As filed with the Securities and Exchange Commission on June 4, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22486

GPS Funds II

(Exact name of registrant as specified in charter)

2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967

(Address of principal executive offices) (Zip code)

Starr E. Frohlich
Genworth Financial Wealth Management, Inc.
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523-3967

(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2013

Date of reporting period: April 1, 2012 through March 31, 2013

Item 1. Reports to Stockholders.

GuideMarkSM Funds
GuidePathSM Funds

Investment Advisor
Genworth Financial Wealth Management, Inc.

ANNUAL REPORT

March 31, 2013

GUIDEMARKSM LARGE CAP GROWTH FUND

GUIDEMARKSM LARGE CAP VALUE FUND

GUIDEMARKSM SMALL/MID CAP CORE FUND

GUIDEMARKSM WORLD EX-US FUND

GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

GUIDEMARKSM GLOBAL REAL RETURN FUND

GUIDEMARKSM CORE FIXED INCOME FUND

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

GUIDEPATHSM MULTI-ASSET INCOME ASSET ALLOCATION FUND

GUIDEPATHSM FIXED INCOME ALLOCATION FUND

GUIDEPATHSM ALTEGRIS® MULTI-STRATEGY ALTERNATIVE ALLOCATION FUND

May 30, 2013

Dear Shareholder:

Enclosed is the Annual Report for the GuideMarkSM and GuidePathSM Funds covering the period April 1, 2012 through March 31, 2013 (the “period”).

Market Review

Despite a weak start to the period, the past 12 months saw equity markets rally, with the US markets achieving the strongest returns. Concerns over European debt issues, a slowdown in China, and weaker than expected US economic data reported at the start of the period were quickly overshadowed by central bank action. The market drove ahead based on the pledge by Mario Draghi from the European Central Bank to do “whatever it takes” to support the Eurozone, and the continuation of quantitative easing by the Federal Reserve, including the announcement of an open-ended policy of Fed support. Even the potential fiscal cliff in the United States at the end of 2012 did not deter the US equity market from its upward climb to a new record high by the end of March.

Within the US equity market, the more stable and defensively oriented sectors of Telecommunications, Healthcare and Consumer Staples all provided returns exceeding 20%1 for the reporting year ended March 31, lifting the value indices. Technology was the only sector that saw a negative return for the 12-month period, largely impacted by the performance of Apple, which fell by more than 45% from its high of over $700 a share in September 2012 to below $445 a share at the end of March 2013.

Small capitalization companies outperformed their larger capitalization counterparts for the 12-month period, with the Russell 2000 Index returning 16.3%, while the Russell 1000 Index rose 14.4%. Smaller capitalization equities were aided by investor risk-taking in view of the market’s resiliency and improving economic data within the United States.

The international markets, while providing positive returns, trailed the domestic markets once currency effects were considered.2 The MSCI All Country World Index (ACWI) ex-US returned 13.5% in local currency terms, which was in line with the return of the S&P 500® at 14%. However, when taking into account the strength of the US dollar, which rallied more than 5% for the 12-month period, the MSCI ACWI ex-US returned 8.9% in dollar terms. While the headlines out of Europe brought new concerns that weighed on the developed market indices, the emerging markets were surprisingly weak, given the risk-taking appetite of investors, as the MSCI Emerging Markets Index returned just 2.3% for the 12-month period. A general slowing of economic growth across the emerging market countries, alongside central bank action to curb inflation, gave investors cause for concern. Globally, dividend paying securities performed well, with the MSCI World High Dividend Index up 16.9% for the 12-month period, benefitting from the strength seen from the more defensive sectors that typically provide a stable dividend.

The key components of real asset exposure saw mixed results over the period. Commodities and global natural resources3 were both in negative territory for the full period, despite a strong third quarter in 2012. Both sectors were tempered by increased supply and a general global economic slowdown giving rise to uncertain global growth prospects. Gold, as measured by gold perpetual futures contracts4, saw its biggest six-month decline in 15 years during the period, when it lost 10.1%. REITs saw strong returns and, unlike the equity markets, international REITs saw stronger returns than domestic REITs over the 12-month period. The Dow Jones Global ex-US Select REIT index was up 26.7%, while the FTSE NAREIT All Equity Index was up 17.1% over the 12 months, reversing the trend seen in prior periods. The Barclays US TIPS Index also produced a positive return for the 12 months, up 5.7%, with most of the strength coming in the first two months of the period as the sector benefited from the flight-to-safety.

The broad fixed income markets trailed equities and, similar to the trend seen in equities, the domestic markets fared better than international and emerging markets. The Barclays US Aggregate Bond Index returned 3.8% for the period, lifted by corporate credit, with investors’ risk appetites returning as concerns about the global economic slowdown eased. Spread compression in the credit markets boosted the returns of corporate bonds, with the lower credit quality securities seeing the greatest benefit based on strong momentum. The demand for income pushed yields on high yield bonds down to around 6% during the first quarter of 2013, below the long-term average of 8.4%.5 The municipal market outperformed the taxable fixed income market over the period, with the Barclays Municipal Bond Index returning 5.3% for the 12 months. Strong demand for municipal securities, given concerns about higher tax rates and lower supply due to limited issuance in the municipal market, drove municipal bond prices higher.

Currency impacts, with the significant rally in the US dollar, took their toll on the international fixed income markets, although emerging markets fared better than developed markets over the full 12-month period. In local currency terms, Asian and European fixed income markets, as defined by the Barclays Euro Aggregate and Barclays Asia Pacific Aggregate Bond Indices, provided stronger returns than the US fixed income markets. However, once converted into US-dollar terms, international bonds underperformed US fixed income for the 12-month period. Emerging market bonds fared better as policymakers were in better stead, with less debt and more levers to pull to combat the global slowdown and growing inflation concerns. The Barclays Emerging Market USD Aggregate Bond Index was up 10.2% for the 12-month period, outpacing the US domestic fixed income market by over 6%.

GuideMark and GuidePath Fund Review

While the markets continued to react to central bank announcements and actions, some degree of normalcy returned, with fundamentals starting to matter again. Fundamentally driven markets provide an environment where active security selection typically is rewarded, and this is the key driver of performance for the GuideMark Funds. Most of the GuideMark Funds provided returns that were generally in line with, or better than their benchmarks. The two exceptions were the large cap equity funds, where active security selection within the industry was challenged, and over 60% of large cap equity managers trailed their benchmarks in 20126. The more opportunistic funds within the fund family had the best relative returns, as their flexible approaches allowed them to take advantage of non-benchmark exposures.

Due to their global approach and therefore lack of US concentration, the GuidePath Funds were challenged given the strength of the domestic markets over the 12-month period. The strengthening dollar saw the S&P 500® outperform the MSCI ACWI ex-US by over 5%. Similar to the GuideMark Funds, the GuidePath Funds that had greater flexibility in their asset allocations or took greater exposure to opportunistically managed mutual funds tended to reap rewards. However, use of the GuideMark Funds for large cap equity exposures within the GuidePath Funds tempered returns.

Looking Ahead

With the S&P 500 reaching a record high on the last trading day of March 2013, investors may question the path forward. Is the expectation for more of the same in terms of up-trending markets, or will we see heightened levels of volatility and a market correction? Lower long-term growth projections and elevated valuations as measured by the cyclically-adjusted Shiller P/E ratio7 suggest to us more muted returns ahead for equities. However, these data points have less predictive ability for shorter-term market moves. And, to date, the equity market has responded favorably to Federal Reserve actions, although at diminishing levels with each new action, while inflation pressures have remained contained. Moreover, we believe continued strength in company earnings reports could drive stocks even higher.

Many have pointed to a so-called “Great Rotation,” with investors reducing allocations to bonds in favor of stocks. However, while flows into equity mutual funds and ETFs have increased, investors continue to seek fixed income investments as well.8 Given the still uncertain economic climate, confidence among consumers and investors remains fragile. This suggests to us that incorporating a diversified investment approach with exposure across multiple asset classes and strategies remains important.

Please contact your financial advisor to discuss any questions about your investment strategy or changes in your financial goals. We thank you for including the Funds in your portfolio and appreciate the trust you have placed in us.

Sincerely,

Carrie E. Hansen
President of the Funds

The Genworth Financial Wealth Management platform provides fee-based investment advisory programs. Investors are advised to refer to the appropriate Disclosure Brochure, which can be obtained from your financial advisor, for a full description of services provided, including all applicable fees.

Genworth Financial Wealth Management, Inc. is an investment advisor registered with the Securities and Exchange Commission. Genworth Financial Wealth Management and Capital Brokerage Corporation are wholly owned subsidiaries of Genworth Financial, Inc.

Index Definitions

The Barclays Asian Pacific Aggregate Bond Index contains fixed rate investment grade securities denominated in the Japanese yen, Australian dollar, Hong Kong dollar, Malaysian ringgit, New Zealand dollar, Singapore dollar and South Korean won. Inclusion is based on the currency of the issue and not the country of domicile of the issuer. The index is composed primarily of local currency sovereign debt but also includes government-related, corporate, and securitized bonds.

The Barclays Emerging Markets USD Aggregate Bond Index is a flagship hard currency emerging markets debt benchmark that includes fixed and floating-rate U.S.-dollar-denominated debt issued from sovereign, quasi-sovereign, and corporate emerging markets issuers.

The Barclays Euro Aggregate Bond Index tracks fixed rate, investment grade euro-denominated securities. Inclusion is based on the currency of the issue, not the domicile of the issuer. The principal sectors in the index are Treasury, corporate, government-related and securitized.

The Barclays US Aggregate Bond Index is a broad-based index that measures the investment grade, US dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities. All securities contained in the Barclays US Aggregate Bond Index have a minimum term to maturity of one year.

The Barclays US TIPS Index includes all publicly issued, US Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

The Barclays Municipal Bond Index measures the performance of investment-grade, fixed-rate, tax-exempt bonds.

The Dow Jones Global ex-US Select REITSM Index measures the performance of publicly traded REITs and REIT-like securities globally with the exception of the US It is designed to serve as a proxy for direct real estate investment, in part by excluding companies whose performance may be driven by factors other than the value of real estate.

The DJ UBS Commodity Index is a broadly diversified index that allows investors to track futures contracts of physical commodities traded on US exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (LME). The component weightings are also determined by several rules designed to insure diversified commodity exposure.

The FTSE NAREIT All Equity REITs Index includes US publicly traded REITs. Equity REITs include those firms that own, manage and lease investment-grade commercial real estate. Specifically, a company is classified as an equity REIT if 75% or more of its gross invested book assets are invested in real property.

The MSCI All Country World Index (ACWI) ex-US measures the equity market performance of developed and emerging markets excluding the United States.

The MSCI Emerging Markets Index is a free float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of countries considered to represent emerging markets.

The MSCI World High Dividend Yield Index includes large and mid cap developed market stocks covered by the MSCI World Index and is designed to reflect the performance of equities selected from the parent index, excluding REITs, with higher than average dividend yields that are both sustainable and persistent.

The Russell 1000® Index measures the performance of the large cap segment of the US equity universe.

The Russell 2000® Index is an unmanaged index consisting of those Russell 3000® Index companies considered to represent the small cap segment of the US equity market.

The S&P Global Natural Resources Index is a diversified index that allows investors track equity exposure of commodities-related companies across three primary sectors: agriculture; energy; and metals and mining. The index is made up of 90 of the largest companies with natural resources and commodities businesses that meet specific investability requirements and are traded publicly.

The S&P 500® Index focuses on the large cap segment of the US equity market. It includes 500 leading companies in leading industries of the US economy, capturing approximately 75% coverage of US equities.

The S&P 500 Sector Indices are designed to measure the performance of the nine Global Industry Classification Standard (GICS®) sectors.

[1]

S&P 500 Sector/Telecom Services Total Return, S&P 500 Sector/Health Care Total Return, S&P 500 Sector/Consumer Staples Total Return, and S&P 500 Sector/Information Technology Total Return. All index returns sourced from Morningstar.

[2]	The US dollar appreciated relative to other major foreign currencies so the international markets, as measured in dollar terms, trailed the US markets.
[3]	S&P Global Natural Resources Total Return USD, S&P GSCI Commodity Total Return USD, and DJ UBS Commodity Total Return USD. All index returns sourced from Morningstar.
[4]	The Commodity Systems, Inc. Perpetual Contract® is an indicator of market volume and liquidity.
[5]	J.P. Morgan first quarter 2013 Quarterly Call.
[6]	S&P Indices Versus Active (SPIVA®) US Year-End 2012 Report
[7]	The Schiller P/E ratio is calculated using the market price of a stock divided by the company’s average earnings over the past 10 years to adjust for earning cycles.
[8]	Source: Investment Company institute; IndexUniverse, March 2013

FX2013-0528-0251

GuideMarkSM Large Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2003. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® GROWTH INDEX – An unmanaged index which measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest US Companies, based on total market capitalization, which represents approximately 98% of the investable US equity market.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)

	One Year	Five Year	Ten Year	Since Inception(1)

GuideMarkSM Large Cap Growth Fund
Service Shares	5.00%	4.85%	6.26%	1.58%
Institutional Shares	5.54%	N/A	N/A	4.71%
Russell 1000® Growth Index	10.09%	7.30%	8.62%	3.59	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)

The return shown for the Russell 1000® Growth Index is from the inception date of the Service Shares. The Russell 1000® Growth Index return from the inception date of the Institutional Shares is 9.11%.

GuideMarkSM Large Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 2013, the Fund returned 5.00%, underperforming the Russell 1000 Growth Index at 10.09%.

•	The relative underperformance resulted from both sector positioning and security selection, especially within the technology sector.

•

Performance was harmed by overweight exposure to technology, which suffered as concerns over future information technology spending budgets increased. Apple, a widely held security in the technology sector, was a large detractor to returns due to concerns over the company’s future growth prospects and valuation risk.

•

Underweight exposure to early cycle retailers and consumer stocks more levered to the improving housing market negatively impacted performance as consumer demand proved more resilient than expected. In addition to being underweight to industrials, a preference for traditional large industrial companies like Cummins and Caterpillar detracted from performance.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Cisco Systems, Inc.	5.15
2	Microsoft Corp.	3.10
3	Google, Inc.	2.98
4	Apple, Inc.	2.64
5	Amgen, Inc.	2.51
6	Verizon Communications, Inc.	2.20
7	Oracle Corp.	2.20
8	Wal-Mart Stores, Inc.	2.14
9	Boeing Co.	1.79
10	Honeywell International, Inc.	1.72

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P, and has been licensed for use by U.S. Bancorp Fund Services, LLC.

GuideMarkSM Large Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2003. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® VALUE INDEX – An unmanaged index which measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest US Companies, based on total market capitalization, which represents approximately 98% of the investable US equity market.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)

	One Year	Five Year	Ten Year	Since Inception(1)

GuideMarkSM Large Cap Value Fund
Service Shares	13.96%	1.06%	6.44%	2.58%
Institutional Shares	14.70%	N/A	N/A	7.81%
Russell 1000® Value Index	18.77%	4.85%	9.18%	5.37	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Russell 1000® Value Index is from the inception date of the Service Shares. The Russell 1000® Value Index return from the inception date of the Institutional Shares is 10.53%.

GuideMarkSM Large Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 2013, the Fund returned 13.96%, underperforming the Russell 1000 Value Index at 18.77%.

•

Security selection was the key detractor from performance over the period and offset the positive contribution from sector positioning. Exposure to securities with lower relative volatility and higher valuations had a negative impact on performance. A lower average market capitalization relative to the benchmark proved beneficial.

•

Overweight exposure to health care contributed to absolute returns as defensive sectors performed well over the period. Within the health care sector, a bias towards managed care versus large cap pharmaceuticals detracted from performance, as managed care stocks traded lower due to company-specific reasons and regulatory concerns.

•

Security selection within the consumer discretionary sector dragged on returns. Specifically, underweight exposure to early cycle retailers and retailers levered to the housing market dampened performance as domestic consumers continued to spend despite the weak job market outlook.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Capital One Financial Corp.	2.53
2	SLM Corp.	2.42
3	Citigroup, Inc.	2.16
4	JPMorgan Chase & Co.	2.13
5	Johnson & Johnson	2.11
6	AT&T, Inc.	2.06
7	Stanley Black & Decker, Inc.	2.05
8	Wells Fargo & Co.	1.95
9	Rockwood Holdings, Inc.	1.80
10	Pentair Ltd.	1.80

GuideMarkSM Small/Mid Cap Core Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2003. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 2500TM INDEX – Measures the performance of the small- to mid-cap segment of the US equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index is a subset of the Russell 3000® Index. The Russell 2500TM Index includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)

	One Year	Five Year	Ten Year	Since Inception(1)

GuideMarkSM Small/Mid Cap Core Fund
Service Shares	17.32%	8.17%	9.14%	6.25%
Institutional Shares	17.95%	N/A	N/A	6.93%
Russell 2500TM Index	17.73%	9.02%	12.30%	7.93	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Russell 2500TM Index is from the inception date of the Service Shares. The Russell 2500TM Index return from the inception date of the Institutional Shares is 8.00%.

GuideMarkSM Small/Mid Cap Core Fund MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 2013, the Fund returned 17.32%, underperforming the Russell 2500 Index at 17.73%.

•

The Fund’s modestly higher average market capitalization relative to the benchmark and exposure to securities with higher price-to-book ratios were the primary drivers of the relative underperformance for the period.

•

A more defensive posture, favoring companies towards the higher end of the market capitalization spectrum detracted from performance. Investor risk taking behavior created a favorable backdrop for the smaller market capitalization companies.

•

Security selection within the consumer discretionary sector contributed to returns. Consumer stocks including Hanes brands and Urban Outfitters benefited from higher consumer spending, while auto parts providers including Cooper Tire and Rubber experienced strong sales growth due to consumers’ focus on maintaining their cars rather than investing in new ones.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Douglas Emmett, Inc.	1.77
2	Axis Capital Holdings Ltd.	1.65
3	NASDAQ OMX Group, Inc.	1.56
4	American Campus Communities, Inc.	1.41
5	Huntington Bancshares, Inc.	1.33
6	Onyx Pharmaceuticals, Inc.	1.32
7	Nordson Corp.	1.31
8	DFC Global Corp.	1.29
9	FirstMerit Corp.	1.25
10	Triumph Group, Inc.	1.23

GuideMarkSM World ex-US Fund MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2003. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI ALL COUNTRY WORLD EX-US INDEX – A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It consists of country indices comprised of developed and emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)

	One Year	Five Year	Ten Year	Since Inception(1)

GuideMarkSM World ex-US Fund
Service Shares	7.53%	-6.03%	6.38%	2.21%
Institutional Shares	8.09%	N/A	N/A	-2.77%
MSCI All Country World ex-US Index	8.87%	0.07%	11.41%	6.79	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)

The return shown for the MSCI All Country World ex-US Index is from the inception date of the Service Shares. The MSCI All Country World ex-US Index return from the inception date of the Institutional Shares is -1.71%.

GuideMarkSM World ex-US Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 2013, the Fund returned 7.53%, underperforming the MSCI All Country World ex-US Index at 8.87%.

•	Security selection was the primary driver of the relative underperformance for the period and offset the positive contributions from country and sector positioning.

•

Security selection within emerging markets detracted from performance with exposure to India harming performance as the Indian market retreated. Fears of a slowdown in China created a challenge for emerging market equities in general.

•

Exposure to two energy stocks focused on oil and gas exploration in Latin America dampened performance. Petrominerales, a Canadian listed energy company and Petroleo Brasileiro trailed during the period due to production and profit margin concerns.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Nestle SA	1.93
2	Sanofi-Aventis SA	1.39
3	PowerShares India Portfolio	1.33
4	Samsung Electronics Co. Ltd.	1.21
5	Royal Dutch Shell Plc	1.20
6	Westpac Banking Corp.	1.08
7	HSBC Holdings Plc	1.06
8	Australia & New Zealand Banking Group Ltd.	1.05
9	Novo Nordisk A/S	0.94
10	British American Tobacco Plc	0.92

GuideMarkSM Opportunistic Equity Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 3000® INDEX – Measures the performance of the largest 3,000 US companies representing approximately 98% of the investable US equity market.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Since Inception(1)

GuideMarkSM Opportunistic Equity Fund
Service Shares	14.56%	6.29%
Institutional Shares	15.22%	6.00%
Russell 3000® Index	14.56%	10.53	%(2)

(1)	Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Russell 3000® Index is from the inception date of the Service Shares. The Russell 3000® Index return from the inception date of the Institutional Shares is 9.58%.

GuideMarkSM Opportunistic Equity Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 2013, the Fund returned 14.56%, performing in line with the Russell 3000 Index at 14.56%.

•

Security selection was the primary driver of returns. The Fund’s modestly lower average market capitalization relative to the benchmark and exposure to securities with lower price-to-book ratios contributed to performance.

•

Positive security selection within the consumer discretionary sector was a large driver of returns. H&R Block and Marriott Vacations were among the best performers for the period. Exposure to Bank of America also benefited performance as large money center banks were buoyed by improving fundamentals.

•

Exposure to securities with commodities exposure negatively impacted performance. Owning Apache and Devon dampened returns as energy stocks traded lower on production and pricing concerns. Newmont Mining and AngloGold Ashanti continued to lag due to concerns of rising production costs and fears regarding nationalization of mines in some African countries.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	2.43
2	Medtronic, Inc.	2.39
3	United Technologies Corp.	2.28
4	Prudential Financial, Inc.	1.84
5	ConAgra Foods, Inc.	1.81
6	Baxter International, Inc.	1.75
7	Microsoft Corp.	1.66
8	Pfizer, Inc.	1.63
9	Apache Corp.	1.61
10	Southwest Airlines Co.	1.58

GuideMarkSM Global Real Return Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS US TIPS INDEX – Includes all publicly-issued, US Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

GLOBAL REAL RETURN BLENDED INDEX – A weighted combination of 20% of the total return from the Dow Jones-UBS Commodities Index, 35% of the total return from the S&P Natural Resources North American Index, 20% of the total return from the Dow Jones Global Select RESI Index and 25% of the total return from the Barclays Global Inflation Linked Bond Index. Returns are weighted on a 20/35/20/25 basis for each historical month and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Blended Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Since Inception(1)

GuideMarkSM Global Real Return Fund
Service Shares	1.05%	-2.07%
Institutional Shares	1.73%	-3.10%
Barclays US TIPS Index	5.68%	8.70	%(2)
Global Real Return Blended Index	6.20%	0.50	%(3)

(1)	Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Barclays US TIPS Index is from the inception date of the Service Shares. The Barclays US TIPS Index return from the inception date of the Institutional Shares is 7.86%.

(3)

The return shown for the Global Real Return Blended Index is from the inception date of the Service Shares. The Global Real Return Blended Index return from the inception date of the Institutional Shares is -1.02%.

GuideMarkSM Global Real Return Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•

For the 12 months ended March 2013, the Fund returned 1.05%, underperforming the Barclays U.S. TIPS Index at 5.68% and its blended benchmark of 20% Dow Jones-UBS Commodities Index, 35% S&P North American Natural Resources Sector Index, 20% Dow Jones Global Select RESI Index, and 25% Barclays Global Inflation Linked Bonds Index, which returned 6.20%.

•

Underweight exposure to U.S. TIPS and exposure to gold miners was the primary detractor from returns relative to both the primary and blended benchmarks. Exposure to gold miners harmed returns due to the spread between gold metal and gold miners remaining significantly above the historic average as a result of rising production costs and geopolitical risk in Africa.

•

Commodities exposure dampened results relative to the primary benchmark. The asset class fell under pressure as investors feared a slowdown in China could negatively impact the demand for commodities including steel.

•	Relative to the blended benchmark, a reduced exposure to REITs due to valuation concerns detracted from performance as global REITs posted strong returns for the period.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR S&P Global Natural Resources ETF	30.09
2	SPDR Barclays Capital TIPS ETF	14.28
3	PowerShares DB Commodity Index Tracking Fund	14.11
4	SPDR Dow Jones International Real Estate ETF	11.09
5	SPDR Dow Jones REIT ETF	9.68
6	SPDR DB International Government Inflation-Protected Bond ETF	9.13
7	PowerShares Global Agriculture ETF	3.01
8	SPDR Metals and Mining ETF	2.93
9	Energy Select Sector SPDR Fund	2.05
10	SPDR S&P International Equity Sector ETF	2.01

GuideMarkSM Core Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2003. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS US AGGREGATE BOND INDEX – A broad-based benchmark that measures the investment-grade, US dollar-denominated fixed-rate taxable bond market, including US Treasuries, government-related and corporate debt securities, and mortgage- and asset-backed securities. All securities contained in the Barclays US Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)

	One Year	Five Year	Ten Year	Since Inception(1)

GuideMarkSM Core Fixed Income Fund
Service Shares	3.55%	5.08%	4.43%	4.88%
Institutional Shares	4.12%	N/A	N/A	5.05%
Barclays US Aggregate Bond Index	3.77%	5.47%	5.02%	5.66	%(2)

(1)	Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

(2)

The return shown for the Barclays US Aggregate Bond Index is from the inception date of the Service Shares. The Barclays US Aggregate Bond Index return from the inception date of the Institutional Shares is 5.27%.

GuideMarkSM Core Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 2013, the Fund returned 3.55%, underperforming the Barclays US Aggregate Bond Index at 3.77%.

•	Overweight exposure to corporate credit, particularly within the financials sector, contributed positively to performance.

•	An emphasis towards higher rated securities dampened relative performance. Investors’ search for yield and risk taking behavior helped support lower credit quality bonds.

•

A slightly shorter duration position given concerns about rising rates slightly dampened returns. Longer dated securities traded higher as the Federal Reserve announced its open-ended asset buying program.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	U.S. Treasury Note, 2.000%, 02/15/2022	2.99
2	U.S. Treasury Note,0.250%, 07/15/2015	2.54
3	U.S. Treasury Note, 0.875%, 01/31/2017	2.27
4	U.S. Treasury Bond, 3.125%, 11/15/2041	1.78
5	U.S. Treasury Note, 1.875%, 09/30/2017	1.58
6	Federal National Mortgage Association, Pool #AJ0130, 3.500%, 05/01/2042	1.51
7	U.S. Treasury Note, 0.875%, 04/30/2017	1.43
8	U.S. Treasury Note, 0.625%, 07/15/2014	1.38
9	Federal National Mortgage Association, Pool#AR8929, 3.000%, 01/01/2043	1.28
10	Federal National Mortgage Association, Pool #AK9382, 4.000%, 04/01/2042	1.15

GuideMarkSM Tax-Exempt Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on March 31, 2003. Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS MUNICIPAL BOND INDEX – The Barclays Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

AVERAGE ANNUAL TOTAL RETURN (for periods ended March 31)

	One Year	Five Year	Ten Year	Since Inception(1)

GuideMarkSM Tax-Exempt Fixed Income Fund	4.93%	5.24%	3.53%	3.99%

Barclays Municipal Bond Index	5.25%	6.10%	5.01%	5.36%

(1)	Inception date is 6/29/01.

GuideMarkSM Tax-Exempt Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 2013, the Fund returned 4.93%, underperforming the Barclays Municipal Bond Index at 5.25%.

•	Credit positioning had mixed results for the period. Exposure to ‘BBB’ rated securities proved beneficial, while an overweight exposure to ‘AAA’ rated securities dampened returns.

•

The ongoing search for yield from both traditional tax-exempt investors given concerns about increased tax rates and cross over sector investors led to strength in returns from below investment grade securities.

•

A modest exposure to Puerto Rico obligation bonds negatively impacted returns. Puerto Rico bonds sold off after Puerto Rico was downgraded by the rating agencies based on a weak economic and revenue outlook.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	California, GO, 6.500%, 04/01/2033	1.63
2	Wisconsin, Series A, Refunding, Revenue Bond,
	6.000%, 05/01/2033	1.61
3	Utah Associated Municipal Power Systems San Juan Project,
	Refunding, Revenue Bond, 5.500%, 06/01/2022	1.59
4	Henry County Public Service Authority Water & Sewer,
	Refunding, Revenue Bond, FSA Insured, 5.500%, 11/15/2019	1.58
5	Los Angeles Department of Airports, Series A, Refunding,
	Revenue Bond, 5.250%, 05/15/2029	1.56
6	Boise-Kuna District, Revenue Bond, 7.375%, 06/01/2034	1.52
7	Metropolitan Transportation Authority, Series F,
	Revenue Bond, 5.000%, 11/15/2014	1.42
8	Allegheny County Hospital Development Authority,
	Series A, Revenue Bond, 5.000%, 09/01/2014	1.41
9	New York, GO, 5.375%, 04/01/2036	1.38
10	Louisiana Citizens Property, Revenue Bond, 6.750%, 06/01/2026	1.31

GuideMarkSM Opportunistic Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS MULTIVERSE INDEX – The Barclays Multiverse Index is a broad-based index that provides a measure of the global fixed income market.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Since Inception(1)

GuideMarkSM Opportunistic Fixed Income Fund
Service Shares	9.64%	5.01%
Institutional Shares	10.33%	5.41%
Barclays Multiverse Index	1.68%	3.68	%(2)

(1)	Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

(2)	The return shown for the Barclays Multiverse Index is from the inception date of the Service Shares. The Barclays Multiverse Index return from the inception date of the Institutional Shares is 1.99%.

GuideMarkSM Opportunistic Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 2013, the Fund returned 9.64%, outperforming the Barclays Multiverse Index at 1.68%.

•

Overweight exposure to non-US currencies and a bias to corporate debt securities were the primary drivers of the relative outperformance. Risk assets rallied over the period as coordinated monetary easing on a global scale provided a tailwind for the global fixed income markets.

•	A relative bias to emerging market and currencies like the Polish Zloty positively contributed to performance and Asia Pacific ex-Japanese currencies outperformed the Japanese Yen.

•

Exposure to corporate credit across the rating spectrum benefited performance. Corporate credit securities continued to experience spread tightening as investors moved away from defensive investment vehicles like US Treasuries in search of yield.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Republic of Korea, 3.000%, 12/10/2013	3.50
2	Federal National Mortgage Association,
	Series #1209, 3.500%, 10/01/2042	2.55
3	Federal Home Loan Mortgage Corp.,
	Series #280, 3.000%, 09/15/2042	2.03
4	Petroleos de Venezuela SA, 4.900%, 10/28/2014	1.77
5	Republic of Ireland, 5.000%, 10/18/2020	1.22
6	Federal National Mortgage Association,
	Series #1237, 3.000%, 11/01/2032	1.21
7	Federal Home Loan Mortgage Corp.,
	Series #267, 3.000%, 08/15/2042	1.20
8	Federal National Mortgage Association,
	Series #1200, 3.000%, 10/01/2032	1.20
9	Federal Home Loan Mortgage Corp.,
	Series #60853, 3.500%, 09/01/2042	1.14
10	Republic of Hungary, 6.750%, 02/24/2017	1.10

GuidePathSM Strategic Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® INDEX – An index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. It is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. MSCI ALL COUNTRY WORLD INDEX – A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Since Inception(1)

GuidePathSM Strategic Asset Allocation Fund
Service Shares	9.30%	2.37%
Institutional Shares	N/A	7.68	%(2)
S&P 500® Index	13.96%	10.01	%(3)
MSCI All Country World Index	11.19%	3.35	%(4)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The return shown is cumulative from the inception date.

(3)	The return shown for the S&P 500® Index is annualized from the inception date of the Service Shares. The S&P 500® Index cumulative return from the inception date of the Institutional Shares is 8.80%.

(4)

The return shown for the MSCI All Country World Index is annualized from the inception date of the Service Shares. The MSCI All Country World Index cumulative return from the inception date of the Institutional Shares is 8.98%.

GuidePathSM Strategic Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 2013, the Fund returned 9.30% underperforming the S&P 500 Index at 13.96%. The Fund trailed the MSCI All Country World Index at 11.19%.

•

Exposure to international and emerging markets equities was the largest driver of underperformance to the S&P 500 Index as international market returns were tempered due to volatility from resurgent Eurozone debt concerns.

•	Small- and mid-cap stocks benefited performance, with exposure to securities with higher price-to-book ratios and investor behavior favoring risk assets.

•	Exposure to global real return assets detracted from performance as exposure to global commodities and natural resources fell as investors feared a slowdown in China could negatively impact demand.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR S&P 500 ETF Trust	15.84
2	GuideMarkSM World ex-US Fund – Institutional Shares	15.06
3	Vanguard FTSE All-World ex-US Index Fund	14.99
4	GuideMarkSM Small/Mid Cap Core Fund – Institutional Shares	9.01
5	GuideMarkSM Large Cap Value Fund – Institutional Shares	8.39
6	GuideMarkSM Opportunistic Equity Fund – Institutional Shares	7.81
7	GuideMarkSM Large Cap Growth Fund – Institutional Shares	7.46
8	GuideMarkSM Global Real Return Fund – Institutional Shares	4.69
9	SPDR S&P 600 Small Cap Growth	2.76
10	Altegris Macro Strategy Fund – Institutional Shares	2.41

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® INDEX – Focuses on the large-cap segment of the US equities market. It includes 500 leading companies in leading industries of the US economy, capturing approximately 75% coverage of US equities.

TACTICAL CONSTRAINED BLENDED INDEX – A weighted combination of 75% of the total return from the MSCI All Country World Index with 25% of the total return from the Barclays US Aggregate Bond Index. Returns are weighted on a 75/25 basis for each historical month and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Blended Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Since Inception(1)

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
Service Shares	8.25%	3.44%
Institutional Shares	N/A	6.29	%(2)
S&P 500® Index	13.96%	10.01	%(3)
Tactical Constrained Blended Index	9.48%	4.11	%(4)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The return shown is cumulative from the inception date.

(3)	The return shown for the S&P 500® Index is annualized from the inception date of the Service Shares. The S&P 500® Index cumulative return from the inception date of the Institutional Shares is 8.80%.

(4)

The return shown for the Tactical Constrained Blended Index is annualized from the inception date of the Service Shares. The Tactical Constrained Blended Index cumulative return from the inception date of the Institutional Shares is 6.87%.

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•

For the 12 months ended March 2013, the Fund returned 8.25% underperforming the S&P 500 Index at 13.96%. The Fund trailed the blended benchmark of 75% MSCI All Country World Index and 25% Barclays US Aggregate Index at 9.48%.

•

Exposure to core fixed income, and international and emerging markets equities were the largest drivers of underperformance relative to the S&P 500 Index. A bias toward higher quality credit within core fixed income harmed returns. International and emerging markets equities were tempered due to volatility from resurgent Eurozone debt concerns.

•

Security selection within the consumer discretionary sector of the opportunistic equity strategy contributed positively to returns. Opportunistic fixed income exposure contributed to performance with an overweight to non-US currencies and a bias to corporate debt securities.

•

Large cap equity exposure contributed to performance on improving US economic data. However weakness from security selection, specifically large cap securities within the consumer discretionary sector, harmed returns.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	GuideMarkSM World ex-US Fund – Institutional Shares	16.72
2	SPDR S&P 500 ETF Trust	13.42
3	GuideMarkSM Core Fixed Income Fund – Institutional Shares	10.84
4	GuideMarkSM Opportunistic Equity Fund – Institutional Shares	10.56
5	GuideMarkSM Large Cap Growth Fund – Institutional Shares	6.73
6	GuideMarkSM Large Cap Value Fund – Institutional Shares	6.68
7	GuideMarkSM Opportunistic Fixed Income Fund –
	Institutional Shares	5.98
8	iShares Core MSCI Emerging Markets ETF	4.23
9	GuideMarkSM Small/Mid Cap Core Fund – Institutional Shares	3.68
10	Vanguard REIT ETF	1.99

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® INDEX – Focuses on the large-cap segment of the US equities market. It includes 500 leading companies in leading industries of the US economy, capturing approximately 75% coverage of US equities.

TACTICAL UNCONSTRAINED BLENDED INDEX – A weighted combination of 90% of the total return from the MSCI All Country World Index with 10% of the total return from the Barclays Multiverse Index. Returns are weighted on a 90/10 basis for each historical month and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Blended Index.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Since Inception(1)

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
Service Shares	9.15%	2.41%
Institutional Shares	N/A	7.11	%(2)
S&P 500® Index	13.96%	10.01	%(3)
Tactical Unconstrained Blended Index	10.27%	3.31	%(4)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The return shown is cumulative from the inception date.

(3)	The return shown for the S&P 500® Index is annualized from the inception date of the Service Shares. The S&P 500® Index cumulative return from the inception date of the Institutional Shares is 8.80%.

(4)

The return shown for the Tactical Unconstrained Blended Index is annualized from the inception date of the Service Shares. The Tactical Unconstrained Blended Index cumulative return from the inception date of the Institutional Shares is 7.86%.

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•

For the 12 months ended March 2013, the Fund returned 9.15% underperforming the S&P 500 Index at 13.96%. The Fund trailed the blended benchmark of 90% MSCI All Country World Index and 10% Barclays Multiverse Index at 10.27%.

•

Defensive positioning and higher cash allocations within the fund hindered returns, especially during the market rallies beginning in June 2012 and January 2013. Exposure to floating rate notes and core fixed income also detracted from performance.

•

Exposure to high yield bonds and small- and mid-cap equities proved beneficial based on investors’ risk taking behavior. Opportunistic exposures in both equities and fixed income were additive to returns.

•	US equity exposure contributed to performance on improving US economic data. However the actively managed large cap funds detracted from returns due to security selection.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Virtus Premium AlphaSector Fund - Institutional Shares	12.39
2	SPDR S&P 500 ETF Trust	10.23
3	GuideMarkSM Opportunistic Equity Fund – Institutional Shares	7.68
4	iShares MSCI ACWI ex US Index Fund	6.78
5	GuideMarkSM Large Cap Value Fund – Institutional Shares	6.73
6	Eaton Vance Floating-Rate Fund – Institutional Shares	5.60
7	Stadion Managed Portfolio Trust – Institutional Shares	5.23
8	GuideMarkSM Opportunistic Fixed Income Fund –
	Institutional Shares	4.47
9	GuideMarkSM Small/Mid Cap Core Fund – Institutional Shares	4.33
10	Guggenheim S&P 500 Equal Weight ETF	3.95

GuidePathSM Absolute Return Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

CITIGROUP 3-MONTH TREASURY BILL INDEX – Tracks the performance of US Treasury Bills with a remaining maturity of three months.

AVERAGE ANNUAL TOTAL RETURN (for the period ended March 31)

	One Year	Since Inception(1)

GuidePathSM Absolute Return Asset Allocation Fund
Service Shares	2.71%	1.93%
Institutional Shares	N/A	1.53	%(2)
Citigroup 3-Month Treasury Bill Index	0.08%	0.06	%(3)

(1)	Inception date is 4/29/11 for Service Shares and 9/13/12 for Institutional Shares.

(2)	The return shown is cumulative from the inception date.

(3)

The return shown for the Citigroup 3-Month Treasury Bill Index is annualized from the inception date of the Service Shares. The Citigroup 3-Month Treasury Bill Index cumulative return from the inception date of the Institutional Shares is 0.04%.

GuidePathSM Absolute Return Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 12 months ended March 2013, the Fund returned 2.71% outperforming the Citigroup 3-month Treasury Bill Index at 0.08%.

•	Exposure to opportunistic fixed income strategies that favored corporate credit, global high yield bonds, and currencies was the primary driver of performance.

•	Security selection within mortgage-backed securities strategies, specifically non-agency bonds, proved beneficial to performance along with a small exposure to equities.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	GuideMarkSM Core Fixed Income Fund – Institutional Shares	9.78
2	Pioneer Strategic Income Fund – Class Y	9.28
3	iShares Barclays Credit Bond Fund	7.84
4	GuideMarkSM Opportunistic Fixed Income Fund – Institutional Shares	7.77
5	DoubleLine Total Return Bond Fund – Institutional Shares	6.71
6	iShares JPMorgan USD Emerging Markets Bond Fund	4.93
7	iShares Barclays MBS Bond Fund	4.79
8	BlackRock Low Duration Bond Portfolio – Institutional Shares	3.62
9	SPDR Barclays Capital 1-3 Month T-Bill ETF	3.24
10	iShares Floating Rate Note Fund	2.74

GuidePathSM Multi-Asset Income Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI WORLD HIGH DIVIDEND YIELD INDEX – An index that is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 24 developed market countries. The Index is designed to reflect the performance of equities (excluding REITs) with higher than average dividend yields that are both sustainable and persistent.

MULTI-ASSET INCOME BLENDED INDEX – A weighted combination of 60% of the total return from the MSCI World High Dividend Yield Index with 40% of the total return from the Barclays US Aggregate Bond Index. Returns are weighted on a 60/40 basis for each historical month and then the longer-term Blended Index returns are geometrically combined from these historical monthly returns to create aggregate returns (1-year, 3-years, 5-years, etc.) for the Blended Index.

CUMULATIVE TOTAL RETURN (for the period ended March 31)

Since Inception(1)

GuidePathSM Multi-Asset Income Asset Allocation Fund	7.55%
MSCI World High Dividend Yield Index	13.75%
Multi-Asset Income Blended Index	8.20%

(1)	Inception date is 8/31/12.

GuidePathSM Multi-Asset Income Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•

Since inception to the period ended March 2013, the Fund returned 7.55% underperforming the MSCI World High Dividend Yield Index at 13.75%. The Fund trailed the blended benchmark of 60% MSCI World High Dividend Yield Index and 40% Barclays US Aggregate Index at 8.20%.

•

Exposure and positioning within fixed income was the largest driver of underperformance. Allocations to US Treasury securities within core fixed income experienced negative returns during the period as yields rose modestly.

•

An emphasis towards internationally diversified dividend securities benefited returns, lifted higher by financials within Europe and the more defensive sectors of the market. A dedicated exposure to Australian dividend securities proved beneficial.

•	Small cap equity exposure boosted returns within US equities based on risk taking behavior by investors.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR S&P International Dividend ETF	11.23
2	Wisdom Tree Equity Income Fund	9.73
3	Forward Select Income Fund – Institutional Shares	8.02
4	iShares S&P Global Infrastructure Index Fund	7.86
5	iShares iBoxx $ High Yield Corporate Bond Fund	7.40
6	iShares JPMorgan USD Emerging Markets Bond Fund	7.05
7	JPMorgan High Yield Fund – Select Shares	5.80
8	JPMorgan Income Builder Fund – Select Shares	4.97
9	Forward International Dividend Fund – Institutional Shares	4.05
10	Forward EM Corporate Debt Fund	4.00

GuidePathSM Fixed Income Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS US AGGREGATE BOND INDEX – A broad-based benchmark that measures the investment-grade, US dollar-denominated fixed-rate taxable bond market, including US Treasuries, government-related and corporate debt securities, and mortgage- and asset-backed securities. All securities contained in the Barclays US Aggregate Bond Index have a minimum term to maturity of one year.

CUMULATIVE TOTAL RETURN (for the period ended March 31)

	Since Inception(1)

GuidePathSM Fixed Income Allocation Fund
Service Shares	0.59%
Institutional Shares	0.88%
Barclays US Aggregate Bond Index	0.23	%(2)

(1)	Inception date is 8/31/12 for Service Shares and 9/13/12 for Institutional Shares.

(2)

The return shown for the Barclays US Aggregate Bond Index is from the inception date of the Service Shares. The Barclays US Aggregate Bond Index return from the inception date of the Institutional Shares is 0.62%.

GuidePathSM Fixed Income Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	Since inception to the period ended March 2013, the Fund returned 0.59% outperforming the Barclays US Aggregate Index at 0.23%.

•

Exposure to opportunistic fixed income strategies that favored corporate credit, global high yield bonds, and currencies was the primary driver of performance. The ongoing demand for yield and risk taking investor behavior helped lift the returns of these asset classes.

•	Security selection within mortgage-backed securities strategies, specifically non-agency bonds, proved beneficial to performance.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	GuideMarkSM Core Fixed Income Fund – Institutional Shares	24.32
2	Vanguard Total Bond Market ETF	22.08
3	GuideMarkSM Opportunistic Fixed Income Fund – Institutional Shares	7.19
4	iShares Barclays Credit Bond Fund	6.61
5	Vanguard Mortgage-Backed Securities ETF	5.83
6	iShares Barclays 1-3 Year Treasury Bond Fund	4.67
7	iShares Barclays 7-10 Year Treasury Bond Fund	4.41
8	SPDR Barclays TIPS ETF	3.18
9	SPDR Barclays High Yield Bond ETF	3.08
10	PIMCO Unconstrained Bond Fund – Institutional Shares	2.41

GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on August 31, 2012 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

HFRI FUND OF FUNDS COMPOSITE INDEX – The HFRI Fund of Funds Composite Index is an equally weighted hedge fund index including over 650 domestic and off-shore funds of funds.

CITIGROUP 3-MONTH TREASURY BILL INDEX – Tracks the performance of US Treasury Bills with a remaining maturity of three months.

CUMULATIVE TOTAL RETURN (for the period ended March 31)

	Since Inception(1)

GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund
Service Shares	0.26%
Institutional Shares	-0.19%
HFRI Fund of Funds Composite Index	5.74	%(2)
Citigroup 3-Month Treasury Bill Index	0.05	%(3)

(1)	Inception date is 8/31/12 for Service Shares and 9/13/12 for Institutional Shares.

(2)

Reflects index performance since the date closest to the Institutional Shares’ inception for which data is available. The HFRI Fund of Funds Composite Index is calculated from August 31, 2012, the inception date of the Service Shares.

(3)

The return shown for the Citigroup 3-Month Treasury Bill Index is from the inception date of the Service Shares. The Citigroup 3-Month Treasury Bill Index return from the inception of the Institutional Shares is 0.04%.

GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the period ended March 2013, the Fund returned 0.26% underperforming the HFRI Fund of Funds Composite Index at 5.74%. The Fund outperformed the Citigroup 3-Month Treasury Bill Index at 0.05%.

•

Currency positioning was the main factor that adversely impacted returns. A net long position in the Japanese yen detracted from performance as the Bank of Japan moved towards more aggressive economic policy actions.

•

The commodities markets as a whole have moved in a sideways pattern defying the broader market rally. The Fund’s commodities exposures were broad based, without a bias towards any specific sector that might have been advantageous.

•

Equity exposure favoring financials and small caps, contributed positively towards performance. Exposure to opportunistic fixed income strategies that favored corporate credit, global high yield bonds, and currencies also benefitted returns.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Altegris® Equity Long Short Fund – Institutional Shares	41.90
2	Altegris® Macro Strategy Fund – Institutional Shares	19.23
3	GuideMarkSM Opportunistic Fixed Income Fund – Institutional Shares	12.63
4	Altegris® Futures Evolution Strategy Fund – Institutional Shares	8.63
5	Altegris® Managed Futures Strategy Fund – Institutional Shares	8.55
6	Altegris® Fixed Income Long Short Fund – Institutional Shares	6.80

GuideMarkSM Funds & GuidePathSM Funds EXPENSE EXAMPLE (Unaudited)
March 31, 2013

As a shareholder of the GuideMarkSM & GuidePathSM Funds (the “Funds”), you incur ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period, which for all Funds is from October 1, 2012 to March 31, 2013.

Actual Expenses
The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under U.S. generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expenses ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GuideMarkSM Funds & GuidePathSM Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
March 31, 2013

Fund		Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio[1] based on the period October 1, 2012– March 31, 2013	Expenses Paid During Period[2] October 1, 2012– March 31, 2013

INSTITUTIONAL SHARES

GuideMarkSM Large Cap	Actual	$1,000.00	$1,058.40	0.91%	$4.67
Growth Fund	Hypothetical[3]	$1,000.00	$1,020.39	0.91%	$4.58

GuideMarkSM Large Cap	Actual	$1,000.00	$1,128.20	0.92%	$4.88
Value Fund	Hypothetical[3]	$1,000.00	$1,020.34	0.92%	$4.63

GuideMarkSM Small/Mid Cap	Actual	$1,000.00	$1,170.40	1.09%	$5.90
Core Fund	Hypothetical[3]	$1,000.00	$1,019.50	1.09%	$5.49

GuideMarkSM World	Actual	$1,000.00	$1,089.60	1.09%	$5.68
ex-US Fund	Hypothetical[3]	$1,000.00	$1,019.50	1.09%	$5.49

GuideMarkSM Opportunistic	Actual	$1,000.00	$1,152.20	1.05%	$5.63
Equity Fund	Hypothetical[3]	$1,000.00	$1,019.70	1.05%	$5.29

GuideMarkSM Global	Actual	$1,000.00	$1,004.40	0.83%	$4.15
Real Return Fund	Hypothetical[3]	$1,000.00	$1,020.79	0.83%	$4.18

GuideMarkSM Core	Actual	$1,000.00	$1,000.50	0.73%	$3.64
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,021.29	0.73%	$3.68

GuideMarkSM Opportunistic	Actual	$1,000.00	$1,052.20	1.05%	$5.37
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,019.70	1.05%	$5.29

GuidePathSM Strategic	Actual	$1,000.00	$1,095.00	0.42%	$2.19
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.84	0.42%	$2.12

GuidePathSM Tactical ConstrainedSM	Actual	$1,000.00	$1,075.80	0.44%	$2.28
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.74	0.44%	$2.22

GuidePathSM Tactical UnconstrainedSM	Actual	$1,000.00	$1,081.00	0.52%	$2.70
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.34	0.52%	$2.62

GuidePathSM Absolute Return	Actual	$1,000.00	$1,013.30	0.51%	$2.56
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.39	0.51%	$2.57

GuidePathSM Fixed Income	Actual	$1,000.00	$1,004.80	0.50%	$2.50
Allocation Fund	Hypothetical[3]	$1,000.00	$1,022.44	0.50%	$2.52

GuidePathSM Altegris® Multi-Strategy	Actual	$1,000.00	$1,005.10	0.30%	$1.50
Alternative Allocation Fund	Hypothetical[3]	$1,000.00	$1,023.44	0.30%	$1.51

[1]	The expense ratio excludes the securities lending credit.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
[3]	5% return before expenses.

GuideMarkSM Funds & GuidePathSM Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
March 31, 2013

Fund		Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio[1] based on the period October 1, 2012– March 31, 2013	Expenses Paid During Period[2] October 1, 2012– March 31, 2013

SERVICE SHARES

GuideMarkSM Large Cap	Actual	$1,000.00	$1,054.90	1.53%	$7.84
Growth Fund	Hypothetical[3]	$1,000.00	$1,017.30	1.53%	$7.70

GuideMarkSM Large Cap	Actual	$1,000.00	$1,123.70	1.49%	$7.89
Value Fund	Hypothetical[3]	$1,000.00	$1,017.50	1.49%	$7.49

GuideMarkSM Small/Mid Cap	Actual	$1,000.00	$1,167.10	1.63%	$8.81
Core Fund	Hypothetical[3]	$1,000.00	$1,016.80	1.63%	$8.20

GuideMarkSM World	Actual	$1,000.00	$1,086.80	1.59%	$8.27
ex-US Fund	Hypothetical[3]	$1,000.00	$1,017.00	1.59%	$8.00

GuideMarkSM Opportunistic	Actual	$1,000.00	$1,147.90	1.61%	$8.62
Equity Fund	Hypothetical[3]	$1,000.00	$1,016.90	1.61%	$8.10

GuideMarkSM Global	Actual	$1,000.00	$1,000.90	1.40%	$6.98
Real Return Fund	Hypothetical[3]	$1,000.00	$1,017.95	1.40%	$7.04

GuideMarkSM Core	Actual	$1,000.00	$997.50	1.30%	$6.47
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.45	1.30%	$6.54

GuideMarkSM Tax-Exempt	Actual	$1,000.00	$1,007.80	1.29%	$6.46
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.50	1.29%	$6.49

GuideMarkSM Opportunistic	Actual	$1,000.00	$1,049.10	1.55%	$7.92
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,017.20	1.55%	$7.80

GuidePathSM Strategic	Actual	$1,000.00	$1,091.90	1.03%	$5.37
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.80	1.03%	$5.19

GuidePathSM Tactical ConstrainedSM	Actual	$1,000.00	$1,071.60	1.04%	$5.37
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.75	1.04%	$5.24

GuidePathSM Tactical UnconstrainedSM	Actual	$1,000.00	$1,079.00	1.16%	$6.01
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.15	1.16%	$5.84

GuidePathSM Absolute Return	Actual	$1,000.00	$1,010.00	1.13%	$5.66
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.30	1.13%	$5.69

GuideMarkSM Funds & GuidePathSM Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
March 31, 2013

Fund		Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio[1] based on the period October 1, 2012– March 31, 2013	Expenses Paid During Period[2] October 1, 2012– March 31, 2013

SERVICE SHARES (Continued)

GuidePathSM Multi-Asset Income	Actual	$1,000.00	$1,060.70	1.29%	$6.63
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,018.50	1.29%	$6.49

GuidePathSM Fixed Income	Actual	$1,000.00	$1,001.90	1.10%	$5.49
Allocation Fund	Hypothetical[3]	$1,000.00	$1,019.45	1.10%	$5.54

GuidePathSM Altegris® Multi-Strategy	Actual	$1,000.00	$1,002.60	0.68%	$3.40
Alternative Allocation Fund	Hypothetical[3]	$1,000.00	$1,021.54	0.68%	$3.43

[1]	The expense ratio excludes the securities lending credit.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
[3]	5% return before expenses.

GuideMarkSM Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Number of Shares		Value

	COMMON STOCKS - 99.72%
	Aerospace & Defense - 5.01%
37,692	Boeing Co.	$3,235,858
41,480	Honeywell International, Inc.	3,125,518
29,015	United Technologies Corp.	2,710,872

		9,072,248

	Automobiles - 0.56%
77,068	Ford Motor Co.	1,013,444

	Beverages - 1.93%
11,709	Anheuser-Busch InBev NV - ADR	1,165,631
57,440	The Coca-Cola Company	2,322,873

		3,488,504

	Biotechnology - 6.62%
44,418	Amgen, Inc.	4,553,289
10,761	Biogen Idec, Inc. (b)	2,075,905
23,196	Celgene Corp. (b)	2,688,648
54,676	Gilead Sciences, Inc. (b)	2,675,297

		11,993,139

	Chemicals - 1.69%
28,939	Monsanto Co.	3,056,827

	Commercial Services & Supplies - 0.48%
17,675	The ADT Corp.	865,014

	Communications Equipment - 6.46%
446,142	Cisco Systems, Inc.	9,328,829
4,151	F5 Networks, Inc. (b)	369,771
30,085	Qualcomm, Inc.	2,014,191

		11,712,791

	Computers & Peripherals - 6.95%
10,800	Apple, Inc.	4,780,404
13,722	International Business Machines Corp.	2,926,903
76,112	NetApp, Inc. (b)	2,599,986
19,793	QLogic Corp. (b)	229,599
24,833	SanDisk Corp. (b)	1,365,815
13,623	Western Digital Corp.	684,964

		12,587,671

	Consumer Finance - 1.24%
33,271	American Express Co.	2,244,462

	Diversified Financial Services - 2.49%
240,912	Bank of America Corp.	2,934,308
33,391	JPMorgan Chase & Co.	1,584,737

		4,519,045

Number of Shares		Value

	Diversified Telecommunication Services - 2.20%
81,247	Verizon Communications, Inc.	$3,993,290

	Energy Equipment & Services - 2.77%
2,107	Core Laboratories NV	290,597
18,055	Diamond Offshore Drilling, Inc. (a)	1,255,906
12,042	National-Oilwell Varco, Inc.	851,972
20,252	Oceaneering International, Inc.	1,344,935
24,575	Transocean Ltd. - ADR (b)	1,276,917

		5,020,327

	Food & Staples Retailing - 4.78%
20,625	Costco Wholesale Corp.	2,188,519
47,127	CVS Caremark Corp.	2,591,513
51,859	Wal-Mart Stores, Inc.	3,880,609

		8,660,641

	Food Products - 0.92%
29,304	Green Mountain Coffee Roasters, Inc. (a)(b)	1,663,295

	Health Care Equipment & Supplies - 2.33%
9,801	Edwards Lifesciences Corp. (b)	805,250
44,031	Hologic, Inc. (b)	995,101
16,019	Medtronic, Inc.	752,252
22,213	Zimmer Holdings, Inc.	1,670,862

		4,223,465

	Health Care Providers & Services - 1.61%
22,427	Aetna, Inc.	1,146,468
16,432	McKesson Corp.	1,773,999

		2,920,467

	Hotels, Restaurants & Leisure - 1.54%
21,983	Starwood Hotels & Resorts Worldwide, Inc.	1,400,977
10,324	Wyndham Worldwide Corp.	665,691
5,855	Wynn Resorts Ltd.	732,812

		2,799,480

	Industrial Conglomerates - 2.92%
25,144	3M Co.	2,673,059
79,229	General Electric Co.	1,831,774
24,620	Tyco International Ltd. - ADR	787,840

		5,292,673

	Internet & Catalog Retail - 2.15%
10,128	Amazon.com, Inc. (b)	2,699,011
1,728	Priceline.com, Inc. (b)	1,188,743

		3,887,754

See notes to financial statements.

GuideMarkSM Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	Internet Software & Services - 6.30%
41,687	eBay, Inc. (b)	$2,260,269
6,792	Google, Inc. (b)	5,393,052
45,577	IAC/InterActiveCorp	2,036,380
73,094	Yahoo, Inc. (b)	1,719,902

		11,409,603

	IT Services - 1.65%
5,668	Paychex, Inc.	198,777
16,446	Visa, Inc.	2,793,188

		2,991,965

	Life Sciences Tools & Services - 0.47%
44,817	Bruker Corp. (b)	856,005

	Machinery - 3.63%
30,111	Danaher Corp.	1,871,398
15,076	Dover Corp.	1,098,739
23,838	Illinois Tool Works, Inc.	1,452,688
23,479	Parker Hannifin Corp.	2,150,207

		6,573,032

	Media - 4.63%
69,217	Comcast Corp.	2,907,806
63,422	News Corp.	1,935,639
36,442	Omnicom Group, Inc.	2,146,434
455,636	Sirius XM Radio, Inc. (a)	1,403,359

		8,393,238

	Metals & Mining - 0.18%
19,736	Allied Nevada Gold Corp. (b)	324,855

	Multiline Retail - 0.73%
27,423	Dollar Tree, Inc. (b)	1,328,096

	Oil & Gas - 0.89%
35,624	Valero Energy Corp.	1,620,536

	Pharmaceuticals - 5.88%
68,892	Abbott Laboratories	2,433,265
41,237	AbbVie, Inc.	1,681,645
47,380	Eli Lilly & Co.	2,690,710
25,890	Johnson & Johnson	2,110,812
39,170	Merck & Co., Inc.	1,732,489

		10,648,921

Number of Shares		Value

	Road & Rail - 0.71%
57,534	Hertz Global Holdings, Inc. (b)	$1,280,707

	Semiconductor & Semiconductor Equipment - 3.42%
63,541	Altera Corp.	2,253,799
38,424	Broadcom Corp.	1,332,160
32,758	Microchip Technology, Inc.	1,204,184
37,071	Xilinx, Inc.	1,415,000

		6,205,143

	Software - 8.18%
19,096	BMC Software, Inc. (b)	884,718
31,979	Check Point Software Technologies Ltd. - ADR (a)(b)	1,502,693
14,107	Intuit, Inc.	926,125
196,573	Microsoft Corp.	5,623,953
9,370	NetSuite, Inc. (a)(b)	750,162
122,983	Oracle Corp.	3,977,270
22,801	Red Hat, Inc. (b)	1,152,819

		14,817,740

	Specialty Retail - 6.70%
39,787	Home Depot, Inc.	2,776,337
80,244	Lowe’s Companies, Inc.	3,042,852
21,629	O’Reilly Automotive, Inc. (b)	2,218,054
13,169	PetSmart, Inc.	817,795
6,682	Sherwin Williams Co.	1,128,523
24,127	The Buckle, Inc. (a)	1,125,525
22,040	The TJX Companies, Inc.	1,030,370

		12,139,456

	Tobacco - 1.70%
33,225	Philip Morris International, Inc.	3,080,290

	Total Common Stocks (Cost $140,201,132)	180,684,124

	SHORT TERM INVESTMENTS - 0.13%
	Money Market Funds - 0.13%
243,645	Federated Prime Obligations Fund Effective Yield. 0.08%	243,645

	Total Short Term Investments (Cost $243,645)	243,645

See notes to financial statements.

GuideMarkSM Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.30%
	Money Market Funds - 3.27%
5,923,707	First American Government Obligations Fund Effective Yield, 0.02%	$5,923,707
20,508	Reserve Primary Fund (c)	792

	Total Money Market Funds (Cost $5,941,399)	5,924,499

Principal Amount		Value

	Cash - 0.03%
$61,497	Cash	$61,497

	Total Cash (Cost $61,497)	61,497

	Total Investments Purchased as Securities Lending Collateral (Cost $6,002,896)	5,985,996

	Total Investments (Cost $146,447,673) - 103.15%	186,913,765
	Liabilities in Excess of Other Assets - (3.15)%	(5,723,172)

	TOTAL NET ASSETS - 100.00%	$181,190,593

Percentages are stated as a percent of net assets. ADR - American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of March 31, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $792, which represents 0.00% of total net assets.

See notes to financial statements.

GuideMarkSM Large Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Number of Shares		Value

	COMMON STOCKS - 98.67%
	Aerospace & Defense - 2.01%
40,800	Honeywell International, Inc.	$3,074,280
15,800	Raytheon Co.	928,882

		4,003,162

	Auto Components - 1.08%
48,700	Delphi Automotive Plc (b)	2,162,280

	Automobiles - 1.35%
49,500	Daimler AG - ADR (a)	2,696,760

	Building Products - 1.05%
103,200	Masco Corp.	2,089,800

	Capital Markets - 2.13%
29,000	Ameriprise Financial, Inc.	2,135,850
35,700	State Street Corp.	2,109,513

		4,245,363

	Chemicals - 2.29%
19,700	E.I. du Pont de Nemours & Co.	968,452
55,000	Rockwood Holdings, Inc.	3,599,200

		4,567,652

	Commercial Banks - 4.84%
168,600	Fifth Third Bancorp	2,749,866
45,300	PNC Financial Services Group, Inc.	3,012,450
105,100	Wells Fargo & Co.	3,887,649

		9,649,965

	Computers & Peripherals - 1.53%
14,300	International Business Machines Corp.	3,050,190

	Consumer Finance - 7.70%
45,100	American Express Co.	3,042,446
91,800	Capital One Financial Corp.	5,044,410
54,700	Discover Financial Services	2,452,748
235,700	SLM Corp.	4,827,136

		15,366,740

	Diversified Financial Services - 6.01%
283,100	Bank of America Corp.	3,448,158
97,380	Citigroup, Inc.	4,308,091
89,400	JPMorgan Chase & Co.	4,242,924

		11,999,173

Number of Shares		Value

	Diversified Telecommunication Services - 2.60%
112,100	AT&T, Inc.	$4,112,949
21,900	Verizon Communications, Inc.	1,076,385

		5,189,334

	Electrical Equipment - 2.89%
49,400	Eaton Corp. Plc	3,025,750
49,200	Emerson Electric Co.	2,748,804

		5,774,554

	Electronic Equipment & Instruments - 1.27%
86,800	Molex, Inc. (a)	2,541,504

	Energy Equipment & Services - 1.20%
64,100	SeaDrill Ltd. (a)	2,385,161

	Food & Staples Retailing - 2.48%
27,400	CVS Caremark Corp.	1,506,726
72,200	Walgreen Co.	3,442,496

		4,949,222

	Gas Utilities - 0.65%
27,400	ONEOK, Inc.	1,306,158

	Health Care Equipment & Supplies - 3.02%
34,800	Baxter International, Inc.	2,527,872
74,600	Medtronic, Inc.	3,503,216

		6,031,088

	Health Care Providers & Services - 5.79%
47,800	Cardinal Health, Inc.	1,989,436
39,100	CIGNA Corp.	2,438,667
68,700	Omnicare, Inc.	2,797,464
47,700	UnitedHealth Group, Inc.	2,728,917
24,200	WellPoint, Inc.	1,602,766

		11,557,250

	Hotels, Restaurants & Leisure - 4.19%
86,800	Carnival Corp. - ADR	2,977,240
166,400	International Game Technology	2,745,600
79,100	Royal Caribbean Cruises Ltd. (a)	2,627,702

		8,350,542

	Household Durables - 2.05%
50,400	Stanley Black & Decker, Inc.	4,080,888

	Industrial Conglomerates - 2.83%
109,200	General Electric Co.	2,524,704
97,500	Tyco International Ltd. - ADR	3,120,000

		5,644,704

See notes to financial statements.

GuideMarkSM Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	Insurance - 3.06%
17,700	Chubb Corp.	$1,549,281
24,500	Travelers Companies, Inc.	2,062,655
82,000	XL Group Plc	2,484,600

		6,096,536

	Leisure Equipment & Products - 0.99%
45,100	Hasbro, Inc. (a)	1,981,694

	Machinery - 5.23%
47,100	Illinois Tool Works, Inc.	2,870,274
30,650	ITT Corp.	871,379
68,089	Pentair Ltd.	3,591,695
39,200	SPX Corp.	3,095,232

		10,428,580

	Multiline Retail - 1.56%
45,500	Target Corp.	3,114,475

	Oil & Gas - 8.52%
69,800	BP Plc - ADR	2,956,030
24,400	Chevron Corp.	2,899,208
45,500	ConocoPhillips	2,734,550
97,900	Marathon Oil Corp.	3,301,188
35,000	Occidental Petroleum Corp.	2,742,950
33,850	Phillips 66	2,368,485

		17,002,411

	Pharmaceuticals - 6.19%
51,700	Johnson & Johnson	4,215,101
123,600	Pfizer, Inc.	3,567,096
51,400	Sanofi Aventis - ADR	2,625,512
49,200	Teva Pharmaceutical Industries Ltd. - ADR	1,952,256

		12,359,965

	Semiconductor & Semiconductor Equipment - 2.96%
79,200	Microchip Technology, Inc.	2,911,392
84,400	Texas Instruments, Inc.	2,994,512

		5,905,904

	Software - 2.27%
89,200	CA, Inc.	2,245,164
79,800	Microsoft Corp.	2,283,078

		4,528,242

Number of Shares		Value

	Specialty Retail - 0.83%
44,900	Rent-A-Center, Inc. (a)	$1,658,606

	Textiles, Apparel & Luxury Goods - 1.38%
60,500	Hanesbrands, Inc. (b)	2,756,380

	Thrifts & Mortgage Finance - 3.06%
214,600	New York Community Bancorp, Inc. (a)	3,079,510
225,600	People’s United Financial, Inc.	3,032,064

		6,111,574

	Tobacco - 3.66%
84,800	Altria Group, Inc.	2,916,272
22,800	Imperial Tobacco Group Plc - ADR	1,596,000
30,000	Philip Morris International, Inc.	2,781,300

		7,293,572

	Total Common Stocks (Cost $151,832,484)	196,879,429

	SHORT TERM INVESTMENTS - 1.11%
	Money Market Funds - 1.11%
2,211,047	Federated Prime Obligations Fund Effective Yield, 0.08%	2,211,047

	Total Short Term Investments (Cost $2,211,047)	2,211,047

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.71%
	Money Market Funds - 3.67%
7,326,426	First American Government Obligations Fund Effective Yield, 0.02%	7,326,426
23,460	Reserve Primary Fund (c)	906

	Total Money Market Funds (Cost $7,346,669)	7,327,332

See notes to financial statements.

GuideMarkSM Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	Cash - 0.04%
$76,060	Cash	$76,060

	Total Cash (Cost $76,060)	76,060

	Total Investments Purchased as Securities Lending Collateral (Cost $7,422,729)	7,403,392

	Total Investments (Cost $161,466,260) - 103.49%	206,493,868
	Liabilities in Excess of Other Assets - (3.49)%	(6,969,152)

	TOTAL NET ASSETS - 100.00%	$199,524,716

Percentages are stated as a percent of net assets. ADR - American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of March 31, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $906, which represents 0.00% of total net assets.

See notes to financial statements.

GuideMarkSM Small/Mid Cap Core Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Number of Shares		Value

	COMMON STOCKS - 92.37%
	Aerospace & Defense - 2.40%
16,410	BE Aerospace, Inc. (b)	$989,359
13,340	Triumph Group, Inc. (a)	1,047,190

		2,036,549

	Airlines - 1.21%
8,600	Copa Holdings SA	1,028,646

	Beverages - 0.73%
13,020	Constellation Brands, Inc. (b)	620,273

	Biotechnology - 4.63%
23,900	Amarin Corp. - ADR (a)(b)	177,099
10,820	BioMarin Pharmaceutical, Inc. (b)	673,653
41,690	Coronado Biosciences, Inc. (a)(b)	405,227
8,590	Genomic Health, Inc. (a)(b)	242,925
9,560	Medivation, Inc. (b)	447,121
12,600	Onyx Pharmaceuticals, Inc. (b)	1,119,636
1,480	Repligen Corp. (b)	10,227
41,210	Sunesis Pharmaceuticals, Inc. (a)(b)	225,419
43,790	Synta Pharmaceuticals Corp. (a)(b)	376,594
64,230	Vical, Inc. (b)	255,635

		3,933,536

	Building Products - 0.84%
19,050	Fortune Brands Home & Security, Inc. (b)	713,041

	Capital Markets - 3.94%
57,780	FXCM, Inc.	790,430
20,500	Invesco Ltd.	593,680
19,210	Investment Technology Group (b)	212,079
22,150	Raymond James Financial, Inc.	1,021,115
19,640	Walter Investment Management Corp. (b)	731,590

		3,348,894

	Chemicals - 2.90%
8,620	Ashland, Inc.	640,466
10,570	Innophos Holdings, Inc.	576,699
13,000	Innospec, Inc.	575,640
10,280	Rockwood Holdings, Inc.	672,723

		2,465,528

Number of Shares		Value

	Commercial Banks - 4.02%
11,250	BBCN Bancorp, Inc.	$146,925
64,290	FirstMerit Corp. (a)	1,062,714
7,930	Hancock Holding Co.	245,195
153,330	Huntington Bancshares, Inc.	1,133,109
800	SCBT Financial Corp.	40,320
11,100	SVB Financial Group (b)	787,434

		3,415,697

	Commercial Services & Supplies - 0.77%
7,850	Multi-Color Corp.	202,452
12,600	Waste Connections, Inc.	453,348

		655,800

	Communications Equipment - 3.26%
30,020	ADTRAN, Inc. (a)	589,893
47,210	Juniper Networks, Inc. (b)	875,274
21,610	NetGear, Inc. (b)	724,151
10,270	Palo Alto Networks, Inc. (a)(b)	581,282

		2,770,600

	Computers & Peripherals - 1.08%
33,340	NCR Corp. (b)	918,850

	Construction & Engineering - 0.65%
17,220	KBR, Inc.	552,418

	Construction Materials - 1.63%
10,460	Eagle Materials, Inc.	696,950
6,780	Martin Marietta Materials, Inc. (a)	691,695

		1,388,645

	Consumer Finance - 1.29%
65,740	DFC Global Corp. (b)	1,093,914

	Containers & Packaging - 1.55%
13,960	AptarGroup, Inc.	800,606
5,580	Rock-Tenn Co.	517,768

		1,318,374

	Diversified Financial Services - 2.45%
50,750	Interactive Brokers Group, Inc.	756,682
40,930	NASDAQ OMX Group, Inc.	1,322,039

		2,078,721

	Diversified Telecommunication Services - 0.33%
3,850	Cogent Communications Group, Inc.	101,640
44,190	Frontier Communications Corp. (a)	175,876

		277,516

See notes to financial statements.

GuideMarkSM Small/Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	Electric Utilities - 2.33%
6,550	ITC Holdings Corp.	$584,653
25,990	Portland General Electric Co.	788,277
12,380	UNS Energy Corp.	605,877

		1,978,807

	Electrical Equipment - 1.71%
17,740	AMETEK, Inc.	769,207
8,370	Regal Beloit Corp.	682,657

		1,451,864

	Energy Equipment & Services - 3.25%
26,430	Forum Energy Technologies, Inc. (a)(b)	760,127
3,840	Geospace Technologies Corp. (b)	414,413
8,140	Oil States International, Inc. (b)	663,979
37,000	Pacific Drilling SA (b)	373,700
10,870	Tidewater, Inc. (a)	548,935

		2,761,154

	Food & Staples Retailing - 0.87%
14,950	United Natural Foods, Inc. (b)	735,540

	Food Products - 0.64%
15,480	Hillshire Brands Co.	544,122

	Gas Utilities - 1.22%
24,290	Atmos Energy Corp.	1,036,940

	Health Care Equipment & Supplies - 1.93%
29,130	NuVasive, Inc. (b)	620,760
4,810	Teleflex, Inc.	406,493
16,380	Thoratec Corp. (b)	614,250

		1,641,503

	Health Care Providers & Services - 0.71%
9,430	Universal Health Services, Inc.	602,294

	Hotels, Restaurants & Leisure - 0.56%
7,750	Papa Johns International, Inc. (b)	479,105

	Household Durables - 3.20%
40,100	D.R. Horton, Inc.	974,430
18,465	Jarden Corp. (b)	791,225
27,930	Toll Brothers, Inc. (b)	956,323

		2,721,978

	Industrial Conglomerates - 1.20%
14,980	Carlisle Companies, Inc.	1,015,494

Number of Shares		Value

	Insurance - 3.86%
33,700	Axis Capital Holdings Ltd. (a)	$1,402,594
11,900	Platinum Underwriters Holdings Ltd.	664,139
9,870	Reinsurance Group of America	588,943
14,510	StanCorp Financial Group, Inc.	620,448

		3,276,124

	Internet Software & Services - 0.67%
24,630	ExactTarget, Inc. (b)	573,140

	IT Services - 3.46%
22,250	ExlService Holdings, Inc. (b)	731,580
7,280	Fleetcor Technologies, Inc. (b)	558,158
18,630	Global Payments, Inc.	925,166
29,190	Total System Services, Inc.	723,328

		2,938,232

	Life Sciences Tools & Services - 1.65%
38,700	Bruker Corp. (b)	739,170
4,140	Charles River Laboratories (b)	183,278
7,060	Techne Corp.	479,021

		1,401,469

	Machinery - 4.94%
15,790	Colfax Corp. (b)	734,867
4,460	Flowserve Corp.	747,986
12,050	IDEX Corp.	643,711
16,840	Nordson Corp.	1,110,598
12,150	SPX Corp.	959,364

		4,196,526

	Media - 0.95%
48,540	Regal Entertainment Group (a)	809,162

	Metals & Mining - 0.62%
6,680	Compass Minerals International, Inc.	527,052

	Multi-Utilities - 1.52%
16,920	NRG Energy, Inc.	448,211
12,100	OGE Energy Corp.	846,758

		1,294,969

	Oil & Gas - 2.91%
10,940	Berry Petroleum Co. (a)	506,413
5,500	Concho Resources, Inc. (b)	535,865
21,060	Diamondback Energy, Inc. (b)	565,250
24,380	Western Refining, Inc.	863,296

		2,470,824

See notes to financial statements.

GuideMarkSM Small/Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	Personal Products - 0.46%
8,760	Nu Skin Enterprises, Inc. (a)	$387,192

	Pharmaceuticals - 1.16%
5,850	Theravance, Inc. (b)	138,177
62,600	Warner Chilcott Plc	848,230

		986,407

	Road & Rail - 0.75%
6,830	Genesee & Wyoming, Inc. (b)	635,941

	Semiconductor & Semiconductor Equipment - 2.30%
88,510	Atmel Corp. (b)	616,030
12,140	Cavium, Inc. (b)	471,153
14,980	M/A-Com Technology Solutions Holdings, Inc. (b)	240,729
25,880	Monolithic Power Systems, Inc.	630,695

		1,958,607

	Software - 3.40%
18,380	Aspen Technology, Inc. (b)	593,490
22,810	Bottomline Technologies, Inc. (b)	650,313
18,870	Guidewire Software, Inc. (b)	725,363
15,580	Sourcefire, Inc. (b)	922,804

		2,891,970

	Specialty Retail - 8.22%
9,770	Advance Auto Parts, Inc.	807,491
14,900	Dicks Sporting Goods, Inc.	704,770
23,440	Foot Locker, Inc.	802,586
15,340	PetSmart, Inc.	952,614
22,440	Sally Beauty Holdings, Inc. (b)	659,287
55,250	Staples, Inc.	742,007
8,200	Tractor Supply Co.	853,866
11,230	Ulta Salon, Cosmetics & Fragrance, Inc.	911,539
11,330	Vitamin Shoppe, Inc. (b)	553,470

		6,987,630

	Textiles, Apparel & Luxury Goods - 1.15%
19,140	Under Armour, Inc. (b)	979,968

	Thrifts & Mortgage Finance - 1.22%
28,080	Nationstar Mortgage Holdings, Inc. (a)(b)	1,036,152

Number of Shares		Value

	Trading Companies & Distributors - 1.06%
12,450	Wesco International, Inc. (a)(b)	$903,995

	Wireless Telecommunication Services - 0.77%
10,630	Clearwire Corp. (b)	34,441
10,950	NII Holdings, Inc. (a)(b)	47,414
7,960	SBA Communications Corp. (a)(b)	573,279

		655,134

	Total Common Stocks (Cost $64,073,513)	78,496,297

	REAL ESTATE INVESTMENT TRUSTS - 5.94%
	Real Estate Investment Trusts - 5.94%
26,520	American Campus Communities, Inc.	1,202,417
60,490	Douglas Emmett, Inc. (a)	1,508,016
20,720	Extra Space Storage, Inc.	813,674
12,710	Post Properties, Inc.	598,641
39,950	Redwood Trust, Inc. (a)	926,041

	Total Real Estate Investment Trusts (Cost $3,778,571)	5,048,789

	SHORT TERM INVESTMENTS - 1.56%
	Money Market Funds - 1.56%
1,324,970	Federated Prime Obligations Fund Effective Yield, 0.08%	1,324,970

	Total Short Term Investments (Cost $1,324,970)	1,324,970

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.67%
	Money Market Funds - 9.57%
8,136,015	First American Government Obligations Fund Effective Yield, 0.02%	8,136,015
6,386	Reserve Primary Fund (c)	247

	Total Money Market Funds (Cost $8,141,522)	8,136,262

See notes to financial statements.

GuideMarkSM Small/Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	Cash - 0.10%
$84,465	Cash	$84,465

	Total Cash (Cost $84,465)	84,465

	Total Investments Purchased as Securities Lending Collateral (Cost $8,225,987)	8,220,727

	Total Investments (Cost $77,403,041) - 109.54%	93,090,783
	Liabilities in Excess of Other Assets - (9.54)%	(8,107,715)

	TOTAL NET ASSETS - 100.00%	$84,983,068

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of March 31, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $247, which represents 0.00% of total net assets.

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Number of Shares		Value

	COMMON STOCKS - 94.53%
	Australia - 6.10%
99,295	Australia and New Zealand Banking Group Ltd.	$2,961,397
24,104	BHP Billiton Ltd.	823,995
58,712	Boral Ltd.	301,363
31,721	CSL Ltd.	1,960,718
122,721	Fortescue Metals Group Ltd.	508,068
69,246	Goodman Group	346,129
29,855	Iluka Resources Ltd.	293,433
96,161	Incitec Pivot Ltd.	310,807
19,888	Medusa Mining Ltd.	89,382
183,856	Mirvac Group	311,093
31,078	Newcrest Mining Ltd.	650,590
72,477	Origin Energy Ltd.	1,008,696
7,388	Rio Tinto Ltd.	443,147
1	SCA Property Group (b)	2
150,161	SP AusNet	187,381
188,369	Spark Infrastructure Group	326,184
83,303	Tatts Group Ltd.	275,485
54,502	Transurban Group	362,394
99,855	Westfield Group	1,131,361
95,105	Westpac Banking Corp.	3,060,623
11,278	Woodside Petroleum Ltd.	422,710
41,145	Woolworths Ltd.	1,452,565

		17,227,523

	Belgium - 1.56%
18,877	Anheuser-Busch InBev NV	1,876,709
24,351	KBC Groep NV	844,352
6,300	ThromboGenics NV (b)	303,565
9,200	UCB SA	588,523
17,037	Umicore SA	801,352

		4,414,501

	Bermuda - 0.33%
135,000	COSCO Pacific Ltd.	195,471
51,000	Hongkong Land Holdings Ltd.	378,922
366,000	Noble Group Ltd.	360,602

		934,995

	Brazil - 1.65%
45,000	Banco do Brasil SA	609,724
31,000	BM&FBovespa SA	208,482

Number of Shares		Value

	Brazil (Continued)
18,600	Cia de Saneamento Basico do Estado de Sau Paulo	$886,210
23,100	Cosan SA Industria e Comercio	516,242
26,500	EcoRodovias Infraestructura e Logistica SA	227,527
23,700	Ez Tec Empreendimentos e Participacoes SA	316,899
14,700	M Dias Branco SA	585,600
80,900	Petroleo Brasileiro SA	671,781
35,900	Qualicorp SA (b)	360,466
65,700	Tim Participacoes SA	288,062

		4,670,993

	Canada - 7.47%
30,100	Alamos Gold, Inc. (b)	413,344
19,400	Alimentation Couche Tard, Inc. (b)	1,051,498
13,000	Baytex Energy Corp. (b)	544,775
36,100	Canadian Natural Resources Ltd. (b)	1,157,432
9,900	Canadian Pacific Railway Ltd. (b)	1,291,673
8,000	Catamaran Corp. (b)	423,921
35,100	Cenovus Energy, Inc. (b)	1,087,017
15,000	Dollarama, Inc. (b)	963,184
65,920	Eldorado Gold Corp. (b)	630,096
37,800	First Quantum Minerals Ltd.	718,901
4,400	Franco Nevada Corp.	200,845
14,400	Goldcorp, Inc. (b)	484,512
12,100	Intact Financial Corp. (b)	741,473
66,600	Manulife Financial Corp. (b)	980,790
10,300	National Bank Of Canada (b)	756,493
9,800	Open Text Corp. (b)	579,211
20,500	Research In Motion Ltd. (b)	304,518
35,000	Royal Bank Of Canada (b)	2,108,579
13,100	Silver Wheaton Corp. (b)	410,080
19,400	Sun Life Financial, Inc. (b)	529,377
35,900	Suncor Energy, Inc. (b)	1,075,745
23,300	Toronto-Dominion Bank (b)	1,939,966
25,100	TransCanada Corp. (b)	1,198,356
20,500	Valeant Pharmaceuticals International, Inc. (b)	1,538,938

		21,130,724

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	Cayman Islands - 1.22%
158,500	Lifestyle International Holdings Ltd.	$352,439
194,200	Sands China Ltd.	1,010,509
560,000	Sino Biophamaceutical	391,745
26,800	Tencent Holdings Ltd.	857,188
42,000	TPK Holding Co. Ltd.	840,847

		3,452,728

	Chile - 0.43%
460,900	Aguas Andinas SA	371,545
5,147,500	Banco Santander Chile	364,746
10,226	Cia Cervecerias Unidas SA	170,008
14,700	ENTEL Chile SA	311,041

		1,217,340

	China - 2.06%
1,312,000	Bank of China Ltd.	610,424
1,822,000	China Construction Bank Corp.	1,493,528
887,000	China Eastern Airlines Corp. Ltd. (b)	387,210
458,000	China National Building Material Co. Ltd.	579,145
298,000	China Oilfield Services, Ltd.	626,328
59,400	China Pacific Insurance Group Co. Ltd.	196,185
702,000	China Petroleum & Chemical Corp.	823,239
196,500	Great Wall Motor Co. Ltd.	668,761
256,000	Guangshen Railway Co. Ltd.	125,602
244,000	Petrochina Co.	321,315

		5,831,737

	Colombia - 0.13%
9,060	Almacenes Exito SA	163,780
12,610	Bancolombia SA	198,941

		362,721

	Czech Republic - 0.24%
3,550	Komercni Banka AS	677,287

	Denmark - 1.65%
83	A.P. Moller - Maersk Group	651,430
33,243	Danske Bank A/S (b)	596,024
16,452	Novo Nordisk A/S	2,651,768
97,500	TDC A/S	750,447

		4,649,669

Number of Shares		Value

	Finland - 0.23%
16,700	Sampo OYJ	$644,105

	France - 6.32%
10,961	Alstom SA	447,080
7,400	Arkema SA	674,362
3,779	AtoS	260,404
26,603	BNP Paribas SA	1,367,866
19,056	Carrefour SA	522,007
2,925	Christian Dior SA	485,518
2,515	Iliad SA	535,000
12,800	Lagardere SCA	471,779
13,000	Legrand SA	567,160
6,496	LVMH Moet Hennessy Louis Vuitton SA	1,116,081
2,900	Pernod-Ricard SA	361,451
4,550	PPR SA	1,000,675
11,400	Renault SA	715,211
16,830	Safran SA	751,145
19,522	Saint-Gobain SA	724,923
38,554	Sanofi-Aventis SA	3,931,956
17,245	Schneider Electric SA	1,261,096
5,600	Technip SA	574,393
17,065	Total SA	817,312
12,980	Vinci SA	585,890
32,206	Vivendi SA	666,281

		17,837,590

	Germany - 5.63%
5,800	Adidas AG	602,908
14,223	Allianz SE	1,938,917
6,788	BASF SE	596,006
21,717	Bayer AG	2,244,371
7,871	Beiersdorf AG	727,474
3,200	Brenntag AG	500,376
16,374	E.ON AG	286,509
4,800	Fresenius SE & Co. KGaA	593,076
17,229	GEA Group AG	569,059
8,732	HeidelbergCement AG	629,640
5,777	Henkel AG & Co. KGaA	456,619
13,121	Lanxess AG	932,734
6,607	Linde AG	1,230,740
20,300	ProSiebenSat.1 Media AG	726,630
24,291	SAP AG	1,953,663
10,000	ThyssenKrupp AG	203,874
8,629	Volkswagen AG	1,718,662

		15,911,258

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	Hong Kong - 3.38%
324,200	AIA Group Ltd.	$1,425,419
139,000	BOC Hong Kong Holdings Ltd.	464,903
76,000	China Mobile Ltd.	806,086
84,000	China Resources Land Ltd.	235,529
218,000	China Resources Power Holdings Co. Ltd.	653,002
373,000	CNOOC Ltd.	717,244
142,000	Galaxy Entertainment Group Ltd. (b)	595,463
42,000	Hengan International Group Co. Ltd.	412,037
68,000	Hysan Development Co. Ltd.	344,248
1,039,000	Industrial & Commercial Bank of China	730,726
170,000	Kunlun Energy Co. Ltd.	362,187
678,000	KWG Property Holding Ltd.	425,999
50,500	Orient Overseas International Ltd.	342,038
196,000	Skyworth Digital Holdings Ltd.	132,063
80,000	Sun Hung Kai Properties Ltd.	1,079,559
139,600	Swire Properties Ltd.	496,493
30,686	Wing Hang Bank Ltd.	326,675

		9,549,671

	Indonesia - 0.87%
1,130,000	Bank Rakyat Indonesia Persero Tbk PT	1,021,351
1,837,000	Media Nusantara Citra Tbk PT	535,560
88,500	Semen Indonesia Persero Tbk PT	161,660
304,500	Telekomunikasi Indonesia Persero Tbk PT	345,595
620,500	Tower Bersama Infrastructure Tbk PT (b)	386,798

		2,450,964

	Ireland - 0.11%
28,560	James Hardie Industries Plc	299,600

	Israel - 0.12%
25,100	Israel Chemicals Ltd.	325,249

	Italy - 0.94%
318,824	Enel S.p.A.	1,045,405
25,496	Eni S.p.A.	570,816
170,600	Intesa Sanpaolo S.p.A.	251,364
78,270	Mediobanca S.p.A.	400,095
12,566	Saipem S.p.A.	386,221

		2,653,901

Number of Shares		Value

	Japan - 14.47%
7,600	AEON Financial Service Co. Ltd.	$215,586
12,500	Aeon Mall Co. Ltd.	381,692
29,000	Ajinomoto Co, Inc.	426,409
54,000	Asahi Kasei Corp.	364,944
16,100	Astellas Pharma, Inc.	868,867
24,000	Bridgestone Corp.	807,553
22,100	Canon, Inc.	812,175
6,700	Credit Saison Co.	167,625
144	Dai-ichi Life Insurance	193,237
12,000	Daiichi Sankyo Company, Ltd.	231,633
4,700	Daito Trust Construction Co. Ltd.	403,330
17,500	Dena Co. Ltd.	477,163
11,600	Denso Corp.	492,866
13,300	East Japan Railway Co.	1,094,813
32,000	Fuji Heavy Industries Ltd.	507,582
9,300	Hitachi High-Technologies Corp.	194,492
137,000	Hitachi Ltd.	799,808
33,900	Honda Motor Co. Ltd.	1,305,505
98	Inpex Corp.	527,807
45,800	ITOCHU Corp.	562,760
3,800	Japan Airlines Co. Ltd.	177,259
45,600	Japan Tobacco, Inc.	1,458,631
15,300	JFE Holdings, Inc.	296,132
26,200	JS Group Corp.	522,735
12,000	JSR Corp.	245,965
38,600	JX Holdings, Inc.	217,645
11,000	Kakaku.com, Inc.	276,936
34,000	Kubota Corp.	493,370
2,600	Kyocera Corp.	238,557
6,700	Makita Corp.	298,697
32,200	Mitsubishi Corp.	606,450
64,000	Mitsubishi Electric Corp.	520,637
35,000	Mitsubishi Gas Chemical Co., Inc.	231,806
143,000	Mitsubishi Heavy Industries Ltd.	827,322
98,300	Mitsubishi UFJ Financial Group, Inc.	593,067
45,800	Mitsubishi UFJ Lease & Finance Co. Ltd.	240,000
69,400	Mitsui & Co. Ltd.	978,407
7,000	Mitsui Fudosan Co., Ltd.	199,901
35,700	MS&AD Insurance Group Holdings	795,162
8,000	Murata Manufacturing Co. Ltd.	604,878
98,000	Nippon Steel & Sumitomo Metal Corp.	249,615
74,400	Nissan Motor Co.	721,712

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
14,100	Nitto Denko Corp.	$848,993
11,800	Nomura Research Institute Ltd.	304,737
39,000	NSK Ltd.	297,699
263	NTT DoCoMo, Inc.	390,967
17,300	Olympus Corp.	410,512
88,500	ORIX Corp.	1,129,965
52,500	Rakuten, Inc.	536,926
23,000	Rohto Pharmaceutical Co. Ltd.	319,817
19,100	Seven & I Holdings Co. Ltd.	633,730
8,800	Shin-Etsu Chemical Co. Ltd.	583,640
30,800	Shinko Electric Industries Co. Ltd.	257,095
343,000	Shinsei Bank	788,176
12,700	Shionogi & Co. Ltd.	257,380
3,000	SMC Corp.	582,563
38,100	Softbank Corp.	1,755,335
25,700	Sony Financial Holdings, Inc.	384,387
33,200	Sumitomo Electric Industries Ltd.	408,495
42,700	Sumitomo Mitsui Financial Group, Inc.	1,751,762
118,000	Sumitomo Mitsui Trust Holdings, Inc.	561,896
13,100	Suzuki Motor Corp.	293,588
2,200	Sysmex Corp.	134,040
17,000	Takeda Pharmaceutical Co., Ltd.	931,307
65,200	The Kansai Electric Power Co. Inc.	618,279
11,700	Tokio Marine Holdings, Inc.	338,485
61,000	Tokyo Tatemono Co.	436,073
54,000	Toray Industries, Inc.	366,782
122,000	Toshiba Corp.	622,137
49,700	Toyota Motor Corp.	2,562,819
2,800	West Japan Railway Co.	134,709
1,286	Yahoo Japan Corp.	593,260

		40,866,285

	Jersey - 0.86%
95,200	Glencore Intl Plc	516,555
69,000	Resolution Ltd.	286,641
23,640	United Business Media Ltd.	253,623
11,002	Wolseley Plc	548,685
50,964	WPP Plc	814,462

		2,419,966

Number of Shares		Value

	Malaysia - 0.29%
214,800	CIMB Group Holdings Bhd	$531,282
167,000	IJM Corp. Bhd	297,492

		828,774

	Mexico - 1.03%
196,700	Alfa SAB de CV	479,987
20,400	Alsea SAB de CV (b)	58,616
443,100	America Movil SAB de CV	470,312
49,900	Fomento Economico Mexicano SAB de CV	560,956
124,900	Grupo Mexico SAB de CV	502,980
157,900	Mexichem SAB de CV	845,657

		2,918,508

	Netherlands - 1.91%
144,000	AEGON NV	869,484
10,432	ASML Holding NV	702,659
4,323	Gemalto NV	377,386
4,000	Koninklijke DSM NV	233,092
28,900	Koninklijke Philips Electronics NV	855,067
14,000	Randstad Holding NV	574,666
38,357	Reed Elsevier NV	657,582
27,649	Unilever NV	1,132,881

		5,402,817

	Nigeria - 0.10%
33,695	Guaranty Trust Bank Plc - ADR (b)	274,614

	Norway - 0.93%
24,580	Aker Solutions ASA	461,375
72,400	DNB ASA	1,065,523
35,700	Orkla ASA	286,973
36,720	Telenor ASA	808,504

		2,622,375

	Philippines - 0.30%
739,200	Alliance Global Group, Inc.	383,254
104,260	Security Bank Corp.	465,176

		848,430

	Republic of Korea - 3.85%
5,600	Daelim Industrial	463,044
18,130	DGB Financial Group, Inc.	274,864
12,200	Hana Financial Group, Inc.	432,536
16,560	Hynix Semiconductor, Inc. (b)	438,440
9,251	Hyundai Motor Co.	1,870,043
4,910	KB Financial Group, Inc.	164,025

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	Republic of Korea (Continued)
15,980	Korea Electric Power Corp. (b)	$436,256
42,313	Korean Reinsurance Co.	436,058
2,376	LG Chemical Ltd.	570,029
820	LG Household & Health Care Ltd.	450,764
475	Orion Corp.	464,928
2,444	POSCO	719,200
4,900	Samsung C&T Corp.	303,305
2,509	Samsung Electronics Co. Ltd.	3,419,843
13,390	Samsung Heavy Industries Co. Ltd.	425,664

		10,868,999

	Russian Federation - 1.74%
7,990	Eurasia Drilling Co. Ltd.	284,731
80,905	Gazprom OAO - ADR (b)	659,184
18,330	Lukoil OAO	1,131,878
3,090	Magnit OJSC	500,580
23,360	Mobile TeleSystems OJSC - ADR	484,486
410,370	Sberbank of Russia (b)	1,299,755
571,840	Surgutneftegas OAO - ADR (b)	548,966

		4,909,580

	Singapore - 1.13%
200,000	Global Logistic Properties Ltd.	424,734
392,000	Singapore Telecommunications Ltd.	1,136,560
76,581	United Overseas Bank Ltd.	1,262,511
63,000	UOL Group Ltd.	355,758

		3,179,563

	South Africa - 1.65%
16,460	AngloGold Ashanti Ltd.	387,310
71,900	AVI Ltd.	419,867
25,900	Bidvest Group Ltd.	682,724
71,700	Discovery Ltd.	610,715
27,500	Harmony Gold Mining Co. Ltd.	177,243
28,700	MTN Group Ltd.	504,324
216,900	Nampak Ltd.	756,916
10,790	Naspers Ltd.	672,283
57,600	Woolworths Holdings Ltd.	442,251

		4,653,633

	Spain - 1.62%
20,400	Amadeus IT Holding SA	553,006
202,135	Banco Bilbao Vizcaya Argentaria SA	1,765,013
21,377	Grifols SA - ADR (b)	620,147

Number of Shares		Value

	Spain (Continued)
53,385	Iberdrola SA	$249,569
21,743	Repsol YPF SA	441,732
69,320	Telefonica SA	939,189

		4,568,656

	Sweden - 2.01%
18,200	Assa Abloy AB	744,029
11,200	Atlas Copco AB	318,680
39,400	H & M Hennes & Mauritz AB	1,411,076
86,600	Nordea Bank AB	982,452
47,600	Sandvik AB	734,265
9,900	SKF AB - B Shares	241,908
28,400	Svenska Cellulosa AB	733,229
35,100	Volvo AB	512,454

		5,678,093

	Switzerland - 5.56%
3,655	Cie Financiere Richemont SA	287,764
35,408	Credit Suisse Group AG	931,256
75,152	Nestle SA	5,439,097
1,379	Partners Group Holding AG	340,556
2,897	Roche Holding AG	675,358
3,266	Schindler Holding AG	479,041
214	SGS SA	525,239
1,882	Swisscom AG	871,607
2,140	Syngenta AG	895,500
1,474	The Swatch Group AG	859,339
13,545	Transocean Ltd. (b)	699,790
148,418	UBS AG	2,282,256
5,108	Zurich Financial Services AG	1,425,897

		15,712,700

	Taiwan - 1.66%
369,000	Cathay Financial Holding Co. Ltd.	509,071
363,000	Chipbond Technology Corp.	824,315
232,000	Far EasTone Telecommunications Co. Ltd.	526,151
233,500	Hon Hai Precision Industry Co. Ltd.	649,834
20,000	Mediatek, Inc.	228,575
582,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,949,267

		4,687,213

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	Thailand - 0.85%
68,700	Bangkok Bank PCL	$531,921
354,400	CP ALL PCL	554,531
115,000	Kasikornbank PCL	823,372
37,600	PTT Exploration & Production PCL	191,383
94,300	Total Access Communication PCL	306,028

		2,407,235

	Turkey - 0.57%
56,811	Aygaz AS	339,183
8,500	Coca-Cola Icecek AS	240,797
14,400	Tupras Turkiye Petroleum Rafinerileri AS	433,116
54,900	Turkiye Halk Bankasi AS	587,165

		1,600,261

	United Kingdom - 13.56%
60,100	African Minerals Ltd. (b)	211,925
37,600	Amarin Corp. - ADR (a)(b)	278,616
507,237	Barclays Plc	2,256,841
69,433	BG Group Plc	1,194,812
82,724	BHP Billiton Plc	2,409,076
198,046	BP Plc	1,392,667
48,190	British American Tobacco Plc	2,584,081
328,000	BT Group Plc	1,385,341
12,700	Bunzl Plc	250,680
26,500	Capita Plc	362,240
250,001	Centrica Plc	1,399,431
32,800	Experian Plc	568,492
71,833	GlaxoSmithKline Plc	1,682,124
16,177	Hikma Pharmaceuticals Plc	254,562
280,122	HSBC Holdings Plc	2,988,797
28,400	IMI Plc	560,636
38,239	Imperial Tobacco Group Plc	1,337,426
224,000	ITV Plc	441,668
18,816	Johnson Matthey Plc	660,077
99,600	Kingfisher Plc	436,582
294,894	Legal & General Group Plc	776,027
1,483,000	Lloyds Banking Group Plc (b)	1,105,016
41,900	Meggitt Plc	313,506
4,800	Next Plc	318,896
4,100	Randgold Resources Ltd.	353,579
11,000	Reckitt Benckiser Group Plc	789,777
48,200	Rolls-Royce Holdings Plc (b)	829,388
104,426	Royal Dutch Shell Plc, Class A	3,385,860

Number of Shares		Value

	United Kingdom (Continued)
20,735	Royal Dutch Shell Plc, Class B	$689,547
32,789	SABMiller Plc	1,729,489
62,100	Sage Group Plc	323,840
30,141	Serco Group	288,129
49,500	SSE Plc	1,119,019
35,793	Standard Chartered Plc	929,409
21,640	Unilever Plc	915,314
418,978	Vodafone Group Plc	1,188,932
9,416	Whitbread Plc	368,291
40,425	William Hill Plc	227,494

		38,307,587

	Total Common Stocks (Cost $236,635,467)	266,997,845

	INVESTMENT COMPANIES - 1.33%
	India - 1.33%
207,800	PowerShares India Portfolio	3,754,946

	Total Investment Companies (Cost $4,582,926)	3,754,946

	PREFERRED STOCKS - 1.68%
	Brazil - 1.62%
38,170	Banco Bradesco SA	643,927
20,700	Cia de Bebidas das Americas	872,560
60,900	Itau Unibanco Holding SA	1,082,533
86,700	Klabin SA	592,945
50,900	Petroleo Brasileiro SA	462,716
56,100	Vale SA	928,360

		4,583,041

	Colombia - 0.06%
2,378	Bancolombia SA	150,409

	Total Preferred Stocks (Cost $5,342,679)	4,733,450

	REAL ESTATE INVESTMENT TRUSTS - 0.11%
	United Kingdom - 0.11%
38,703	British Land Co. Plc	320,396

	Total Real Estate Investment Trusts (Cost $324,934)	320,396

	RIGHTS - 0.01%
	United Kingdom - 0.01%
8,983	William Hill Plc	16,925

	Total Rights (Cost $10,502)	16,925

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	SHORT TERM INVESTMENTS - 1.23%
	Money Market Funds - 1.23%
3,465,923	Federated Prime Obligations Fund Effective Yield, 0.08%	$3,465,923

	Total Short Term Investments (Cost $3,465,923)	3,465,923

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.11%
	Money Market Funds - 0.11%
297,792	First American Government Obligations Fund Effective Yield, 0.02%	297,792
5,588	Reserve Primary Fund (c)	216

	Total Investments Purchased as Securities Lending Collateral (Cost $302,615)	298,008

	Total Investments (Cost $250,665,046) - 99.00%	279,587,493
	Other Assets in Excess of Liabilities - 1.00%	2,822,868

	TOTAL NET ASSETS - 100.00%	$282,410,361

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	As of March 31, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $216, which represents 0.00% of total net assets.

See notes to financial statements.

GuideMarkSM Opportunistic Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Number of Shares		Value

	COMMON STOCKS - 95.36%
	Aerospace & Defense - 4.06%
10,090	BE Aerospace, Inc. (b)	$608,326
7,700	General Dynamics Corp.	542,927
20,690	Hexcel Corp. (b)	600,217
4,850	Lockheed Martin Corp.	468,122
9,300	Raytheon Co.	546,747
37,685	United Technologies Corp.	3,520,910

		6,287,249

	Air Freight & Logistics - 0.57%
10,300	United Parcel Service, Inc.	884,770

	Airlines - 1.58%
181,080	Southwest Airlines Co.	2,440,958

	Beverages - 2.36%
16,975	Dr. Pepper Snapple Group, Inc.	796,976
11,800	Molson Coors Brewing Co.	577,374
28,720	PepsiCo., Inc.	2,272,039

		3,646,389

	Biotechnology - 1.46%
16,970	Celgene Corp. (b)	1,966,993
6,270	Medivation, Inc. (a)(b)	293,248

		2,260,241

	Capital Markets - 3.45%
9,760	Ameriprise Financial, Inc.	718,824
2,565	Blackrock, Inc.	658,897
94,005	Morgan Stanley	2,066,230
107,320	The Charles Schwab Corp.	1,898,491

		5,342,442

	Chemicals - 1.69%
10,370	Eastman Chemical Co.	724,552
2,280	Innophos Holdings, Inc.	124,397
9,150	Monsanto Co.	966,514
5,940	PPG Industries, Inc.	795,604

		2,611,067

	Commercial Banks - 2.29%
9,600	Commerce Bancshares, Inc.	391,968
12,500	PNC Financial Services Group, Inc.	831,250
57,930	Popular, Inc. (b)	1,599,447
21,350	U.S. Bancorp	724,406

		3,547,071

Number of Shares		Value

	Commercial Services & Supplies - 1.17%
11,400	ABM Industries, Inc.	$253,536
19,300	Iron Mountain, Inc.	700,783
17,700	Republic Services, Inc.	584,100
7,400	The Geo Group, Inc.	278,388

		1,816,807

	Communications Equipment - 1.56%
82,095	Cisco Systems, Inc.	1,716,606
10,390	Qualcomm, Inc.	695,611

		2,412,217

	Computers & Peripherals - 3.76%
8,484	Apple, Inc.	3,755,273
9,640	International Business Machines Corp.	2,056,212

		5,811,485

	Containers & Packaging - 0.36%
13,700	Bemis, Inc.	552,932

	Distributors - 0.29%
5,800	Genuine Parts Co.	452,400

	Diversified Consumer Services - 0.19%
11,400	Hillenbrand, Inc.	288,192

	Diversified Financial Services - 2.86%
46,995	Citigroup, Inc.	2,079,059
10,925	CME Group, Inc.	670,686
35,305	JPMorgan Chase & Co.	1,675,575

		4,425,320

	Diversified Telecommunication Services - 1.02%
31,980	Verizon Communications, Inc.	1,571,817

	Electric Utilities - 0.24%
7,695	UNS Energy Corp.	376,593

	Electrical Equipment - 0.35%
9,700	Emerson Electric Co.	541,939

	Electronic Equipment & Instruments - 0.33%
38,225	Corning, Inc.	509,539

	Energy Equipment & Services - 0.78%
18,480	Halliburton Co.	746,777
6,450	National-Oilwell Varco, Inc.	456,337

		1,203,114

See notes to financial statements.

GuideMarkSM Opportunistic Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	Food & Staples Retailing - 2.10%
4,100	Costco Wholesale Corp.	$435,051
25,200	SYSCO Corp.	886,284
18,700	Walgreen Co.	891,616
7,600	Wal-Mart Stores, Inc.	568,708
5,330	Whole Foods Market, Inc.	462,378

		3,244,037

	Food Products - 5.69%
23,000	B&G Foods, Inc.	701,270
78,205	ConAgra Foods, Inc.	2,800,521
48,930	General Mills, Inc.	2,412,738
10,890	Hershey Co.	953,202
14,093	Kraft Foods Group, Inc.	726,212
31,350	Mondelez International, Inc. - Class A	959,624
14,330	WhiteWave Foods Co. (a)(b)	244,613

		8,798,180

	Gas Utilities - 0.65%
4,500	AmeriGas Partners, L.P. (a)	202,185
13,200	National Fuel Gas Co.	809,820

		1,012,005

	Health Care Equipment & Supplies - 6.71%
26,820	Arthrocare Corp. (b)	932,263
37,250	Baxter International, Inc.	2,705,840
6,000	Becton Dickinson & Co.	573,660
216,890	Boston Scientific Corp. (b)	1,693,911
78,705	Medtronic, Inc.	3,695,987
7,210	The Cooper Companies, Inc.	777,815

		10,379,476

	Health Care Providers & Services - 1.29%
21,100	Owens & Minor, Inc. (a)	687,016
22,985	UnitedHealth Group, Inc.	1,314,972

		2,001,988

	Hotels, Restaurants & Leisure - 1.99%
6,660	Bob Evans Farms, Inc.	283,849
13,010	Darden Restaurants, Inc.	672,357
13,975	McDonald’s Corp.	1,393,168
12,870	Starbucks Corp.	733,075

		3,082,449

	Household Durables - 0.92%
669	NVR, Inc. (b)	722,593
8,670	Stanley Black & Decker, Inc.	702,010

		1,424,603

Number of Shares		Value

	Household Products - 0.95%
8,950	Kimberly-Clark Corp.	$876,921
7,700	Procter & Gamble Co.	593,362

		1,470,283

	Industrial Conglomerates - 1.17%
17,095	3M Co.	1,817,369

	Insurance - 5.26%
24,140	American International Group, Inc. (b)	937,115
68,315	Assured Guaranty Ltd.	1,407,972
85,350	Hartford Financial Services Group, Inc.	2,202,030
8,000	PartnerRe Ltd.	744,880
48,190	Prudential Financial, Inc.	2,842,728

		8,134,725

	Internet & Catalog Retail - 0.69%
2,310	Amazon.com, Inc. (b)	615,592
648	Priceline.com, Inc. (b)	445,779

		1,061,371

	Internet Software & Services - 1.23%
1,690	Google, Inc. (b)	1,341,911
11,100	J2 Global, Inc.	435,231
700	LinkedIn Corp. (b)	123,242

		1,900,384

	IT Services - 2.69%
6,790	Alliance Data Systems Corp. (b)	1,099,233
10,905	Automatic Data Processing, Inc.	709,043
5,750	Cognizant Technology Solutions Corp. (b)	440,508
12,100	Paychex, Inc.	424,347
26,330	The Western Union Co.	396,003
6,410	Visa, Inc.	1,088,674

		4,157,808

	Leisure Equipment & Products - 0.49%
17,100	Hasbro, Inc. (a)	751,374

	Life Sciences Tools & Services - 0.60%
12,080	Thermo Fisher Scientific, Inc.	923,999

	Machinery - 2.88%
13,950	Danaher Corp.	866,992
18,725	Dover Corp.	1,364,678
20,240	Illinois Tool Works, Inc.	1,233,426
10,845	Parker Hannifin Corp.	993,185

		4,458,281

See notes to financial statements.

GuideMarkSM Opportunistic Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	Media - 1.90%
22,340	Gannett Co., Inc.	$488,576
6,880	Liberty Global, Inc. (a)(b)	504,992
29,300	Regal Entertainment Group (a)	488,431
12,300	The Walt Disney Co.	698,640
23,300	Thomson Reuters Corp.	756,784

		2,937,423

	Metals & Mining - 0.38%
12,700	Nucor Corp. (a)	586,105

	Multiline Retail - 0.88%
12,500	Kohl’s Corp.	576,625
11,500	Target Corp.	787,175

		1,363,800

	Multi-Utilities - 0.19%
11,000	Avista Corp.	301,400

	Oil & Gas - 7.71%
32,230	Apache Corp.	2,486,867
28,800	BreitBurn Energy Partners L.P.	577,152
6,900	Chevron Corp.	819,858
16,420	Cimarex Energy Co.	1,238,725
13,010	Denbury Resources, Inc. (b)	242,637
30,070	Devon Energy Corp.	1,696,549
30,350	Occidental Petroleum Corp.	2,378,529
15,540	Tesoro Corp.	909,867
21,310	Valero Energy Corp.	969,392
11,825	Williams Partners L.P. (a)	612,535

		11,932,111

	Paper & Forest Products - 0.44%
14,710	International Paper Co.	685,192

	Pharmaceuticals - 5.43%
23,265	Abbott Laboratories	821,720
7,450	Actavis, Inc. (b)	686,220
21,070	Bristol Myers Squibb Co.	867,873
38,260	Forest Labs, Inc. (b)	1,455,411
8,600	Johnson & Johnson	701,158
30,340	Merck & Co., Inc.	1,341,938
87,515	Pfizer, Inc.	2,525,683

		8,400,003

	Real Estate - 0.58%
35,260	CBRE Group, Inc. (b)	890,315

Number of Shares		Value

	Road & Rail - 1.20%
6,600	J.B. Hunt Transport Services, Inc.	$491,568
8,060	Landstar Systems, Inc.	460,145
11,800	Norfolk Southern Corp.	909,544

		1,861,257

	Semiconductor & Semiconductor Equipment - 1.12%
39,900	Intel Corp.	871,815
9,990	Maxim Integrated Products, Inc.	326,173
24,230	Skyworks Solutions, Inc. (b)	533,787

		1,731,775

	Software - 4.33%
22,925	CA, Inc.	577,022
9,100	Citrix Systems, Inc. (b)	656,656
89,995	Microsoft Corp.	2,574,757
7,350	NICE Systems Ltd. - ADR (b)	270,701
26,590	Nuance Communications, Inc. (b)	536,586
24,420	Oracle Corp.	789,743
12,820	Red Hat, Inc. (b)	648,179
3,580	Salesforce.com, Inc. (a)(b)	640,211

		6,693,855

	Specialty Retail - 3.29%
48,770	Aarons, Inc.	1,398,724
9,990	Home Depot, Inc.	697,102
8,390	Signet Jewelers Ltd.	562,130
31,405	The TJX Companies, Inc.	1,468,184
18,860	Williams Sonoma, Inc.	971,667

		5,097,807

	Textiles, Apparel & Luxury Goods - 1.26%
8,535	Coach, Inc.	426,665
9,070	VF Corp.	1,521,492

		1,948,157

	Trading Companies & Distributors - 0.55%
11,690	Wesco International, Inc. (a)(b)	848,811

	Wireless Telecommunication Services - 0.42%
23,100	Vodafone Group Plc - ADR	656,271

	Total Common Stocks (Cost $124,225,123)	147,535,156

See notes to financial statements.

GuideMarkSM Opportunistic Equity Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	PREFERRED STOCKS - 0.35%
	Diversified Telecommunicaiton Services - 0.35%
20,600	Telefonica Brasil SA	$549,608

	Total Preferred Stocks (Cost $525,337)	549,608

	REAL ESTATE INVESTMENT TRUSTS - 1.03%
	Real Estate Investment Trusts - 1.03%
147,045	iStar Financial, Inc. (a)(b)	1,601,320

	Total Real Estate Investment Trusts (Cost $1,086,525)	1,601,320

	SHORT TERM INVESTMENTS - 2.90%
	Money Market Funds - 2.90%
4,481,280	Federated Prime Obligations Fund Effective Yield, 0.08%	4,481,280

	Total Short Term Investments (Cost $4,481,280)	4,481,280

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 3.38%
	Money Market Funds - 3.38%
5,228,051	First American Government Obligations Fund Effective Yield, 0.02%	5,228,051

	Total Investments Purchased as Securities Lending Collateral (Cost $5,228,051)	5,228,051

	Total Investments (Cost $135,546,316) - 103.02%	159,395,415
	Liabilities in Excess of Other Assets - (3.02)%	(4,678,032)

	TOTAL NET ASSETS - 100.00%	$154,717,383

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)   All or portion of this security is on loan.
(b)   Non-income producing security.

See notes to financial statements.

GuideMarkSM Global Real Return Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Number of Shares		Value

	INVESTMENT COMPANIES - 99.88%
	Exchange Traded Funds - 99.88%
21,291	Energy Select Sector SPDR Fund	$1,688,802
11,411	Market Vectors Gold Miners ETF	431,906
11	PowerShares DB Agriculture Fund (a)	285
425,906	PowerShares DB Commodity Index Tracking Fund (a)(b)	11,631,493
15,666	PowerShares DB Gold Fund (a)	853,484
78,817	PowerShares Global Agriculture Portfolio	2,478,006
194,904	SPDR Barclays TIPS ETF	11,772,202
121,237	SPDR DB International Government Inflation-Protected Bond ETF	7,527,605
212,568	SPDR Dow Jones International Real Estate ETF (b)	9,142,550
102,311	SPDR Dow Jones REIT ETF (b)	7,942,403
59,911	SPDR Metals & Mining ETF (b)	2,419,206
493,598	SPDR S&P Global Natural Resources ETF (b)	24,813,171
68,210	SPDR S&P International Energy Sector ETF (b)	1,654,775

		82,355,888

	Total Investment Companies (Cost $82,496,007)	82,355,888

Number of Shares		Value

	SHORT TERM INVESTMENTS - 0.40%
	Money Market Funds - 0.40%
333,219	Federated Prime Obligations Fund Effective Yield, 0.08%	$333,219

	Total Short Term Investments (Cost $333,219)	333,219

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 38.57%
	Money Market Funds - 38.57%
31,804,600	First American Government Obligation Fund Effective Yield, 0.02%	31,804,600

	Total Investment Purchased as Securities Lending Collateral (Cost $31,804,600)	31,804,600

	Total Investments (Cost $114,633,826) - 138.85%	114,493,707
	Liabilities in Excess of Other Assets - (38.85)%	(32,032,537)

	TOTAL NET ASSETS - 100.00%	$82,461,170

Percentages are stated as a percent of net assets.
(a)   Non-income producing security.
(b)   All or portion of this security is on loan.

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Principal Amount		Value

	ASSET BACKED SECURITIES - 3.42%
186,807	Accredited Mortgage Loan Trust Series 2005-3, 0.440%, 09/25/2035 (d)	$183,574
	Ally Master Owner Trust
255,000	Series 2013-1, 1.000%, 02/15/2018	255,602
535,000	Series 2012-5, 1.540%, 09/15/2019	537,689
	American Credit Acceptance Receivables Trust
420,818	Series 2012-3, 1.640%, 11/15/2016 (Acquired 11/27/2012, Cost $420,803) (b)	420,909
370,000	Series A, 1.450%, 04/16/2018 (Acquired 03/20/2013, Cost $369,970) (b)	370,093
315,000	AmeriCredit Automobile Receivables Trust Series 2012-5, 1.120%, 11/08/2017	314,816
500,000	Apidos CDO Series 2013-12A, 1.373%, 04/15/2025 (Acquired 03/15/2013, Cost $500,000) (b)(d)	500,000
245,254	ARI Fleet Lease Trust Series 2012-B, 0.499%, 01/15/2021 (Acquired 10/16/2012, Cost $245,254) (b)(d)	244,730
500,000	Atrium IX Series 9-A, 1.757%, 02/28/2024 (Acquired 01/24/2013, Cost $500,000) (b)(d)	500,494
365,000	CIFC Funding Ltd. Series 2013-1A, 1.432%, 04/16/2025 (Acquired 02/22/2013, Cost $365,000) (b)(d)	365,365
	CNH Equipment Trust
192,025	Series 2010-C, 1.170%, 05/15/2015	192,449
740,000	Series 2011-A, 2.040%, 10/17/2016	757,227
1,185,000	Series 2012-A, 0.940%, 05/15/2017 (d)	1,191,475

Principal Amount		Value

	ASSET BACKED SECURITIES (Continued)
69,899	Conseco Finance Securitizations Corp. Series 2000-4, 8.310%, 05/01/2032	$53,012
61,335	Countrywide Asset-Backed Certificates Series 2005-4, 4.456%, 10/25/2035 (d)	61,612
265,000	CPS Auto Receivables Trust Series 2013-A, 1.310%, 06/15/2020 (Acquired 03/12/2013, Cost $264,966) (b)	264,394
	CPS Auto Trust
135,841	Series 2012-C, 1.820%, 12/16/2019 (Acquired 09/11/2012, Cost $135,837) (b)	136,531
222,638	Series 2012-D, 1.480%, 03/16/2020 (Acquired 12/07/2012, Cost $222,611) (b)	223,419
	Credit Acceptance Auto Loan Trust
265,000	Series B, 3.960%, 09/15/2019 (Acquired 02/07/2013, Cost $275,133) (b)	274,340
356,000	Series 2012-2, 1.520%, 03/16/2020 (Acquired 09/11/2012, Cost $355,938) (b)	358,422
425,000	Dryden XXVI Senior Loan Fund Series A, 1.425%, 07/15/2025 (Acquired 02/20/2013, Cost $425,000) (b)(d)	425,165
193,635	Education Funding Capital Trust I Series 2004-1, 0.440%, 12/15/2022 (d)	192,998
215,000	Enterprise Fleet Financing LLC Series 2012-1, 1.410%, 11/20/2017 (Acquired 11/02/2012, Cost $216,863) (b)	216,821
650,000	Ford Credit Auto Lease Trust Series 2013-A, 0.600%, 03/15/2016	650,269
100,000	GCO Education Loan Funding Trust Series 2006-1, 0.518%, 05/25/2036 (d)	92,196

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	ASSET BACKED SECURITIES (Continued)
	HLSS Servicer Advance Receivables Backed Note
165,000	Series 2013-T1, 1.495%, 01/16/2046 (Acquired 01/16/2013, Cost $165,000) (b)	$166,314
175,000	Series 2013-T1, 2.289%, 01/15/2048 (Acquired 01/16/2013, Cost $175,000) (b)(d)	178,718
542,598	Morgan Stanley Series 2003-N, 1.224%, 10/25/2033 (d)	504,695
1,440,000	Nissan Auto Lease Trust Series 2012-B, 0.580%, 11/16/2015	1,442,064
83,894	Northstar Education Finance, Inc. Series 2005-1, 0.401%, 10/28/2026 (d)	83,875
27,520	Panhandle-Plains Higher Education Authority, Inc. Series 2010-2, 1.438%, 10/01/2035 (d)	27,897
695,000	Race Point VIII CLO Ltd. Series 2013-8, 1.539%, 02/20/2025 (Acquired 02/06/2013, Cost $695,000) (b)(d)	696,608
142,862	Residential Asset Mortgage Products, Inc. Series 2004-R, 0.684%, 03/25/2034 (d)	125,323
295,000	Santander Consumer Acquired Receivables Trust Series 2011-WO, 1.740%, 01/15/2015 (Acquired 11/20/2012, Cost $296,032) (b)	295,945
290,000	Santander Drive Auto Receivables Trust Series 2012-5, 1.560%, 08/15/2018	292,982
145,113	U.S. Education Loan Trust, LLC Series 2006-1, 0.417%, 03/01/2025 (Acquired 08/06/2010, Cost $141,848) (b)(d)	144,214
1,310,000	Volkswagen Auto Lease Trust Series 2012-A, 0.870%, 07/20/2015	1,315,991

Principal Amount		Value

	ASSET BACKED SECURITIES (Continued)
155,000	Westlake Automobile Receivables Trust Series 2012-1, 1.030%, 03/15/2016 (Acquired 09/19/2012, Cost $154,999) (b)	$155,313

	Total Asset Backed Securities (Cost $14,183,497)	14,213,541

	COLLATERALIZED MORTGAGE OBLIGATIONS - 5.16%
	Bank of America Commercial Mortgage Trust
610,000	Series 2007-4, 5.739%, 02/10/2051 (d)	710,767
110,000	Series 2007-5, 5.620%, 02/10/2051	113,704
490,000	BB-UBS Trust Series 2012-SHOW, 3.430%, 11/07/2036 (Acquired 12/05/2012 through 12/06/2012, Cost $512,403) (b)	496,268
	Bear Stearns Commercial Mortgage Securities
3,250,000	Series 2006-PW13, 5.540%, 09/11/2041	3,676,468
1,364,925	Series 2004-PWR5, 4.831%, 07/11/2042	1,380,119
225,000	Bear Stearns Trust Series A-4, 5.405%, 12/11/2040 (d)	248,174
265,000	CD Commercial Mortgage Trust Series 2007-CD4, 5.322%, 12/11/2049	302,238
165,678	Chase Mortgage Financial Trust Series 2007-A1, 2.944%, 02/25/2037 (d)	165,204
295,000	COBALT CMBS Commercial Mortgage Trust Series 2006-C1, 5.936%, 08/15/2048	330,575
485,000	COMM Mortgage Trust Series 2013-LC6, 2.941%, 01/12/2046 (d)	493,511

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
245,000	Commercial Mortgage Pass-Through Certificate Series 2012-CCRE3, 2.822%, 10/17/2045	$248,429
	Countrywide Home Loans, Inc.
32,331	Series 2004-HYB6, 2.920%, 11/20/2034 (d)	30,603
215,051	Series 2005-11, 0.504%, 03/25/2035 (d)	176,148
460,000	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, 5.014%, 02/15/2038	488,353
135,000	DBUBS Mortgage Trust Series 2011-LC1, 5.002%, 11/13/2046 (Acquired 02/08/2011, Cost $160,148) (b)	159,882
	Federal Home Loan Mortgage Corp.
800,000	Series K-703, 2.699%, 05/25/2018 (d)	857,207
600,000	Series K-705, 2.303%, 09/25/2018 (d)	630,927
900,000	Series K-706, 2.323%, 10/25/2018	946,999
600,000	Series K-709, 2.086%, 03/25/2019	622,996
400,000	Four Times Square Trust Series 2006-4TS, 5.401%, 12/13/2028 (Acquired 03/22/2011 through 03/24/2011, Cost $469,652) (b)	475,199
	GS Mortgage Securities Corp.
295,000	Series 2012-SHOP, 2.933%, 06/06/2031 (Acquired 02/12/2013, Cost $306,690) (b)	310,065
430,000	Series 2012-ALOH, 3.551%, 04/12/2034 (Acquired 08/15/2012, Cost $449,187) (b)	455,165
322,902	Series 2005-GG4, 4.680%, 07/10/2039	326,031
685,000	Series 2012-GCJ7, 3.377%, 06/12/2045	731,825

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	GS Mortgage Securities Corp. II
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (Acquired 12/11/2012, Cost $148,505) (b)	$145,382
445,000	Series 2005-GG4, 4.751%, 07/10/2039	474,416
320,000	Series 2013-GC10, 2.943%, 02/12/2046	325,687
415,000	JPMorgan Commercial Mortgage Securities Corp. Series 2005-LDP2, 4.738%, 07/15/2042	444,060
130,000	JPMorgan Commercial Mortgage Securities Trust Series 2012-HSBC, 3.093%, 07/08/2032 (Acquired 03/11/2013, Cost $132,236) (b)	134,230
	Lehman Brothers-UBS Commercial Mortgage Trust
245,479	Series 2005-C3, 4.664%, 07/15/2030	249,637
625,000	Series 2007-C1, 5.424%, 02/15/2040	715,158
490,000	Series 2007-C2, 5.430%, 02/15/2040	554,696
550,000	Series 2008-C1, 6.153%, 04/15/2041 (d)	663,022
285,000	Merrill Lynch Mortgage Trust Series 2008-C1, 5.690%, 02/12/2051	333,712
600,000	Morgan Stanley Capital I Trust Series 2008-T29, 6.452%, 01/11/2043 (d)	726,837
320,000	OBP Depositor LLC Trust Series 2010-OBP, 4.646%, 07/15/2045 (Acquired 06/25/2010, Cost $369,622) (b)	370,502
482,394	TIAA Seasoned Commercial Mortgage Trust Series 2007-C4, 5.539%, 08/15/2039 (d)	506,425

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
440,000	UBS-Barclays Commercial Mortgage Trust Series 2013-C5, 3.185%, 03/12/2046 (d)	$454,075
280,000	Wachovia Bank Commercial Mortgage TRust Series 2005-C18, 4.935%, 04/15/2042	299,721
	Wells Fargo-RBS Commercial Mortgage Trust
375,000	Series 2011-C3, 4.375%, 03/17/2044 (Acquired 05/27/2011, Cost $428,183) (b)	425,767
60,000	Series 2012-C10, 2.875%, 12/15/2045	60,807
165,000	Series 2013-C11, 3.071%, 03/17/2045	170,118

	Total Collateralized Mortgage Obligations (Cost $20,984,843)	21,431,109

	CORPORATE OBLIGATIONS - 39.63% Aerospace & Defense - 0.58%
	Precision Castparts Corp.
540,000	0.700%, 12/20/2015	541,437
150,000	2.500%, 01/15/2023	148,527
1,675,000	United Technologies Corp. 1.800%, 06/01/2017	1,729,472

		2,419,436

	Agricultural Products - 0.20%
250,000	Cargill, Inc. 4.100%, 11/01/2042 (Acquired 10/24/2012, Cost $249,527) (b)	241,060
475,000	Imperial Tobacco Finance Plc 3.500%, 02/11/2023 (Acquired 11/11/2022, Cost $474,525) (b)	480,193
65,000	Lorillard Tobacco Co. 8.125%, 06/23/2019	82,800

		804,053

	Air Freight & Logistics - 0.08%
345,000	United Parcel Service, Inc. 1.125%, 10/01/2017	347,650

Principal Amount		Value

	Auto Components - 0.18%
740,000	Johnson Controls, Inc. 1.750%, 03/01/2014	$748,594

	Auto Manufacturers - 0.14%
570,000	Daimler Finance North America LLC 1.250%, 01/11/2016 (Acquired 01/07/2013, Cost $569,299) (b)	572,342

	Banks - 2.86%
1,115,000	Bank Of Nova Scotia 0.750%, 10/09/2015	1,115,250
400,000	Barclays Bank Plc 5.140%, 10/14/2020	429,824
500,000	BNP Paribas SA 2.375%, 09/14/2017	507,938
955,000	Canadian Imperial Bank of Commerce 2.350%, 12/11/2015	995,829
745,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 2.125%, 10/13/2015	767,738
760,000	Glitnir Bank
	6.693%, 06/15/2016 (Acquired 06/14/2006, Cost $758,848) (c)(d)(e)	13,300
250,000	HSBC Holdings Plc 6.800%, 06/01/2038	320,608
250,000	Kaupthing Bank Hf 7.125%, 05/19/2016 (Acquired 05/12/2006, Cost $248,680) (c)(e)	4,375
325,000	KeyCorp 5.100%, 03/24/2021	379,002
	PNC Funding Corp.
810,000	4.250%, 09/21/2015	878,513
735,000	3.300%, 03/08/2022	759,293
	Royal Bank of Canada
615,000	1.150%, 03/13/2015	622,114
1,990,000	0.625%, 12/05/2016	1,990,122
	Royal Bank of Scotland Group Plc
115,000	5.000%, 11/12/2013	117,588
230,000	2.550%, 09/18/2015	236,532
1,040,000	SunTrust Banks, Inc. 3.500%, 01/20/2017	1,114,574

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Banks (Continued)
	U.S. Bancorp
990,000	1.650%, 05/15/2017	$1,009,847
200,000	4.125%, 05/24/2021	224,366
300,000	Wachovia Bank NA 6.600%, 01/15/2038	398,689

		11,885,502

	Beverages - 1.00%
1,005,000	Diageo Capital Plc 1.500%, 05/11/2017	1,019,873
90,000	Heineken NV 2.750%, 04/01/2023 (Acquired 10/02/2012, Cost $89,830) (b)	88,575
215,000	Molson Coors Brewing Co. 3.500%, 05/01/2022	224,110
	Pepsico, Inc.
930,000	2.500%, 05/10/2016	978,967
1,105,000	2.750%, 03/01/2023	1,108,419
740,000	The Coca-Cola Co. 0.750%, 11/15/2013	742,182

		4,162,126

	Biotechnology - 0.42%
450,000	Amgen, Inc. 4.950%, 10/01/2041	470,831
415,000	Genzyme Corp. 5.000%, 06/15/2020	491,546
780,000	Gilead Sciences, Inc. 2.400%, 12/01/2014	801,844

		1,764,221

	Capital Markets - 4.46%
2,885,000	Bear Stearns Companies, Inc. 7.250%, 02/01/2018	3,589,153
	Goldman Sachs Group, Inc.
300,000	5.625%, 01/15/2017	336,166
1,125,000	5.950%, 01/18/2018	1,313,032
85,000	6.150%, 04/01/2018	100,271
95,000	7.500%, 02/15/2019	118,997
50,000	5.375%, 03/15/2020	57,049
125,000	5.750%, 01/24/2022	145,597
725,000	6.750%, 10/01/2037	814,990
	Merrill Lynch & Co., Inc.
2,145,000	6.400%, 08/28/2017	2,520,032

Principal Amount		Value

	Capital Markets (Continued)
650,000	6.500%, 07/15/2018	$773,294
625,000	6.110%, 01/29/2037	706,289
	Morgan Stanley
745,000	1.750%, 02/25/2016	751,330
600,000	5.950%, 12/28/2017	695,377
300,000	5.625%, 09/23/2019	345,439
200,000	5.500%, 07/24/2020	230,685
295,000	4.875%, 11/01/2022 (a)	313,334
860,000	3.750%, 02/25/2023	871,064
100,000	6.375%, 07/24/2042	120,583
1,505,000	State Street Corp. 2.875%, 03/07/2016	1,603,356
1,310,000	The Bank of New York Mellon Corp. 2.300%, 07/28/2016	1,373,399
1,435,000	Wachovia Corp. 5.750%, 02/01/2018	1,709,850

		18,489,287

	Chemicals - 0.36%
670,000	Dow Chemical Co. 4.250%, 11/15/2020	738,186
740,000	El du Pont de Nemours & Co. 2.800%, 02/15/2023	753,182

		1,491,368

	Commercial Banks - 0.04%
155,000	Wells Fargo & Co. 3.450%, 02/13/2023	156,366

	Commercial Services & Supplies - 0.17%
650,000	International Lease Finance Corp. 5.750%, 05/15/2016	705,250

	Communications - 0.15%
595,000	Rogers Cable, Inc. 5.500%, 03/15/2014	622,184

	Computers & Peripherals - 0.06%
250,000	Hewlett Packard Co. 3.000%, 09/15/2016	258,979

	Consumer Finance - 2.00%
877,000	American Express Co. 4.050%, 12/03/2042	845,390
2,430,000	American Express Credit Corp. 1.750%, 06/12/2015	2,484,264
670,000	Capital One Financial Corp. 2.125%, 07/15/2014	680,695

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Consumer Finance (Continued)
	Caterpillar Financial Services Corp.
705,000	1.100%, 05/29/2015	$713,433
960,000	1.625%, 06/01/2017 (a)	978,078
	John Deere Capital Corp.
350,000	0.950%, 06/29/2015	353,416
890,000	1.300%, 03/12/2018 (a)	894,256
200,000	Total Capital International SA 2.875%, 02/17/2022	206,253
1,100,000	Toyota Motor Credit Corp. 2.050%, 01/12/2017	1,138,943

		8,294,728

	Diversified Financial Services - 3.53%
225,000	American Honda Finance Corp. 1.600%, 02/16/2018 (Acquired 02/12/2013, Cost $224,872) (b)	227,961
	Bank of America Corp.
200,000	3.875%, 03/22/2017	215,351
700,000	7.625%, 06/01/2019	890,331
175,000	5.875%, 01/05/2021	206,996
75,000	5.000%, 05/13/2021	84,210
430,000	5.700%, 01/24/2022	504,569
145,000	3.300%, 01/11/2023	143,275
	Citigroup, Inc.
450,000	5.000%, 09/15/2014	472,680
560,000	6.010%, 01/15/2015	606,642
165,000	1.250%, 01/15/2016	164,914
550,000	4.450%, 01/10/2017	606,045
1,060,000	8.500%, 05/22/2019	1,413,960
345,000	4.050%, 07/30/2022	357,084
150,000	6.875%, 03/05/2038	197,465
	Ford Motor Credit Co. LLC
325,000	2.750%, 05/15/2015	331,918
200,000	3.984%, 06/15/2016	212,051
	General Electric Capital Corp.
1,245,000	5.500%, 01/08/2020	1,477,413
350,000	4.375%, 09/16/2020	391,488
370,000	5.300%, 02/11/2021	424,852
485,000	4.650%, 10/17/2021	543,951
250,000	6.750%, 03/15/2032	319,151
1,065,000	5.875%, 01/14/2038	1,246,092

Principal Amount		Value

	Diversified Financial Services (Continued)
450,000	Hutchison Whampoa International Ltd. 3.500%, 01/13/2017 (Acquired 01/10/2012, Cost $472,113) (b)	$480,208
	JPMorgan Chase & Co.
125,000	6.300%, 04/23/2019	152,874
415,000	4.250%, 10/15/2020	456,084
600,000	4.500%, 01/24/2022	658,759
135,000	3.250%, 09/23/2022	135,065
	National Rural Utilities Cooperative Finance Corp.
735,000	1.125%, 11/01/2013	738,203
600,000	5.450%, 04/10/2017	700,284
300,000	NCUA Guaranteed Notes Series 2011-M1, 3.000%, 06/12/2019	329,175

		14,689,051

	Diversified Manufacturing - 0.60%
	Cooper U.S., Inc.
720,000	6.100%, 07/01/2017	851,771
675,000	3.875%, 12/15/2020	728,130
	Tyco Electronics Group SA
440,000	1.600%, 02/03/2015	445,417
405,000	6.550%, 10/01/2017	484,795

		2,510,113

	Diversified Telecommunication Services - 1.40%
	AT&T, Inc.
1,090,000	0.800%, 12/01/2015	1,088,538
695,000	5.350%, 09/01/2040	746,802
470,000	France Telecom SA 4.375%, 07/08/2014	490,650
	Verizon Communications, Inc.
800,000	1.950%, 03/28/2014	811,595
295,000	3.500%, 11/01/2021	307,121
420,000	2.450%, 11/01/2022	398,059
150,000	6.400%, 02/15/2038	181,025
1,355,000	Verizon Wireless Capital LLC 8.500%, 11/15/2018	1,805,349

		5,829,139

	Electric Utilities - 0.74%
100,000	American Electric Power Co., Inc. 1.650%, 12/15/2017	100,451

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Electric Utilities (Continued)
375,000	Nevada Power Co. 5.875%, 01/15/2015	$408,829
875,000	PSI Energy, Inc. 6.050%, 06/15/2016	1,003,977
	Union Electric Co.
570,000	6.700%, 02/01/2019	715,588
350,000	3.900%, 09/15/2042	346,663
470,000	Westar Energy, Inc. 6.000%, 07/01/2014	500,372

		3,075,880

	Energy Equipment & Services - 0.38%
275,000	Cameron International Corp. 6.375%, 07/15/2018	330,743
605,000	Halliburton Co. 3.250%, 11/15/2021	643,111
480,000	Pride International, Inc. 6.875%, 08/15/2020	602,673

		1,576,527

	Engineering Construction - 0.12%
495,000	ABB Finance USA, Inc. 2.875%, 05/08/2022	503,381

	Food & Staples Retailing - 0.38%
	CVS Caremark Corp.
200,000	4.750%, 05/18/2020	231,828
300,000	6.250%, 06/01/2027	384,715
355,000	Walgreen Co. 3.100%, 09/15/2022	352,006
450,000	Wal-Mart Stores, Inc. 6.500%, 08/15/2037	609,854

		1,578,403

	Food Products - 0.49%
	ConAgra Foods, Inc.
110,000	1.350%, 09/10/2015	110,869
50,000	1.900%, 01/25/2018	50,552
505,000	3.200%, 01/25/2023	504,394
	Kraft Foods Group, Inc.
380,000	1.625%, 06/04/2015	386,061
75,000	2.250%, 06/05/2017	77,884
400,000	3.500%, 06/06/2022	419,069
375,000	Mondelez International, Inc. 6.500%, 02/09/2040	488,715

		2,037,544

Principal Amount		Value

	Health Care Equipment & Supplies - 1.08%
495,000	Baxter International, Inc. 1.850%, 01/15/2017	$507,789
725,000	Becton Dickinson & Co. 3.250%, 11/12/2020	771,038
630,000	Covidien International Finance SA 2.800%, 06/15/2015	659,239
1,575,000	Medtronic, Inc. 3.000%, 03/15/2015	1,650,651
865,000	St. Jude Medical, Inc. 2.500%, 01/15/2016	897,881

		4,486,598

	Health Care Providers & Services - 1.33%
105,000	Aetna, Inc. 2.750%, 11/15/2022	102,957
745,000	Cardinal Health, Inc. 3.200%, 03/15/2023	742,829
	Express Scripts Holding Co.
325,000	3.125%, 05/15/2016	343,578
125,000	3.500%, 11/15/2016	134,780
1,000,000	Humana, Inc. 3.150%, 12/01/2022	989,777
	UnitedHealth Group, Inc.
735,000	5.375%, 03/15/2016	828,723
360,000	3.950%, 10/15/2042	340,474
	Wellpoint, Inc.
125,000	1.250%, 09/10/2015	126,109
1,175,000	4.350%, 08/15/2020	1,309,180
425,000	3.125%, 05/15/2022	428,728
150,000	5.850%, 01/15/2036	177,587

		5,524,722

	Independent Power Producers & Energy Traders - 0.32%
	Exelon Generation Co., LLC
540,000	5.200%, 10/01/2019	612,014
605,000	6.250%, 10/01/2039	705,004

		1,317,018

	Industrial Conglomerates - 0.27%
930,000	Koninklijke Philips Electronics NV 5.750%, 03/11/2018	1,110,127

	Insurance - 0.84%
	American International Group, Inc.
100,000	8.250%, 08/15/2018	129,845
30,000	4.875%, 06/01/2022	34,002

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Insurance (Continued)
810,000	CNA Financial Corp. 7.350%, 11/15/2019	$1,026,676
615,000	Liberty Mutual Group, Inc. 5.000%, 06/01/2021 (Acquired 05/18/2011, Cost $521,962) (b)	676,120
500,000	New York Life Global Funding 3.000%, 05/04/2015 (Acquired 03/19/2012, Cost $517,772) (b)	525,789
375,000	Prudential Financial, Inc. 4.500%, 11/15/2020	422,170
605,000	Willis North America, Inc. 6.200%, 03/28/2017	689,917

		3,504,519

	Internet Software & Services - 0.17%
700,000	eBay, Inc. 1.350%, 07/15/2017	708,476

	Life Sciences Tools & Services - 0.04%
150,000	Life Technologies Corp. 6.000%, 03/01/2020	168,532

	Machinery - 0.15%
530,000	Eaton Corp. 5.600%, 05/15/2018	625,456

	Media - 2.32%
	CBS Corp.
525,000	3.375%, 03/01/2022	535,736
100,000	4.850%, 07/01/2042	97,625
	Comcast Corp.
1,345,000	5.875%, 02/15/2018	1,624,365
250,000	6.400%, 05/15/2038	315,501
150,000	COX Communications, Inc. 3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $149,769) (b)	152,699
	DIRECTV Holdings, LLC
1,095,000	1.750%, 01/15/2018	1,083,549
475,000	3.800%, 03/15/2022	486,449
375,000	6.350%, 03/15/2040	419,226
65,000	Discovery Communications LLC 3.250%, 04/01/2023	66,089

Principal Amount		Value

	Media (Continued)
145,000	NBCUniversal Enterprise, Inc. 1.974%, 04/15/2019 (Acquired 03/20/2013, Cost $144,917) (b)	$146,000
400,000	NBCUniversal Media LLC 5.150%, 04/30/2020	474,783
	News America, Inc.
275,000	4.500%, 02/15/2021	310,612
250,000	6.150%, 02/15/2041	300,453
	Time Warner, Inc.
1,105,000	6.750%, 07/01/2018	1,361,328
400,000	4.700%, 01/15/2021	451,791
750,000	4.125%, 02/15/2021	806,316
225,000	3.400%, 06/15/2022	232,475
225,000	7.625%, 04/15/2031	305,270
200,000	4.500%, 09/15/2042	182,514
250,000	Viacom, Inc. 5.625%, 09/15/2019	297,744

		9,650,525

	Metals & Mining - 0.61%
495,000	BHP Billiton Finance USA Ltd. 1.625%, 02/24/2017	504,302
	Freeport-McMoRan Copper & Gold, Inc.
80,000	2.375%, 03/15/2018 (Acquired 02/28/2013, Cost $79,992) (b)	80,428
75,000	3.100%, 03/15/2020 (Acquired 02/28/2013, Cost $74,972) (b)	75,367
335,000	3.875%, 03/15/2023 (Acquired 12/15/2022, Cost $334,965) (b)	336,644
735,000	Rio Tinto Finance USA Ltd. 2.500%, 05/20/2016	767,919
435,000	Teck Resources Ltd. 6.000%, 08/15/2040	452,633
	Xstrata Finance Canada Ltd.
165,000	2.450%, 10/25/2017 (Acquired 10/18/2012, Cost $164,723) (b)	167,426
135,000	4.000%, 10/25/2022 (Acquired 10/18/2012, Cost $134,658) (b)	136,238

		2,520,957

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Multi-Utilities - 0.71%
650,000	Dominion Resources, Inc. 1.400%, 09/15/2017	$651,959
580,000	Sempra Energy 6.500%, 06/01/2016	676,459
1,380,000	Xcel Energy, Inc. 5.613%, 04/01/2017	1,594,621

		2,923,039

	Oil & Gas - 4.45%
150,000	Anadarko Petroleum Corp. 8.700%, 03/15/2019	202,203
375,000	Apache Corp. 3.625%, 02/01/2021	405,259
	BP Capital Markets Plc
350,000	3.200%, 03/11/2016	373,095
1,235,000	4.500%, 10/01/2020	1,413,379
1,120,000	2.500%, 11/06/2022	1,092,447
945,000	Canadian Natural Resources Ltd. 3.450%, 11/15/2021	1,005,580
1,105,000	ConocoPhillips 6.650%, 07/15/2018	1,389,785
	Energy Transfer Partners LP
943,000	8.500%, 04/15/2014	1,015,305
570,000	9.000%, 04/15/2019	751,910
225,000	5.200%, 02/01/2022	253,059
	Husky Energy, Inc.
465,000	5.900%, 06/15/2014	493,022
810,000	3.950%, 04/15/2022	868,233
475,000	Kinder Morgan Energy Partners LP 3.450%, 02/15/2023	481,064
800,000	Marathon Oil Corp. 6.000%, 10/01/2017	950,915
	Nexen, Inc.
150,000	5.875%, 03/10/2035	181,761
150,000	7.500%, 07/30/2039	218,843
780,000	ONEOK Partners LP 6.125%, 02/01/2041	910,375
	Petrobras International Finance Co.
305,000	3.500%, 02/06/2017	315,673
550,000	5.375%, 01/27/2021	596,196
250,000	6.875%, 01/20/2040	288,421
375,000	Petroleos Mexicanos 8.000%, 05/03/2019	481,875

Principal Amount		Value

	Oil & Gas (Continued)
	Phillips 66
425,000	1.950%, 03/05/2015	$434,541
845,000	4.300%, 04/01/2022	929,355
300,000	Schlumberger Investment SA 3.300%, 09/14/2021 (Acquired 09/07/2011, Cost $300,274) (b)	320,910
1,915,000	Shell International Finance BV 0.625%, 12/04/2015	1,923,321
405,000	Spectra Energy Partners LP 4.600%, 06/15/2021	433,695
295,000	Valero Energy Corp. 9.375%, 03/15/2019	402,949
370,000	Williams Cos., Inc. 3.700%, 01/15/2023	368,050

		18,501,221

	Pharmaceuticals - 1.87%
	AbbVie, Inc.
705,000	1.200%, 11/06/2015 (Acquired 11/05/2012, Cost $704,528) (b)	710,930
280,000	1.750%, 11/06/2017 (Acquired 11/05/2012, Cost $279,415) (b)	283,717
335,000	2.000%, 11/06/2018 (Acquired 11/05/2012, Cost $333,234) (b)	339,440
550,000	2.900%, 11/06/2022 (Acquired 11/05/2012, Cost $546,458) (b)	551,642
2,105,000	GlaxoSmithKline Capital Plc 1.500%, 05/08/2017	2,142,884
1,210,000	Novartis Capital Corp. 2.900%, 04/24/2015	1,269,622
	Sanofi-Aventis SA
560,000	1.625%, 03/28/2014	567,262
780,000	4.000%, 03/29/2021	869,393
920,000	Teva Pharmaceutical Finance 3.000%, 06/15/2015	965,675
85,000	Zoetis, Inc. 1.875%, 02/01/2018 (Acquired 01/16/2013, Cost $84,951) (b)	85,646

		7,786,211

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Pipelines - 1.31%
490,000	Duke Energy, Inc. 5.668%, 08/15/2014	$521,581
	Enterprise Products Operating LLC
815,000	5.650%, 04/01/2013	815,000
330,000	3.350%, 03/15/2023	336,760
680,000	6.125%, 10/15/2039	802,362
86,000	4.450%, 02/15/2043	83,032
760,000	Spectra Energy Capital LLC 5.650%, 03/01/2020	895,430
	TransCanada Pipelines Ltd.
660,000	7.625%, 01/15/2039	949,890
300,000	6.350%, 05/15/2067 (d)	320,308
	Transocean, Inc.
155,000	2.500%, 10/15/2017 (a)	157,129
500,000	6.500%, 11/15/2020	578,719

		5,460,211

	Real Estate - 1.60%
250,000	Duke Realty LP 4.375%, 06/15/2022	266,404
250,000	ERP Operating LP 4.625%, 12/15/2021	280,837
	HCP, Inc.
250,000	2.625%, 02/01/2020	251,975
955,000	5.375%, 02/01/2021	1,111,138
	Health Care Property Investments, Inc.
125,000	6.300%, 09/15/2016	144,875
200,000	6.000%, 01/30/2017	231,712
	Health Care REIT, Inc.
385,000	3.625%, 03/15/2016	408,188
245,000	2.250%, 03/15/2018	247,511
90,000	4.125%, 04/01/2019	97,694
675,000	5.250%, 01/15/2022	762,860
	Liberty Property LP
325,000	5.500%, 12/15/2016	367,735
25,000	4.125%, 06/15/2022	26,480
25,000	3.375%, 06/15/2023	24,873
161,000	Realty Income Corp. 3.250%, 10/15/2022	157,965
	Simon Property Group LP
1,105,000	6.125%, 05/30/2018	1,351,592
400,000	4.125%, 12/01/2021	443,140

Principal Amount		Value

	Real Estate (Continued)
	Ventas Realty LP
335,000	2.000%, 02/15/2018	$337,281
150,000	2.700%, 04/01/2020	151,396

		6,663,656

	Road & Rail - 0.27%
565,000	Burlington Northern Santa Fe LLC 7.950%, 08/15/2030	785,027
309,000	Canadian Pacific Railway Ltd. 4.500%, 01/15/2022	343,434

		1,128,461

	Semiconductor & Semiconductor Equipment - 0.86%
340,000	Altera Corp. 1.750%, 05/15/2017	347,764
725,000	Analog Devices, Inc. 3.000%, 04/15/2016	767,567
780,000	Applied Materials, Inc. 2.650%, 06/15/2016	821,210
	Intel Corp.
725,000	1.350%, 12/15/2017	728,295
470,000	3.300%, 10/01/2021	494,051
425,000	TSMC Global Ltd. 1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $424,715) (b)	424,715

		3,583,602

	Software - 0.22%
925,000	Oracle Corp. 1.200%, 10/15/2017	927,036

	Specialty Retail - 0.16%
310,000	Autozone, Inc. 4.000%, 11/15/2020	332,182
250,000	Home Depot, Inc. 5.875%, 12/16/2036	311,807

		643,989

	Thrifts & Mortgage Finance - 0.02%
60,000	Santander Holdings USA, Inc. 4.625%, 04/19/2016 (a)	64,208

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Tobacco - 0.30%
	Altria Group, Inc.
306,000	9.700%, 11/10/2018	$426,341
665,000	2.850%, 08/09/2022	655,089
155,000	Reynolds American, Inc. 1.050%, 10/30/2015	155,153

		1,236,583

	Trucking - 0.11%
	Penske Truck Leasing Co., L.P.
400,000	3.125%, 05/11/2015 (Acquired 05/08/2012, Cost $399,930) (b)	414,086
35,000	2.875%, 07/17/2018 (Acquired 01/15/2013, Cost $35,238) (b)	35,733

		449,819

	Wireless Telecommunication Services - 0.28%
1,165,000	Vodafone Group Plc 1.625%, 03/20/2017	1,177,774

	Total Corporate Obligations (Cost $158,490,492)	164,684,864

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 0.12%
196,000	Federal Government of Mexico 4.750%, 03/08/2044	203,840
250,000	Republic of Colombia 4.375%, 07/12/2021	280,250

	Total Foreign Government Debt Obligations (Cost $393,732)	484,090

	MORTGAGE BACKED SECURITIES - 25.83%
	Federal Home Loan Mortgage Corp.
711,515	Series 2590, Pool #2590NV 5.000%, 03/15/2018	761,266
9,580	Pool #E9-9763 4.500%, 09/01/2018	10,198
9,572	Pool #E9-9764 4.500%, 09/01/2018	10,443
169,021	Pool #D9-6291 4.500%, 09/01/2023	184,410
519,022	Pool #G1-3624 5.000%, 08/01/2024	555,835

Principal Amount		Value

	MORTGAGE BACKED SECURITIES (Continued)
524,853	Series 2329, Pool #2329ZA 6.500%, 06/15/2031	$602,060
275,982	Series 2338, Pool #2338ZC 6.500%, 07/15/2031	318,114
480,178	Pool #78-0447 2.375%, 04/01/2033 (d)	512,923
473	Pool #A4-3129 5.500%, 02/01/2036	522
2,961,686	Pool #A8-9148 4.000%, 10/01/2039	3,148,982
1,319,222	Pool #C0-3815 3.500%, 03/01/2042	1,397,018
1,754,015	Pool #C0-3830 4.000%, 03/01/2042	1,864,939
975,103	Pool #U9-0688 4.000%, 05/01/2042	1,069,830
344,082	Pool #Q0-9530 3.500%, 07/01/2042	363,244
2,207,844	Pool #Q0-9949 3.000%, 08/01/2042	2,269,641
	Federal National Mortgage Association
487,551	Pool #467626 3.740%, 05/01/2018	541,781
3,140	Pool #685505 5.000%, 05/01/2018	3,373
3,057	Pool #705709 5.000%, 05/01/2018	3,283
2,139,088	Pool #AH6301 4.000%, 05/01/2026	2,290,716
1,106,716	Pool #AL2877 3.500%, 01/01/2028	1,178,809
325,226	Pool #544859 2.717%, 08/01/2029 (d)	341,875
360,266	Pool #786848 7.000%, 10/01/2031	429,769
15,854	Pool #727181 5.000%, 08/01/2033	17,597
7,488	Pool #730727 5.000%, 08/01/2033	8,333
2,014	Pool #741862 5.500%, 09/01/2033	2,236
2,781	Pool #766197 5.500%, 02/01/2034	3,088

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	MORTGAGE BACKED SECURITIES (Continued)
461	Pool #776974 5.500%, 04/01/2034	$519
322,960	Pool #888504 2.196%, 04/01/2034 (d)	345,116
15,106	Pool #775776 5.500%, 05/01/2034	16,777
366,160	Pool #802783 2.654%, 10/01/2034 (d)	389,487
20,964	Pool #781629 5.500%, 12/01/2034	23,241
715	Pool #806098 6.000%, 12/01/2034	797
287,239	Pool #735504 6.000%, 04/01/2035	323,328
17,391	Pool #822815 5.500%, 04/01/2035	19,314
18,034	Pool #357850 5.500%, 07/01/2035	20,028
18,223	Pool #820242 5.000%, 07/01/2035	20,281
3,918	Pool #838452 5.500%, 09/01/2035	4,402
19,045	Pool #865854 6.000%, 03/01/2036	21,283
34,367	Pool #891474 6.000%, 04/01/2036	38,490
35,622	Pool #906000 6.000%, 01/01/2037	39,116
286	Pool #928062 5.500%, 02/01/2037	317
404	Pool #899119 5.500%, 04/01/2037	445
522	Pool #938488 5.500%, 05/01/2037	575
642	Pool #970131 5.500%, 03/01/2038	712
656	Pool #981313 5.500%, 06/01/2038	728
852	Pool #985108 5.500%, 07/01/2038	945
297	Pool #964930 5.500%, 08/01/2038	329
334	Pool #987032 5.500%, 08/01/2038	368

Number of Shares		Value

	MORTGAGE BACKED SECURITIES (Continued)
459	Pool #968371 5.500%, 09/01/2038	$509
206,412	Pool #AD0095 6.000%, 11/01/2038	226,400
298	Pool #993050 5.500%, 12/01/2038	328
273	Pool #MC0018 5.500%, 12/01/2038	276
76,733	Pool #993579 4.000%, 05/01/2039	81,867
17,810	Pool #AA5840 4.000%, 06/01/2039	19,001
214,046	Pool #AA7670 4.500%, 06/01/2039	234,463
133,014	Pool #AA8715 4.000%, 06/01/2039	146,465
16,099	Pool #AA9133 4.500%, 08/01/2039	17,933
34,604	Pool #AC2861 4.500%, 08/01/2039	38,684
76,743	Pool #AC6121 4.500%, 11/01/2039	85,790
13,204	Pool #AC8372 4.500%, 12/01/2039	14,497
607,252	Pool #AD0586 4.500%, 12/01/2039	678,838
614,684	Pool #AD5574 5.000%, 04/01/2040	675,263
2,454,210	Pool #AD5661 5.000%, 05/01/2040	2,706,815
3,088,865	Pool #AB1231 5.000%, 07/01/2040	3,406,792
122,394	Pool #AD7793 4.500%, 07/01/2040	132,080
37,950	Pool #AD9896 4.000%, 08/01/2040	40,489
1,336,250	Pool #AE0217 4.500%, 08/01/2040	1,439,905
45,105	Pool #AB1500 4.000%, 09/01/2040	48,123
33,885	Pool #AD9856 4.000%, 09/01/2040	36,152
45,520	Pool #AE2559 4.000%, 09/01/2040	48,566

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	MORTGAGE BACKED SECURITIES (Continued)
14,883	Pool #AE2562 4.000%, 09/01/2040	$15,879
18,045	Pool #AE2566 4.000%, 09/01/2040	19,252
101,988	Pool #AE4124 4.000%, 10/01/2040	108,812
59,144	Pool #AE4888 4.000%, 10/01/2040	63,102
66,987	Pool #AE3916 4.000%, 11/01/2040	71,469
10,869	Pool #AE5147 4.000%, 11/01/2040	11,597
135,907	Pool #AE8715 4.000%, 11/01/2040	145,000
1,312,466	Pool #AH1089 4.000%, 11/01/2040	1,407,164
1,268,301	Pool #AE0698 4.500%, 12/01/2040	1,368,668
237,733	Pool #AE8893 4.000%, 12/01/2040	253,639
14,206	Pool #AH0006 4.000%, 12/01/2040	15,156
39,400	Pool #AH0020 4.000%, 12/01/2040	42,036
76,881	Pool #AH0599 4.000%, 12/01/2040	82,025
28,984	Pool #AH0601 4.000%, 12/01/2040	30,923
113,374	Pool #AE7893 4.000%, 01/01/2041	120,960
51,255	Pool #AH1263 4.000%, 01/01/2041	54,684
256,329	Pool #AH2999 4.000%, 01/01/2041	273,479
1,921,825	Pool #AH3373 5.000%, 01/01/2041	2,119,633
449,225	Pool #AB2265 4.000%, 02/01/2041	493,249
14,314	Pool #AH4659 4.000%, 02/01/2041	15,276
2,463,482	Pool #AH5574 4.000%, 02/01/2041	2,670,261

Principal Amount		Value

	MORTGAGE BACKED SECURITIES (Continued)
213,717	Pool #AH5653 4.000%, 02/01/2041	$231,455
97,802	Pool #AH5783 4.000%, 02/01/2041	105,443
413,421	Pool #AL0934 5.000%, 02/01/2041	455,706
444,069	Pool #AD1889 4.500%, 03/01/2041	479,210
27,344	Pool #AH6150 4.000%, 03/01/2041	29,182
95,577	Pool #AH6583 4.000%, 03/01/2041	102,002
843,363	Pool #AH4246 4.500%, 04/01/2041	910,630
3,603,245	Pool #AH8854 4.500%, 04/01/2041	3,946,942
278,768	Pool #AL0215 4.500%, 04/01/2041	305,358
3,133,728	Pool #AL0247 4.000%, 04/01/2041	3,440,834
1,181,113	Pool #AI1856 4.500%, 05/01/2041	1,306,692
322,712	Pool #AL0187 5.000%, 05/01/2041	350,281
2,886,076	Pool #AL0208 4.500%, 05/01/2041	3,161,365
48,079	Pool #AL0456 5.000%, 06/01/2041	52,186
663,535	Pool #AI7368 4.500%, 07/01/2041	716,459
2,591,176	Pool #AB3395 4.500%, 08/01/2041	2,838,337
827,031	Pool #AI7913 4.500%, 08/01/2041	892,995
232,610	Pool #AI8154 4.000%, 08/01/2041	248,245
185,970	Pool #AI8842 4.500%, 08/01/2041	200,803
38,372	Pool #AJ1080 4.500%, 09/01/2041	41,432
70,249	Pool #AL0815 4.000%, 09/01/2041	77,353

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	MORTGAGE BACKED SECURITIES (Continued)
191,683	Pool #AB3691 4.000%, 10/01/2041	$206,635
24,063	Pool #AJ1562 4.000%, 10/01/2041	26,496
27,220	Pool #AJ1972 4.000%, 10/01/2041	29,973
3,739,457	Pool #AJ2212 4.500%, 10/01/2041	4,106,665
51,146	Pool #AJ3146 4.500%, 10/01/2041	55,225
257,734	Pool #AJ4044 4.000%, 10/01/2041	283,797
37,620	Pool #AJ4756 4.000%, 10/01/2041	41,424
2,319,842	Pool #AL0933 5.000%, 10/01/2041	2,567,291
1,490,922	Pool #AB3876 4.000%, 11/01/2041	1,607,214
28,786	Pool #AJ3330 4.000%, 11/01/2041	31,697
32,528	Pool #AJ4549 4.000%, 11/01/2041	35,817
23,860	Pool #AJ4698 4.000%, 11/01/2041	26,273
49,251	Pool #AJ5424 4.000%, 11/01/2041	54,232
27,599	Pool #AJ7840 4.000%, 11/01/2041	30,390
30,537	Pool #AB3995 4.000%, 12/01/2041	33,625
254,088	Pool #AB4054 4.000%, 12/01/2041	279,783
32,188	Pool #AI0848 4.000%, 12/01/2041	35,443
29,221	Pool #AJ4187 4.000%, 12/01/2041	32,176
38,044	Pool #AJ5736 4.000%, 12/01/2041	41,892
31,068	Pool #AJ5968 4.000%, 12/01/2041	33,156
36,580	Pool #AJ6061 4.000%, 12/01/2041	40,279

Principal Amount		Value

	MORTGAGE BACKED SECURITIES (Continued)
490,601	Pool #AJ7684 4.000%, 12/01/2041	$540,213
25,329	Pool #AJ7868 4.000%, 12/01/2041	27,890
53,797	Pool #AJ8104 4.000%, 12/01/2041	59,237
31,947	Pool #AJ8109 4.000%, 12/01/2041	35,178
23,796	Pool #AJ8171 4.000%, 12/01/2041	26,203
40,728	Pool #AJ8341 4.000%, 12/01/2041	44,846
61,010	Pool #AJ8436 4.000%, 12/01/2041	67,180
25,232	Pool #AJ8912 4.000%, 12/01/2041	27,784
29,939	Pool #AJ9248 4.000%, 12/01/2041	32,966
44,159	Pool #AJ2446 4.000%, 01/01/2042	47,127
37,967	Pool #AJ7538 4.000%, 01/01/2042	41,807
17,578	Pool #AJ8001 4.000%, 01/01/2042	18,828
39,586	Pool #AJ8369 4.000%, 01/01/2042	43,589
34,307	Pool #AJ9162 4.000%, 01/01/2042	37,776
187,392	Pool #AJ9330 4.000%, 01/01/2042	206,342
23,824	Pool #AJ9779 4.000%, 01/01/2042	26,233
30,736	Pool #AK0170 4.000%, 01/01/2042	33,844
63,753	Pool #AK0543 4.000%, 01/01/2042	70,200
26,329	Pool #AK0563 4.000%, 01/01/2042	28,992
57,047	Pool #AK1827 4.000%, 01/01/2042	62,816
3,703,977	Pool #AB4438 3.500%, 02/01/2042	3,945,546

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	MORTGAGE BACKED SECURITIES (Continued)
4,379,087	Pool #AK9382 4.000%, 04/01/2042	$4,776,763
5,943,314	Pool #AJ0130 3.500%, 05/01/2042	6,281,712
390,705	Pool #AO4164 4.000%, 06/01/2042	426,430
195,059	Pool #AB5529 4.000%, 07/01/2042	212,894
346,897	Pool #AB6228 3.500%, 09/01/2042	366,648
3,145,981	Pool #AP4786 3.000%, 09/01/2042	3,248,413
5,135,001	Pool #AR8929 3.000%, 01/01/2043	5,302,196
	Government National Mortgage Association
250,947	Pool #752842X 3.950%, 07/15/2025	270,775
32,668	Pool #614436X 5.000%, 08/15/2033	35,573
590,628	Pool #618907X 5.000%, 09/15/2033	648,418
76,025	Pool #605098X 5.000%, 03/15/2034	83,321
71,655	Pool #520279X 5.000%, 11/15/2034	78,307
1,256,806	Pool #644812X 6.000%, 05/15/2035	1,426,239
1,290,186	Pool #688021X 6.000%, 10/15/2038	1,452,831
127,507	Pool #736686X 5.000%, 02/15/2039	139,186
1,602,989	Pool #723248 5.000%, 10/15/2039	1,785,379
624,126	Pool #726382 5.000%, 10/15/2039	695,140
421,575	Pool #782916X 5.500%, 02/15/2040	461,572
1,291,828	Pool #752599C 4.000%, 10/20/2040	1,433,777
1,929,518	Pool #752631C 4.500%, 10/20/2040	2,148,217

Principal Amount		Value

	MORTGAGE BACKED SECURITIES (Continued)
1,509,641	Pool #005176M 5.000%, 09/20/2041	$1,663,954
799,429	Pool #783511M 4.000%, 12/20/2041	865,488

	Total Mortgage Backed Securities (Cost $104,015,625)	107,338,606

	MUNICIPAL DEBT OBLIGATIONS - 0.37%
	California, GO,
230,000	7.500%, 04/01/2034	320,353
175,000	7.950%, 03/01/2036	219,133
425,000	7.550%, 04/01/2039	613,985
315,000	Illinois, GO, 7.350%, 07/01/2035	378,054

	Total Municipal Debt Obligations (Cost $1,277,947)	1,531,525

	U.S. GOVERNMENT AGENCY ISSUES - 1.24%
	Federal Home Loan Mortgage Corp.
300,000	0.500%, 10/15/2013	300,609
1,300,000	1.000%, 03/08/2017	1,317,130
400,000	1.250%, 05/12/2017	409,171
1,200,000	1.000%, 06/29/2017	1,215,242
	Federal National Mortgage Association
200,000	4.125%, 04/15/2014	208,247
1,700,000	0.625%, 10/30/2014	1,710,196

	Total U.S. Government Agency Issues (Cost $5,097,899)	5,160,595

	U.S. TREASURY OBLIGATIONS - 20.84%
	U.S. Treasury Bonds - 4.69%
2,900,000	4.250%, 11/15/2014	3,089,181
2,555,000	5.375%, 02/15/2031	3,554,644
1,200,000	4.250%, 11/15/2040	1,475,626
500,000	4.375%, 05/15/2041	627,344
7,360,000	3.125%, 11/15/2041	7,404,852
365,000	3.000%, 05/15/2042	357,415
2,125,000	2.750%, 08/15/2042	1,971,934
1,100,000	2.750%, 11/15/2042	1,019,734
	U.S. Treasury Notes - 16.15%
1,385,000	0.250%, 11/30/2013	1,386,137
3,600,000	0.250%, 05/31/2014	3,603,096
5,700,000	0.625%, 07/15/2014	5,731,840
10,550,000	0.250%, 07/15/2015	10,543,406
3,125,000	1.750%, 07/31/2015	3,231,691

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	U.S. TREASURY OBLIGATIONS (Continued)
	U.S. Treasury Notes (Continued)
4,365,000	2.000%, 04/30/2016	$4,581,548
9,295,000	0.875%, 01/31/2017	9,418,447
5,875,000	0.875%, 04/30/2017	5,946,146
6,240,000	1.875%, 09/30/2017	6,575,887
3,555,000	2.000%, 11/15/2021	3,666,648
12,080,000	2.000%, 02/15/2022	12,420,692

	Total U.S. Treasury Obligations (Cost $85,764,973)	86,606,268

Number of Shares

	SHORT TERM INVESTMENTS - 2.77%
	Money Market Funds - 2.77%
11,520,091	Federated Prime Obligations Fund Effective Yield, 0.08%	11,520,091

	Total Short Term Investments (Cost $11,520,091)	11,520,091

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 0.38%
	Money Market Funds - 0.37%
1,549,788	First American Government Obligations Fund Effective Yield, 0.02%	1,549,788
4,931	Reserve Primary Fund (f)	191

	Total Money Market Funds (Cost $1,554,043)	1,549,979

Principal Amount		Value

	Cash - 0.01%
16,089	Cash	$16,089

	Total Cash (Cost $16,089)	16,089

	Total Investments Purchased as Securities Lending Collateral (Cost $1,570,132)	1,566,068

	Total Investments (Cost $403,299,231) - 99.76%	414,536,757
	Other Assets in Excess of Liabilities - 0.24%	1,006,232

	TOTAL NET ASSETS - 100.00%	$415,542,989

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.

(a)	All or portion of this security is on loan.
(b)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $16,464,124, which represents 3.96% of total net assets.

(c)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The value of these securities total $17,675, which represents 0.00% of total net assets.

(d)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2013.
(e)	Non-income producing. Item identified as in default as to payment of interest.
(f)	As of March 31, 2013, the Fund has fair valued this security and deemed it illiquid. The value of this security was $191, which represents 0.00% of total net assets.

See notes to financial statements.

GuideMarkSM Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS - 97.53%
	Alaska - 1.03%
$195,000	Northern Tobacco Securitization Corp., Series A, Refunding, Revenue Bond, 5.000%, 06/01/2046	$174,223
500,000	Valdez Marine Terminal - BP Pipelines, Series B, Refunding, Revenue Bond, BP Plc Insured, 5.000%, 01/01/2021	607,505

		781,728

	Arizona - 2.72%
250,000	Arizona State Health Facilities Authority, Series B, Refunding, Revenue Bond, 5.000%, 02/01/2043	266,162
590,000	Arizona University System Board of Regents, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2028	691,380
450,000	Phoenix Civic Improvement Wastewater System, Refunding, Revenue Bond, 5.000%, 07/01/2020	518,931
500,000	Salt River Project, Series A, Revenue Bond, 5.000%, 01/01/2021	582,085

		2,058,558

	Arkansas - 0.99%
210,000	Springdale School District, Refunding, GO, 3.000%, 06/01/2024	210,321
500,000	University of Arkansas, Series A, Revenue Bond, 4.125%, 11/01/2030	538,330

		748,651

	California - 9.23%
445,000	California Economic Recovery, Series A, Refunding, GO, 5.250%, 07/01/2021	541,739
400,000	California Municipal Finance Authority, Mobile Home Park, Series A, Refunding, Revenue Bond, 6.400%, 08/15/2045	442,424

Principal Amount		Value

	California (Continued)
$500,000	California Statewide Communities Development Authority, Refunding, Revenue Bond, 6.125%, 07/01/2046	$534,165
500,000	California Statewide Community Development Authority, Series A, Revenue Bond, 5.000%, 04/01/2042	548,945
	California, GO,
250,000	5.500%, 04/01/2018	304,402
1,000,000	6.500%, 04/01/2033	1,231,410
100,000	California, Refunding, GO, 5.000%, 09/01/2022	122,634
	Golden State Tobacco Securitization, Series A, Refunding, Revenue Bond,
555,000	5.125%, 06/01/2047	490,581
325,000	5.750%, 06/01/2047	312,315
700,000	Golden State Tobacco Securitization, Series A, Revenue Bond, 5.000%, 06/01/2017	705,425
1,000,000	Los Angeles Department of Airports, Series A, Refunding, Revenue Bond, 5.250%, 05/15/2029	1,178,650
500,000	San Mateo Joint Powers Financing Authority, Series A, Refunding, Revenue Bond, 5.250%, 07/15/2025	576,185

		6,988,875

	Colorado - 2.30%
280,000	Colorado Health Facilities Authority, Refunding, Revenue Bond, 5.000%, 12/01/2028	312,460
500,000	Colorado Regional Transportation District, Series A, Revenue Bond, 5.000%, 11/01/2027	597,405
700,000	Regional Transportation District, Revenue Bond, 6.000%, 01/15/2026	834,421

		1,744,286

	Connecticut - 0.78%
500,000	Connecticut Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2025	588,760

See notes to financial statements.

GuideMarkSM Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Delaware - 0.68%
$500,000	New Castle County, Revenue Bond, 5.000%, 09/01/2036	$516,275

	District of Columbia - 0.57%
380,000	District of Columbia, Series A, Revenue Bond, 5.000%, 10/01/2029	429,704

	Florida - 2.72%
300,000	Brevard County Health Facilities Authority, Revenue Bond, 7.000%, 04/01/2039	368,529
500,000	Florida Board of Education, Series C, Refunding, GO, 4.000%, 06/01/2025	558,450
500,000	Miami-Dade County Health Facilities, Series A, Refunding, Revenue Bond, 5.250%, 08/01/2021	557,810
500,000	Miami-Dade County Transit Sales Surtax, Revenue Bond, 5.000%, 07/01/2031	572,370

		2,057,159

	Georgia - 1.27%
500,000	Atlanta Water & Wastewater, Revenue Bond, 6.250%, 11/01/2039	610,350
325,000	Marietta Development Authority, Revenue Bond, 7.000%, 06/15/2039	349,333

		959,683

	Hawaii - 0.77%
85,000	Hawaii, Series CW, Refunding, GO 5.000%, 04/01/2024	97,310
415,000	Hawaii, Series DJ, GO, 5.000%, 04/01/2024	486,069

		583,379

	Idaho - 1.72%
1,000,000	Boise-Kuna District, Revenue Bond, 7.375%, 06/01/2034	1,154,390
140,000	Nampa Development Corp., Tax Allocation, 5.000%, 09/01/2031	146,542

		1,300,932

Principal Amount		Value

	Illinois - 3.12%
$225,000	Illinois Financial Authority, Revenue Bond, 7.000%, 08/15/2044	$268,592
100,000	Illinois Financing Authority, Series A, Refunding, Revenue Bond, 5.125%, 05/15/2043	102,012
	Railsplitter Tobacco Settlement Authority, Revenue Bond,
750,000	5.000%, 06/01/2018	867,360
500,000	6.250%, 06/01/2024	559,055
500,000	University of Illinois, Series C, Revenue Bond, 5.000%, 04/01/2026	570,070

		2,367,089

	Indiana - 3.50%
500,000	Fishers Industry Redevelopment District, Saxony Project, Revenue Bond, 5.250%, 07/15/2034	552,400
	Indiana Financing Authority, Revenue Bond,
145,000	5.000%, 07/01/2035	152,347
295,000	5.000%, 07/01/2040	305,021
500,000	Indiana State Finance Authority, Series A, Refunding, Revenue Bond, 5.000%, 02/01/2021	608,450
400,000	Sheridan Community School’s Building Corporation, Revenue Bond, FSA Insured, 5.500%, 07/15/2020	463,536
500,000	Tri-Creek Middle School Building Corporation, Revenue Bond, FSA Insured, 5.250%, 07/15/2021	568,700

		2,650,454

	Iowa - 1.37%
400,000	Iowa Board of Regents, Revenue Bond, 4.000%, 09/01/2034	406,588
600,000	Iowa Finance Authority Pollution Control, Revenue Bond, FGIC Insured, 5.000%, 07/01/2014	632,832

		1,039,420

See notes to financial statements.

GuideMarkSM Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Kansas - 0.46%
$530,000	Wyandotte County/Kansas City Unified Government, Series B, Refunding, Revenue Bond, 0.000%, 06/01/2021 (b)	$350,547

	Kentucky - 0.67%
500,000	Pikeville Hospital, Revenue Bond, 3.000%, 09/01/2013	504,380

	Louisiana - 2.61%
800,000	Louisiana Citizens Property, Revenue Bond, 6.750%, 06/01/2026	988,528
500,000	Louisiana Public Facilities Authority, Revenue Bond, 5.500%, 05/15/2032	655,055
300,000	St. Charles Parish Louisana Gulf, Revenue Bond, 4.000%, 12/01/2040 (a)	329,667

		1,973,250

	Maryland - 2.64%
325,000	Anne Arundel County, Tax Allocation, 6.100%, 07/01/2040	353,854
600,000	Maryland Department of Transportation County T Construction, Revenue Bond, 5.500%, 02/01/2017	711,588
400,000	Maryland Student Housing Economic Development, Revenue Bond, 5.750%, 06/01/2033	430,588
250,000	Montgomery County Public Improvements, Series A, Refunding, GO, 3.000%, 11/01/2028	251,008
250,000	Prince George’s County, Series B, Refunding, GO, 3.000%, 03/01/2026	254,297

		2,001,335

	Massachusetts - 4.08%
430,000	Massachusetts Development Finance Agency, Series A, Revenue Bond, 5.450%, 04/15/2014	440,569

Principal Amount		Value

	Massachusetts (Continued)
	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond,
$500,000	5.000%, 12/15/2029	$587,775
785,000	5.500%, 11/15/2036	937,165
500,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond, 5.000%, 10/01/2038	568,085
500,000	Massachusetts, Series D, Refunding, GO, 4.250%, 10/01/2027	558,880

		3,092,474

	Minnesota - 2.29%
700,000	Minneapolis & St. Paul Housing and Redevelopment Authority Health Care, Revenue Bond, 4.000%, 08/15/2015	746,270
250,000	Minnesota Trunk Highway, Series B, GO, 5.000%, 08/01/2021	315,575
560,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond, 4.500%, 11/15/2038 (a)	671,815

		1,733,660

	Missouri - 4.09%
810,000	Hannibal Industrial Development Authority, Hannibal Regional Hospital, Refunding, Revenue Bond, 5.250%, 09/01/2018	834,721
250,000	Missouri Board of Public Buildings, Series A, Refunding, Revenue Bond, 3.000%, 10/01/2026	250,333
500,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond, 5.375%, 03/15/2039	576,855
500,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond, 5.000%, 05/01/2024	562,900

See notes to financial statements.

GuideMarkSM Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Missouri (Continued)
$250,000	Sikeston Electric, Refunding, Revenue Bond, 5.000%, 06/01/2018	$284,885
500,000	St. Louis Airport, Revenue Bond, 6.625%, 07/01/2034	588,155

		3,097,849

	Nebraska - 0.77%
500,000	Omaha Public Power Distributors, Series B, Revenue Bond, 5.000%, 02/01/2027	587,185

	New Hampshire - 0.18%
120,000	New Hampshire Health & Educational Facilities Authority, Refunding, Revenue Bond, 5.000%, 07/01/2027	133,404

	New Jersey - 3.02%
500,000	New Jersey State Transportation Trust Fund Authority, Series A, Refunding, Revenue Bond, 5.500%, 12/15/2021	630,885
500,000	New Jersey State Transportation Trust Fund Authority, Series B, Revenue Bond, 5.000%, 06/15/2042	541,540
340,000	New Jersey Transportation Trust Fund Authority, Series AA, Revenue Bond, 5.000%, 06/15/2019	405,970
315,000	New Jersey Turnpike Authority, Series A, Revenue Bond, 5.000%, 01/01/2043	344,475
300,000	New Jersey Turnpike Authority, Series B, Refunding, Revenue Bond, 5.000%, 01/01/2022	363,027

		2,285,897

	New York - 9.27%
325,000	Brooklyn Arena Local Development Corporation, Revenue Bond, 6.500%, 07/15/2030	397,231

Principal Amount		Value

	New York (Continued)
$500,000	Build NYC Resource Corp., Refunding, Revenue Bond, 5.000%, 08/01/2020	$593,880
480,000	Hudson Yards Infrastructure Corp., Series A, Revenue Bond, 5.750%, 02/15/2047	559,426
1,000,000	Metropolitan Transportation Authority, Series F, Revenue Bond, 5.000%, 11/15/2014	1,075,740
95,000	Nassau County Local Economic Assistance Corp., Refunding, Revenue Bond, 5.000%, 07/01/2019	110,437
40,000	New York City Industrial Development Agency, Series A, Refunding, Revenue Bond, 5.000%, 07/01/2022	43,874
500,000	New York City Transitional Financing Authority, Series D, Refunding, Revenue Bond, 3.000%, 11/01/2027	497,650
325,000	New York Dormitory Authority, Revenue Bond, 6.125%, 12/01/2029	362,443
300,000	New York Dormitory Authority, Series A, Refunding, Revenue Bond, 4.000%, 07/01/2037	316,848
250,000	New York Dormitory Authority, Series B, Refunding, Revenue Bond, 5.000%, 07/01/2038	290,313
500,000	New York Environmental Facilities, Revenue Bond, 5.500%, 10/15/2027	671,670
900,000	New York, GO, 5.375%, 04/01/2036	1,043,757
500,000	New York, Series E, GO, 4.000%, 12/15/2027	550,490
500,000	Tobacco Settlement Financing, Revenue Bond, 5.250%, 06/01/2021	503,925

		7,017,684

See notes to financial statements.

GuideMarkSM Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS (Continued)
	North Carolina - 2.23%
$500,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond, 5.000%, 10/01/2038	$580,660
500,000	North Carolina, Series C, Refunding, GO, 5.000%, 05/01/2019	614,665
400,000	Wake County, Series C, Refunding, GO, 5.000%, 03/01/2020	496,620

		1,691,945

	North Dakota - 0.75%
500,000	University of North Dakota, Refunding, Revenue, 5.000%, 04/01/2032	570,280

	Ohio - 2.15%
500,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond, 5.875%, 06/01/2047	450,380
500,000	Ohio Air Quality Development Authority, Series A, Revenue Bond, 5.700%, 08/01/2020	597,635
500,000	Ohio Higher Education Facilities Commission, Refunding, Revenue Bond, 5.000%, 01/01/2026	583,505

		1,631,520

	Oregon - 0.61%
400,000	Clackamas County School District, GO, 5.000%, 06/15/2021 (a)	461,004

	Pennsylvania - 6.73%
1,000,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond, 5.000%, 09/01/2014	1,066,130
180,000	Allegheny County Industrial Development Authority, Refunding, Revenue Bond, 6.500%, 05/01/2017	194,521

Principal Amount		Value

	Pennsylvania (Continued)
$500,000	Butler County Hospital Authority, Revenue Bond, 7.125%, 07/01/2029	$628,290
200,000	Montgomery County Industrial Development Authority, Revenue Bond, 6.000%, 02/01/2021	203,750
400,000	Pennsylvania Economic Development Financing Authority, Albert Einstein Health Care, Series A, Refunding, Revenue Bond, 6.250%, 10/15/2023	466,280
325,000	Pennsylvania Economic Development Financing Authority, Allegheny Energy Supply, Revenue Bond, 7.000%, 07/15/2039	387,829
	Pennsylvania Higher Educational Facilities Authority, Revenue Bond,
500,000	5.250%, 07/01/2019	569,100
400,000	5.800%, 07/01/2030	455,652
250,000	Pennsylvania Higher Educational Facilities Authority, Series E, Refunding, Revenue Bond, 5.000%, 05/15/2019	298,692
500,000	Philadelphia Gas Works, Refunding, Revenue Bond, 5.250%, 08/01/2017	572,170
250,000	Tioga County Industrial Development Authority Student Housing, Series C-1, Revenue Bond, 3.000%, 03/01/2014	252,970

		5,095,384

	Puerto Rico - 1.48%
375,000	Puerto Rico Commonwealth, Series A, Refunding, Revenue Bond, Assured Guaranty Insured, 5.000%, 07/01/2016	406,223
620,000	Puerto Rico Commonwealth, Series B, Prerefunded, Refunding, GO, 5.250%, 07/01/2032	714,221

		1,120,444

See notes to financial statements.

GuideMarkSM Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS (Continued)
	South Carolina - 0.63%
$450,000	South Carolina Transportation Infrastructure Bank, Series B, Refunding, Revenue Bond, 4.000%, 10/01/2030	$478,895

	South Dakota - 0.68%
500,000	South Dakota Housing Development Authority, Series A, Revenue Bond, 4.250%, 05/01/2015	518,495

	Texas - 10.62%
430,000	Central Texas Regional Mobility Authority, Revenue Bond, 6.000%, 01/01/2041	499,811
635,000	Clifton Texas Higher Education Finance Corporation, Series A, Refunding, Revenue Bond, 4.000%, 12/01/2015	670,109
625,000	Dallas Recreational Facility Improvements, Series A, Refunding, GO, 5.000%, 02/15/2020	771,344
515,000	Frisco Texas Independent School District, Series A, GO, 6.000%, 08/15/2038	621,358
425,000	Harris County Industrial Development, Revenue Bond, 5.000%, 02/01/2023	466,272
500,000	Houston, GO, 5.250%, 03/01/2028	579,450
580,000	La Porte Independent School District, GO, 5.250%, 02/15/2024	668,960
250,000	North Texas Tollway Authority, Series A, Revenue Bond, 5.000%, 09/01/2020	300,845
770,000	North Texas Tollway Authority, Series E, Refunding, Revenue Bond, 5.750%, 01/01/2038 (a)	872,125
400,000	Texas Private Activity Surface Transportation Corp., LBJ Infrastructure, Revenue Bond, 7.500%, 06/30/2033	498,924

Principal Amount		Value

	Texas (Continued)
$445,000	Texas Private Activity Surface Transportation Corp., Revenue Bond, 7.500%, 12/31/2031	$550,776
500,000	Texas Transportation Commission, Revenue Bond, 5.000%, 04/01/2018	583,900
	Texas Transportation Commission, Series A, GO,
245,000	5.000%, 04/01/2020	303,205
155,000	5.000%, 04/01/2021	193,345
400,000	Texas, Series A, GO, 5.000%, 04/01/2022	463,520

		8,043,944

	Utah - 1.82%
1,000,000	Utah Associated Municipal Power Systems San Juan Project, Refunding, Revenue Bond, 5.500%, 06/01/2022	1,202,200
200,000	Utah Charter School Finance Authority, Series A, Revenue Bond, 3.250%, 10/15/2036	178,224

		1,380,424

	Virginia - 2.33%
1,000,000	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured,
	5.500%, 11/15/2019	1,199,420
400,000	Virginia College Building Authority Educational Facilities, Revenue Bond, 5.750%, 01/01/2034	562,040

		1,761,460

	Washington - 1.50%
500,000	Energy Northwest Washington Electric, Series D, Revenue Bond, 5.000%, 07/01/2035	574,530
500,000	King County Hospital, Refunding, GO, MBIA Insured, 5.000%, 12/01/2021	560,965

		1,135,495

See notes to financial statements.

GuideMarkSM Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Wisconsin - 3.15%
$500,000	Southeast Wisconsin Professional Baseball Park Sales Tax, Series A, Revenue Bond, MBIA Insured, 5.500%, 12/15/2026	$623,080
150,000	Wisconsin Health & Educational Facilities Authority, Series A, Revenue Bond, 5.125%, 02/01/2038	149,259
220,000	Wisconsin Public Finance Authority, Refunding, Revenue Bond, 5.000%, 07/01/2022	242,207
150,000	Wisconsin Public Financing Authority, Refunding, Revenue Bond, 5.750%, 10/01/2031	150,420
1,000,000	Wisconsin, Series A, Refunding, Revenue Bond, 6.000%, 05/01/2033	1,218,870

		2,383,836

	Total Municipal Debt Obligations (Cost $67,662,510)	73,865,744

Number of Shares		Value

	SHORT TERM INVESTMENTS - 1.62%
	Money Market Funds - 1.62%
1,226,791	Fidelity Tax Exempt Portfolio Effective Yield, 0.01%	$1,226,791

	Total Short Term Investments (Cost $1,226,791)	1,226,791

	Total Investments (Cost $68,889,301) - 99.15%	75,092,535
	Other Assets in Excess of Liabilities - 0.85%	647,338

	TOTAL NET ASSETS - 100.00%	$75,739,873

Percentages are stated as a percent of net assets.
(a)	Variable Rate Security. The rate shown is the rate in effect on March 31, 2013.
(b)	Zero coupon bond.

Glossary of Terms
FGIC	- Financial Guaranty Insurance Corp.
FSA	- Financial Security Assurance, Inc.
GO	- General Obligation
MBIA	- Municipal Bond Investors Assurance Corp.

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Principal Amount		Value

	ASSET BACKED SECURITIES - 0.33%
619,357	Diamond Resorts Owner Trust 2011-1A, 4.000%, 03/20/2023 (Acquired 04/21/2011, Cost $615,078) (b)	$635,747
208,851	Sierra Receivables Funding Co., LLC 2012-1A, 2.840%, 11/20/2028 (Acquired 03/14/2012, Cost $208,808) (b)	214,570

	Total Asset Backed Securities (Cost $823,886)	850,317

	BANK LOANS - 2.39%
85,000	Acosta, Inc. 5.000%, 03/02/2018	86,169
	Alcatel-Lucent USA, Inc.
264,025	7.250%, 01/09/2019	268,618
384,038	7.500%, 01/09/2019	497,588
74,813	AmeriForge Group, Inc. 6.000%, 01/22/2020	75,888
130,000	AmWINS Group, Inc. 5.000%, 02/20/2020	131,679
125,000	AOT Bedding Super Holdings, LLC 5.003%, 10/01/2019	126,901
140,000	Apex Tool Group, LLC 4.500%, 01/08/2020	142,187
95,519	Arch Coal, Inc. 5.750%, 05/16/2018	97,238
237,600	Ascend Performance Materials LLC 6.750%, 04/10/2018	242,946
69,825	Asurion Corporation 4.500%, 05/24/2019	70,472
168,485	Blackboard, Inc. 6.250%, 10/04/2018	170,801
174,125	Brand Energy and Infrastructure Services, Inc. 6.250%, 10/16/2018	174,850
44,775	CPG International, Inc. 5.750%, 09/18/2019	45,195
74,813	Dematic Corp. 5.250%, 12/18/2019	75,576
79,200	DS Waters of America, Inc. 10.500%, 08/29/2017	81,576
249,236	Essar Steel Algoma, Inc. 8.750%, 09/20/2014	255,467

Principal Amount		Value

	BANK LOANS (Continued)
105,000	First Data Corporation 5.204%, 09/13/2018	$105,973
69,825	FleetPride Corp. 5.250%, 11/19/2019	70,829
90,000	Fogo de Chão Churrascaria (Holdings) LLC 11.000%, 01/20/2020	90,900
154,613	Getty Images, Inc. 4.750%, 10/18/2019	157,139
105,679	HarbourVest Partners 4.750%, 11/21/2017	106,471
50,000	Integra Telecom, Inc. 6.000%, 02/14/2019	50,769
327,857	NGPL PipeCo, LLC 6.750%, 09/15/2017	333,048
25,000	Nuveen Investments, Inc. 5.204%, 05/13/2017	25,484
139,650	NXP Semiconductors USA, Inc. 4.750%, 01/06/2020	143,025
90,000	Paradigm 10.500%, 07/24/2020	91,744
240,000	Patriot Coal Corporation (DIP) 9.250%, 10/04/2013	242,100
184,538	Phoenix Services, LLC 7.750%, 06/30/2017	187,306
119,400	Pinnacle Agriculture Holdings 6.750%, 11/14/2018	120,892
105,000	Rocket Software, Inc. 10.250%, 02/08/2019	104,737
105,000	Sensus Metering Systems 8.500%, 05/09/2018	106,050
89,775	Sequa Corp. 5.250%, 06/14/2017	91,309
78,803	Six3 Systems, Inc. 7.000%, 10/04/2019	79,295
175,000	SUPERVALU, Inc. 6.250%, 02/13/2019	178,297
154,613	Taminco Group Holdings 4.250%, 02/15/2019	156,449
	The TriZetto Group, Inc.
138,565	4.750%, 05/02/2018	139,735
35,000	8.500%, 03/27/2019	35,350
225,000	TI Automotive Limited 4.534%, 03/26/2019	222,750

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	BANK LOANS (Continued)
29,850	Transtar, Inc. 5.500%, 10/10/2018	$30,447
75,587	Tronox Ltd. 4.500%, 03/12/2020	76,708
129,199	Truven Health Analytics 5.750%, 06/06/2019	131,460
64,838	Tube City IMS LLC 5.750%, 03/20/2019	65,648
49,750	United Surgical Partners International, Inc. 7.000%, 04/03/2019	50,279
174,789	Visant Holding Corp. 5.250%, 12/22/2016	169,946
49,875	WESCO International, Inc. 4.503%, 12/04/2019	50,430
119,700	Wilsonart International, Inc. 5.500%, 10/31/2019	121,608

	Total Bank Loans (Cost $5,985,465)	6,079,329

	COLLATERALIZED MORTGAGE OBLIGATIONS - 13.44%
199,689	American Home Mortgage Investment Trust 2006-1, 0.344%, 03/26/2046 (e)	160,322
	Banc of America Funding Corp.
166,796	2004-B, 2.975%, 11/20/2034 (e)	151,972
2,251,654	2006-3, 5.750%, 03/25/2036	2,178,780
129,595	2008-R4, 0.654%, 07/25/2037 (Acquired 10/17/2012, Cost $81,497) (b)(e)	80,668
1,183,091	2007-8, 6.000%, 08/25/2037	1,081,327
158,128	Bank of America Mortgage Securities, Inc. 2005-A, 2.934%, 02/25/2035 (e)	156,110
257,134	Bear Stearns Adjustable Rate Mortgage Trust 2004-1, 2.967%, 04/25/2034 (e)	253,649
240,000	Bear Stearns Commercial Mortgage Securities 2003-PWR2, 5.822%, 05/11/2039 (Acquired 03/06/2012, Cost $246,251) (b)(e)	244,183
122,099	Bella Vista Mortgage Trust 2005-1, 0.475%, 02/22/2035 (e)	94,453

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
835,000	CFCRE Commercial Mortgage Trust 2011-C1, 5.548%, 04/15/2044 (Acquired 04/19/2011 and 05/17/2011, Cost $828,379) (b)(e)	$889,214
1,636,186	Chase Mortgage Finance Corp. 2007-S3, 6.000%, 05/25/2037	1,452,315
	CHL Mortgage Pass-Through Trust
79,220	2004-HYB4, 2.718%, 09/20/2034 (e)	75,818
372,916	2004-HYB8, 3.566%, 01/20/2035 (e)	355,087
105,855	2005-11, 0.474%, 04/25/2035 (e)	78,830
301,900	2005-13, 5.500%, 06/25/2035	303,044
863,350	Citigroup Mortgage Loan Trust 2010-8, 4.000%, 11/25/2036 (Acquired 11/01/2012, Cost $893,536) (b)	897,330
	Citimortgage Alternative Loan Trust
189,150	2006-A3, 6.000%, 07/25/2036	163,500
358,476	2007-A6, 6.000%, 06/25/2037	311,044
	Countrywide Alternative Loan Trust
264,460	2006-J4, 6.250%, 07/25/2036	183,160
254,155	2007-4CB, 5.750%, 04/25/2037	217,044
	Credit Suisse First Boston Mortgage Securities Corp.
69,884	2005-1, 5.250%, 05/25/2028	72,413
224,859	2004-AR5, 2.764%, 06/25/2034 (e)	222,839
190,765	2005-10, 5.500%, 11/25/2035	167,241
237,353	Credit Suisse Mortgage Capital Certificates 2006-8, 6.500%, 10/25/2021	199,065
	Credit Suisse Mortgage Capital Mortgage-Backed Securities
962,338	2006-9, 6.000%, 11/25/2036	917,162
1,014,453	2007-1, 6.000%, 02/25/2037	933,604
1,255,000	Deutsche Bank - UBS Mortgage Trust 2011-LC1, 5.557%, 11/13/2046 (Acquired 04/15/2011 and 06/20/2011, Cost $1,213,105) (b)(e)	1,337,977
381,000	Extended Stay America Trust 2013-ESH, 5.053%, 12/05/2031 (Acquired 01/31/2013, Cost $399,253) (b)(e)	397,469

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
749,324	First Horizon Alternative Mortgage Securities 2007-FA4, 6.250%, 08/25/2037	$655,451
993,714	First Horizon Mortgage Pass- Through Trust 2007-4, 6.000%, 08/25/2037	954,547
313,615	GMAC Mortgage Corp. Loan Trust 2005-AR4, 3.586%, 07/19/2035 (e)	291,147
	GSR Mortgage Loan Trust
62,197	2004-14, 3.127%, 12/25/2034 (e)	54,587
225,492	2005-AR4, 3.045%, 07/25/2035 (e)	208,378
280,169	2006-8F, 6.000%, 09/25/2036	245,230
1,606,195	2006-9F, 6.500%, 10/25/2036	1,460,706
845,360	2007-4F, 6.000%, 07/25/2037	799,842
670,304	Impac Secured Assets Trust 2007-2, 0.314%, 05/25/2037 (e)	433,606
1,089,658	IndyMac IMJA Mortgage Loan Trust A-1, 6.250%, 11/25/2037	966,121
	IndyMac Index Mortgage Loan Trust
1,005,724	2005-AR1, 2.659%, 03/25/2035 (e)	977,005
59,377	2005-AR16IP, 0.524%, 07/25/2045 (e)	50,281
8,948,327	JPMorgan Chase Commercial Mortgage Services 2012-C8, 2.217%, 10/17/2045 (e)(h)	1,187,456
	Master Adjustable Rate Mortgages Trust
1,122,284	2006-2, 2.994%, 01/25/2036 (e)	1,075,991
514,427	2006-2, 2.990%, 04/25/2036 (e)	478,785
147,807	MLCC Mortgage Investors, Inc. 2006-2, 2.274%, 05/25/2036 (e)	148,447
400,000	Morgan Stanley Capital I 2011-C2, 5.317%, 06/17/2044 (Acquired 06/22/2011, Cost $343,979) (b)(e)	420,161
	Morgan Stanley Mortgage Loan Trust
1,593,706	2005-10, 6.000%, 12/25/2035	1,356,999
390,710	2006-11, 6.000%, 08/25/2036	355,097
200,000	Motel 6 Trust 2012-MTL6, 3.781%, 10/07/2025 (Acquired 11/02/2012, Cost $199,999) (b)(e)	200,324
130,536	New York Mortgage Trust 2006-1, 2.909%, 05/25/2036 (e)	113,843

Principal Amount		Value

	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Residential Asset Securitization Trust
418,973	2005-A8CB, 5.375%, 07/25/2035	$358,400
1,488,484	2007-A2, 6.000%, 04/25/2037	1,341,041
1,158,682	2007-A6, 6.000%, 06/25/2037	1,043,562
1,451,732	2007-A7, 6.000%, 07/25/2037	1,192,510
203,865	Residential Funding Mortgage Securities I 2006-S1, 5.750%, 01/25/2036	211,375
98,871	Structured Adjustable Rate Mortgage Loan Trust 2005-14, 0.514%, 07/25/2035 (e)	74,253
	WaMu Mortgage Pass-Through Certificate
54,836	2006-AR17, 0.987%, 12/25/2046 (e)	48,834
103,708	2007-OA3, 0.937%, 04/25/2047 (e)	89,647
1,350,000	Wells Fargo - RBS Commercial Mortgage Trust 2011-C2, 5.465%, 02/18/2044 (Acquired 04/06/2011 and 04/29/2011, Cost $1,324,367) (b)(e)	1,416,394
599,161	Wells Fargo Alternative Loan Trust 2007-PA1, 6.000%, 03/25/2037	523,179
	Wells Fargo Mortgage Backed Securities Trust
68,696	2003-J, 4.560%, 10/25/2033 (e)	68,866
196,779	2005-11, 5.500%, 11/25/2035	204,263
137,198	2005-17, 5.500%, 01/25/2036	142,949
1,502,382	2006-4, 5.500%, 04/25/2036	1,498,598

	Total Collateralized Mortgage Obligations (Cost $32,903,135)	34,223,495

Number of Shares

	COMMON STOCKS - 1.56% Chemicals - 0.19%
1,450	Rockwood Holdings, Inc.	94,888
5,767	The Dow Chemical Co.	183,621
10,808	Tronox Ltd.	214,107
		492,616

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	COMMON STOCKS (Continued)
	Diversified Financial Services - 0.07%
3,797	JPMorgan Chase & Co.	$180,205

	Diversified Telecommunication Services - 0.33%
5,886	AT&T, Inc.	215,957
11,942	Deutsche Telekom AG - ADR	126,347
5,482	France Telecom SA - ADR	55,697
11,285	Telefonica SA - ADR	152,460
5,918	Verizon Communications, Inc.	290,870

		841,331

	Industrial Conglomerates - 0.03%
762	Siemens AG - ADR	82,143

	Metals & Mining - 0.07%
1,884	Barrick Gold Corp.	55,390
1,743	Goldcorp, Inc.	58,617
1,443	Newmont Mining Corp.	60,447

		174,454

	Office Electronics - 0.02%
1,139	Canon, Inc. - ADR	41,790

	Oil & Gas - 0.35%
1,625	Chevron Corp.	193,082
2,477	Exxon Mobil Corp.	223,202
3,106	Royal Dutch Shell Plc - ADR	202,387
2,856	Statoil ASA - ADR	70,315
4,315	Total SA - ADR	207,034

		896,020

	Pharmaceuticals - 0.14%
2,193	Bristol Myers Squibb Co.	90,330
2,838	GlaxoSmithKline Plc - ADR	133,130
4,410	Pfizer, Inc.	127,273

		350,733

	Semiconductor & Semiconductor Equipment - 0.04%
1,800	KLA-Tencor Corp.	94,932

	Software - 0.05%
4,283	Microsoft Corp.	122,537

	Textiles, Apparel & Luxury Goods - 0.03%
1,478	NIKE, Inc.	87,217

	Tobacco - 0.11%
4,248	Altria Group, Inc.	146,089
1,483	Philip Morris International, Inc.	137,489

		283,578

Number of Shares		Value

	Trading Companies & Distributors - 0.02%
140	Mitsui & Co. Ltd. - ADR (a)	$39,060

	Wireless Telecommunication Services - 0.11%
9,708	Vodafone Group Plc - ADR	275,804

	Total Common Stocks (Cost $3,809,491)	3,962,420

Principal Amount

	CONVERTIBLE OBLIGATIONS - 1.38%
	Auto Components - 0.11%
140,000	TRW Automotive, Inc.
	3.500%, 12/01/2015	272,650

	Automobiles - 0.13%
205,000	Ford Motor Co. 4.250%, 11/15/2016	329,537

	Biotechnology - 0.11%
125,000	Gilead Sciences, Inc. 1.625%, 05/01/2016	271,563

	Communications Equipment - 0.12%
280,000	Ciena Corp. 3.750%, 10/15/2018 (Acquired 01/17/2012, Cost $289,625) (b)	318,850

	Computers & Peripherals - 0.26%
185,000	EMC Corp. 1.750%, 12/01/2013	276,229
295,000	SanDisk Corp. 1.500%, 08/15/2017	381,656

		657,885

	Metals & Mining - 0.04%
114,000	United States Steel Corp. 2.750%, 04/01/2019	115,853

	Oil & Gas - 0.15%
105,000	Chesapeake Energy Corp. 2.750%, 11/15/2035	105,656
335,000	Peabody Energy Corp. 4.750%, 12/15/2041	274,700

		380,356

	Pharmaceuticals - 0.09%
100,000	Mylan, Inc. 3.750%, 09/15/2015	222,063

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	CONVERTIBLE OBLIGATIONS (Continued)
	Semiconductor & Semiconductor Equipment - 0.18%
285,000	Intel Corp. 3.250%, 08/01/2039	$343,605
75,000	Xilinx, Inc. 2.625%, 06/15/2017	106,734

		450,339

	Software - 0.06%
160,000	Nuance Communications, Inc. 2.750%, 11/01/2031	166,100

	Textiles, Apparel & Luxury Goods - 0.13%
300,000	Iconix Brand Group, Inc. 2.500%, 06/01/2016 (Acquired 12/10/2012, 12/12/2012 and 12/14/2012, Cost $305,374) (b)	334,688

	Total Convertible Obligations (Cost $3,440,765)	3,519,884

Number of Shares

	CONVERTIBLE PREFERRED STOCKS - 0.39%
	Automobiles - 0.16%
9,570	General Motors Co.	410,936

	Metals & Mining - 0.04%
4,750	ArcelorMittal SA (a)	99,512

	Oil & Gas - 0.08%
200	Chesapeake Energy Corp. (Acquired 10/19/2012, Cost $200,633) (b)	204,875

	Real Estate Investment Trust - 0.11%
5,451	iStar Financial, Inc. (a)	282,580

	Total Convertible Preferred Stocks (Cost $1,001,312)	997,903

Principal Amount

	CORPORATE OBLIGATIONS - 17.97%
	Aerospace & Defense - 0.21%
	Meccanica Holdings USA, Inc.
275,000	7.375%, 07/15/2039 (Acquired 08/17/2011 and 10/02/2012, Cost $250,456) (b)	259,911

Principal Amount		Value

	Aerospace & Defense (Continued)
305,000	6.250%, 01/15/2040 (Acquired 11/29/2012 and 12/07/2012, Cost $267,705) (b)	$268,973

		528,884

	Airlines - 0.62%
261,467	Delta Air Lines, Inc. 6.821%, 02/10/2024 (e)	296,112
	Continental Airlines, Inc.
135,000	6.125%, 04/29/2018 (d)	135,675
306,483	6.545%, 08/02/2020	338,663
70,000	5.500%, 04/29/2022	73,150
85,000	4.000%, 04/29/2026	88,400
	US Airways Group, Inc.
415,000	5.900%, 04/01/2026	463,763
180,000	4.625%, 12/03/2026	187,650

		1,583,413

	Auto Components - 0.04%
100,000	Goodyear Tire & Rubber Co. 6.500%, 03/01/2021	103,625

	Banks - 2.07%
200,000,000	Banco Santander Chile 6.500%, 09/22/2020 (Acquired 11/29/2012, 12/04/2012 and 12/06/2012, Cost $423,114) (b)	419,936
770,000	Intesa Sanpaolo SpA 6.500%, 02/24/2021 (Acquired 03/07/2013 and 03/08/2013, Cost $832,407) (b)	794,635
1,000,000	Halyk Savings Bank of Kazakhstan JSC 7.250%, 01/28/2021 (Acquired 04/05/2011 and 04/11/2011, Cost $1,017,100) (b)	1,065,000
	Royal Bank of Scotland Plc
425,000	6.125%, 12/15/2022	441,183
200,000	6.934%, 04/09/2018	277,802
500,000	Barclays Bank Plc 6.000%, 01/14/2021	704,006
430,000	Lloyds TSB Bank Plc 6.500%, 03/24/2020	610,489
335,000	Eksportfinans ASA 2.250%, 02/11/2021	315,309

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Banks (Continued)
300,000	Societe Generale SA 9.375%, 09/01/2019 (e)	$438,394
	CIT Group, Inc.
100,000	5.375%, 05/15/2020	110,250
100,000	5.000%, 08/15/2022	107,275

		5,284,279

	Business Services - 0.49%
1,120,000	Alfa Bond Issuance Plc 7.750%, 04/28/2021 (Acquired 04/19/2011, Cost $1,120,000) (b)	1,257,200

	Capital Markets - 0.13%
320,000	Jefferies Group LLC 5.125%, 01/20/2023	339,463

	Chemicals - 0.58%
100,000	Ashland, Inc. 4.750%, 08/15/2022 (Acquired 02/21/2013, Cost $99,059) (b)	102,000
660,000	Hercules, Inc. 6.500%, 06/30/2029	613,800
520,000	Orion Engineered Carbons Finance 9.250%, 08/01/2019 (Acquired 01/29/2013, Cost $514,800) (b)	527,800
	Ineos Group Holdings Ltd.
100,000	8.500%, 02/15/2016 (Acquired 04/12/2011, Cost $100,915) (b)	102,000
100,000	7.875%, 02/15/2016 (Acquired 10/25/2011, Cost $122,578) (b)	129,467

		1,475,067

	Commercial Services & Supplies - 0.35%
200,000	Emergency Medical Services Corp. 8.125%, 06/01/2019	220,500
100,000	Jaguar Holding Co. I 9.375%, 10/15/2017 (Acquired 10/10/2012, Cost $98,251) (b)(e)	107,875
515,000	Steelcase, Inc. 6.375%, 02/15/2021	570,249

		898,624

Principal Amount		Value

	Communications - 0.09%
200,000	Univision Communications, Inc. 7.875%, 11/01/2020
	(Acquired 04/20/2011, Cost $211,908) (b)	$221,000

	Computers & Peripherals - 0.16%
380,000	Hewlett Packard Co. 4.650%, 12/09/2021	394,725

	Construction Materials - 0.09%
200,000	Cemex S.A.B. de C.V. 9.000%, 01/11/2018 (Acquired 07/06/2011 and 07/13/2012, Cost $190,601) (b)	222,500

	Consumer Finance - 0.10%
200,000	Ally Financial, Inc. 7.500%, 09/15/2020	244,750

	Diversified Financial Services - 1.09%
230,000	Doric Nimrod Air Finance Alpha Ltd. 5.125%, 11/30/2024 (Acquired 06/28/2012, Cost $230,000) (b)	247,250
600,000	General Electric Capital Corp. 7.125%, 06/15/2022 (e)	699,049
100,000	Nuveen Investments, Inc. 9.500%, 10/15/2020 (Acquired 09/12/2012, Cost $100,000) (b)	105,000
675,000	Sasol Financing International PLC 4.500%, 11/14/2022	669,937
392,533	Schahin II Finance Co. SPV Ltd. 5.875%, 09/25/2022 (Acquired 03/21/2012 and 04/25/2012, Cost $400,459) (b)	407,253
715,000	Textron Financial Corp. 6.000%, 02/15/2067 (Acquired 02/23/2012, 03/09/2012, 03/19/2012 and 04/24/2012, Cost $586,354) (b)(e)	654,225

		2,782,714

	Diversified Telecommunication Services - 0.48%
250,000	Cricket Communications, Inc. 7.750%, 10/15/2020	250,625

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Diversified Telecommunication Services (Continued)
240,000,000	Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023 (Acquired 01/10/2013, Cost $136,124) (b)	$140,016
100,000	Frontier Communications Corp. 7.625%, 04/15/2024	102,875
710,000	Qwest Corp. 7.200%, 11/10/2026	717,450

		1,210,966

	Electrical Equipment, Instruments & Components - 0.14%
325,000	Ingram Micro, Inc. 5.000%, 08/10/2022	341,488

	Energy Equipment & Services - 0.28%
200,000	Basic Energy Services, Inc. 7.750%, 02/15/2019	205,500
200,000	Cie Generale de Geophysique - Veritas 7.750%, 05/15/2017	207,000
580,000	Cia de Eletricidade do Estado da Bahia 11.750%, 04/27/2016 (Acquired 04/19/2011, Cost $367,321) (b)	304,674

		717,174

	Food & Staples Retailing - 0.18%
440,000	SUPERVALU, Inc. 8.000%, 05/01/2016	459,800

	Food Products - 0.55%
500,000	BRF-Brasil Foods SA 5.875%, 06/06/2022 (Acquired 05/31/2012, Cost $495,350) (b)	557,500
200,000	Del Monte Corp. 7.625%, 02/15/2019	208,500
410,000	Hawk Acquisition Sub, Inc. 4.250%, 10/15/2020 (Acquired 03/22/2013, Cost $410,000) (b)	411,025

Principal Amount		Value

	Food Products (Continued)
200,000	JBS USA, LLC/JBS USA Finance, Inc. 8.250%, 02/01/2020 (Acquired 01/25/2012 and 05/17/2012, Cost $197,069) (b)	$219,500

		1,396,525

	Health Care Providers & Services - 0.17%
200,000	Community Health Systems, Inc. 8.000%, 11/15/2019	222,500
200,000	HCA Holdings, Inc. 7.875%, 02/15/2020	221,500

		444,000

	Hotels, Restaurants & Leisure - 0.24%
100,000	ClubCorp Club Operations, Inc. 10.000%, 12/01/2018	113,500
250,000	Caesars Entertainment Operating Co., Inc. 11.250%, 06/01/2017	267,188
200,000	MGM Resorts International 7.500%, 06/01/2016	222,500

		603,188

	Household Products - 0.10%
250,000	Reynolds Group Issuer LLC 8.250%, 02/15/2021 (e)	258,437

	Independent Power Producers & Energy Traders - 0.71%
	Energy Future Intermediate Holding Co. LLC
360,000	10.000%, 12/01/2020 (Acquired 07/31/2012 and 11/08/2012, Cost $385,984) (b)	406,800
630,000	11.750%, 03/01/2022 (Acquired 01/03/2012 and 01/07/2013, Cost $702,482) (b)	727,650
	Enel Finance International NV
200,000	6.800%, 09/15/2037 (Acquired 09/01/2011, Cost $186,788) (b)	207,164
500,000	6.000%, 10/07/2039 (Acquired 09/01/2011, 09/09/2011, 09/14/2011, 05/17/2012 and 05/22/2012, Cost $417,792) (b)	477,383

		1,818,997

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Insurance - 0.47%
500,000	AXA SA 6.379%, 12/01/2049 (Acquired 10/17/2012 and 11/01/2012, Cost $470,000) (b)(e)	$498,750
550,000	Metlife Capital Trust IV 7.875%, 12/15/2037 (Acquired 04/12/2011, Cost $600,913) (b)(e)	694,375

		1,193,125

	Internet Software & Services - 0.04%
100,000	Equinix, Inc. 5.375%, 04/01/2023	101,750

	Investment Companies - 0.04%
100,000	PBF Holding Co. LLC / PBF Finance Corp.
	8.250%, 02/15/2020 (Acquired 01/27/2012, Cost $98,565) (b)	110,500

	Machinery - 0.08%
200,000	Navistar International Corp. 8.250%, 11/01/2021	204,750

	Media - 0.44%
150,000	DISH DBS Corp. 7.125%, 02/01/2016	167,437
100,000	Nara Cable Funding Ltd. 8.875%, 12/01/2018 (Acquired 01/30/2012, Cost $94,765) (b)	105,250
	Clear Channel Communications, Inc.
510,000	5.500%, 09/15/2014	502,350
200,000	9.000%, 03/01/2021	187,750
	Clear Channel Worldwide Holdings, Inc.
50,000	7.625%, 03/15/2020	52,438
100,000	6.500%, 11/15/2022 (Acquired 11/06/2012, Cost $100,000) (b)	106,000

		1,121,225

	Metals & Mining - 1.30%
405,000	AngloGold Ashanti Holdings PLC 5.125%, 08/01/2022	411,305

Principal Amount		Value

	Metals & Mining (Continued)
335,000	ArcelorMittal SA 7.250%, 03/01/2041	$334,317
250,000	FMG Resources Ltd. 6.875%, 02/01/2018 (Acquired 04/26/2011, Cost $262,890) (b)	263,750
520,000	IAMGOLD Corp. 6.750%, 10/01/2020 (Acquired 01/29/2013, 01/31/2013, 02/05/2013, 02/07/2013, 02/12/2013 and 02/21/2013, Cost $506,270) (b)	503,100
200,000	Inmet Mining Corp. 8.750%, 06/01/2020 (Acquired 05/15/2012, Cost $197,168) (b)	223,000
315,000	New Gold, Inc. 6.250%, 11/15/2022 (Acquired 11/08/2012, Cost $315,000) (b)	331,538
380,000	Newcrest Finance Ltd. 4.200%, 10/01/2022 (Acquired 09/24/2012, Cost $377,792) (b)	395,589
435,000	Samarco Mineracao SA 4.125%, 11/01/2022 (Acquired 10/26/2012, Cost $432,042) (b)	424,342
430,000	Xstrata Finance Canada Ltd. 5.300%, 10/25/2042 (Acquired 10/18/2012, Cost $427,188) (b)	418,409

		3,305,350

	Multi-Utilities - 0.15%
200,000	Intergen NV 9.000%, 06/30/2017 (Acquired 04/04/2011, Cost $209,488) (b)	197,500
250,000	Texas Competitive Electric Holdings Co. LLC 11.500%, 10/01/2020 (Acquired 04/14/2011 and 11/09/2011, Cost $242,081) (b)	188,125

		385,625

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Office Equipment - 0.09%
200,000	CDW LLC / CDW Finance Corp. 8.500%, 04/01/2019	$224,250

	Oil & Gas - 3.42%
200,000	Chesapeake Energy Corp. 6.125%, 02/15/2021	213,750
305,000	Connacher Oil & Gas Ltd. 8.500%, 08/01/2019 (Acquired 05/22/2012, 05/29/2012, 05/30/2012, 06/05/2012, 06/12/2012, 06/25/2012 and 06/26/2012), Cost $286,966) (b)	203,588
375,000	Halcon Resources Corp. 9.750%, 07/15/2020 (Acquired 06/29/2012 and 08/22/2012, Cost $373,391) (b)	416,250
250,000	Linn Energy LLC 7.750%, 02/01/2021	269,375
345,000	Newfield Exploration Co. 5.625%, 07/01/2024	357,075
800,000	OGX Petroleo & Gas Participacoes SA 8.375%, 04/01/2022 (Acquired 03/27/2012, 05/22/2012 and 06/29/2012, Cost $769,623) (b)	606,000
200,000	Offshore Group Investment Ltd. 7.500%, 11/01/2019 (Acquired 10/16/2012 and 10/18/2012, Cost $198,353) (b)	213,000
88,000	Petroleos Mexicanos 7.650%, 11/24/2021 (Acquired 12/01/2011, Cost $646,857) (b)	810,787
250,000	Plains Exploration & Production Co. 6.625%, 05/01/2021	276,250
200,000	Quicksilver Resources, Inc. 9.125%, 08/15/2019	185,000
450,000	Rosneft Oil Co. via Rosneft International Finance Ltd. 4.199%, 03/06/2022 (Acquired 11/29/2012, Cost $450,000) (b)	447,187

Principal Amount		Value

	Oil & Gas (Continued)
200,000	Samson Investment Co. 9.750%, 02/15/2020 (Acquired 02/06/2012, Cost $200,000) (b)	$213,500
4,650,000	Petroleos de Venezuela SA 4.900%, 10/28/2014	4,487,250

		8,699,012

	Pipelines - 0.22%
400,000	IFM US Colonial Pipeline 2 LLC 6.450%, 05/01/2021 (Acquired 08/24/2012 and 09/06/2012, Cost $437,721) (b)	449,899
100,000	Sabine Pass Liquefaction LLC 5.625%, 02/01/2021 (Acquired 01/29/2013, Cost $100,000) (b)	103,875

		553,774

	Publishing - 0.07%
200,000	Visant Corp. 10.000%, 10/01/2017	183,500

	Real Estate - 0.09%
215,000	CBRE Services, Inc. 5.000%, 03/15/2023	218,494

	Semiconductor & Semiconductor Equipment - 0.38%
250,000	Abengoa Finance SAU 8.875%, 11/01/2017 (Acquired 04/12/2011, Cost $253,318) (b)	245,000
200,000	Freescale Semiconductor, Inc. 8.050%, 02/01/2020	212,500
	Micron Technology, Inc.
210,000	3.125%, 05/01/2032 (Acquired 09/28/2012 and 12/04/2012, Cost $196,928) (b)	263,025
205,000	1.875%, 08/01/2031	240,363

		960,888

	Software - 0.10%
	First Data Corp.
150,000	8.250%, 01/15/2021 (Acquired 02/17/2012 and 04/24/2012, Cost $146,499) (b)	156,750
100,000	12.625%, 01/15/2021	108,875

		265,625

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Telecommunication Services - 1.12%
300,000	Colombia Telecomunicaciones SA ESP 5.375%, 09/27/2022 (Acquired 09/20/2012, Cost $300,000) (b)	$301,500
200,000	Digicel Group Ltd. 8.250%, 09/30/2020 (Acquired 09/05/2012, Cost $200,000) (b)	213,000
250,000	Intelsat Jackson Holdings SA 7.500%, 04/01/2021	279,375
585,000	Alcatel-Lucent USA, Inc. 6.450%, 03/15/2029	453,375
200,000	Lynx II Corp. 6.375%, 04/15/2023 (Acquired 02/07/2013, Cost $200,000) (b)	210,500
375,000	Telecom Italia Capital SA 6.000%, 09/30/2034	350,010
100,000	West Corp. 7.875%, 01/15/2019	107,000
250,000	Wind Acquisition Finance SA 11.750%, 07/15/2017 (Acquired 02/27/2012, Cost $256,875) (b)	266,250
100,000	Nokia Siemens Networks Finance BV 7.125%, 04/15/2020 (Acquired 03/22/2013, Cost $129,845 ) (b)	130,509
100,000	UPC Holding B.V. 6.750%, 03/15/2023 (Acquired 03/21/2013, Cost $128,966 ) (b)	128,345
	Telefonica Emisiones SAU
75,000	7.045%, 06/20/2036	80,888
200,000	5.597%, 03/12/2020	327,073

		2,847,825

	Textiles, Apparel & Luxury Goods - 0.66%
	Edcon Holdings (Proprietary) Limited
150,000	5.683%, 06/15/2015 (Acquired 08/18/2011, 08/19/2011, and 08/24/2011, Cost $166,374) (b)(e)	176,896

Principal Amount		Value

	Textiles, Apparel & Luxury Goods (Continued)
1,120,000	9.500%, 03/01/2018 (Acquired 04/05/2011 and 04/12/2011, Cost $1,125,950) (b)	$1,120,000
300,000	9.500%, 03/01/2018 (Acquired 08/18/2011, 08/19/2011, and 08/24/2011, Cost $358,328) (b)	384,556

		1,681,452

	Trading Companies & Distributors - 0.05%
100,000	International Lease Finance Corp. 8.250%, 12/15/2020	122,750

	Transportation - 0.16%
200,000	CHC Helicopter SA 9.250%, 10/15/2020	213,625
	CEVA Group PLC
100,000	8.375%, 12/01/2017 (Acquired 01/27/2012, Cost $98,874) (b)	103,500
100,000	11.500%, 04/01/2018 (Acquired 07/13/2012, Cost $95,002) (c)	92,250

		409,375

	Trucking & Leasing - 0.10%
	Aviation Capital Group Corp.
210,000	4.625%, 01/31/2018 (Acquired 01/14/2013, Cost $210,000) (b)	216,886
45,000	6.750%, 04/06/2021 (Acquired 03/13/2013, Cost $48,980) (b)	50,121

		267,007

	Wireless Telecommunication Services - 0.12%
	Sprint Nextel Corp.
150,000	9.000%, 11/15/2018 (Acquired 11/04/2011, Cost $150,000) (b)	185,813
100,000	7.000%, 03/01/2020 (Acquired 02/28/2012, Cost $100,000) (b)	116,750

		302,563

	Total Corporate Obligations (Cost $43,276,138)	45,745,659

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 27.07%
810,000	Autonomous Community of Madrid Spain 4.300%, 09/15/2026 (Acquired 01/22/2013, Cost $787,790) (b)	$819,825
	Bank Negara Malaysia Monetary Notes
690,000	0.000%, 06/11/2013 (f)	221,492
7,170,000	0.000%, 06/20/2013 (f)	2,299,913
380,000	0.000%, 09/05/2013 (f)	121,141
950,000	0.000%, 11/19/2013 (f)	301,066
810,000	0.000%, 01/09/2014 (f)	255,514
1,050,000	Brazil Government International Bond 8.500%, 01/05/2024	555,982
	Canada Government Bond
754,000	2.250%, 08/01/2014	754,423
1,147,000	1.000%, 11/01/2014	1,129,217
1,975,000	2.750%, 09/01/2016	2,046,565
400,000,000	Chile Government International Bond 5.500%, 08/05/2020	919,406
	Financing of Infrastructural Projects State Enterprise
100,000	8.375%, 11/03/2017 (Acquired 05/10/2011, Cost $104,529) (b)	102,375
1,180,000	7.400%, 04/20/2018 (Acquired 04/15/2011, Cost $1,180,000) (b)	1,142,856
	Ghana Government Bond
2,530,000	12.390%, 04/28/2014	1,251,093
860,000	13.000%, 06/02/2014	427,958
1,470,000	14.990%, 02/23/2015	730,106
1,630,000	24.000%, 05/25/2015	940,395
325,000	Italy Buoni Poliennali Del Tesoro 5.500%, 11/01/2022	443,119
736,000,000	Korea Treasury Bond 3.250%, 12/10/2014	670,359
	Malaysia Government Bond
470,000	3.210%, 05/31/2013	151,821
3,610,000	5.094%, 04/30/2014	1,191,290
	Mexican Bonos
15,090	9.000%, 06/20/2013	123,599
214,500	8.000%, 12/19/2013	1,786,560

Principal Amount		Value

	FOREIGN GOVERNMENT DEBT OBLIGATIONS (Continued)
185,600	6.000%, 06/18/2015	$1,561,174
11,460	8.000%, 12/17/2015	101,303
2,990	6.250%, 06/16/2016	25,546
20,000	7.750%, 12/14/2017	183,421
40,000	8.500%, 12/13/2018	384,940
	Mexican Udibonos
9,985	4.500%, 12/18/2014	86,022
25,506	5.000%, 06/16/2016	232,713
21,799	3.500%, 12/14/2017	196,558
13,099	4.000%, 06/13/2019	125,034
10,825	2.500%, 12/10/2020	96,414
	Poland Government Bond
5,658,000	3.980%, 01/25/2017 (e)	1,741,698
8,783,000	5.150%, 01/25/2021 (e)	2,676,698
1,580,000	Queensland Treasury Corp.
	5.750%, 11/21/2014	1,712,909
60,000	Republic of Ghana 14.250%, 07/29/2013	30,813
	Republic of Hungary
314,600,000	5.500%, 02/12/2014	1,336,254
373,600,000	6.750%, 08/22/2014	1,620,548
1,800,000	8.000%, 02/12/2015	8,046
8,800,000	5.500%, 02/12/2016	37,616
632,400,000	6.750%, 02/24/2017	2,798,577
440,000	4.375%, 07/04/2017	548,167
59,580,000	6.750%, 11/24/2017	264,623
150,000	5.750%, 06/11/2018	194,905
2,700,000	6.500%, 06/24/2019	11,791
2,650,000	6.375%, 03/29/2021	2,742,750
	Republic of Iceland
790,000	4.875%, 06/16/2016 (Acquired 06/09/2011, Cost $785,924) (b)	843,590
200,000	5.875%, 05/11/2022 (Acquired 05/03/2012, Cost $198,140) (b)	229,715
	Republic of Ireland
1,019,000	4.400%, 06/18/2019	1,377,803
220,000	5.900%, 10/18/2019	320,791
750,000	4.500%, 04/18/2020	1,008,377
2,224,000	5.000%, 10/18/2020	3,080,690
1,563,000	5.400%, 03/13/2025	2,171,735

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	FOREIGN GOVERNMENT DEBT OBLIGATIONS (Continued)
	Republic of Korea
1,310,000,000	3.750%, 06/10/2013	$1,180,202
9,845,000,000	3.000%, 12/10/2013	8,880,321
570,000	Republic of Portugal
	3.850%, 04/15/2021	626,421
1,060,000	Republic of Serbia 7.250%, 09/28/2021 (Acquired 09/21/2011, Cost $1,041,588) (b)	1,177,925
	Serbia Treasury Bonds
55,000,000	10.000%, 03/01/2015	619,362
20,200,000	10.000%, 04/27/2015	227,004
18,170,000	10.000%, 11/08/2017	195,875
6,900,000	South Africa Government Bond 7.750%, 02/28/2023	799,669
	Spain Government Bond
350,000	4.300%, 10/31/2019	452,014
170,000	4.650%, 07/30/2025	206,527
	Sri Lanka Government Bond
37,900,000	11.000%, 09/01/2015	299,131
132,300,000	8.000%, 06/01/2016	960,266
16,500,000	5.800%, 07/15/2017	106,761
5,580,000	8.500%, 04/01/2018	39,334
140,000	8.500%, 06/01/2018	982
340,000	9.000%, 05/01/2021	2,301
	Ukraine Government International Bond
620,000	9.250%, 07/24/2017 (Acquired 07/17/2012, Cost $620,000) (b)	674,312
2,300,000	7.950%, 02/23/2021 (Acquired 04/05/2011 and 04/11/2011, Cost $2,399,200) (b)	2,405,800
	Uruguay Government International Bond
8,877,254	4.250%, 04/05/2027	582,467
1,918,700	4.375%, 12/15/2028	128,134
27,776,448	4.375%, 12/15/2028	1,854,959
	Uruguay Notas del Tesoro
227,000	9.000%, 01/27/2014	12,036
96,000	9.750%, 06/14/2014	5,079
16,480,000	10.500%, 03/15/2015	893,299
2,105,000	10.250%, 08/22/2015	112,349
5,158,400	4.000%, 06/10/2020	308,874

Principal Amount		Value

	FOREIGN GOVERNMENT DEBT OBLIGATIONS (Continued)
278,554	2.500%, 09/27/2022	$15,110
257,920	4.000%, 05/25/2025	16,163

	Total Foreign Government Debt Obligations (Cost $67,985,885)	68,919,973

	MORTGAGE BACKED SECURITIES - 20.03%
	Federal Home Loan Mortgage Corp.
2,000,000	Series 3800, 4.000%, 02/15/2031	2,224,323
697,000	Series 4050, 3.500%, 05/15/2032	725,239
882,840	Series 4062, 3.500%, 06/15/2042	880,554
2,926,426	Series 267, 3.000%, 08/15/2042	3,048,293
1,968,772	Series 274, 3.000%, 08/15/2042	2,063,549
2,041,192	Series 4097, 3.500%, 08/15/2042	2,153,678
2,807,430	Series T60853, 3.500%, 09/01/2042	2,894,468
2,649,612	Series T60854, 3.500%, 09/01/2042	2,731,757
4,926,744	Series 280, 3.000%, 09/15/2042	5,135,416
2,521,199	Series 284, 3.000%, 10/15/2042	2,627,920
	Federal National Mortgage Association
2,898,007	Series 1200, 3.000%, 10/01/2032	3,032,100
1,435,961	Series 1201, 3.500%, 10/01/2032	1,533,876
2,931,700	Series 1237, 3.000%, 11/01/2032	3,067,353
1,081,345	Series 2005-56, 6.000%, 08/25/2033 (e)	1,052,452
1,121,049	Series 2011-113, 4.000%, 03/25/2040	1,140,611
1,878,574	Series 2012-63, 2.000%, 08/25/2040	1,889,113
2,000,000	Series 2011-131, 4.500%, 12/25/2041	2,363,733
1,210,726	Series 4787, 3.500%, 09/01/2042	1,253,933

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	MORTGAGE BACKED SECURITIES (Continued)
6,213,677	Series 1209, 3.500%, 10/01/2042	$6,459,288
1,976,478	Series 2012-125, 3.000%, 11/25/2042	2,081,907
1,133,345	Series 2013-6, 1.500%, 02/25/2043	1,132,077
	Government National Mortgage Association
2,482,819	Series 2010-62, 5.547%, 05/20/2040 (e)(h)	390,843
2,582,803	Series 2011-72, 5.177%, 05/20/2041 (e)(h)	377,120
700,000	Series 2012-40, 4.000%, 01/20/2042	751,297

	Total Mortgage Backed Securities (Cost $50,962,435)	51,010,900

Number of Shares

	PREFERRED STOCKS - 0.31%
	Consumer Finance - 0.29%
753	Ally Financial, Inc. (Acquired 05/03/2012, 05/29/2012, 05/30/2012, 05/31/2012, 06/01/2012, 06/11/2012, 06/20/2012, 02/22/2013, 02/27/2013, 02/28/2013 and 03/01/2013, Cost $687,368) (b)	744,717

	Metal Ore Mining - 0.02%
3,189	Cliffs Natural Resources, Inc. (a)	59,539

	Total Preferred Stocks (Cost $749,131)	804,256

Principal Amount		Value

	SHORT TERM INVESTMENTS - 11.53%
	Foreign Treasury Bill - 1.12%
1,320,000	Hungary Treasury Bills 3.830%, 01/08/2014	$5,385
52,510	Mexico Cetes 0.000%, 01/09/2014 (f)	41,221
11,400,000	Serbia Treasury Bill 9.229%, 12/12/2013	118,823
	Uruguay Treasury Bill
23,827,000	0.140%, 04/26/2013	1,257,257
770,000	0.094%, 05/09/2013	40,480
6,625,000	0.060%, 05/31/2013	346,427
1,160,000	0.041%, 06/27/2013	60,266
6,809,000	0.038%, 07/05/2013	352,404
8,171,000	0.028%, 08/09/2013	420,510
4,161,000	0.023%, 09/09/2013	212,285

		2,855,058

Number of Shares

	Money Market Funds - 9.45%
24,045,212	Federated Prime Obligations Fund Effective Yield, 0.08%	24,045,212

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Principal Amount		Value

	U.S. Government Agency Issue - 0.45%
1,150,000	Federal Farm Credit Discount Note 0.000%, 04/01/2013 (f)	$1,150,000

	U.S. Treasury Bill - 0.51%
1,300,000	United States Treasury Bill 0.068%, 09/19/2013 (g)	1,299,382

	Total Short Term Investments (Cost $29,136,685)	29,349,652

	Total Investments (Cost $240,074,328) - 96.40%	245,463,788
	Other Assets in Excess of Liabilities - 3.60%	9,171,340

	TOTAL NET ASSETS - 100.00%	$254,635,128

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.
ADR - American Depositary Receipt

(a)	Non-income producing.
(b)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The value of these securities total $38,271,017, which represents 15.03% of total net assets.

(c)

Restricted security as defined in Rule 144(a) under the Securities Act of 1933. This security is treated as an illiquid security according to the Fund’s liquidity guidelines. The value of this security is $92,250, which represents 0.04% of total net assets.

(d)

Restricted security as defined as a private placement. This security is treated as a liquid security according to the Fund’s liquidity quidelines. The value of this security is $135,675, which represents 0.05% of total net assets.

(e)	Variable rate security. The rate shown is the rate in effect on March 31, 2013.
(f)	Zero coupon bond.
(g)	Partially assigned as collateral for certain futures contracts.
(h)

Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at March 31, 2013. The securities are liquid and the value of these securities total $1,955,419, which represents 0.77% of total net assets.

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS
March 31, 2013

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)

4/30/2013	Australian Dollar	3,589,562	U.S. Dollars	3,721,633	$6,438
11/5/2013	Australian Dollar	1,379,430	U.S. Dollars	1,395,983	16,215
4/4/2013	British Pound	597,071	Euro	700,000	9,843
6/4/2013	British Pound	180,000	U.S. Dollars	268,808	4,594
4/12/2013	Chilean Peso	1,342,012,500	U.S. Dollars	2,675,997	163,695
4/17/2013	Chilean Peso	1,884,575,000	U.S. Dollars	3,713,448	271,495
4/3/2013	Euro	390,000	U.S. Dollars	499,941	2
4/4/2013	Euro	700,000	British Pound	606,080	(23,533)
4/9/2013	Euro	397,000	U.S. Dollars	515,272	(6,337)
4/10/2013	Euro	4,283,445	Swedish Krone	35,980,000	(28,521)
4/11/2013	Euro	2,430,500	U.S. Dollars	3,066,732	49,094
4/15/2013	Euro	2,420,000	U.S. Dollars	3,237,234	(134,789)
4/16/2013	Euro	238,000	U.S. Dollars	308,457	(3,339)
5/6/2013	Euro	690,000	U.S. Dollars	919,588	(34,879)
5/17/2013	Euro	1,511,000	U.S. Dollars	1,982,508	(44,964)
6/5/2013	Euro	3,021,000	U.S. Dollars	3,815,130	59,248
11/5/2013	Euro	351,926	Norwegian Krone	2,650,000	1,996
4/15/2013	Ghanaian Cedi	120,000	U.S. Dollars	61,515	(113)
4/19/2013	Ghanaian Cedi	120,000	U.S. Dollars	61,178	107
4/29/2013	Ghanaian Cedi	100,000	U.S. Dollars	50,826	(2)
4/30/2013	Ghanaian Cedi	60,000	U.S. Dollars	30,496	(17)
4/2/2013	Hungarian Forint	35,900,000	U.S. Dollars	158,779	(7,683)
4/3/2013	Hungarian Forint	35,900,000	U.S. Dollars	146,872	4,206
4/12/2013	Indian Rupee	117,200,000	U.S. Dollars	2,159,314	(9,781)
4/16/2013	Indian Rupee	117,575,000	U.S. Dollars	2,156,865	(2,301)
4/1/2013	Japanese Yen	195,000,000	U.S. Dollars	2,059,615	11,925
4/10/2013	Japanese Yen	201,000,000	U.S. Dollars	2,567,706	(432,304)
5/2/2013	Japanese Yen	81,440,438	Euro	675,000	(103)
4/22/2013	Mexican Peso	10,200,000	U.S. Dollars	820,444	3,411
8/6/2013	Mexican Peso	1,597,390	U.S. Dollars	115,456	12,306
8/8/2013	Mexican Peso	1,605,500	U.S. Dollars	118,877	9,509
10/3/2013	Mexican Peso	22,740,000	U.S. Dollars	1,707,207	101,981
10/11/2013	Mexican Peso	18,798,000	U.S. Dollars	1,414,075	80,408
12/5/2013	Mexican Peso	15,200,710	U.S. Dollars	1,134,153	68,364
3/10/2014	Mexican Peso	11,784,520	U.S. Dollars	897,048	27,324
6/18/2013	Malaysian Ringgit	2,500,000	U.S. Dollars	773,898	28,937
6/21/2013	Malaysian Ringgit	2,167,800	U.S. Dollars	676,888	19,138
9/17/2013	Malaysian Ringgit	1,024,011	U.S. Dollars	326,461	480
9/18/2013	Malaysian Ringgit	799,497	U.S. Dollars	254,479	764
9/26/2013	Malaysian Ringgit	741,000	U.S. Dollars	236,895	(442)
10/3/2013	Malaysian Ringgit	5,330,000	U.S. Dollars	1,707,567	(7,380)
12/4/2013	Malaysian Ringgit	2,827,440	U.S. Dollars	913,728	(14,683)
3/11/2014	Malaysian Ringgit	2,414,589	U.S. Dollars	761,989	1,985
3/12/2014	Malaysian Ringgit	612,600	U.S. Dollars	193,438	375

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Continued)
March 31, 2013

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)

3/26/2014	Malaysian Ringgit	514,000	U.S. Dollars	161,911	$1,506
11/5/2013	Norwegian Krone	11,570,000	Euro	1,544,726	(19,255)
4/10/2013	Philippine Peso	144,452,000	U.S. Dollars	3,337,076	204,830
4/15/2013	Philippine Peso	144,887,500	U.S. Dollars	3,356,441	196,237
4/10/2013	Polish Zloty	4,746,256	Euro	1,104,012	40,376
4/15/2013	Polish Zloty	4,578,308	Euro	1,052,146	54,736
8/6/2013	Polish Zloty	963,300	Euro	224,792	4,494
8/8/2013	Polish Zloty	497,150	Euro	117,939	(175)
8/9/2013	Polish Zloty	350,574	Euro	82,996	88
2/24/2014	Polish Zloty	2,950,000	Euro	688,770	621
3/10/2014	Polish Zloty	4,450,638	Euro	1,040,598	(2,232)
4/10/2013	Swedish Krona	44,055,858	Euro	4,916,290	456,164
4/15/2013	Swedish Krona	43,466,148	Euro	4,812,727	497,532
10/3/2013	Swedish Krona	7,620,000	Euro	887,150	25,659
3/10/2014	Swedish Krona	1,010,000	Euro	119,913	(384)
3/28/2014	Serbian Dinar	31,310,564	Euro	259,086	(1,406)
6/5/2013	Singapore Dollar	405,248	U.S. Dollars	332,088	(5,311)
7/31/2013	Singapore Dollar	1,428,700	U.S. Dollars	1,145,251	7,010
8/1/2013	Singapore Dollar	1,145,260	U.S. Dollars	920,627	3,040
8/6/2013	Singapore Dollar	917,603	U.S. Dollars	736,912	3,160
8/13/2013	Singapore Dollar	917,160	U.S. Dollars	740,720	(987)
9/18/2013	Singapore Dollar	1,411,379	U.S. Dollars	1,128,201	10,295
10/11/2013	Singapore Dollar	2,419,882	U.S. Dollars	1,971,873	(19,706)
3/11/2014	Singapore Dollar	1,387,980	U.S. Dollars	1,115,139	5,148
4/8/2013	South Korean Won	921,000,000	U.S. Dollars	828,983	(1,702)
4/11/2013	South Korean Won	1,286,797,500	U.S. Dollars	1,182,555	(26,899)
4/15/2013	South Korean Won	636,801,620	U.S. Dollars	579,437	(7,665)
6/27/2013	South Korean Won	606,000,000	U.S. Dollars	514,890	27,177
8/27/2013	South Korean Won	1,900,000,000	U.S. Dollars	1,655,918	39,623
9/26/2013	South Korean Won	608,000,000	U.S. Dollars	535,306	6,640
3/12/2014	South Korean Won	636,720,000	U.S. Dollars	574,501	(10,501)
4/30/2013	U.S. Dollars	3,363,466	Australian Dollar	3,275,930	(38,871)
5/2/2013	U.S. Dollars	1,743,390	Australian Dollar	1,675,000	4,031
4/11/2013	U.S. Dollars	826,430	British Pound	550,000	(9,202)
6/4/2013	U.S. Dollars	607,439	British Pound	400,000	(122)
4/12/2013	U.S. Dollars	1,348,089	Chilean Peso	670,000,000	(69,628)
4/3/2013	U.S. Dollars	511,992	Euro	390,000	12,050
4/4/2013	U.S. Dollars	459,571	Euro	350,000	10,902
4/8/2013	U.S. Dollars	746,460	Euro	573,000	11,906
4/9/2013	U.S. Dollars	1,193,702	Euro	918,000	16,869
4/11/2013	U.S. Dollars	3,882,699	Euro	2,962,500	84,865
4/15/2013	U.S. Dollars	4,260,047	Euro	3,230,000	119,181
4/16/2013	U.S. Dollars	974,193	Euro	752,000	10,122
4/24/2013	U.S. Dollars	455,002	Euro	351,000	4,993

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Continued)
March 31, 2013

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)

4/26/2013	U.S. Dollars	872,759	Euro	672,000	$11,193
5/2/2013	U.S. Dollars	862,495	Euro	675,000	(2,956)
5/3/2013	U.S. Dollars	500,035	Euro	390,000	1,754
5/6/2013	U.S. Dollars	937,507	Euro	690,000	52,798
5/17/2013	U.S. Dollars	5,003,048	Euro	3,891,000	13,648
6/5/2013	U.S. Dollars	3,761,547	Euro	3,021,000	(112,832)
6/11/2013	U.S. Dollars	550,973	Euro	434,350	(6,100)
6/13/2013	U.S. Dollars	591,606	Euro	469,000	(9,917)
7/16/2013	U.S. Dollars	794,025	Euro	648,000	(37,316)
7/18/2013	U.S. Dollars	503,368	Euro	409,000	(21,362)
7/19/2013	U.S. Dollars	154,375	Euro	125,000	(5,996)
7/22/2013	U.S. Dollars	271,143	Euro	220,000	(11,118)
7/23/2013	U.S. Dollars	220,270	Euro	178,745	(9,062)
7/30/2013	U.S. Dollars	855,323	Euro	691,917	(32,472)
7/31/2013	U.S. Dollars	1,013,798	Euro	816,000	(33,217)
8/1/2013	U.S. Dollars	3,049,429	Euro	2,478,287	(130,508)
8/2/2013	U.S. Dollars	506,076	Euro	409,000	(18,724)
8/5/2013	U.S. Dollars	1,439,236	Euro	1,123,318	(2,167)
8/6/2013	U.S. Dollars	683,197	Euro	559,081	(34,203)
8/9/2013	U.S. Dollars	99,760	Euro	80,000	(2,897)
8/15/2013	U.S. Dollars	112,773	Euro	88,500	(797)
8/16/2013	U.S. Dollars	351,278	Euro	283,000	(11,894)
8/19/2013	U.S. Dollars	393,415	Euro	319,000	(15,967)
8/20/2013	U.S. Dollars	1,012,006	Euro	816,000	(35,199)
8/23/2013	U.S. Dollars	290,617	Euro	232,085	(7,235)
9/4/2013	U.S. Dollars	126,768	Euro	100,331	(2,008)
9/11/2013	U.S. Dollars	557,879	Euro	434,350	350
9/24/2013	U.S. Dollars	248,084	Euro	191,000	2,889
9/26/2013	U.S. Dollars	115,300	Euro	89,000	1,044
10/31/2013	U.S. Dollars	99,134	Euro	76,597	762
11/8/2013	U.S. Dollars	171,118	Euro	133,000	294
11/14/2013	U.S. Dollars	131,320	Euro	100,000	2,872
11/15/2013	U.S. Dollars	112,911	Euro	88,500	(767)
11/20/2013	U.S. Dollars	224,070	Euro	175,000	(729)
12/6/2013	U.S. Dollars	1,084,621	Euro	826,000	23,381
1/7/2014	U.S. Dollars	637,792	Euro	485,308	14,048
3/3/2014	U.S. Dollars	86,663	Euro	65,866	1,957
3/7/2014	U.S. Dollars	316,357	Euro	241,782	5,401
3/10/2014	U.S. Dollars	507,210	Euro	389,341	6,461
3/17/2014	U.S. Dollars	159,900	Euro	122,880	1,846
3/18/2014	U.S. Dollars	105,924	Euro	81,594	973
3/20/2014	U.S. Dollars	259,255	Euro	200,000	1,997
3/21/2014	U.S. Dollars	94,285	Euro	72,605	893
4/2/2013	U.S. Dollars	151,012	Hungarian Forint	35,900,000	(85)

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Continued)
March 31, 2013

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation (Depreciation)

4/1/2013	U.S. Dollars	2,102,540	Japanese Yen	195,000,000	$31,000
4/10/2013	U.S. Dollars	8,474,973	Japanese Yen	694,608,750	1,095,526
4/15/2013	U.S. Dollars	8,759,430	Japanese Yen	706,185,270	1,256,741
2/12/2014	U.S. Dollars	383,202	Japanese Yen	35,633,000	3,305
2/13/2014	U.S. Dollars	383,218	Japanese Yen	35,430,000	5,479
2/18/2014	U.S. Dollars	127,765	Japanese Yen	11,830,000	1,629
2/19/2014	U.S. Dollars	255,466	Japanese Yen	23,630,000	3,512
2/25/2014	U.S. Dollars	63,841	Japanese Yen	5,910,000	820
2/27/2014	U.S. Dollars	170,697	Japanese Yen	15,746,000	2,786
3/19/2014	U.S. Dollars	375,691	Japanese Yen	35,670,000	(4,798)
3/24/2014	U.S. Dollars	379,267	Japanese Yen	35,843,000	(3,098)
4/22/2013	U.S. Dollars	2,115,265	Mexican Peso	26,300,000	(8,987)
8/1/2013	U.S. Dollars	925,986	Singapore Dollar	1,145,260	2,320
4/8/2013	U.S. Dollars	845,614	South Korean Won	921,000,000	18,333
4/11/2013	U.S. Dollars	249,201	Swiss Franc	235,000	1,608

					$3,853,087

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS
March 31, 2013

Description	Number of Contracts Sold	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)

Euro-Bund Futures	(19)	$(3,543,442)	Jun-13	$(53,858)
Euro-OATS Futures	(15)	(2,615,367)	Jun-13	(24,253)
Euro Stoxx Futures	(8)	(261,909)	Jun-13	7,494
S&P 500 Index Mini Futures	(37)	(2,890,995)	Jun-13	(41,354)
U.S. Treasury 10-Year Note Futures	(32)	(4,223,500)	Jun-13	(14,559)
U.S. Treasury Long Bond Futures	(11)	(1,589,156)	Jun-13	(3,973)

				$(130,503)

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
CREDIT DEFAULT SWAPS ON CORPORATE, INDICES, SOVEREIGN, AND U.S. MUNICIPAL ISSUES — BUY PROTECTION(1)
March 31, 2013

Reference Obligation	Implied Credit Spread at March 31, 2013(3)	Fixed Pay Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

ARAMARK Corp.	2.69%	5.000%	3/20/2018	Deutsche Bank	$225,000	$(24,136)	$(21,800)	$(2,336)
ARAMARK Corp.	2.69%	5.000%	3/20/2018	Deutsche Bank	425,000	(45,590)	(42,838)	(2,752)
ARAMARK Corp.	2.69%	5.000%	3/20/2018	Deutsche Bank	250,000	(26,818)	(24,596)	(2,222)
Bank of Scotland	0.62%	1.000%	6/20/2017	Merrill Lynch	600,000	(12,121)	25,158	(37,279)
Boston Scientific Corp.	0.93%	1.000%	9/20/2017	Credit Suisse /	725,000	(2,102)	9,787	(11,889)
CDX.NA.HY.19 Index	4.01%	5.000%	12/20/2017	Deutsche Bank Citigroup /	2,225,000	(91,140)	(54,491)	(36,649)
CDX.NA.HY.20 Index	4.31%	5.000%	6/20/2018	Credit Suisse / Merrill Lynch Credit Suisse	700,000	(21,390)	(19,569)	(1,821)
CDX.NA.IG.19 Index	0.82%	1.000%	12/20/2017	Citigroup /	550,000	(4,607)	(5,106)	499
CDX.NA.IG.20 Index	0.91%	1.000%	6/20/2018	Credit Suisse / Deutsche Bank / Merrill Lynch Credit Suisse	425,000	(1,954)	(1,910)	(44)
Dell, Inc.	3.32%	1.000%	3/20/2018	Merrill Lynch	325,000	34,536	33,472	1,064
Dell, Inc.	3.32%	1.000%	3/20/2018	Merrill Lynch	525,000	55,788	55,083	705
Dell, Inc.	3.32%	5.000%	3/20/2018	Deutsche Bank	850,000	90,324	116,705	(26,381)
Freescale Semiconductor, Inc.	5.71%	5.000%	3/20/2018	Credit Suisse	525,000	16,228	26,157	(9,929)
Freescale Semiconductor, Inc.	5.71%	5.000%	3/20/2018	Credit Suisse	375,000	11,592	19,190	(7,598)
General Mills, Inc.	0.45%	1.000%	6/20/2018	Credit Suisse	800,000	(22,769)	(21,577)	(1,192)
H.J. Heinz Co.	1.52%	1.000%	3/20/2018	Credit Suisse	900,000	22,492	29,001	(6,509)
iTraxx Europe Crossover Series 18 Index	4.20%	5.000%	12/20/2017	Merrill Lynch	400,000	(16,457)	(15,661)	(796)
iTraxx Europe Sub Financials Series 18 Index	2.93%	5.000%	12/20/2017	Credit Suisse / Merrill Lynch	860,000	(99,087)	(143,492)	44,405
MeadWestvaco Corp.	1.11%	1.000%	9/20/2017	Merrill Lynch	300,000	1,471	3,425	(1,954)
Republic of South Africa	1.75%	1.000%	3/20/2018	Citigroup	300,000	10,623	7,341	3,282
Republic of South Africa	1.80%	1.000%	6/20/2018	Merrill Lynch	225,000	8,936	8,786	150
Russia Foreign Bond	1.60%	1.000%	6/20/2018	Morgan Stanley	1,700,000	51,043	49,313	1,730
SLM Corp.	2.97%	5.000%	6/20/2018	Citigroup	350,000	(33,568)	(34,587)	1,019
Textron, Inc.	0.25%	1.000%	3/20/2017	Merrill Lynch	250,000	(7,448)	(6,109)	(1,339)
Textron, Inc.	0.25%	1.000%	3/20/2017	Morgan Stanley	400,000	(11,917)	(9,305)	(2,612)
Textron, Inc.	0.27%	1.000%	6/20/2017	Merrill Lynch	300,000	(9,216)	(7,494)	(1,722)

						$(127,287)	$(25,117)	$(102,170)

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, AND U.S. MUNICIPAL ISSUES — SELL PROTECTION(2)
March 31, 2013

Reference Obligation	Implied Credit Spread at March 31, 2013(3)	Fixed Recieve Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Received	Unrealized Appreciation (Depreciation)

Boyd Gaming Corp.	7.02%	5.000%	3/20/2018	Credit Suisse	$450,000	$(38,008)	$(58,668)	$20,660
Boyd Gaming Corp.	7.02%	5.000%	3/20/2018	Credit Suisse	325,000	(27,450)	(42,020)	14,570

						$(65,458)	$(100,688)	$35,230

1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4)

The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement. Notional amounts are denominated in the currency in which the security was purchased.

See notes to financial statements.

GuidePathSM Strategic Asset Allocation Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Number of Shares		Value

	INVESTMENT COMPANIES - 97.32%
	Affiliated Mutual Funds - 54.73%
658,931	Altegris Macro Strategy Fund - Institutional Shares (a)	$5,759,061
1,244,155	GuideMarkSM Global Real Return Fund - Institutional Shares	11,682,616
1,657,702	GuideMarkSM Large Cap Growth Fund - Institutional Shares	18,566,266
2,215,495	GuideMarkSM Large Cap Value Fund - Institutional Shares	20,892,117
1,715,833	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	19,457,551
1,660,595	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	22,434,638
4,651,171	GuideMarkSM World ex-US Fund - Institutional Shares	37,488,436

		136,280,685

	Exchange Traded Funds - 42.59%
84,913	iShares Core MSCI Emerging Markets ETF	4,310,184
190,482	iShares MSCI Canada Index Fund (b)	5,430,642
124,543	iShares MSCI Switzerland Capped Index Fund (b)	3,656,582
251,952	SPDR S&P 500 ETF Trust	39,443,085
48,621	SPDR S&P 600 Small Cap Growth ETF	6,864,313
53,546	SPDR S&P China ETF	3,745,543
804,889	Vanguard FTSE All-World ex-US Index Fund (b)	37,314,654
27,360	Vanguard Global ex-US Real Estate ETF (b)	1,569,917
52,736	Vanguard REIT ETF	3,719,470

		106,054,390

	Total Investment Companies (Cost $212,441,848)	242,335,075

Number of Shares		Value

	SHORT TERM INVESTMENTS - 2.41%
	Money Market Funds - 2.41%
5,991,979	Federated Prime Obligations Fund Effective Yield, 0.08%	$5,991,979

	Total Short Term Investments (Cost $5,991,979)	5,991,979

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 8.56%
	Money Market Funds - 8.56%
21,329,599	First American Government Obligation Fund Effective Yield, 0.02%	21,329,599

	Total Investments Purchased as Securities Lending Collateral (Cost $21,329,599)	21,329,599

	Total Investments (Cost $239,763,426) - 108.29%	269,656,653
	Liabilities in Excess of Other Assets - (8.29)%	(20,649,600)

	TOTAL NET ASSETS - 100.00%	$249,007,053

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or portion of this security is on loan.

See notes to financial statements.

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Number of Shares		Value

	INVESTMENT COMPANIES - 97.32%
	Affiliated Mutual Funds - 61.19%
2,527,212	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$24,918,314
1,380,568	GuideMarkSM Large Cap Growth Fund - Institutional Shares	15,462,360
1,627,466	GuideMarkSM Large Cap Value Fund - Institutional Shares	15,347,000
2,139,399	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	24,260,787
1,337,971	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	13,740,964
625,965	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	8,456,785
4,766,673	GuideMarkSM World ex-US Fund - Institutional Shares	38,419,385

		140,605,595

	Exchange Traded Funds - 32.68%
16,832	Energy Select Sector SPDR Fund	1,335,114
30,340	Industrial Select Sector SPDR Fund (a)	1,266,088
191,626	iShares Core MSCI Emerging Markets ETF (a)	9,726,936
27,831	iShares JPMorgan USD Emerging Markets Bond Fund (a)	3,269,308
77,786	iShares MSCI Canada Index Fund	2,217,679
23,551	iShares MSCI Chile Capped Investable Market Index Fund (a)	1,528,695
61,765	iShares S&P India Nifty 50 Index Fund (a)	1,482,360
18,759	iShares 10+ Year Credit Bond Fund	1,134,169
36,207	Market Vectors Steel Index Fund	1,576,453
55,484	PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio (a)	3,228,608
20,491	PowerShares DB Gold Fund (a)(b)	1,116,350
21,119	Materials Select Sector SPDR Fund (a)	827,442
61,861	SPDR Barclays High Yield Bond ETF (a)	2,543,106
36,629	SPDR Barclays Short Term High Yield Bond ETF (a)	1,131,104
196,915	SPDR S&P 500 ETF Trust	30,827,043
26,107	SPDR S&P Dividend ETF (a)	1,722,801
23,340	SPDR S&P International Dividend ETF	1,134,557
53,198	SPDR DB International Government
	Inflation-Portected Bond ETF	3,303,064

Number of Shares		Value

	Exchange Traded Funds (Continued)
20,202	Vanguard Global ex-U.S. Real Estate ETF (a)	$1,159,191
64,766	Vanguard REIT ETF (a)	4,567,946

		75,098,014

	Exchange Traded Notes - 0.24%
21,317	iPath U.S. Treasury 10-year Bear ETN (a)(b)(c)	551,258

	Mutual Funds - 3.21%
253,343	AQR Diversified Arbitrage Fund - Institutional Shares	2,822,241
149,641	DoubleLine Total Return Bond Fund - Institutional Shares	1,696,929
262,118	PIMCO Emerging Local Bond Fund - Institutional Shares	2,841,362

		7,360,532

	Total Investment Companies (Cost $200,305,921)	223,615,399

	SHORT TERM INVESTMENTS - 2.41%
	Money Market Funds - 2.41%
5,548,455	Federated Prime Obligations Fund Effective Yield, 0.08%	5,548,455

	Total Short Term Investments (Cost $5,548,455)	5,548,455

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 6.66%
	Money Market Funds - 6.66%
15,311,873	First American Government Obligations Fund Effective Yield, 0.02%	15,311,873

	Total Investments Purchased as Securities Lending Collateral (Cost $15,311,873)	15,311,873

	Total Investments (Cost $221,166,249) - 106.39%	244,475,727
	Liabilities in Excess of Other Assets - (6.39)%	(14,690,956)

	TOTAL NET ASSETS - 100.00%	$229,784,771

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	The value of an exchange-traded note can be impacted by the credit quality of the issuer. The issuer for this exchange-traded note is Barclay’s PLC.

See notes to financial statements.

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Number of Shares		Value

	INVESTMENT COMPANIES - 97.65%
	Affiliated Mutual Funds - 29.52%
156,438	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$1,542,475
977,647	GuideMarkSM Large Cap Growth Fund - Institutional Shares	10,949,650
2,219,422	GuideMarkSM Large Cap Value Fund - Institutional Shares	20,929,147
2,106,155	GuideMarkSM Opportunistic Equity Fund - Institutional Shares	23,883,793
1,353,926	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	13,904,822
997,005	GuideMarkSM Small/Mid Cap Core Fund - Institutional Shares	13,469,543
888,234	GuideMarkSM World ex-US Fund - Institutional Shares	7,159,164

		91,838,594

	Exchange Traded Funds - 35.43%
206,184	Guggenheim S&P 500 Equal Weight ETF (a)	12,296,814
11,015	iShares Barclays CMBS Bond Fund (a)	569,696
21,435	iShares Barclays MBS Bond Fund (a)	2,313,694
18,810	iShares Core MSCI Emerging Markets ETF	954,796
56,034	iShares Core S&P Small-Cap ETF (a)	4,878,320
491,954	iShares MSCI ACWI ex US Index Fund (a)	21,085,148
6,040	PowerShares DB Gold Fund (a)(b)	329,059
43,391	SPDR Barclays 1-3 Month T-Bill (b)	1,987,742
54,211	SPDR Barclays Short Term International Treasury Bond ETF (a)	1,917,443
103,252	SPDR Barclays High Yield Bond ETF (a)	4,244,690
203,336	SPDR S&P 500 ETF Trust	31,832,251
48,171	SPDR S&P Emerging Asia Pacific ETF (a)	3,674,965
22,031	SPDR S&P MidCap 400 ETF Trust	4,620,341
65,644	Vanguard FTSE All-World ex-US ETF	3,043,256
197,627	Vanguard High Dividend Yield ETF (a)	10,831,936
67,405	Vanguard Total Bond Market ETF	5,637,754

		110,217,905

Number of Shares		Value

	Mutual Funds - 32.70%
1,892,627	Eaton Vance Floating-Rate Fund - Institutional Shares	$17,431,097
809,012	Eaton Vance Global Macro Absolute Return Advantage Fund - Institutional Shares	8,122,479
294,670	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	2,911,339
129,827	Eaton Vance Government Obligations Fund - Institutional Shares	941,242
568,635	Eaton Vance Income Fund of Boston - Institutional Shares	3,451,612
94,628	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	857,326
77,426	Eaton Vance Worldwide Health Sciences Fund - Institutional Shares	789,749
31,557	Parametric Option Absolute Return Fund - Institutional Shares	315,889
302,749	Pioneer Strategic Income Fund - Class Y	3,439,230
1,529,235	Stadion Managed Portfolio Trust - Institutional Shares (b)	16,271,065
624,683	Virtus Allocator Premium AlphaSector Fund - Institutional Shares	6,965,215
151,070	Virtus Global Premium AlphaSector Fund - Institutional Shares	1,704,075
2,630,420	Virtus Premium AlphaSector Fund - Institutional Shares	38,535,657

		101,735,975

	Total Investment Companies (Cost $273,531,806)	303,792,474

See notes to financial statements.

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	SHORT TERM INVESTMENTS - 2.40%
	Money Market Funds - 2.40%
7,476,129	Federated Prime Obligations Fund Effective Yield, 0.02%	$7,476,129

	Total Short Term Investments (Cost $7,476,129)	7,476,129

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 7.95%
	Money Market Funds - 7.95%
24,743,125	First American Government Obligations Fund Effective Yield, 0.08%	24,743,125

	Total Investments Purchased as Securities Lending Collateral (Cost $24,743,125)	24,743,125

	Total Investments (Cost $305,751,060) - 108.00%	336,011,728
	Liabilities in Excess of Other Assets - (8.00)%	(24,885,152)

	TOTAL NET ASSETS - 100.00%	$311,126,576

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

See notes to financial statements.

GuidePathSM Absolute Return Asset Allocation Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Number of Shares		Value

	INVESTMENT COMPANIES - 97.82%
	Affiliated Mutual Funds - 18.20%
5,060,797	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$49,899,463
347,581	GuideMarkSM Large Cap Value Fund - Institutional Shares	3,277,692
3,862,066	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	39,663,422

		92,840,577

	Exchange Traded Funds - 36.67%
43,783	iShares Barclays Agency Bond Fund (a)	4,965,097
355,466	iShares Barclays Credit Bond Fund	40,014,808
226,443	iShares Barclays MBS Bond Fund (a)	24,442,257
41,742	iShares Core MSCI Emerging Markets ETF	2,118,824
276,329	iShares Floating Rate Note Fund	14,004,354
214,014	iShares JPMorgan USD Emerging Markets Bond Fund (a)	25,140,225
99,680	iShares MSCI ACWI Index Fund	5,058,760
97,081	PowerShares DB Agriculture Fund (a)(b)	2,513,427
10,830	PowerShares DB Base Metals Fund (b)	189,958
34,655	PowerShares DB Energy Fund (a)(b)	1,008,807
46,555	PowerShares DB Precious Metals Fund (a)(b)	2,511,642
116,440	PowerShares International Corporate Bond Portfolio (a)	3,325,526
360,455	SPDR Barclays 1-3 Month T-Bill ETF (a)(b)	16,512,444
40,117	SPDR Barclays Convertible Securities ETF (a)	1,700,560
101,336	SPDR DB International Government Inflation-Protected Bond ETF	6,291,952
11,764	SPDR S&P 500 ETF Trust	1,841,654
85,726	Vanguard FTSE All-World ex-US ETF	3,974,257
22,313	Vanguard Mid-Cap Value ETF	1,499,211
4,524	Vanguard Small-Cap Value ETF	371,647
153,880	Vanguard Short-Term Bond ETF	12,462,741
146,061	Vanguard Total Bond Market ETF	12,216,542
95,006	WisdomTree Asia Local Debt Fund	4,974,514

		187,139,207

Number of Shares		Value

	Exchange Traded Notes - 0.61%
120,670	iPath U.S. Treasury 10-year Bear ETN (b)(c)	$3,120,526

	Mutual Funds - 42.34%
841,839	Aberdeen Equity Long Short Fund - Institutional Shares	10,093,651
1,875,802	BlackRock Low Duration Bond Portfolio - Institutional Shares	18,457,892
1,062,814	DoubleLine Core Fixed Income Fund - Institutional Shares	11,999,176
685,465	DoubleLine Low Duration Bond Fund - Institutional Shares	6,998,598
413,823	DoubleLine Multi-Asset Growth Fund - Institutional Shares	4,121,672
3,020,623	DoubleLine Total Return Bond Fund - Institutional Shares	34,253,865
475,646	DWS Disciplined Market Neutural Fund - Institutional Shares (b)	4,637,544
416,548	Eaton Vance Floating-Rate Fund - Institutional Shares	3,836,407
1,256,746	Eaton Vance Global Macro Absolute Return Fund - Institutional Shares	12,416,652
1,311,657	Eaton Vance Multi-Strategy Absolute Return Fund - Institutional Shares	11,883,615
64,602	Parametric Absolute Return Fund - Institutional Shares	646,670
193,918	Gateway Fund - Class Y	5,431,639
714,211	Highbridge Statistical Market Neutral Fund - Select Shares (b)	10,498,900
1,135,579	JPMorgan Floating Rate Income Fund	11,480,707
1,266,741	JPMorgan Income Builder Fund - Select Shares	12,794,086
67,980	JPMorgan Research Equity Long/Short Fund - Select Shares (b)	1,099,232
586,749	JPMorgan Strategic Income Opportunities Fund - Select Shares	6,999,916
70,955	JPMorgan Strategic Preservation Fund - Select Shares	1,021,042
4,170,515	Pioneer Strategic Income Fund - Class Y	47,377,053

		216,048,317

	Total Investment Companies (Cost $490,366,223)	499,148,627

See notes to financial statements.

GuidePathSM Absolute Return Asset Allocation Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2013

Number of Shares		Value

	SHORT TERM INVESTMENTS - 2.28%
	Money Market Funds - 2.28%
11,658,838	Federated Prime Obligations Fund Effective Yield, 0.08%	$11,658,838

	Total Short Term Investments (Cost $11,658,838)	11,658,838

	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 4.15%
	Money Market Funds - 4.15%
21,172,507	First American Government Obligations Fund Effective Yield, 0.02%	21,172,507

	Total Investment Purchased as Securities Lending Collateral (Cost $21,172,507)	21,172,507

	Total Investments (Cost $523,197,568) - 104.25%	531,979,972
	Liabilities in Excess of Other Assets - (4.25)%	(21,705,315)

	TOTAL NET ASSETS - 100.00%	$510,274,657

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	The value of an exchange-traded note can be impacted by the credit quality of the issuer. The issuer for this exchange-traded note is Barclay’s PLC.

See notes to financial statements.

GuidePathSM Multi-Asset Income Asset Allocation Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Number of Shares		Value

	INVESTMENT COMPANIES - 97.16%
	Affiliated Mutual Funds - 6.25%
252,360	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$2,488,267
259,325	GuideMarkSM World ex-US Fund - Institutional Shares	2,090,157

		4,578,424

	Exchange Traded Funds - 59.18%
16,747	iShares Barclays 20+ Year Treasury Bond Fund (a)	1,972,127
10,014	iShares Barclays 7-10 Year Treasury Bond Fund (a)	1,074,903
797	iShares Barclays Agency Bond Fund	90,382
5,357	iShares Barclays TIPS Bond Fund	649,536
57,459	iShares iBoxx $ High Yield Corporate Bond Fund (a)	5,421,257
181	iShares iBoxx Investment Grade Corporate Bond Fund	21,702
43,946	iShares JPMorgan USD Emerging Markets Bond Fund (a)	5,162,337
154,949	iShares S&P Global Infrastructure Index Fund (a)	5,759,454
25,890	iShares S&P US Preferred Stock Index Fund (a)	1,049,063
39,391	SPDR Barclays High Yield Bond ETF (a)	1,619,364
4,098	SPDR Barclays International Treasury Bond ETF (a)	239,733
169,212	SPDR S&P International Dividend ETF (a)	8,225,394
12,762	Vanguard Global ex-US Real Estate ETF (a)	732,284
14,160	Vanguard REIT ETF (a)	998,705
9,799	WisdomTree Australia Dividend Fund (a)	633,407
13,141	WisdomTree Emerging Markets Equity Income Fund	723,543
139,319	WisdomTree Equity Income Fund (a)	7,131,740
13,950	WisdomTree Europe SmallCap Dividend Fund (a)	582,552
22,327	WisdomTree SmallCap Dividend Fund (a)	1,273,979

		43,361,462

Number of Shares		Value

	Mutual Funds - 31.73%
297,936	Forward EM Corporate Debt Fund - Institutional Shares	$2,928,710
363,437	Forward International Dividend Fund - Institutional Shares	2,969,284
227,423	Forward Select Income Fund - Institutional Shares	5,876,606
338,943	Henderson Global Equity Income Fund - Institutional Shares	2,599,693
64,391	JPMorgan Global Equity Income Fund - Select Shares	981,315
515,166	JPMorgan High Yield Fund - Select Shares	4,250,118
360,799	JPMorgan Income Builder Fund - Select Shares	3,644,073

		23,249,799

	Total Investment Companies (Cost $68,346,065)	71,189,685

	SHORT TERM INVESTMENTS - 3.45%
	Money Market Funds - 3.45%
2,531,910	Federated Prime Obligations Fund Effective Yield, 0.08%	2,531,910

	Total Short Term Investments (Cost $2,531,910)	2,531,910

	INVESTMENT PURCHASED AS SECURITIES LENDING COLLATERAL - 18.06%
	Money Market Funds - 18.06%
13,230,715	First American Government Obligations Fund Effective Yield, 0.02%	13,230,715

	Total Investment Purchased as Securities Lending Collateral (Cost $13,230,715)	13,230,715

	Total Investments (Cost $84,108,690) - 118.67%	86,952,310
	Liabilities in Excess of Other Assets - (18.67)%	(13,682,688)

	TOTAL NET ASSETS - 100.00%	$73,269,622

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.

See notes to financial statements.

GuidePathSM Fixed Income Allocation Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Number of Shares		Value

	INVESTMENT COMPANIES - 97.94%
	Affiliated Mutual Funds - 31.51%
5,630,992	GuideMarkSM Core Fixed Income Fund - Institutional Shares	$55,521,580
1,599,071	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	16,422,458

		71,944,038

	Exchange Traded Funds - 59.63%
126,294	iShares Barclays 1-3 Year Treasury Bond Fund (a)	10,668,054
14,553	iShares Barclays 20+ Year Treasury Bond Fund (a)	1,713,761
93,876	iShares Barclays 7-10 Year Treasury Bond Fund (a)	10,076,650
38,187	iShares Barclays Agency Bond Fund (a)	4,330,497
134,112	iShares Barclays Credit Bond Fund	15,096,988
44,793	iShares JPMorgan USD Emerging Markets Bond Fund (a)	5,261,834
24,303	iShares 10+ Year Core Bond Fund	1,469,359
103,673	PowerShares Senior Loan Portfolio (a)	2,603,229
40,636	SPDR Barclays 1-3 Month T-Bill (a)(b)	1,861,535
171,306	SPDR Barclays High Yield Bond ETF (a)	7,042,390
120,396	SPDR Barclays TIPS ETF	7,271,918
31,785	SPDR Barclays Short Term High Yield Bond ETF (a)	981,521
30,264	SPDR DB International Government Inflation-Protected Bond ETF	1,879,092
255,452	Vanguard Mortgage-Backed Securities ETF (a)	13,319,267
602,626	Vanguard Total Bond Market ETF	50,403,639
28,664	WisdomTree Asia Local Debt Fund (a)	1,500,847
12,591	WisdomTree Emerging Markets Local Debt Fund (a)	661,909

		136,142,490

	Exchange Traded Notes - 0.39%
34,596	iPath U.S. Treasury 10-year Bear ETN (b)(c)	894,653

Number of Shares		Value

	Mutual Funds - 6.41%
410,823	DoubleLine Total Return Bond Fund - Institutional Shares	$4,658,730
206,738	Loomis Sayles Bond Fund - Institutional Shares	3,161,022
119,727	PIMCO Emerging Local Bond Fund - Institutional Shares	1,297,843
476,847	PIMCO Unconstrained Bond Fund - Institutional Shares	5,507,588

		14,625,183

	Total Investment Companies (Cost $225,035,520)	223,606,364

	SHORT TERM INVESTMENTS - 1.73%
	Money Market Funds - 1.73%
3,940,201	Federated Prime Obligations Fund Effective Yield, 0.08%	3,940,201

	Total Short Term Investments (Cost $3,940,201)	3,940,201

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.46%
	Money Market Funds - 9.46%
21,608,881	First American Government Obligations Fund Effective Yield, 0.02%	21,608,881

	Total Investments Purchased as Securities Lending Collateral (Cost $21,608,881)	21,608,881

	Total Investments (Cost $250,584,602) - 109.13%	249,155,446
	Liabilities in Excess of Other Assets - (9.13)%	(20,835,663)

	TOTAL NET ASSETS - 100.00%	$228,319,783

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.
(c)	The value of an exchange-traded note can be impacted by the credit quality of the issuer. The issuer for this exchange-traded note is Barclay’s PLC.

See notes to financial statements.

GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund
SCHEDULE OF INVESTMENTS
March 31, 2013

Number of Shares		Value

	INVESTMENT COMPANIES - 97.73%
	Affiliated Mutual Funds - 97.73%
6,441,197	Altegris® Equity Long Short Fund - Institutional Shares	$67,761,391
1,097,163	Altegris® Fixed Income Long Short Fund - Institutional Shares (a)	10,993,569
1,391,288	Altegris® Futures Evolution Strategy Fund - Institutional Shares	13,954,623
3,557,734	Altegris® Macro Strategy Fund - Institutional Shares (a)	31,094,593
1,449,997	Altegris® Managed Futures Strategy Fund - Institutional Shares (a)	13,832,972
1,988,818	GuideMarkSM Opportunistic Fixed Income Fund - Institutional Shares	20,425,156

		158,062,304

	Total Investment Companies (Cost $157,796,072)	158,062,304

	SHORT TERM INVESTMENTS - 2.20%
	Money Market Funds - 2.20%
3,561,497	Federated Prime Obligations Fund Effictive Yield, 0.08%	3,561,497

	Total Short Term Investments (Cost $3,561,497)	3,561,497

	Total Investments (Cost $161,357,569) - 99.93%	161,623,801
	Other Assets in Excess of Liabilities - 0.07%	113,753

	TOTAL NET ASSETS - 100.00%	$161,737,554

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2013

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Core Fund

ASSETS:
Investments, at value (cost 146,447,673, $161,466,260, and $77,403,041, respectively)[1]	$186,913,765	$206,493,868	$93,090,783
Cash	3,463	48,962	26,908
Income receivable	141,562	246,759	63,881
Receivable for dividend reclaims	—	13,392	—
Receivable for investment securities sold	802,040	—	599,878
Receivable for fund shares sold	587,822	630,295	193,762
Receivable from securities lending agent (See Note 6)	—	—	15,207
Other assets	18,057	17,559	18,513

Total Assets	188,466,799	207,450,835	94,008,932

LIABILITIES:
Payable for collateral on securities loaned	6,000,926	7,421,930	8,242,073
Payable to securities lending agent (See Note 6)	4,786	4,016	—
Payable for investment securities purchased	787,461	—	560,600
Payable for fund shares redeemed	209,430	223,734	78,399
Payable to Investment Advisor	112,507	116,947	55,472
Other accrued expenses	161,096	159,492	89,320

Total Liabilities	7,276,206	7,926,119	9,025,864

NET ASSETS	$181,190,593	$199,524,716	$84,983,068

NET ASSETS CONSIST OF:
Capital stock	202,515,767	326,720,994	94,289,652
Unrealized appreciation on investments	40,466,092	45,027,608	15,687,742
Accumulated undistributed net investment income (loss)	62,114	525,829	(62,048)
Accumulated undistributed net realized loss	(61,853,380)	(172,749,715)	(24,932,278)

Total Net Assets	$181,190,593	$199,524,716	$84,983,068

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	4,015,917	6,409,964	3,283,565
Net assets	44,994,114	60,452,681	44,361,656
Net asset value, offering and redemption price per share	$11.20	$9.43	$13.51

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	12,246,008	14,604,541	3,020,363
Net assets	136,196,479	139,072,035	40,621,412
Net asset value, offering and redemption price per share	$11.12	$9.52	$13.45

[1]Includes loaned securities with a market value of:	$5,513,907	$7,234,414	$7,965,827

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
March 31, 2013

	World ex-US Fund	Opportunistic Equity Fund	Global Real Return Fund

ASSETS:
Investments, at value (cost $250,665,046, $135,546,316, and $114,633,826, respectively)[1]	$279,587,493	$159,395,415	$114,493,707
Foreign currencies (cost $1,137,719, $0, and $0, respectively)	1,158,403	—	—
Cash	199,580	38,404	—
Income receivable	912,129	145,199	11
Receivable for dividend reclaims	169,774	—	—
Receivable for investment securities and foreign currencies sold	1,863,750	1,241,250	—
Receivable for fund shares sold	887,946	304,474	105,114
Other assets	20,538	25,138	27,259

Total Assets	284,799,613	161,149,880	114,626,091

LIABILITIES:
Payable for collateral on securities loaned	297,792	5,228,051	31,804,600
Payable to securities lending agent (See Note 6)	5,588	—	—
Payable for investment securities purchased	1,302,627	769,549	—
Payable for fund shares redeemed	338,024	205,300	178,419
Payable to Investment Advisor	156,620	108,041	45,848
Other accrued expenses	288,601	121,556	136,054

Total Liabilities	2,389,252	6,432,497	32,164,921

NET ASSETS	$282,410,361	$154,717,383	$82,461,170

NET ASSETS CONSIST OF:
Capital stock	471,022,314	138,381,303	91,508,481
Unrealized appreciation (depreciation) on:
Investments	28,922,447	23,849,099	(140,119)
Foreign currencies	(11,613)	—	—
Accumulated undistributed net investment income (loss)	2,777,603	159,773	14,888
Accumulated undistributed net realized loss	(220,300,390)	(7,672,792)	(8,922,080)

Total Net Assets	$282,410,361	$154,717,383	$82,461,170

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	10,565,402	5,961,387	1,244,155
Net assets	85,157,441	67,574,510	11,681,383
Net asset value, offering and redemption price per share	$8.06	$11.34	$9.39

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	24,504,047	7,732,872	7,510,001
Net assets	197,252,920	87,142,873	70,779,787
Net asset value, offering and redemption price per share	$8.05	$11.27	$9.42

[1]Includes loaned securities with a market value of:	$275,830	$5,101,789	$30,817,207

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
March 31, 2013

	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund	Opportunistic Fixed Income Fund

ASSETS:
Investments, at value (cost $403,299,231, $68,889,301, and $240,074,328, respectively)[1]	$414,536,757	$75,092,535	$245,463,788
Appreciation of swap agreements	—	—	88,084
Foreign currencies (cost $0, $0, and $3,820,112, respectively)	—	—	3,803,507
Cash	899,039	—	24,907
Income receivable	2,431,491	968,093	2,256,117
Receivable for dividend reclaims	—	—	3,325
Receivable for investment securities and foreign currencies sold	2,127,637	—	2,378,562
Receivable for fund shares sold	1,785,786	297,993	1,462,858
Swap premiums paid	—	—	383,418
Deposits with brokers for forwards, options and swaps	—	—	330,000
Appreciation of forward foreign currency contracts	—	—	5,380,715
Other assets	90,444	40,210	29,822

Total Assets	421,871,154	76,398,831	261,605,103

LIABILITIES:
Depreciation of forward foreign currency contracts	—	—	1,527,628
Depreciation on swap agreements	—	—	155,024
Payable for collateral on securities loaned	1,569,991	—	—
Payable to securities lending agent (See Note 6)	817	—	—
Payable for investment securities and foreign currencies purchased	2,752,458	488,511	1,246,504
Payable for fund shares redeemed	1,497,136	41,859	3,055,738
Payable to Investment Advisor	169,667	28,261	135,495
Swap premiums received	—	—	509,223
Variation margin on futures contracts	—	—	5,384
Other accrued expenses	338,096	100,327	334,979

Total Liabilities	6,328,165	658,958	6,969,975

NET ASSETS	$415,542,989	$75,739,873	$254,635,128

NET ASSETS CONSIST OF:
Capital stock	403,033,896	73,796,721	246,491,161
Unrealized appreciation (depreciation) on:
Investments	11,237,534	6,203,234	5,389,460
Foreign currencies	—	—	(31,037)
Swaps	—	—	(66,940)
Forward currency exchange contracts	—	—	3,853,087
Futures contracts	—	—	(130,503)
Accumulated undistributed net investment income (loss)	176,482	68,147	(1,481,815)
Accumulated undistributed net realized gain (loss)	1,095,077	(4,328,229)	611,715

Total Net Assets	$415,542,989	$75,739,873	$254,635,128

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	13,627,799	—	10,141,852
Net assets	134,362,492	—	104,141,739
Net asset value, offering and redemption price per share	$9.86	—	$10.27

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	28,451,675	6,474,779	14,638,386
Net assets	281,180,497	75,739,873	150,493,389
Net asset value, offering and redemption price per share	$9.88	$11.70	$10.28

[1]Includes loaned securities with a market value of:	$1,530,699	$—	$—

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
March 31, 2013

	Strategic Asset Allocation Fund	Tactical ConstrainedSM Asset Allocation Fund	Tactical UnconstrainedSM Asset Allocation Fund	Absolute Return Asset Allocation Fund

ASSETS:
Investments, at value (cost $121,739,215, $96,888,236, $229,567,316, and $433,296,238, respectively)[1]	$133,375,968	$103,870,132	$244,173,134	$439,139,395
Investments in affiliates, at value (cost $118,024,211, $124,278,013, $76,183,744 and $89,901,330, respectively)	136,280,685	140,605,595	91,838,594	92,840,577
Cash	137,274	51,683	91,971	3,907
Income receivable	172,643	152,483	280,438	617,970
Receivable for fund shares sold	1,799,107	1,740,635	1,280,801	1,845,238
Other assets	28,568	35,266	39,635	48,146

Total Assets	271,794,245	246,455,794	337,704,573	534,495,233

LIABILITIES:
Payable for collateral on securities loaned	21,329,599	15,311,873	24,743,125	21,172,507
Payable for investment securities purchased	1,065,192	1,005,482	1,300,637	1,883,933
Payable for fund shares redeemed	90,719	64,878	105,321	459,599
Payable to Investment Advisor	15,632	25,193	86,127	172,601
Other accrued expenses	286,050	263,597	342,787	531,936

Total Liabilities	22,787,192	16,671,023	26,577,997	24,220,576

NET ASSETS	$249,007,053	$229,784,771	$311,126,576	$510,274,657

NET ASSETS CONSIST OF:
Capital stock	220,634,800	207,057,962	281,852,037	502,419,212
Unrealized appreciation on:
Investments	11,636,753	6,981,896	14,605,818	5,843,157
Investments in affiliates	18,256,474	16,327,582	15,654,850	2,939,247
Accumulated undistributed net investment income (loss)	(292,420)	65,093	(30,953)	1,979,089
Accumulated undistributed net realized loss	(1,228,554)	(647,762)	(955,176)	(2,906,048)

Total Net Assets	$249,007,053	$229,784,771	$311,126,576	$510,274,657

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	86,282	84,336	79,088	56,068
Net assets	884,658	879,348	810,333	569,773
Net asset value, offering and redemption price per share	$10.25	$10.43	$10.25	$10.16

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	24,181,650	21,923,550	30,226,593	50,126,371
Net assets	248,122,395	228,905,423	310,316,243	509,704,884
Net asset value, offering and redemption price per share	$10.26	$10.44	$10.27	$10.17

[1]Includes loaned securities with a market value of:	$20,668,407	$14,936,110	$24,185,761	$20,691,438

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
March 31, 2013

	Multi-Asset Income Asset Allocation Fund	Fixed Income Allocation Fund	Altegris® Multi-Strategy Alternative Allocation Fund

ASSETS:
Investments, at value (cost $79,668,985, $178,208,644, and $3,561,497, respectively)[1]	$82,373,886	$177,211,408	$3,561,497
Investments in affiliates, at value (cost $4,439,705, $72,375,958, and $157,796,072, respectively)	4,578,424	71,944,038	158,062,304
Cash	34,735	14,558	—
Income receivable	54,780	33,748	231
Receivable for investment securities sold	—	693,949	—
Receivable for fund shares sold	695,280	1,007,021	654,443
Other assets	31,190	31,230	20,654

Total Assets	87,768,295	250,935,952	162,299,129

LIABILITIES:
Payable for collateral on securities loaned	13,230,715	21,608,881	—
Payable for investment securities purchased	1,136,733	88,511	335,305
Payable for fund shares redeemed	22,505	604,402	67,807
Payable to Investment Advisor	16,141	48,298	—
Other accrued expenses	92,579	266,077	158,463

Total Liabilities	14,498,673	22,616,169	561,575

NET ASSETS	$73,269,622	$228,319,783	$161,737,554

NET ASSETS CONSIST OF:
Capital stock	69,969,385	228,801,457	161,591,969
Unrealized appreciation (depreciation) on:
Investments	2,704,901	(997,236)	—
Investments in affiliates	138,719	(431,920)	266,232
Accumulated undistributed net investment income	377,469	596,489	18,359
Accumulated undistributed net realized gain (loss)	79,148	350,993	(139,006)

Total Net Assets	$73,269,622	$228,319,783	$161,737,554

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	—	50,391	51,382
Net assets	—	503,918	514,104
Net asset value, offering and redemption price per share	—	$10.00	$10.01

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	6,922,220	22,820,774	16,122,685
Net assets	73,269,622	227,815,865	161,223,450
Net asset value, offering and redemption price per share	$10.58	$9.98	$10.00

[1]Includes loaned securities with a market value of:	$12,924,266	$21,080,267	$—

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF OPERATIONS
For the Year Ended March 31, 2013

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Core Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of $130, $16,414,
and $0, respectively)	$3,045,018	$5,302,833	$1,327,190
Interest income	4,303	1,853	1,956

Total investment income	3,049,321	5,304,686	1,329,146

EXPENSES:
Investment advisory fees	1,249,893	1,318,651	592,024
Distribution (12b-1) fees – Service Shares	352,268	351,396	105,744
Administrative service fees – Service Shares	352,268	351,396	105,744
Shareholder servicing fees – Service Shares	103,165	102,957	29,608
Custody fees	81,918	26,531	54,459
Administration fees	65,859	70,379	30,061
Legal fees	64,724	98,347	38,695
Federal and state registration fees	50,453	48,835	46,511
Fund accounting fees	38,511	39,528	20,451
Audit and tax fees	32,948	32,934	29,973
Directors’ fees and expenses	31,414	32,940	15,876
Reports to shareholders	27,123	29,259	12,099
Transfer agent fees and expenses	13,774	14,030	9,399
Insurance fees	9,240	9,544	3,684
Compliance fees	7,018	7,356	3,178

Total expenses	2,480,576	2,534,083	1,097,506

Expense recapture (reimbursement) by Advisor (See Note 3)	2,135	—	(9,272)
Less securities lending credit (See Note 6)	(49,380)	(8,160)	(32,525)

Net expenses	2,433,331	2,525,923	1,055,709

Net investment income	615,990	2,778,763	273,437

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments	12,907,901	1,243,514	5,068,942
Net change in unrealized appreciation (depreciation) on
investments	(6,127,721)	19,933,765	7,546,233

Net realized and unrealized gain	6,780,180	21,177,279	12,615,175

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$7,396,170	$23,956,042	$12,888,612

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended March 31, 2013

	World ex-US Fund	Opportunistic Equity Fund	Global Real Return Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of $792,227, $1,791,
and $0, respectively)	$6,717,867	$2,772,021	$2,205,608
Interest income	3,381	10,264	3,996

Total investment income	6,721,248	2,782,285	2,209,604

EXPENSES:
Investment advisory fees	1,827,904	1,171,961	653,256
Distribution (12b-1) fees – Service Shares	486,113	227,107	221,730
Administrative service fees – Service Shares	486,113	227,107	221,730
Shareholder servicing fees – Service Shares	136,112	63,590	62,084
Custody fees	466,275	28,445	19,573
Administration fees	96,405	53,894	40,647
Legal fees	106,846	92,051	37,988
Federal and state registration fees	54,840	57,391	46,525
Fund accounting fees	147,317	33,384	18,090
Audit and tax fees	31,868	29,991	17,002
Directors’ fees and expenses	46,275	29,480	20,906
Reports to shareholders	34,937	25,749	8,804
Transfer agent fees and expenses	17,437	10,464	12,902
Insurance fees	12,136	7,059	4,587
Compliance fees	10,615	5,575	3,692

Total expenses	3,961,193	2,063,248	1,389,516

Expense reimbursement by Advisor (See Note 3)	(142,200)	(18,376)	—
Less securities lending credit (See Note 6)	(886)	(8,645)	(77,165)

Net expenses	3,818,107	2,036,227	1,312,351

Net investment income	2,903,141	746,058	897,253

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(4,073,079)	4,854,198	(4,756,580)
Foreign currencies	(106,587)	—	—

Total	(4,179,666)	4,854,198	(4,756,580)

Net change in unrealized appreciation (depreciation) on:
Investments	25,826,429	13,201,143	4,879,279
Foreign currencies	(8,390)	—	—

Total	25,818,039	13,201,143	4,879,279

Net realized and unrealized gain	21,638,373	18,055,341	122,699

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$24,541,514	$18,801,399	$1,019,952

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended March 31, 2013

	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund	Opportunistic Fixed Income Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $0, $14,911)	$9,053	$—	$339,018
Interest income (net of withholding tax of $0, $0, $201,172)	10,343,267	3,301,520	13,043,580

Total investment income	10,352,320	3,301,520	13,382,598

EXPENSES:
Investment advisory fees	2,245,480	404,636	1,820,884
Distribution (12b-1) fees – Service Shares	919,158	202,318	444,610
Administrative service fees – Service Shares	919,158	202,318	444,610
Shareholder servicing fees – Service Shares	308,100	64,743	144,282
Custody fees	69,955	11,344	199,038
Administration fees	166,780	31,056	108,071
Legal fees	230,686	26,863	126,905
Federal and state registration fees	44,238	49,408	60,373
Fund accounting fees	200,588	39,869	194,645
Audit and tax fees	37,993	27,503	44,242
Directors’ fees and expenses	82,733	14,251	46,216
Reports to shareholders	61,027	8,206	32,319
Transfer agent fees and expenses	26,306	6,973	15,876
Insurance fees	24,874	4,712	9,412
Compliance fees	17,282	3,479	9,568

Total expenses	5,354,358	1,097,679	3,701,051

Expense reimbursement by Advisor (See Note 3)	(24,268)	(53,717)	(82,362)
Less securities lending credit (See Note 6)	(1,255)	—	—

Net expenses	5,328,835	1,043,962	3,618,689

Net investment income	5,023,485	2,257,558	9,763,909

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	8,864,753	1,992,488	1,821,569
Foreign currencies	—	—	(147,803)
Forward currency exchange contracts	—	—	4,235,304
Forward sale commitments	(371,406)	—	—
Swaps	—	—	(1,712,489)
Futures contracts	460,104	—	(442,195)
Written Options	—	—	183,971

Total	8,953,451	1,992,488	3,938,357

Net change in unrealized appreciation (depreciation) on:
Investments	3,588,507	(279,838)	9,105,830
Foreign currencies	—	—	(29,295)
Forward currency contracts	—	—	2,397,330
Forward sale commitments	3,125	—	—
Swaps	—	—	(16,597)
Futures contracts	198,569	—	(103,448)
Written Options	—	—	(141,239)

Total	3,790,201	(279,838)	11,212,581

Net realized and unrealized gain	12,743,652	1,712,650	15,150,938

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$17,767,137	$3,970,208	$24,914,847

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF OPERATIONS (Continued)
For the Year Ended March 31, 2013

	Strategic Asset Allocation Fund	Tactical ConstrainedSM Asset Allocation Fund	Tactical UnconstrainedSM Asset Allocation Fund	Absolute Return Asset Allocation Fund

INVESTMENT INCOME:
Dividend income	$2,317,830	$2,023,992	$3,914,253	$9,821,901
Dividends from affiliate investments	1,174,406	1,671,924	1,159,229	1,849,307
Interest income	5,997	5,662	7,484	12,800

Total investment income	3,498,233	3,701,578	5,080,966	11,684,008

EXPENSES:
Investment advisory fees	486,217	464,995	866,360	1,396,688
Distribution (12b-1) fees – Service Shares	485,478	464,260	618,155	997,171
Administrative service fees – Service Shares	485,478	464,260	618,155	997,171
Shareholder servicing fees – Service Shares	194,191	185,704	247,261	398,869
Custody fees	58,604	81,569	114,283	141,569
Administration fees	78,097	75,063	99,048	160,324
Legal fees	60,312	57,890	76,789	120,514
Federal and state registration fees	51,144	48,970	58,197	79,952
Fund accounting fees	28,350	27,684	36,733	58,384
Audit and tax fees	16,149	16,449	16,449	16,449
Directors’ fees and expenses	28,566	27,485	36,772	56,676
Reports to shareholders	21,747	21,194	26,071	32,322
Transfer agent fees and expenses	9,283	9,106	10,340	14,160
Insurance fees	4,609	4,550	6,051	8,317
Compliance fees	7,497	7,212	9,402	15,648

Total expenses	2,015,722	1,956,391	2,840,066	4,494,214

Expense recapture (reimbursement) by Advisor
(See Note 3)	(14,630)	(13,560)	(12,695)	31,499
Less securities lending credit (See Note 6)	(58,110)	(84,675)	(106,275)	(137,285)

Net expenses	1,942,982	1,858,156	2,721,096	4,388,428

Net investment income	1,555,251	1,843,422	2,359,870	7,295,580

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	464,646	1,383,914	5,039,177	(2,176,876)
Investments in affiliates	(571,277)	(71,183)	(949,867)	148,319

Total	(106,631)	1,312,731	4,089,310	(2,028,557)

Net change in unrealized appreciation on:
Investments	7,836,218	3,577,065	9,624,470	4,119,824
Investments in affiliates	12,628,536	10,807,207	9,626,562	2,101,797

Total	20,464,754	14,384,272	19,251,032	6,221,621

Net realized and unrealized gain	20,358,123	15,697,003	23,340,342	4,193,064

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$21,913,374	$17,540,425	$25,700,212	$11,488,644

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period August 31, 2012[1] through March 31, 2013

	Multi-Asset Income Asset Allocation Fund	Fixed Income Allocation Fund	Altegris® Multi-Strategy Alternative Allocation Fund

INVESTMENT INCOME:
Dividend income	$1,601,014	$2,012,717	$—
Dividends from affiliate investments	63,267	1,612,901	1,038,662
Interest income	1,101	3,976	1,990

Total investment income	1,665,382	3,629,594	1,040,652

EXPENSES:
Investment advisory fees	116,937	315,680	32,195
Distribution (12b-1) fees – Service Shares	83,526	315,289	218,292
Administrative service fees – Service Shares	83,526	315,289	53,616
Shareholder servicing fees – Service Shares	33,411	126,116	87,317
Custody fees	26,382	38,668	21,215
Administration fees	12,163	47,149	34,021
Legal fees	26,779	101,055	86,565
Federal and state registration fees	32,385	55,557	45,925
Fund accounting fees	1,445	4,119	2,492
Audit and tax fees	16,443	16,443	16,443
Directors’ fees and expenses	3,807	14,888	10,312
Reports to shareholders	3,844	15,320	11,754
Transfer agent fees and expenses	1,021	5,996	2,249
Insurance fees	560	1,060	1,060
Compliance fees	987	3,911	2,685

Total expenses	443,216	1,376,540	626,141

Expense reimbursement by Advisor (See Note 3)	(20,380)	—	—
Less securities lending credit (See Note 6)	(55,320)	(77,710)	—

Net expenses	367,516	1,298,830	626,141

Net investment income	1,297,866	2,330,764	414,511

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on:
Investments	73,320	123,584	—
Investments in affiliates	5,828	258,054	(139,006)

Total	79,148	381,638	(139,006)

Net change in unrealized appreciation (depreciation) on:
Investments	2,704,901	(997,236)	—
Investments in affiliates	138,719	(431,920)	266,232

Total	2,843,620	(1,429,156)	266,232

Net realized and unrealized gain (loss)	2,922,768	(1,047,518)	127,226

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$4,220,634	$1,283,246	$541,737

[1] Commencement of operations.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund

	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012

OPERATIONS:
Net investment income (loss)	$615,990	$(449,570)	$2,778,763	$2,298,446
Net realized gain on investment transactions	12,907,901	25,379,781	1,243,514	33,842,641
Change in unrealized appreciation (depreciation) on investments	(6,127,721)	(12,286,197)	19,933,765	(28,443,449)

Net increase in net assets resulting from operations	7,396,170	12,644,014	23,956,042	7,697,638

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	21,114,514	31,939,165	28,863,915	41,284,965
Shares issued to holders in reinvestment of dividends	245,969	—	973,550	559,662
Shares redeemed	(10,260,736)	(3,895,350)	(15,604,223)	(5,173,389)

Net increase	11,099,747	28,043,815	14,233,242	36,671,238

Service Shares
Shares sold	21,361,024	112,113,323	20,957,853	114,824,850
Shares issued to holders in reinvestment of dividends	236,843	—	1,840,459	1,676,458
Shares redeemed	(58,405,005)	(163,945,672)	(61,447,421)	(155,967,475)

Net decrease	(36,807,138)	(51,832,349)	(38,649,109)	(39,466,167)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	(245,969)	—	(973,550)	(559,662)
Net investment income – Service Shares	(236,885)	—	(1,840,687)	(1,676,610)

Total dividends and distributions	(482,854)	—	(2,814,237)	(2,236,272)

INCREASE (DECREASE) IN NET ASSETS	(18,794,075)	(11,144,520)	(3,274,062)	2,666,437
NET ASSETS:
Beginning of year	199,984,668	211,129,188	202,798,778	200,132,341

End of year (including undistributed net investment income (loss) of $62,114, $(71,022), $525,829 and $561,303, respectively)	$181,190,593	$199,984,668	$199,524,716	$202,798,778

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	2,048,776	3,362,999	3,437,991	5,351,797
Shares issued to holders in reinvestment of dividends	24,044	—	115,350	74,821
Shares redeemed	(991,010)	(428,892)	(1,875,144)	(694,851)

Net increase	1,081,810	2,934,107	1,678,197	4,731,767

Service Shares
Shares sold	2,059,739	11,684,957	2,429,746	14,492,557
Shares issued to holders in reinvestment of dividends	23,288	—	215,763	221,754
Shares redeemed	(5,725,792)	(16,938,911)	(7,295,530)	(19,524,651)

Net decrease	(3,642,765)	(5,253,954)	(4,650,021)	(4,810,340)

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Core Fund		World ex-US Fund

	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012

OPERATIONS:
Net investment income (loss)	$273,437	$(371,574)	$2,903,141	$2,645,204
Net realized gain (loss) on investment transactions	5,068,942	3,417,901	(4,179,666)	(789,893)
Change in unrealized appreciation (depreciation) on investments	7,546,233	(3,661,311)	25,818,039	(23,504,431)

Net increase (decrease) in net assets resulting from operations	12,888,612	(614,984)	24,541,514	(21,649,120)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	22,445,768	35,637,119	52,506,550	47,752,548
Shares issued to holders in reinvestment of dividends	341,432	—	644,419	536,257
Shares redeemed	(14,900,622)	(7,995,819)	(14,909,881)	(8,429,463)

Net increase	7,886,578	27,641,300	38,241,088	39,859,342

Service Shares
Shares sold	5,372,925	55,798,047	68,395,204	54,279,153
Shares issued to holders in reinvestment of dividends	126,113	—	1,440,442	2,278,571
Shares redeemed	(18,874,352)	(47,522,395)	(74,045,567)	(115,730,785)

Net increase (decrease)	(13,375,314)	8,275,652	(4,209,921)	(59,173,061)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	(341,432)	—	(644,419)	(536,257)
Net investment income – Service Shares	(126,133)	—	(1,441,139)	(2,279,735)

Total dividends and distributions	(467,565)	—	(2,085,558)	(2,815,992)

INCREASE (DECREASE) IN NET ASSETS	6,932,311	35,301,968	56,487,123	(43,778,831)
NET ASSETS:
Beginning of year	78,050,757	42,748,789	225,923,238	269,702,069

End of year (including undistributed net investment income (loss) of $(62,048), $(34,662), $2,777,603 and $2,015,901, respectively)	$84,983,068	$78,050,757	$282,410,361	$225,923,238

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	1,934,772	3,418,942	7,113,356	6,489,227
Shares issued to holders in reinvestment of dividends	28,862	—	82,301	81,251
Shares redeemed	(1,284,015)	(814,996)	(2,030,934)	(1,169,799)

Net increase	679,619	2,603,946	5,164,723	5,400,679

Service Shares
Shares sold	456,562	4,905,502	9,665,692	7,284,429
Shares issued to holders in reinvestment of dividends	10,697	—	183,965	344,195
Shares redeemed	(1,615,250)	(4,419,198)	(9,919,664)	(15,197,691)

Net increase (decrease)	(1,147,991)	486,304	(70,007)	(7,569,067)

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunistic Equity Fund		Global Real Return Fund

	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012

OPERATIONS:
Net investment income (loss)	$746,058	$(122,977)	$897,253	$974,947
Net realized gain (loss) on investment transactions	4,854,198	(12,577,311)	(4,756,580)	(4,165,500)
Change in unrealized appreciation (depreciation) on investments	13,201,143	10,647,956	4,879,279	(5,019,398)

Net increase (decrease) in net assets resulting from operations	18,801,399	(2,052,332)	1,019,952	(8,209,951)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	29,457,609	52,372,060	8,619,468	10,727,543
Shares issued to holders in reinvestment of dividends	394,887	—	134,336	134,132
Shares redeemed	(17,215,858)	(9,512,689)	(7,635,480)	(458,265)

Net increase	12,636,638	42,859,371	1,118,324	10,403,410

Service Shares
Shares sold	9,325,458	182,674,884	11,349,361	169,097,947
Shares issued to holders in reinvestment of dividends	191,398	—	733,867	1,004,029
Shares redeemed	(46,106,624)	(63,026,524)	(44,895,468)	(57,155,937)

Net increase (decrease)	(36,589,768)	119,648,360	(32,812,240)	112,946,039

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income – Institutional Shares	(394,887)	—	(134,336)	(126,411)
Net investment income – Service Shares	(191,398)	—	(733,867)	(946,234)
Return of capital – Institutional Shares	—	—	—	(7,721)
Return of capital – Service Shares	—	—	—	(57,795)

Total dividends and distributions	(586,285)	—	(868,203)	(1,138,161)

INCREASE (DECREASE) IN NET ASSETS	(5,738,016)	160,455,399	(31,542,167)	114,001,337
NET ASSETS:
Beginning of year	160,455,399	—	114,003,337	2,000

End of year (including undistributed net investment income (loss) of $159,773, $0, $14,888 and $(52,927), respectively)	$154,717,383	$160,455,399	$82,461,170	$114,003,337

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	3,050,070	5,777,090	938,852	1,149,354
Shares issued to holders in reinvestment of dividends	39,568	—	14,261	15,418
Shares redeemed	(1,795,557)	(1,109,784)	(823,384)	(50,346)

Net increase	1,294,081	4,667,306	129,729	1,114,426

Service Shares
Shares sold	938,744	18,575,216	1,216,621	16,979,915
Shares issued to holders in reinvestment of dividends	19,255	—	77,494	114,746
Shares redeemed	(4,813,453)	(6,986,890)	(4,803,833)	(6,075,142)

Net increase (decrease)	(3,855,454)	11,588,326	(3,509,718)	11,019,519

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Core Fixed Income Fund		Tax-Exempt Fixed Income Fund

	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012

OPERATIONS:
Net investment income	$5,023,485	$7,479,078	$2,257,558	$2,972,685
Net realized gain on investment transactions	8,953,451	11,539,240	1,992,488	1,394,371
Change in unrealized appreciation (depreciation) on investments	3,790,201	6,673,590	(279,838)	5,756,168

Net increase in net assets resulting from operations	17,767,137	25,691,908	3,970,208	10,123,224

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	126,671,176	68,940,739	—	—
Shares issued to holders in reinvestment of dividends	3,059,578	584,438	—	—
Shares redeemed	(26,205,403)	(38,116,152)	—	—

Net increase	103,525,351	31,409,025	—	—

Service Shares
Shares sold	119,713,756	229,985,171	22,814,112	24,438,594
Shares issued to holders in reinvestment of dividends	7,857,792	7,246,292	2,125,734	2,989,714
Shares redeemed	(289,441,078)	(401,161,022)	(32,323,200)	(123,481,858)

Net decrease	(161,869,530)	(163,929,559)	(7,383,354)	(96,053,550)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income – Institutional Shares	(1,990,436)	(584,438)	—	—
Net investment income – Service Shares	(5,184,619)	(7,246,797)	(2,255,871)	(2,990,928)
Net realized gains – Institutional Shares	(1,069,143)	—	—	—
Net realized gains – Service Shares	(2,916,872)	—	—	—

Total dividends and distributions	(11,161,070)	(7,831,235)	(2,255,871)	(2,990,928)

DECREASE IN NET ASSETS	(51,738,112)	(114,659,861)	(5,669,017)	(88,921,254)
NET ASSETS:
Beginning of year	467,281,101	581,940,962	81,408,890	170,330,144

End of year (including undistributed net investment income (loss) of $176,482, $920,261, $68,147 and $66,460, respectively)	$415,542,989	$467,281,101	$75,739,873	$81,408,890

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	12,665,350	7,100,674	—	—
Shares issued to holders in reinvestment of dividends	308,449	59,987	—	—
Shares redeemed	(2,622,197)	(3,884,464)	—	—

Net increase	10,351,602	3,276,197	—	—

Service Shares
Shares sold	12,019,198	23,714,369	1,938,340	2,176,388
Shares issued to holders in reinvestment of dividends	789,690	746,764	181,911	266,512
Shares redeemed	(28,860,816)	(42,102,151)	(2,745,670)	(11,311,366)

Net decrease	(16,051,928)	(17,641,018)	(625,419)	(8,868,466)

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunistic Fixed Income Fund		Strategic Asset Allocation Fund

	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2013	April 29, 2011[1] Ended March 31, 2012

OPERATIONS:
Net investment income	$9,763,909	$8,223,478	$1,555,251	$791,099
Net realized gain (loss) on investment transactions	3,938,357	(5,030,191)	(106,631)	(1,102,775)
Change in unrealized appreciation (depreciation)
on investments	11,212,581	(2,198,514)	20,464,754	9,428,473

Net increase in net assets resulting from operations	24,914,847	994,773	21,913,374	9,116,797

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	97,626,601	64,598,842	923,730	—
Shares issued to holders in reinvestment of dividends	3,893,635	1,095,080	5,179	—
Shares redeemed	(40,949,711)	(27,299,114)	(88,985)	—

Net increase	60,570,525	38,394,808	839,924	—

Service Shares
Shares sold	59,196,660	307,026,836	138,739,675	147,611,371
Shares issued to holders in reinvestment of dividends	5,215,889	6,865,088	1,635,557	1,067,171
Shares redeemed	(127,923,371)	(102,815,560)	(57,129,975)	(12,102,934)

Net increase (decrease)	(63,510,822)	211,076,364	83,245,257	136,575,608

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income – Institutional Shares	(3,893,635)	(1,095,080)	(5,179)	—
Net investment income – Service Shares	(5,953,564)	(6,865,088)	(1,635,557)	(1,058,402)
Return of capital – Service Shares	—	—	—	(8,769)

Total dividends and distributions	(9,847,199)	(7,960,168)	(1,640,736)	(1,067,171)

INCREASE IN NET ASSETS	12,127,351	242,505,777	104,357,819	144,625,234
NET ASSETS:
Beginning of year	242,507,777	2,000	144,649,234	24,000

End of year (including distributions in excess of net investment income of $(1,327,640), $(1,703,352), $(292,420) and $(225,273), respectively)	$254,635,128	$242,507,777	$249,007,053	$144,649,234

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	9,870,100	6,736,982	94,646	—
Shares issued to holders in reinvestment of dividends	387,161	115,534	544	—
Shares redeemed	(4,072,647)	(2,895,278)	(8,908)	—

Net increase	6,184,614	3,957,238	86,282	—

Service Shares
Shares sold	5,969,660	30,996,452	14,796,202	16,559,127
Shares issued to holders in reinvestment of dividends	525,275	721,132	171,442	126,143
Shares redeemed	(12,887,729)	(10,686,604)	(6,078,952)	(1,394,712)

Net increase (decrease)	(6,392,794)	21,030,980	8,888,692	15,290,558

[1] Date of inception.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tactical ConstrainedSM Asset Allocation Fund		Tactical UnconstrainedSM Asset Allocation Fund

	Year Ended March 31, 2013	April 29, 2011[1] Ended March 31, 2012	Year Ended March 31, 2013	April 29, 2011[1] Ended March 31, 2012

OPERATIONS:
Net investment income	$1,843,422	$935,052	$2,359,870	$846,897
Net realized gain (loss) on investment transactions	1,312,731	(1,442,718)	4,089,310	(4,037,929)
Change in unrealized appreciation on investments	14,384,272	8,925,206	19,251,032	11,009,636

Net increase in net assets resulting from operations	17,540,425	8,417,540	25,700,212	7,818,604

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	927,302	—	846,923	—
Shares issued to holders in reinvestment of dividends	7,493	—	7,543	—
Shares redeemed	(88,557)	—	(83,079)	—

Net increase	846,238	—	771,387	—

Service Shares
Shares sold	134,707,886	147,249,517	183,929,465	195,854,836
Shares issued to holders in reinvestment of dividends	2,344,322	920,562	3,611,304	667,199
Shares redeemed	(66,447,400)	(12,545,943)	(83,970,383)	(18,994,002)

Net increase	70,604,808	135,624,136	103,570,386	177,528,033

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income – Institutional Shares	(6,307)	—	(6,002)	—
Net investment income – Service Shares	(1,820,997)	(920,562)	(2,613,278)	(667,199)
From net realized gains – Institutional Shares	(1,186)	—	(1,541)	—
From net realized gains – Service Shares	(523,324)	—	(998,026)	—

Total dividends and distributions	(2,351,814)	(920,562)	(3,618,847)	(667,199)

INCREASE IN NET ASSETS	86,639,657	143,121,114	126,423,138	184,679,438
NET ASSETS:
Beginning of year	143,145,114	24,000	184,703,438	24,000

End of year (including undistributed net investment income (loss) of $65,093, $55,710, $(30,953) and $221,133, respectively)	$229,784,771	$143,145,114	$311,126,576	$184,703,438

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	92,258	—	86,652	—
Shares issued to holders in reinvestment of dividends	764	—	794	—
Shares redeemed	(8,686)	—	(8,358)	—

Net increase	84,336	—	79,088	—

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	13,855,679	15,938,306	19,247,387	21,367,013
Shares issued to holders in reinvestment of dividends	238,244	103,318	378,941	75,732
Shares redeemed	(6,831,572)	(1,382,825)	(8,763,079)	(2,081,801)

Net increase	7,262,351	14,658,799	10,863,249	19,360,944

[1] Date of inception.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Absolute Return Asset Allocation Fund		Multi-Asset Income Asset Allocation Fund

	Year Ended March 31, 2013	April 29, 2011[1] Ended March 31, 2012	August 31, 2012[1] Ended March 31, 2013

OPERATIONS:
Net investment income	$7,295,580	$1,871,070	$1,297,866
Net realized gain (loss) on investment transactions	(2,028,557)	(599,718)	79,148
Change in unrealized appreciation on investments	6,221,621	2,560,783	2,843,620

Net increase in net assets resulting from operations	11,488,644	3,832,135	4,220,634

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	632,867	—	—
Shares issued to holders in reinvestment of dividends	5,204	—	—
Shares redeemed	(66,753)	—	—

Net increase	571,318	—	—

Service Shares
Shares sold	389,126,244	259,307,338	78,226,314
Shares issued to holders in reinvestment of dividends	6,375,492	1,125,858	920,397
Shares redeemed	(129,561,042)	(24,508,776)	(9,177,326)

Net increase	265,940,694	235,924,420	69,969,385

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income – Institutional Shares	(5,017)	—	—
Net investment income – Service Shares	(6,075,492)	(1,125,858)	(920,397)
Net realized gains – Institutional Shares	(187)	—	—
Net realized gains – Service Shares	(300,000)	—	—

Total dividends and distributions	(6,380,696)	(1,125,858)	(920,397)

INCREASE IN NET ASSETS	271,619,960	238,630,697	73,269,622
NET ASSETS:
Beginning of year	238,654,697	24,000	—

End of year (including undistributed net investment income of $1,979,089, $786,432, and $377,469, respectively)	$510,274,657	$238,654,697	$73,269,622

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	62,118	—	—
Shares issued to holders in reinvestment of dividends	515	—	—
Shares redeemed	(6,565)	—	—

Net increase	56,068	—	—

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	38,501,638	26,122,395	7,722,970
Shares issued to holders in reinvestment of dividends	629,989	114,300	90,324
Shares redeemed	(12,779,147)	(2,465,204)	(891,074)

Net increase	26,352,480	23,771,491	6,922,220

[1] Commencement of operations.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Fixed Income Allocation Fund	Altegris ® Multi-Strategy Alternative Allocation Fund

	August 31, 2012[1] Ended March 31, 2013	August 31, 2012[1] Ended March 31, 2013

OPERATIONS:
Net investment income	$2,330,764	$414,511
Net realized gain (loss) on investment transactions	381,638	(139,006)
Change in unrealized appreciation (depreciation)
on investments	(1,429,156)	266,232

Net increase in net assets resulting from operations	1,283,246	541,737

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	573,305	564,274
Shares issued to holders in reinvestment of dividends	2,558	1,070
Shares redeemed	(70,389)	(54,444)

Net increase	505,474	510,900

Service Shares
Shares sold	272,311,878	185,187,805
Shares issued to holders in reinvestment of dividends	1,762,362	395,082
Shares redeemed	(45,778,257)	(24,501,818)

Net increase	228,295,983	161,081,069

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income – Institutional Shares	(2,522)	(1,070)
Net investment income – Service Shares	(1,731,753)	(395,082)
Net realized gains – Institutional Shares	(36)	—
Net realized gains – Service Shares	(30,609)	—

Total dividends and distributions	(1,764,920)	(396,152)

INCREASE IN NET ASSETS	228,319,783	161,737,554
NET ASSETS:
Beginning of year	—	—

End of year (including undistributed net investment income of $596,489 and $18,359, respectively)	$228,319,783	$161,737,554

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	57,171	56,750
Shares issued to holders in reinvestment of dividends	256	109
Shares redeemed	(7,036)	(5,477)

Net increase	50,391	51,382

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	27,217,672	18,551,917
Shares issued to holders in reinvestment of dividends	176,236	40,315
Shares redeemed	(4,573,134)	(2,469,547)

Net increase	22,820,774	16,122,685

[1] Commencement of operations.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund

	Institutional

	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.68	$10.32
Income from investment operations:
Net investment income	0.08	0.01
Net realized and unrealized gains on investments	0.51	0.35

Total from investment operations	0.59	0.36

Less distributions:
Dividends from net investment income	(0.07)	—

Total distributions	(0.07)	—

Net asset value, end of year	$11.20	$10.68

Total return	5.54%	3.49%[2]
Supplemental data and ratios:
Net assets, end of year	$44,994,114	$31,330,264
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.92%	0.93%[3]
After expense reimbursement (recapture) and securities lending credit	0.89%	0.92%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.81%	0.33%[3]
After expense reimbursement (recapture) and securities lending credit	0.84%	0.34%[3]
Portfolio turnover rate	60.92%	126.61%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund

	Service

	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.61	$9.99	$8.41	$5.67	$8.81
Income from investment operations:
Net investment income (loss)	0.02	(0.03)	(0.01)	0.01	—

Net realized and unrealized gains (losses) on investments	0.51	0.65	1.59	2.75	(3.14)

Total from investment operations	0.53	0.62	1.58	2.76	(3.14)

Less distributions:
Dividends from net investment income	(0.02)	—	—	(0.01)	—
Dividends from net realized gains	—	—	—	—	— *
Return of capital	—	—	—	(0.01)	—

Total distributions	(0.02)	—	—	(0.02)	—

Net asset value, end of year	$11.12	$10.61	$9.99	$8.41	$5.67

Total return	5.00%	6.21%	18.79%	48.60%	-35.63%
Supplemental data and ratios:
Net assets, end of year	$136,196,479	$168,654,404	$211,129,188	$207,928,223	$203,479,219
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.52%	1.54%	1.45%	1.46%	1.40%
After expense reimbursement (recapture) and securities lending credit	1.49%	1.49%	1.43%	1.41%	1.27%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.18%	-0.32%	-0.13%	0.09%	-0.15%
After expense reimbursement (recapture) and securities lending credit	0.21%	-0.27%	-0.11%	0.14%	-0.02%
Portfolio turnover rate	60.92%	126.61%	63.33%	69.83%	98.67%

Portfolio Turnover is calculated for the Fund as a whole.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund

	Institutional

	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$8.39	$8.54
Income from investment operations:
Net investment income	0.18	0.13
Net realized and unrealized gains (losses) on investments	1.03	(0.09)

Total from investment operations	1.21	0.04

Less distributions:
Dividends from net investment income	(0.17)	(0.19)

Total distributions	(0.17)	(0.19)

Net asset value, end of year	$9.43	$8.39

Total return	14.70%	0.70%[2]
Supplemental data and ratios:
Net assets, end of year	$60,452,681	$39,721,680
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.92%	0.93%[3]
After expense reimbursement (recapture) and securities lending credit	0.91%	0.92%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.89%	1.89%[3]
After expense reimbursement (recapture) and securities lending credit	1.90%	1.90%[3]
Portfolio turnover rate	27.02%	95.12%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund

	Service

	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$8.47	$8.32	$7.44	$4.85	$9.85
Income from investment operations:
Net investment income	0.14	0.10	0.09	0.10	0.19
Net realized and unrealized gains (losses) on investments	1.03	0.13	0.88	2.60	(4.99)

Total from investment operations	1.17	0.23	0.97	2.70	(4.80)

Less distributions:
Dividends from net investment income	(0.12)	(0.08)	(0.09)	(0.11)	(0.20)
Dividends from net realized gains	—	—	—	—	— *

Total distributions	(0.12)	(0.08)	(0.09)	(0.11)	(0.20)

Net asset value, end of year	$9.52	$8.47	$8.32	$7.44	$4.85

Total return	13.96%	2.87%	13.15%	55.37%	-48.85%
Supplemental data and ratios:
Net assets, end of year	$139,072,035	$163,077,098	$200,132,341	$200,627,939	$180,181,364
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.49%	1.51%	1.44%	1.44%	1.38%
After expense reimbursement (recapture) and securities lending credit	1.49%	1.49%	1.42%	1.40%	1.22%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.33%	1.13%	1.13%	1.27%	1.60%
After expense reimbursement (recapture) and securities lending credit	1.33%	1.15%	1.15%	1.31%	1.76%
Portfolio turnover rate	27.02%	95.12%	16.35%	26.85%	58.45%

Portfolio Turnover is calculated for the Fund as a whole.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Core Fund

	Institutional

	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$11.56	$11.99
Income from investment operations:
Net investment income	0.07	—
Net realized and unrealized gains (losses) on investments	1.99	(0.43)

Total from investment operations	2.06	(0.43)

Less distributions:
Dividends from net investment income	(0.11)	—

Total distributions	(0.11)	—

Net asset value, end of year	$13.51	$11.56

Total return	17.95%	-3.59%[2]
Supplemental data and ratios:
Net assets, end of year	$44,361,656	$30,106,471
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.09%	1.22%[3]
After expense reimbursement (recapture) and securities lending credit	1.05%	1.09%[3]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.61%	-0.10%[3]
After expense reimbursement (recapture) and securities lending credit	0.65%	0.03%[3]
Portfolio turnover rate	143.14%	245.95%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Core Fund

	Service

	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$11.50	$11.61	$9.46	$5.69	$9.24
Income from investment operations:
Net investment income (loss)	—	(0.09)	(0.05)	0.01	0.08
Net realized and unrealized gains (losses) on investments	1.99	(0.02)	2.20	3.78	(3.56)

Total from investment operations	1.99	(0.11)	2.15	3.79	(3.48)

Less distributions:
Dividends from net investment income	(0.04)	—	—	—*	(0.07)
Return of capital	—	—	—	(0.02)	—*

Total distributions	(0.04)	—	—	(0.02)	(0.07)

Net asset value, end of year	$13.45	$11.50	$11.61	$9.46	$5.69

Total return	17.32%	-0.95%	22.73%	66.39%	-37.59%
Supplemental data and ratios:
Net assets, end of year	$40,621,412	$47,944,286	$42,748,789	$42,649,488	$45,179,654
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.66%	1.74%	1.71%	1.67%	1.59%
After expense reimbursement (recapture) and securities lending credit	1.59%	1.59%	1.59%	1.59%	1.28%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.01%	-0.82%	-0.66%	-0.06%	0.58%
After expense reimbursement (recapture) and securities lending credit	0.08%	-0.67%	-0.54%	0.02%	0.89%
Portfolio turnover rate	143.14%	245.95%	44.75%	52.31%	65.97%

Portfolio Turnover is calculated for the Fund as a whole.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	World ex-US Fund

	Institutional

	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$7.52	$8.75
Income from investment operations:
Net investment income	0.13	0.07
Net realized and unrealized gains (losses) on investments	0.48	(1.17)

Total from investment operations	0.61	(1.10)

Less distributions:
Dividends from net investment income	(0.07)	(0.13)

Total distributions	(0.07)	(0.13)

Net asset value, end of year	$8.06	$7.52

Total return	8.09%	-12.34%[2]
Supplemental data and ratios:
Net assets, end of year	$85,157,441	$40,623,156
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.09%	1.08%[3]
After expense reimbursement (recapture) and securities lending credit	1.09%	1.08%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.44%	1.13%[3]
After expense reimbursement (recapture) and securities lending credit	1.44%	1.13%[3]
Portfolio turnover rate	75.34%	164.90%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	World ex-US Fund

	Service

	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$7.54	$8.39	$8.01	$5.80	$11.96
Income from investment operations:
Net investment income	0.08	0.12	0.11	0.20	0.25
Net realized and unrealized gains (losses) on investments	0.49	(0.88)	0.40	2.22	(6.26)

Total from investment operations	0.57	(0.76)	0.51	2.42	(6.01)

Less distributions:
Dividends from net investment income	(0.06)	(0.09)	(0.13)	(0.21)	(0.07)
Dividends from net realized gains	—	—	—	—	(0.08)

Total distributions	(0.06)	(0.09)	(0.13)	(0.21)	(0.15)

Net asset value, end of year	$8.05	$7.54	$8.39	$8.01	$5.80

Total return	7.53%	-8.92%	6.48%	41.68%	-50.42%
Supplemental data and ratios:
Net assets, end of year	$197,252,920	$185,300,082	$269,702,069	$269,621,569	$223,339,201
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.66%	1.66%	1.50%	1.53%	1.53%
After expense reimbursement (recapture) and securities lending credit	1.59%	1.59%	1.50%	1.53%	1.52%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.93%	1.11%	1.34%	2.01%	1.94%
After expense reimbursement (recapture) and securities lending credit	1.00%	1.18%	1.34%	2.01%	1.95%
Portfolio turnover rate	75.34%	164.90%	47.34%	65.33%	144.98%

Portfolio Turnover is calculated for the Fund as a whole.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Opportunistic Equity Fund

	Institutional		Service

	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.91	$10.21	$9.86	$10.00
Income from investment operations:
Net investment income (loss)	0.08	0.02	0.03	(0.02)
Net realized and unrealized gains (losses) on investments	1.42	(0.32)	1.40	(0.12)

Total from investment operations	1.50	(0.30)	1.43	(0.14)

Less distributions:
Dividends from net investment income	(0.07)	—	(0.02)	—

Total distributions	(0.07)	—	(0.02)	—

Net asset value, end of year	$11.34	$9.91	$11.27	$9.86

Total return	15.22%	-2.94%[2]	14.56%	-1.40%
Supplemental data and ratios:
Net assets, end of year	$67,574,510	$46,233,165	$87,142,873	$114,222,234
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.06%	1.05%[3]	1.63%	1.63%
After expense reimbursement (recapture) and securities lending credit	1.05%	1.03%[3]	1.60%	1.60%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.86%	0.45%[3]	0.26%	-0.19%
After expense reimbursement (recapture) and securities lending credit	0.87%	0.47%[3]	0.29%	-0.16%
Portfolio turnover rate	78.58%	91.59%	78.58%	91.59%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Global Real Return Fund

	Institutional		Service

	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.35	$10.31	$9.40	$10.00
Income from investment operations:
Net investment income	0.14	0.10	0.08	0.07
Net realized and unrealized gains (losses) on investments	0.02	(0.88)	0.02	(0.59)

Total from investment operations	0.16	(0.78)	0.10	(0.52)

Less distributions:
Dividends from net investment income	(0.12)	(0.17)	(0.08)	(0.08)
Return of capital	—	(0.01)	—	— *

Total distributions	(0.12)	(0.18)	(0.08)	(0.08)

Net asset value, end of year	$9.39	$9.35	$9.42	$9.40

Total return	1.73%	-7.48%[2]	1.05%	-5.09%
Supplemental data and ratios:
Net assets, end of year	$11,681,383	$10,423,221	$70,779,787	$103,580,116
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.88%	0.89%[3]	1.45%	1.47%
After expense reimbursement (recapture) and securities lending credit	0.80%	0.82%[3]	1.37%	1.44%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.22%	1.08%[3]	0.76%	0.72%
After expense reimbursement (recapture) and securities lending credit	1.30%	1.15%[3]	0.84%	0.75%
Portfolio turnover rate	35.26%	55.11%	35.26%	55.11%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Core Fixed Income Fund

	Institutional

	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.77	$9.48
Income from investment operations:
Net investment income	0.17	0.21
Net realized and unrealized gains on investments	0.23	0.31

Total from investment operations	0.40	0.52

Less distributions:
Dividends from net investment income	(0.21)	(0.23)
Dividends from net realized gains	(0.10)	—

Total distributions	(0.31)	(0.23)

Net asset value, end of year	$9.86	$9.77

Total return	4.12%	5.56%[2]
Supplemental data and ratios:
Net assets, end of year	$134,362,492	$31,999,581
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.72%	0.70%[3]
After expense reimbursement (recapture) and securities lending credit	0.72%	0.69%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.53%	2.14%[3]
After expense reimbursement (recapture) and securities lending credit	1.53%	2.15%[3]
Portfolio turnover rate	213.80%	427.36%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Core Fixed Income Fund

	Service

	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.78	$9.36	$9.10	$7.92	$9.20
Income from investment operations:
Net investment income	0.11	0.17	0.21	0.33	0.41
Net realized and unrealized gains (losses) on investments	0.24	0.42	0.29	1.17	(1.11)

Total from investment operations	0.35	0.59	0.50	1.50	(0.70)

Less distributions:
Dividends from net investment income	(0.15)	(0.17)	(0.24)	(0.32)	(0.40)
Dividends from net realized gains	(0.10)	—	—	—	(0.18)

Total distributions	(0.25)	(0.17)	(0.24)	(0.32)	(0.58)

Net asset value, end of year	$9.88	$9.78	$9.36	$9.10	$7.92

Total return	3.55%	6.35%	5.58%	19.21%	-7.57%
Supplemental data and ratios:
Net assets, end of year	$281,180,497	$435,281,520	$581,940,962	$547,963,751	$504,451,429
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.30%	1.28%	1.25%	1.28%	1.26%
After expense reimbursement (recapture) and securities lending credit	1.29%	1.26%	1.24%	1.25%	1.18%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.02%	1.68%	2.23%	3.71%	4.54%
After expense reimbursement (recapture) and securities lending credit	1.03%	1.70%	2.24%	3.74%	4.62%
Portfolio turnover rate	213.80%	427.36%	485.40%	224.89%	261.77%

Portfolio Turnover is calculated for the Fund as a whole.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund

	Service

	Year Ended March 31, 2013	Year Ended March 31, 2012	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$11.47	$10.67	$10.94	$10.27	$10.64
Income from investment operations:
Net investment income	0.33	0.37	0.36	0.36	0.34
Net realized and unrealized gains (losses) on investments	0.23	0.80	(0.26)	0.66	(0.37)

Total from investment operations	0.56	1.17	0.10	1.02	(0.03)

Less distributions:
Dividends from net investment income	(0.33)	(0.37)	(0.37)	(0.35)	(0.34)

Total distributions	(0.33)	(0.37)	(0.37)	(0.35)	(0.34)

Net asset value, end of year	$11.70	$11.47	$10.67	$10.94	$10.27

Total return	4.93%	11.10%	0.89%	10.06%	-0.25%
Supplemental data and ratios:
Net assets, end of year	$75,739,873	$81,408,890	$170,330,144	$195,328,951	$193,579,910
Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.36%	1.31%	1.29%	1.30%	1.30%
After expense reimbursement (recapture)	1.29%	1.29%	1.29%	1.29%	1.29%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	2.72%	3.16%	3.25%	3.30%	3.09%
After expense reimbursement (recapture)	2.79%	3.18%	3.25%	3.31%	3.10%
Portfolio turnover rate	30.36%	38.80%	38.01%	57.44%	44.37%

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Opportunistic Fixed Income Fund

	Institutional		Service

	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012	Year Ended March 31, 2013	Year Ended March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.70	$10.07	$9.70	$10.00
Income from investment operations:
Net investment income	0.42	0.35	0.36	0.34
Net realized and unrealized gains (losses) on investments	0.57	(0.34)	0.58	(0.31)

Total from investment operations	0.99	0.01	0.94	0.03

Less distributions:
Dividends from net investment income	(0.42)	(0.38)	(0.36)	(0.33)

Total distributions	(0.42)	(0.38)	(0.36)	(0.33)

Net asset value, end of year	$10.27	$9.70	$10.28	$9.70

Total return	10.33%	0.29%[2]	9.64%	0.56%
Supplemental data and ratios:
Net assets, end of year	$104,141,739	$38,403,168	$150,493,389	$204,104,609
Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.03%	1.13%[3]	1.61%	1.63%
After expense reimbursement (recapture)	1.05%	1.05%[3]	1.55%	1.55%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	4.17%	4.20%[3]	3.52%	3.49%
After expense reimbursement (recapture)	4.15%	4.28%[3]	3.58%	3.57%
Portfolio turnover rate	101.49%	86.54%	101.49%	86.54%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Strategic Asset Allocation Fund			Tactical ConstrainedSM Asset Allocation Fund

	Institutional	Service		Institutional	Service

	September 13, 2012[1] Through March 31, 2013	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012	September 13, 2012[1] Through March 31, 2013	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.63	$9.46	$10.00	$9.98	$9.76	$10.00
Income from investment operations:
Net investment income	0.11	0.07	0.08	0.14	0.09	0.09
Net realized and unrealized gains (losses) on investments	0.62	0.80	(0.52)	0.48	0.71	(0.24)

Total from investment operations	0.73	0.87	(0.44)	0.62	0.80	(0.15)

Less distributions:
Dividends from net investment income	(0.11)	(0.07)	(0.10)	(0.14)	(0.09)	(0.09)
Dividends from net realized gains	—	—	—	(0.03)	(0.03)	—
Return of capital	—	—	— *	—	—	—

Total distributions	(0.11)	(0.07)	(0.10)	(0.17)	(0.12)	(0.09)

Net asset value, end of year	$10.25	$10.26	$9.46	$10.43	$10.44	$9.76

Total return	7.68%[2]	9.30%	-4.30%[2]	6.29%[2]	8.25%	-1.43%[2]
Supplemental data and ratios:
Net assets, end of year	$884,658	$248,122,395	$144,649,234	$879,348	$228,905,423	$143,145,114
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.42%[3]	1.04%	1.22%[3]	0.43%[3]	1.05%	1.25%[3]
After expense reimbursement (recapture) and securities lending credit	0.40%[3]	1.00%	1.00%[3]	0.38%[3]	1.00%	1.00%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.84%[3]	0.76%	1.12%[3]	2.10%[3]	0.94%	1.33%[3]
After expense reimbursement (recapture) and securities lending credit	1.86%[3]	0.80%	1.34%[3]	2.15%[3]	0.99%	1.58%[3]
Portfolio turnover rate	18.44%	18.44%	14.40%[2]	67.22%	67.22%	50.86%[2]

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Tactical Unconstrained SM Asset Allocation Fund			Absolute Return Asset Allocation Fund

	Institutional	Service		Institutional	Service

	September 13, 2012[1] Through March 31, 2013	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012	September 13, 2012[1] Through March 31, 2013	Year Ended March 31, 2013	April 29, 2011[1] Through March 31, 2012

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$9.75	$9.54	$10.00	$10.19	$10.04	$10.00
Income from investment operations:
Net investment income	0.13	0.09	0.06	0.18	0.14	0.09
Net realized and unrealized gains (losses) on investments	0.55	0.78	(0.47)	(0.02)	0.13	0.01

Total from investment operations	0.68	0.87	(0.41)	0.16	0.27	0.10

Less distributions:
Dividends from net investment income	(0.14)	(0.10)	(0.05)	(0.18)	(0.13)	(0.06)
Dividends from net realized gains	(0.04)	(0.04)	—	(0.01)	(0.01)	—

Total distributions	(0.18)	(0.14)	(0.05)	(0.19)	(0.14)	(0.06)

Net asset value, end of year	$10.25	$10.27	$9.54	$10.16	$10.17	$10.04

Total return	7.11%[2]	9.15%	-4.09%[2]	1.53%[2]	2.71%	1.01%[2]
Supplemental data and ratios:
Net assets, end of year	$810,333	$310,316,243	$184,703,438	$569,773	$509,704,884	$238,654,697
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.52%[3]	1.15%	1.32%[3]	0.51%[3]	1.13%	1.28%[3]
After expense reimbursement (recapture) and securities lending credit	0.46%[3]	1.10%	1.10%[3]	0.47%[3]	1.10%	1.10%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.89%[3]	0.90%	0.90%[3]	2.59%[3]	1.80%	1.54%[3]
After expense reimbursement (recapture) and securities lending credit	1.95%[3]	0.95%	1.12%[3]	2.63%[3]	1.83%	1.72%[3]
Portfolio turnover rate	195.89%	195.89%	293.90%[2]	64.86%	64.86%	136.33%[2]

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Multi-Asset Income Asset Allocation Fund	Fixed Income Allocation Fund		Altegris® Multi-Strategy AlternativeAllocation Fund

	Service	Institutional	Service	Institutional	Service

	August 31, 2012[1] Through March 31, 2013	September 13, 2012[1] Through March 31, 2013	August 31, 2012[1] Through March 31, 2013	September 13, 2012[1] Through March 31, 2013	August 31, 2012[1] Through March 31, 2013

Per share data for a share of capital stock outstanding for the entire year and selected information for the year are as follows:
Net asset value, beginning of year	$10.00	$10.01	$10.00	$10.07	$10.00
Income from investment operations:
Net investment income	0.22	0.13	0.10	0.05	0.03
Net realized and unrealized gains (losses) on investments	0.53	(0.04)	(0.04)	(0.07)	0.00

Total from investment operations	0.75	0.09	0.06	(0.02)	0.03

Less distributions:
Dividends from net investment income	(0.17)	(0.10)	(0.08)	(0.04)	(0.03)
Dividends from net realized gains	—	— *	— *	—	—

Total distributions	(0.17)	(0.10)	(0.08)	(0.04)	(0.03)

Net asset value, end of year	$10.58	$10.00	$9.98	$10.01	$10.00

Total return	7.55%[2]	0.88%[2]	0.59%[2]	-0.19%[2]	0.26%[2]
Supplemental data and ratios:
Net assets, end of year	$73,269,622	$503,918	$227,815,865	$514,104	$161,223,450
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.33%[3]	0.50%[3]	1.09%[3]	0.30%[3]	0.72%[3]
After expense reimbursement (recapture) and securities lending credit	1.10%[3]	0.43%[3]	1.03%[3]	0.30%[3]	0.72%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	3.66%[3]	2.44%[3]	1.78%[3]	0.84%[3]	0.47%[3]
After expense reimbursement (recapture) and securities lending credit	3.89%[3]	2.51%[3]	1.84%[3]	0.84%[3]	0.47%[3]
Portfolio turnover rate	21.35%[2]	18.75%[2]	18.75%[2]	16.16%[2]	16.16%[2]

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
NOTES TO FINANCIAL STATEMENTS
March 31, 2013

1.	Organization

GPS Funds I (formerly, AssetMark Funds) and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trust dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 7 funds: GuideMarkSM Large Cap Growth Fund, GuideMarkSM Large Cap Value Fund, GuideMarkSM Small/Mid Cap Core Fund, GuideMarkSM World ex-US Fund, GuideMarkSM Opportunistic Equity Fund, GuideMarkSM Core Fixed Income Fund, and GuideMarkSM Tax-Exempt Fixed Income Fund. GPS Funds II is comprised of the following 9 funds: GuideMarkSM Global Real Return Fund, GuideMarkSM Opportunistic Fixed Income Fund, GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund, GuidePathSM Absolute Return Asset Allocation Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund, GuidePathSM Fixed Income Allocation Fund and GuidePathSM Altegris Multi-Strategy Alternative Asset Allocation Fund (collectively, the “Funds”). All of the Funds, except for the GuideMarkSM Opportunistic Equity Fund, GuideMarkSM Opportunistic Fixed Income Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund, GuidePathSM Fixed Income Allocation Fund and GuidePathSM Altegris® Multi-Strategy Alternative Asset Allocation Fund, are classified and operate as diversified funds under the 1940 Act. The GuideMarkSM Opportunistic Equity Fund, GuideMarkSM Opportunistic Fixed Income Fund, GuidePathSM Multi-Asset Income Asset Allocation Fund, GuidePathSM Fixed Income Allocation Fund, and GuidePathSM Altegris® Multi-Strategy Alternative Asset Allocation Fund, are classified as non-diversified. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The GuideMarkSM Global Real Return Fund, GuideMarkSM Opportunistic Fixed Income Fund, GuidePathSM Strategic Asset Allocation Fund,

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and GuidePathSM Absolute Return Asset Allocation Fund were seeded on March 4, 2011 and the prospectus went effective on April 1, 2011. The GuideMarkSM Opportunistic Equity Fund, GuideMarkSM Global Real Return Fund and GuideMarkSM Opportunistic Fixed Income Fund commenced operations on April 1, 2011. The GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical ConstrainedSM Asset Allocation Fund, GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund and GuidePathSM Absolute Return Asset Allocation Fund commenced operations on April 29, 2011. The GuidePathSM Multi-Asset Income Asset Allocation Fund, GuidePathSM Fixed Income Allocation Fund and GuidePathSM Altegris Multi-Strategy Alternative Asset Allocation Fund commenced operations on August 31, 2012. Each Fund offers two classes of shares: Service Shares and Institutional Shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principals (“GAAP”).

	(a)	Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the

GuideMarkSM Funds & GuidePathSM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are valued at amortized cost.

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices and transaction prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value as determined by the applicable Fund’s Valuation Committee. Securities for which no market prices are readily available will be valued at their fair value as determined by the Valuation Committee under procedures adopted by the applicable Board of Trustees.

Security Valuation

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period.

In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, bank loans, collateralized mortgage obligations, convertible obligations, corporate obligations, U.S. and foreign government obligations, mortgage-backed securities and municipal obligations; (2) certain common stocks, convertible preferred stocks, preferred stocks, and real estate investment trusts; and (3) certain over-the-counter derivative instruments, including forward currency contracts and swaps.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade on foreign exchanges are subject to valuation adjustments.

GuideMarkSM Funds & GuidePathSM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities and certain investments purchased as securities lending collateral.

Investments purchased as securities lending collateral and warrants are normally valued by pricing vendors using relevant observable inputs, as described above. Fair valued securities are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2013:

GuideMarkSM Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$180,684,124	$—	$—	$180,684,124
Short Term Investments	243,645	—	—	243,645
Investments Purchased as Securities Lending Collateral	5,985,204	—	792	5,985,996

Total Investments in Securities	$186,912,973	$—	$792	$186,913,765

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

There was no activity in the Level 3 assets during the year ended March 31, 2013. The ending balance as of March 31, 2013 was unchanged from the ending balance as of March 31, 2012. The Level 3 investments as of March 31, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Funds & GuidePathSM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

GuideMarkSM Large Cap Value Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$196,879,429	$—	$—	$196,879,429
Short Term Investments	2,211,047	—	—	2,211,047
Investments Purchased as Securities Lending Collateral	7,402,486	—	906	7,403,392

Total Investments in Securities	$206,492,962	$—	$906	$206,493,868

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

There was no activity in the Level 3 assets during the year ended March 31, 2013. The ending balance as of March 31, 2013 was unchanged from the ending balance as of March 31, 2012. The Level 3 investments as of March 31, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$78,496,297	$—	$—	$78,496,297
Real Estate Investment Trusts	5,048,789	—	—	5,048,789
Short Term Investments	1,324,970	—	—	1,324,970
Investments Purchased as Securities Lending Collateral	8,220,480	—	247	8,220,727

Total Investments in Securities	$93,090,536	$—	$247	$93,090,783

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

There was no activity in the Level 3 assets during the year ended March 31, 2013. The ending balance as of March 31, 2013 was unchanged from the ending balance as of March 31, 2012. The Level 3 investments as of March 31, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

GuideMarkSM World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$33,519,199	$233,478,646	$—	$266,997,845
Investment Companies	3,754,946	—	—	3,754,946
Preferred Stocks	4,733,450	—	—	4,733,450
Real Estate Investment Trusts	—	320,396	—	320,396
Rights	16,925	—	—	16,925
Short Term Investments	3,465,923	—	—	3,465,923
Investments Purchased as Securities Lending Collateral	297,792	—	216	298,008

Total Investments in Securities	$45,788,235	$233,799,042	$216	$279,587,493

For further information regarding security characteristics, see the Schedule of Investments.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period.

Description	Investments in Securities

Transfers into Level 1	$3,054,728
Transfers out of Level 1	957,037

Net Transfers into/(out of) Level 1	$4,011,765

Transfers into Level 2	$957,037
Transfers out of Level 2	3,054,728

Net Transfers into/(out of) Level 2	$4,011,765

Transfers were made due to valuation adjustments on foreign common stocks to account for the market movement between the close of a foreign market and the close of the New York Stock Exchange. Transfers between levels are recognized at the end of the reporting period.

There was no activity in the Level 3 assets during the year ended March 31, 2013. The ending balance as of March 31, 2013 was unchanged from the ending balance as of March 31, 2012. The Level 3 investments as of March 31, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

GuideMarkSM Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$147,535,156	$—	$—	$147,535,156
Preferred Stocks	549,608	—	—	549,608
Real Estate Investment Trusts	1,601,320	—	—	1,601,320
Short Term Investments	4,481,280	—	—	4,481,280
Investments Purchased as Securities Lending Collateral	5,228,051	—	—	5,228,051

Total Investments in Securities	$159,395,415	$—	$—	$159,395,415

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

GuideMarkSM Global Real Return Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$82,355,888	$—	$—	$82,355,888
Short Term Investments	333,219	—	—	333,219
Investments Purchased as Securities Lending Collateral	31,804,600	—	—	31,804,600

Total Investments in Securities	$114,493,707	$—	$—	$114,493,707

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

GuideMarkSM Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$—	$14,213,541	$—	$14,213,541
Collateralized Mortgage Obligations	—	21,431,109	—	21,431,109
Corporate Obligations	—	164,684,864	—	164,684,864
Foreign Government Debt Obligations	—	484,090	—	484,090
Mortgage Backed Securities	—	107,338,606	—	107,338,606
Municipal Debt Obligations	—	1,531,525	—	1,531,525
U.S. Government Agency Issues	—	5,160,595	—	5,160,595
U.S. Treasury Obligations	—	86,606,268	—	86,606,268

Total Fixed Income	—	401,450,598	—	401,450,598
Short Term Investments	11,520,091	—	—	11,520,091
Investments Purchased as Securities Lending Collateral	1,565,877	—	191	1,566,068

Total Investments in Securities	$13,085,968	$401,450,598	$191	$414,536,757

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

There was no activity in the Level 3 assets during the year ended March 31, 2013. The ending balance as of March 31, 2013 was unchanged from the ending balance as of March 31, 2012. The Level 3 investments as of March 31, 2013 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.

GuideMarkSM Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$73,865,744	$—	$73,865,744
Short Term Investments	1,226,791	—	—	1,226,791

Total Investments in Securities	$1,226,791	$73,865,744	$—	$75,092,535

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

GuideMarkSM Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$3,962,420	$—	$—	$3,962,420
Convertible Preferred Stock	793,028	204,875	—	997,903
Preferred Stock	59,539	744,717	—	804,256

Total Equity	4,814,987	949,592	—	5,764,579
Fixed Income
Asset Backed Securities	—	850,317	—	850,317
Bank Loans	—	6,079,329	—	6,079,329
Collateralized Mortgage Obligations	—	34,223,495	—	34,223,495
Convertible Obligations	—	3,519,884	—	3,519,884
Corporate Obligations	—	45,745,659	—	45,745,659
Foreign Government Obligations	—	68,919,973	—	68,919,973
Mortgage Backed Securities	—	51,010,900	—	51,010,900

Total Fixed Income	—	210,349,557	—	210,349,557
Short Term Investments	24,045,212	5,304,440	—	29,349,652

Total Investments in Securities	$28,860,199	$216,603,589	$—	$245,463,788

Other Financial Instruments*
Forward Currency Contracts	$—	$3,853,087	$—	$3,853,087
Futures	(130,503)	—	—	(130,503)
Swaps	—	(66,940)	—	(66,940)

Total	$(130,503)	$3,786,147	$—	$3,655,644

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures, and swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

GuidePathSM Strategic Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$242,335,075	$—	$—	$242,335,075
Short Term Investments	5,991,979	—	—	5,991,979
Investments Purchased as Securities Lending Collateral	21,329,599	—	—	21,329,599

Total Investments in Securities	$269,656,653	$—	$—	$269,656,653

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

GuidePathSM Tactical ConstrainedSM Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$223,615,399	$—	$—	$223,615,399
Short Term Investments	5,548,455	—	—	5,548,455
Investments Purchased as Securities Lending Collateral	15,311,873	—	—	15,311,873

Total Investments in Securities	$244,475,727	$—	$—	$244,475,727

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$303,792,474	$—	$—	$303,792,474
Short Term Investments	7,476,129	—	—	7,476,129
Investments Purchased as Securities Lending Collateral	24,743,125	—	—	24,743,125

Total Investments in Securities	$336,011,728	$—	$—	$336,011,728

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

GuidePathSM Absolute Return Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$499,148,627	$—	$—	$499,148,627
Short Term Investments	11,658,838	—	—	11,658,838
Investments Purchased as Securities Lending Collateral	21,172,507	—	—	21,172,507

Total Investments in Securities	$531,979,972	$—	$—	$531,979,972

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

GuidePathSM Multi-Asset Income Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$71,189,685	$—	$—	$71,189,685
Short Term Investments	2,531,910	—	—	2,531,910
Investments Purchased as Securities Lending Collateral	13,230,715	—	—	13,230,715

Total Investments in Securities	$86,952,310	$—	$—	$86,952,310

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

GuidePathSM Fixed Income Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$223,606,364	$—	$—	$223,606,364
Short Term Investments	3,940,201	—	—	3,940,201
Investments Purchased as Securities Lending Collateral	21,608,881	—	—	21,608,881

Total Investments in Securities	$249,155,446	$—	$—	$249,155,446

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$158,062,304	$—	$—	$158,062,304
Short Term Investments	3,561,497	—	—	3,561,497

Total Investments in Securities	$161,623,801	$—	$—	$161,623,801

For further information regarding security characteristics, see the Schedule of Investments. There were no transfers in or out of Levels 1 and 2 during the year ended March 31, 2013.

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

Derivative Instruments and Hedging Activities

Each Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

GuideMarkSM Core Fixed Income Fund

During the period, the Fund used money market and fixed income derivatives including futures for both hedging and investment purposes, primarily duration management and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on 90-day Eurodollars: short, medium, and long-term U.S. debt, medium and long-term German debt, long-term Australian debt, and long-term debt of the United Kingdom.

In general, the use of derivatives may increase the risk within the Fund. The use of over-the-counter derivatives involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as a Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to a Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund used futures contracts during the period primarily to manage interest rate risk.

There were no derivatives held at March 31, 2013.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2013

Amount of Realized Loss on Derivatives Recognized in Income

Futures

Interest Rate Contracts	$460,104

Total	$460,104

Change in Unrealized Appreciation on Derivatives Recognized in Income

Futures

Interest Rate Contracts	$198,569

Total	$198,569

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

GuideMarkSM Opportunistic Fixed Income Fund

The Trust has adopted derivative instruments disclosure standards, in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize total investment returns, consisting of interest income, capital appreciation and currency gains, through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into financial futures contracts primarily to manage interest rate risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund entered into option contracts to gain investment exposures in accordance with its objective.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

Balance Sheet — Values of Derivative Instruments as of March 31, 2013

	Asset Derivatives		Liability Derivatives

	Balance Sheet Location	Value	Balance Sheet Location	Value

Credit Contracts — Swaps	Appreciation on Swap Agreements	$88,084	Depreciation on Swap Agreements	$155,024
Foreign Exchange Contracts — Forward Currency Contracts	Appreciation of forward currency contracts	5,380,715	Depreciation of forward currency contracts	1,527,628
Equity Contracts — Futures*	Variation margin on futures contracts	—	Variation margin on futures contracts	41,354
Interest Rate Contracts — Futures*	Variation margin on futures contracts	7,494	Variation margin on futures contracts	96,643

Total		$5,476,293		$1,820,649

* Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended March 31, 2013

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Futures	Forward Currency Contracts	Options Written	Purchased Options	Swaps	Total

Interest Rate Contracts	$(160,014)	$—	$—	$—	$—	$(160,014)
Foreign Exchange Contracts	—	4,235,304	144,323	(312,379)	—	4,067,248
Equity Contracts	(282,181)	—	39,648	(106,944)	—	(349,477)
Credit Contracts	—	—	—	—	(1,712,489)	(1,712,489)

Total	$(442,195)	$4,235,304	$183,971	$(419,323)	$(1,712,489)	$1,845,268

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Futures	Forward Currency Contracts	Options Written	Purchased Options	Swaps	Total

Interest Rate Contracts	$(90,028)	$—	$—	$—	$—	$(90,028)
Foreign Exchange Contracts	—	2,397,330	(141,680)	238,218	—	2,493,868
Equity Contracts	(13,420)	—	441	5,223	—	(7,756)
Credit Contracts	—	—	—	—	(16,597)	(16,597)

Total	$(103,448)	$2,397,330	$(141,239)	$243,441	$(16,597)	$2,379,487

The average monthly market value of purchased and written options during the year ended March 31, 2013 were as follows:

	GuideMarkSM Core Fixed Income Fund	GuideMarkSM Opportunistic Fixed Income Fund

Purchased Options	$—	$120,494
Written Options	$—	$22,453

The average monthly notional amount of futures, forwards, and swaps during the period ended March 31, 2013 were as follows:

Long Positions	GuideMarkSM Core Fixed Income Fund	GuideMarkSM Opportunistic Fixed Income Fund

Futures	$19,711,804	$112,712
Forwards	$—	$72,585,519
Swaps	$—	$32,233,635

Short Positions	GuideMarkSM Core Fixed Income Fund	GuideMarkSM Opportunistic Fixed Income Fund

Futures	$12,238,271	$10,391,596
Forwards	$—	$63,938,061

Cross	GuideMarkSM Core Fixed Income Fund	GuideMarkSM Opportunistic Fixed Income Fund

Forwards	$—	$28,704,287

Derivative Risks

The risks of using the various types of derivatives in which the Funds may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor or sub-advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

(b)	Subsequent Events Evaluation.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the below.

Genworth Holdings, Inc. (formerly named Genworth Financial, Inc.) (“Genworth”), the parent company of: (i) Genworth Financial Wealth Management, Inc. (“GFWM”), the investment advisor of each Fund; and (ii) Altegris Advisors, LLC (“Altegris”), sub-advisor of the GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund, has agreed to enter into a transaction (the “Transaction”) whereby private equity funds managed by Aquiline Capital Partners LLC and Genstar Capital, LLC and certain other investors (together the “Buyer”) would acquire GFWM and Altegris. The closing of the Transaction is expected to occur in the second half of 2013 (the “Closing”), provided all of the conditions to the Closing are met. Upon the Closing, GFWM and Altegris will be indirect wholly owned subsidiaries of the Buyer.

In order to provide cost and operational efficiencies moving forward, shareholders of GPS Funds I and GPS Funds II are being asked to approve a new slate of Trustees so that the Board of each of GPS Funds I and GPS Funds II will consist of the same individuals.

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed actions against all shareholders of The Tribune Company, which included the GuideMarkSM Large Cap Value Fund, who tendered shares when the Tribune

Company went private in 2007 in a leveraged buy-out transaction, seeking the return of proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

(c)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(d)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(f)	Indemnifications

Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(g)	Expenses

Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets.

(h)	Organization and Offering Costs

Organization costs consist of costs incurred to establish a Trust and enable it legally to do business. The Fund expenses organizational costs as incurred. These expenses were advanced by the Advisor, and the Advisor has agreed to reimburse the Funds for these expenses, subject to potential recovery (see Note 3). Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are then amortized to expense over twelve months on a straight-line basis.

(i)	Security Transactions and Income Recognition

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and the interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(j)	Distributions to shareholders

The Funds, with the exception of the Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, and Opportunistic Fixed Income Fund, will distribute any net investment income at least annually. The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, and Opportunistic Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(k)	Derivatives

Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

anticipates selling a security denominated in a foreign currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange traded options, or the options are not exchange traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Futures

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.

The Core Fixed Income Fund and each of the GPS Funds II portfolios may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Core Fixed Income Fund and each of the GPS Funds II portfolios may also purchase and write call and put options on such future contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Core Fixed Income Fund and each of the GPS Funds II portfolios may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Core Fixed Income Fund and each of the GPS Funds II portfolios may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.

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March 31, 2013

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

(l)	Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(m)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respected transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(n)	Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(o)	Auction Rate Securities

The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, and each of the GPS Funds II portfolios each may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities.

(p)	Short Sales

Although not currently part of any Fund’s principal investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(q)	Trustee Compensation

Each Trust has its own Board of Trustees. For the services performed as Trustees of GPS Funds I, the Independent Trustees receive a retainer fee of $45,000 per year and $4,500 per in person meeting attended, as well as reimbursement for expenses incurred in

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

connection with attendance at such meetings. The Lead Independent Trustee receives an additional retainer fee of $10,000 per year. The Audit Committee Chair receives an additional retainer fee of $5,000 per year. Telephonic meeting fees are determined according to the length of the meeting as follows: $2,000 for one to two hours, $3,000 for two to three hours and $4,000 for three hours or longer. For the services performed as Trustees of GPS Funds II the Independent Trustees receive a retainer fee of $55,000 per year, $2,500 per quarterly meeting attended in person, $3,000 per special meeting attended in person, and $1,000 per special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees are allocated proportionally to each Fund within the Trust based on total assets under management.

The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

3.	Investment Advisor

Each Trust has entered into an Investment Advisory Agreement (collectively, the “Agreement”) with Genworth Financial Wealth Management, Inc. (the “Advisor” or “GFWM”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.70%
Large Cap Value Fund	0.70%
Small/Mid Cap Core Fund	0.75%
World ex-US Fund	0.70%
Opportunistic Equity Fund	0.80%
Global Real Return Fund	0.65%

Core Fixed Income Fund	0.50%
Tax-Exempt Fixed Income Fund	0.50%
Opportunistic Fixed Income Fund	0.70%
Strategic Asset Allocation Fund	0.25%
Tactical ConstrainedSM Asset Allocation Fund	0.25%
Tactical UnconstrainedSM Asset Allocation Fund	0.35%
Absolute Return Asset Allocation Fund	0.35%
Multi-Asset Income Asset Allocation Fund	0.35%
Fixed Income Allocation Fund	0.25%
Altegris® Multi-Strategy Alternative Allocation Fund	0.15%

GFWM also provides certain administrative services to the Service Shares of the Funds, pursuant to Administrative Services Agreements between the Funds and GFWM, for which GFWM receives a fee of 0.25% of the average daily net assets of the Service Shares of the Funds. Effective October 26, 2012, GFWM is voluntarily waiving the Investment Advisory Fee and Administrative Services fee in the GuidePath® Altegris Multi-Strategy Alternative Allocation Fund. The administrative services may include development and maintenance of a web-based software platform for both investment advisers and shareholders; creation of a customized full-color client quarterly performance review for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing and following up on custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the Service Shares; including the transfer agent and custodian.

In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to waive 0.025% of each Fund’s annual advisory fee on assets in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on assets in excess of $12 billion.

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

Each Fund and the Advisor have also entered into an Expense Waiver and Reimbursement Agreement under which the Advisor has agreed to waive, through July 31, 2013, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s net annual operating expenses (excluding Distribution (12b-1) Fees, Administrative Service Fees, taxes, interest, trading costs, acquired fund expenses, expenses paid with securities lending expense offset credits and non-routine expenses) do not exceed the following rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.99%
Large Cap Value Fund	0.99%
Small/Mid Cap Core Fund	1.09%

World ex-US Fund	1.09%
Opportunistic Equity Fund	1.10%
Global Real Return Fund	1.05%
Core Fixed Income Fund	0.79%
Tax-Exempt Fixed Income Fund	0.79%
Opportunistic Fixed Income Fund	1.05%
Strategic Asset Allocation Fund	0.50%
Tactical ConstrainedSM Asset Allocation Fund	0.50%
Tactical UnconstrainedSM Asset Allocation Fund	0.60%
Absolute Return Asset Allocation Fund	0.60%
Multi-Asset Income Asset Allocation Fund	0.60%
Fixed Income Allocation Fund	0.55%
Altegris® Multi-Strategy Alternative Allocation Fund	0.50%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee or expense was waived or reimbursed. As of March 31, 2013, Large Cap Value Fund, Global Real Return Fund, Fixed Income Allocation Fund and Altegris® Multi-Strategy Alternative Allocation Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Funds listed below in order to keep these Funds at their expense cap. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2014	Year of Expiration 03/31/2015	Year of Expiration 03/31/2016

Large Cap Growth	—	27,516	18,182
Small/Mid Cap Core Fund	21,243	46,007	15,486
World ex-US Fund	—	142,535	142,200
Opportunistic Equity Fund	—	1,804	18,376
Core Fixed Income Fund	—	—	24,268
Tax-Exempt Fixed Income Fund	21,611	26,492	53,717
Opportunistic Fixed Income Fund	—	199,792	100,926
Strategic Asset Allocation Fund	28,403	109,544	26,716
Tactical ConstrainedSM Asset Allocation Fund	20,506	129,239	33,542
Tactical UnconstrainedSM Asset Allocation Fund	4,119	116,347	49,063
Absolute Return Asset Allocation Fund	—	141,125	37,054
Multi-Asset Income Asset Allocation Fund	—	—	20,380

Sub-advisory services are provided to certain of the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

GuideMarkSM Funds & GuidePathSM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

4.	Distribution Plan

Each Trust, on behalf of the Service Shares class of its Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons (including affiliates of the Trust) who provide support services in connection with the distribution of the Funds’ Service Shares class and servicing of the Funds’ Service Shares class shareholders. For example, these amounts are paid to financial intermediaries that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the Genworth Financial Wealth Management Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided to facilitate the operation of the program. These financial intermediaries and affiliates of the Trust also receive payments from the Trust outside of the 12b-1 Plan for shareholder services that are unrelated to distribution services. Capital Brokerage Corp., an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds.

5.	Service and Custody Agreements

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

Additionally, the Opportunistic Fixed Income Fund has entered into a Custody Agreement with the Bank of New York Mellon for certain custody services.

6.	Securities Lending

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement.

As of March 31, 2013, the Funds (excluding the Tax-Exempt Fixed Income Fund, Opportunistic Fixed Income Fund and Altegris Multi-Strategy Alternative Allocation Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending offset.

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

As of March 31, 2013, the values of securities loaned and collateral received were as follows:

	Value of Securities Loaned	Payable for Collateral on Securities Loaned	Collateral Excess (Deficit) due to (from) Securities Lending Agent	Cost of Securities Purchased as Securities Lending Collateral	Unrealized Depreciation	Value of Securities Purchased as Securities Lending Collateral

Large Cap Growth Fund	$5,513,907	$6,000,926	$4,786	$6,002,896	$(16,900)	$5,985,996
Large Cap Value Fund	7,234,414	7,421,930	4,016	7,422,729	(19,337)	7,403,392
Small/Mid Cap Core Fund	7,965,827	8,242,073	(15,207)	8,225,987	(5,260)	8,220,727
World ex-US Fund	275,830	297,792	5,588	302,615	(4,607)	298,008
Opportunistic Equity Fund	5,101,789	5,228,051	—	5,228,051	—	5,228,051
Global Real Return Fund	30,817,207	31,804,600	—	31,804,600	—	31,804,600
Core Fixed Income Fund	1,530,699	1,569,991	817	1,570,132	(4,064)	1,566,068
Strategic Asset Allocation Fund	20,668,407	21,329,599	—	21,329,599	—	21,329,599
Tactical ConstrainedSM Asset Allocation Fund	14,936,110	15,311,873	—	15,311,873	—	15,311,873
Tactical UnconstrainedSM Asset Allocation Fund	24,185,761	24,743,125	—	24,743,125	—	24,743,125
Absolute Return Asset Allocation Fund	20,691,438	21,172,507	—	21,172,507	—	21,172,507
Multi-Asset Income Asset Allocation Fund	12,924,266	13,230,715	—	13,230,715	—	13,230,715
Fixed Income Allocation Fund	21,080,267	21,608,881	—	21,608,881	—	21,608,881

	$172,925,922	$177,962,063	$—	$177,953,710	$(50,168)	$177,903,542

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended March 31, 2013 are summarized below.

	Purchases	Sales

Large Cap Growth Fund	$107,636,961	$131,998,858
Large Cap Value Fund	50,525,895	71,758,721
Small/Mid Cap Core Fund	111,547,546	115,875,765
World ex-US Fund	224,114,787	192,704,011
Opportunistic Equity Fund	110,900,837	127,237,625
Global Real Return Fund	35,375,861	66,712,009
Core Fixed Income Fund*	935,148,941	1,000,464,022
Tax-Exempt Fixed Income Fund	24,122,218	32,607,527
Opportunistic Fixed Income Fund	225,398,031	228,850,921
Strategic Asset Allocation Fund	116,018,072	35,078,344
Tactical ConstrainedSM Asset Allocation Fund	190,904,960	122,414,200
Tactical UnconstrainedSM Asset Allocation Fund	575,069,984	474,001,028
Absolute Return Asset Allocation Fund	513,698,453	251,296,061
Multi-Asset Income Asset Allocation Fund	80,362,900	12,073,168
Fixed Income Allocation Fund	264,732,452	39,663,193
Altegris® Multi-Strategy Alternative Allocation Fund	181,693,619	23,758,971

*	Included in these amounts were $214,720,835 of purchases and $257,224,611 of sales of U.S. Government Securities.

8.	Option Contracts Written

The premium amount and number of option contracts written during the period ended March 31, 2013 in the Opportunistic Fixed Income Fund, were as follows:

	Amount of Premiums	Number of Contracts	Notional Amount

Outstanding at 3/31/12	$218,467	1,600	$5,600,000
Options written	25,275	484	—
Options expired	—	—	—
Options exercised	—	—	—
Options closed	(243,742)	(2,084)	(5,600,000)

Outstanding at 3/31/13	—	—	—

9.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements of its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective applications for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statements disclosures.

10.	Other Tax Information

Net Investment Income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

These differences are primarily due to foreign currency, Passive Foreign Investment Companies, Partnerships and paydown reclassifications. On the Statement of Assets and Liabilities, the following adjustments were made:

	Accumulated Net Investment Income or (Loss)	Accumulated Realized Gain or (Loss)	Capital Stock

Large Cap Growth Fund	$—	$—	$—
Large Cap Value Fund	—	—	—
Small/Mid Cap Core Fund	166,742	(166,210)	(532)
World ex-US Fund	(55,881)	55,881	—
Opportunistic Equity Fund	—	—	—
Global Real Return Fund	38,765	—	(38,765)
Core Fixed Income Fund	1,407,791	(1,407,791)	—
Tax-Exempt Fixed Income Fund	—	—	—
Opportunistic Fixed Income Fund	304,827	(304,827)	—
Strategic Asset Allocation Fund	18,338	(18,338)	—
Tactical ConstrainedSM Asset Allocation Fund	(6,735)	6,735	—
Tactical UnconstrainedSM Asset Allocation Fund	7,324	(7,324)	—
Absolute Return Asset Allocation Fund	(22,414)	22,414	—
Multi-Asset Income Asset Allocation Fund	—	—	—
Fixed Income Allocation Fund	—	—	—
Altegris® Multi-Strategy Alternative Allocation Fund	—	—	—

The Funds intend to utilize capital loss carryforwards to offset future realized capital gains. Indefinite carryovers must be used first, resulting in a greater likelihood that pre-enactment losses may expire. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses expiring:

				Indefinite*

	3/31/17	3/31/18	3/31/19	Short Term	Long Term

Large Cap Growth Fund	$—	$58,944,515	$—	$—	$—
Large Cap Value Fund	23,475,667	146,948,668	—	—	—
Small/Mid Cap Core Fund	11,195,066	12,866,943	—	—	—
World ex-US Fund	63,053,726	139,582,037	—	2,504,250	5,502,519
Opportunistic Equity Fund	—	—	—	6,107,898	—
Global Real Return Fund	—	—	—	2,414,659	2,876,816
Core Fixed Income Fund	—	—	—	—	—
Tax-Exempt Fixed Income Fund	1,973,444	2,354,785	—	—	—
Opportunistic Fixed Income Fund	—	—	—	—	—
Strategic Asset Allocation Fund	—	—	—	—	—
Tactical ConstrainedSM Asset Allocation Fund	—	—	—	—	—
Tactical UnconstrainedSM Asset Allocation Fund	—	—	—	—	—
Absolute Return Asset Allocation Fund	—	—	—	—	—
Multi-Asset Income Asset Allocation Fund	—	—	—	—	—
Fixed Income Allocation Fund	—	—	—	—	—
Altegris® Multi-Strategy Alternative
Allocation Fund	—	—	—	—	—

*

The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses and their character is retained as short-term or long-term losses.

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NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

Additionally, at March 31, 2013, the Funds deferred on a tax basis post-October losses as follows:

	Ordinary Late Year Loss	Capital Loss

Large Cap Growth Fund	$—	$1,073,605
Large Cap Value Fund	—	—
Small/Mid Cap Core Fund	62,048	—
World ex-US Fund	—	6,987,092
Opportunistic Equity Fund	—	—
Global Real Return Fund	258,192	802,868
Core Fixed Income Fund	—	—
Tax-Exempt Fixed Income Fund	—	—
Opportunistic Fixed Income Fund	—	—
Strategic Asset Allocation Fund	261,467	—
Tactical ConstrainedSM Asset Allocation Fund	—	—
Tactical UnconstrainedSM Asset Allocation Fund	—	—
Absolute Return Asset Allocation Fund	—	1,027,798
Multi-Asset Income Asset Allocation Fund	—	—
Fixed Income Allocation Fund	—	—
Altegris® Multi-Strategy Alternative Allocation Fund	—	—

The qualified late year ordinary loss is the excess of the sum of the specified losses attributable to the portion of the taxable year after October 31, and the ordinary losses attributable to the portion of the taxable year after December 31, over the sum of the specified gains attributable to the portion of the taxable year after October 31, and other ordinary income attributable to the portion of the taxable year after December 31.

The tax components of distributions paid during the fiscal years ended March 31, 2013 and March 31, 2012 are as follows:

	Year Ended March 31, 2013

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

Large Cap Growth Fund	$482,854	$—	$—
Large Cap Value Fund	2,814,237	—	—
Small/Mid Cap Core Fund	467,565	—	—
World ex-US Fund	2,085,558	—	—
Opportunistic Equity Fund	586,285	—	—
Global Real Return Fund	826,381	—	41,822
Core Fixed Income Fund	9,154,978	2,006,092	—
Tax-Exempt Fixed Income Fund*	2,255,871	—	—
Opportunistic Fixed Income Fund	9,847,199	—	—
Strategic Asset Allocation Fund	1,640,736	—	—
Tactical ConstrainedSM Asset Allocation Fund	2,351,814	—	—
Tactical UnconstrainedSM Asset Allocation Fund	3,618,847	—	—
Absolute Return Asset Allocation Fund	6,299,046	81,650	—
Multi-Asset Income Asset Allocation Fund	920,397	—	—
Fixed Income Allocation Fund	1,764,920	—	—
Altegris® Multi-Strategy Alternative Allocation Fund	396,152	—	—
* Contains $2,218,936 of tax-exempt income for year ended 3/31/2013 and $2,931,871 of tax-exempt income for year ended 3/31/2012.

GuideMarkSM Funds & GuidePathSM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

	Year Ended March 31, 2012

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

Large Cap Growth Fund	$—	$—	$—
Large Cap Value Fund	2,236,272	—	—
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	2,815,992	—	—
Opportunistic Equity Fund	—	—	—
Global Real Return Fund	1,072,645	—	65,516
Core Fixed Income Fund	7,831,235	—	—
Tax-Exempt Fixed Income Fund*	2,990,928	—	—
Opportunistic Fixed Income Fund	7,960,168	—	—
Strategic Asset Allocation Fund	1,058,402	—	8,769
Tactical ConstrainedSM Asset Allocation Fund	920,562	—	—
Tactical UnconstrainedSM Asset Allocation Fund	667,199	—	—
Absolute Return Asset Allocation Fund	1,125,858	—	—
* Contains $2,931,871 of tax-exempt income for year ended 3/31/2012.

At March 31, 2013, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Core Fund	World ex-US Fund	Opportunistic Equity Fund	Global Real Return Fund

Cost of Investments	148,282,933	163,791,640	78,273,310	254,022,396	137,111,210	117,153,092
Gross Unrealized Appreciation	41,778,829	47,243,576	16,662,447	39,923,843	25,656,735	4,946,974
Gross Unrealized Depreciation	(3,147,997)	(4,541,348)	(1,844,974)	(14,358,746)	(3,372,530)	(7,606,359)

Net Unrealized Appreciation/ (Depreciation)	38,630,832	42,702,228	14,817,473	25,565,097	22,284,205	(2,659,385)

Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—	—
Undistributed Ordinary Income	62,114	525,829	—	3,464,187	159,773	—
Undistributed Long-Term Cap Gains	—	—	—	—	—	—

Total Distributable Earnings	62,114	525,829	—	3,464,187	159,773	—

Other Accumulated Gains/(Losses)	(60,018,120)	(170,424,335)	(24,124,057)	(217,641,237)	(6,107,898)	(6,387,926)

Total Accumulated Earnings/(Losses)	(21,325,174)	(127,196,278)	(9,306,584)	(188,611,953)	16,336,080	(9,047,311)

GuideMarkSM Funds & GuidePathSM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund	Opportunistic Fixed Income Fund	Strategic Asset Allocation Fund	Tactical ConstrainedSM Asset Allocation Fund	Tactical UnconstrainedSM Asset Allocation Fund

Cost of Investments	403,407,097	68,889,301	240,127,511	242,124,304	223,082,002	308,501,808
Gross Unrealized Appreciation	13,001,397	6,341,928	9,235,761	30,296,259	24,091,267	30,518,731
Gross Unrealized Depreciation	(1,871,737)	(138,694)	(3,899,484)	(2,763,910)	(2,697,542)	(3,008,811)

Net Unrealized Appreciation/ (Depreciation)	11,129,660	6,203,234	5,336,277	27,532,349	21,393,725	27,509,920

Undistributed Tax-Exempt Ordinary Income	—	—	—	—	—	—
Undistributed Ordinary Income	244,092	68,147	1,823,259	403,266	1,046,256	1,721,193
Undistributed Long-Term Cap Gains	1,135,333	—	321,238	729,058	317,781	74,379

Total Distributable Earnings	1,379,425	68,147	2,144,497	1,132,324	1,364,037	1,795,572

Other Accumulated Gains/(Losses)	8	(4,328,229)	663,193	(292,420)	(30,953)	(30,953)

Total Accumulated Earnings/(Losses)	12,509,093	1,943,152	8,143,967	28,372,253	22,726,809	29,274,539

GuideMarkSM Funds & GuidePathSM Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
March 31, 2013

	Absolute Return Asset Allocation Fund	Multi-Asset Income Asset Allocation Fund	Fixed Income Allocation Fund	Altegris® Multi-Strategy Alternative Allocation Fund

Cost of Investments	525,075,818	84,141,475	250,787,903	161,548,024
Gross Unrealized Appreciation	10,578,730	3,133,638	1,038,705	3,793,975
Gross Unrealized Depreciation	(3,674,576)	(322,803)	(2,671,162)	(3,718,198)

Net Unrealized Appreciation/ (Depreciation)	6,904,154	2,810,835	(1,632,457)	75,777

Undistributed Tax-Exempt Ordinary Income	—	—	—	—
Undistributed Ordinary Income	2,010,042	475,390	754,317	69,808
Undistributed Long-Term Cap Gains	—	14,012	396,466	—

Total Distributable Earnings	2,010,042	489,402	1,150,783	69,808

Other Accumulated Gains/(Losses)	(1,058,751)	—	—	—

Total Accumulated Earnings/(Losses)	7,855,445	3,300,237	(481,674)	145,585

GuideMarkSM Funds & GuidePathSM Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of the GPS Funds I and GPS Funds II:

We have audited the accompanying statements of assets and liabilities of the GuideMark Large Cap Growth Fund, GuideMark Large Cap Value Fund, GuideMark Small/Mid Cap Core Fund, GuideMark World Ex-US Fund, GuideMark Opportunistic Equity Fund, GuideMark Global Real Return Fund, GuideMark Core Fixed Income Fund, GuideMark Tax-Exempt Fixed Income Fund, GuideMark Opportunistic Fixed Income Fund, GuidePath Strategic Asset Allocation Fund, GuidePath Tactical Constrained Asset Allocation Fund, GuidePath Tactical Unconstrained Asset Allocation Fund, GuidePath Absolute Return Asset Allocation Fund, GuidePath Multi-Asset Income Asset Allocation Fund, GuidePath Fixed Income Allocation Fund, and the GuidePath Altegris Multi-Strategy Alternative Allocation Fund (collectively referred to as the Funds), including the schedules of investments, as of March 31, 2013, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2013, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of March 31, 2013, the results of its operations, the changes in its net assets, and the financial highlights for the periods described in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

[signed] KPMG LLP
Minneapolis, Minnesota
May 30, 2013

GuideMarkSM Funds & GuidePathSM Funds
ADDITIONAL INFORMATION
March 31, 2013

Additional Information

1.	Shareholder Notification of Federal Tax Status (Unaudited)

The Funds designated the following percentages of dividends during the fiscal year 2013 as dividends qualifying for the dividends received deduction available to corporate shareholders and as dividends from net investment income that are qualifying income under the Jobs and Growth Tax Relief Reconciliation Act of 2003, respectively:

	Dividends received deduction % for corporate shareholders	% of dividends as qualified income

Large Cap Growth Fund	100.00%	100.00%
Large Cap Value Fund	100.00%	100.00%
Small/Mid Cap Core Fund	92.12%	100.00%
World ex-US Fund	0.14%	100.00%
Opportunistic Equity Fund	100.00%	100.00%
Global Real Return Fund	21.62%	87.64%
Core Fixed Income Fund	0.16%	0.13%
Tax-Exempt Fixed Income Fund	0.00%	0.00%
Opportunistic Fixed Income Fund	11.11%	3.12%
Strategic Asset Allocation Fund	100.00%	100.00%
Tactical ConstrainedSM Asset Allocation Fund	13.04%	19.47%
Tactical UnconstrainedSM Asset Allocation Fund	27.36%	42.43%
Absolute Return Asset Allocation Fund	12.73%	12.98%
Multi-Asset Income Asset Allocation Fund	13.67%	25.82%
Fixed Income Allocation Fund	1.75%	1.94%
Altegris® Multi-Strategy Alternative Allocation Fund	0.00%	6.24%

2.	Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue Code, the GuideMarkSM World ex-US Fund and GuideMarkSM Opportunistic Fixed Income Fund designate the following amounts as foreign taxes paid for the year ended March 31, 2013. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*

World ex-US Fund	$496,646	$0.0142	99.41%

*	The Fund listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.

GuideMarkSM Funds & GuidePathSM Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2013

3.          Disclosure Regarding Fund Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

GPS Funds I
Independent Trustees

William J. Klipp Year of Birth: 1955 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523-3967	Lead Independent Trustee	Indefinite Term since January 2001. Lead Independent Trustee since May 2007.	Retired (1990-present). Formerly, President andChief Operating Officer, Charles Schwab Investment Management, Inc. and Executive Vice President, Schwab Funds (1993-1999).	7	Trustee, Adelante Real Estate Fund (2000 to 2010).

R. Thomas DeBerry Year of Birth: 1941 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523-3967	Independent Trustee	Indefinite Term since January 2001.	Retired; President, DeBerry Consulting (a securities consulting firm) (1988 to present).	7	None.

Dennis G. Schmal Year of Birth: 1947 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523-3967	Independent Trustee	Indefinite Term since July 2007.	Self-employed consultant (1999-present); formerly, Partner, Arthur Andersen LLP (audit services) (1972-1999).	7

Director, Sitoa Global Inc (2011 to present); Director, Wells Fargo ASGI Hedge Funds (closed-end hedge funds) (2008 to present); Director/Chairman, Pacific Metrics Corp. (educational services) (2005 to present); Director, Merriman Holdings, Inc. (financial services) (2003 to present); Director, Grail Advisors ETF Trust (2009 to 2011); Director, Varian Semiconductor Equipment Associates, Inc. (2004 to 2011); Director, North Bay Bancorp (2006 to 2007).

GuideMarkSM Funds & GuidePathSM Funds ADDITIONAL INFORMATION (Continued)
March 31, 2013

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

Interested Trustee

Ronald Cordes* Year of Birth: 1959 Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523-3967	Chairman of the Board and Trustee	Indefinite Term since January 2001.	Co-Chairman, Genworth Financial Wealth Management (“GFWM”) (formerly, AssetMark Investment Services) (2006-present); President, GPS Funds I (formerly AssetMark Funds) (2012 to present); (2001-2008); Principal, AssetMark Investment Servcies (1994 to 2008); President, Chairman and Chief Compliance Officer, AssetMark Capital Corporation (1994-2008).	7

Director, Microvest Capital Management, (investment company) (2012 to present); Director, Encore.org (nonprofit organization) Director, US Global Leadership Coalition (nonprofit organization) (2012 to present); Managing Member, Opportunity Collaboration, LLC (conference convener) (2012 to present); Director, ImpactAssets, (nonprofit organization) (2012 to present); Chairman, FairTrade USA (nonprofit organization) (2010 to present); Vice Chairman, Sarona Frontier General Partner, Inc. (investment fund) (2010 to present); Board of Regents, University of the Pacific (2009 to present); Director, East Bay Community Foundation (2007 to present); Director, ThinkImpact (nonprofit organization) (2010 to 2012); Katalysis Bootstrap Fund (nonprofit organization) (2005 to 2012); Investment Committee Member, Microvest Fund I (investment fund) (2009 to 2011).

GuideMarkSM Funds & GuidePathSM Funds ADDITIONAL INFORMATION (Continued)
March 31, 2013

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

GPS Funds II
Independent Trustees

David M. Dunford Year of Birth: 1949 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523-3967	Independent Trustee	Indefinite Term since 2011.	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989-2001).	9	Director, New England Bancorp (2006-present); Trustee, Genworth Variable Insurance Trust (“GVIT”) (2008-2012); Director, Hospice and Palliative Care of Cape Cod (2006-2011).

Paul S. Feinberg Year of Birth: 1942 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523-3967	Independent Trustee	Indefinite Term since 2011.	Retired; formerly, President, CitiStreet Funds, Inc. (2000-2005); Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990-2005)	9	Trustee, GVIT (2008-2012); Trustee, Blue Fund Group (2006-2008).

John A. Fibiger Year of Birth: 1932 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523-3967	Independent Trustee	Indefinite Term since 2011.	Retired; formerly, Chairman, TransAmerica Life Companies (“TransAmerica”) (insurance company) (1994-1997); President, TransAmerica (1993-1994); Chief Financial Officer, TransAmerica (1990-1993); President, New England Mutual Life Insurance Company (life insurance company) (1981-1989); New England Mutual Life Insurance Company (1974-1980).	10

Director, Members Mutual Holding Co. (2008-present); Trustee, Genworth Financial Asset Management Funds (“GFAM”) (2006-present); Director, Fidelity Life Association (life insurance company) (2006-present); Trustee, GVIT (2008-2012); Member, Executive Committee, Austin Symphony Orchestra Board of Directors; Life Trustee, Museum of Science, Boston, Massachusetts.

GuideMarkSM Funds & GuidePathSM Funds ADDITIONAL INFORMATION (Continued)
March 31, 2013

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

Interested Trustee

Gurinder S. Ahluwalia** Year of Birth: 1965 c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523-3967	Interested Trustee	Indefinite Term since 2011.	President and CEO of Genworth Financial Wealth Management (“GFWM”) (2009-present); Co-Chairman, GFWM (2008-2009); Vice-Chairman, AssetMark Investment Services, Inc. (2006-2008); President, GFAM (2004-2008); President and Chairman, Genworth Financial Asset Management, Inc. (2004-2008).	10

Trustee, GFAM (2005- present); Genworth Financial Trust Company (2004- present); Altegris Portfolio Management, Inc. (d/b/a Altegris Funds) (2011-present); Ensaaf (nonprofit organization) (2011- present); Quantuvis Consulting, Inc. (2008- present); Trustee, GVIT (2008-2012); Centurion Capital Group Inc.; Centurion Financial Advisers Inc.; GFWM, formerly, AssetMark Investment Services, Inc.; Genworth Financial Asset Management, Inc.

GuideMarkSM Funds & GuidePathSM Funds ADDITIONAL INFORMATION (Continued)
March 31, 2013

Name, Address and Year of Birth	Position(s) Held with the Trusts	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Officers

Carrie E. Hansen Year of Birth: 1970 Genworth Financial Wealth Management, Inc. 2300 Contra Costa Pleasant Hill, CA Boulevard Ste 600 94523-3967	President	Renewed 1-Year Term since May 2007.

President, GPS Funds I (formerly, AssetMark Funds) (2007-present) and GPS Funds II (2001-present); President, Genworth Financial Asset Management Funds (“GFAM”) and Genworth Variable Insurance Trust (“GVIT”) (2008- 2012); Senior Vice President and Chief Operations Officer, GFWM (2008- present); Chairman, Genworth Financial Trust Company (2008-present); Senior Vice President and Managing Director, of the Trust, (2007-2008); Treasurer and Chief Compliance Officer, GFAM (2007-2008); Chief Compliance Officer of the Trust, (2005-2008); Treasurer of the Trust, (2001-2008); Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly, AssetMark Investment Services, Inc., (2004-2007).

John Koval Year of Birth: 1966 Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523-3967	Chief Compliance Officer and AML Compliance Officer	Since 2012.

Senior Compliance Officer, Genworth Financial Wealth Management (2011 to present); Chief Operating Officer, SEAL Capital, Inc. (2009 to 2010); Chief Compliance Officer, Cliffwood Partners LLC (2004 to 2009).

Starr E. Frohlich Year of Birth: 1972 Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523-3967	Vice President and Treasurer	1-Year term since March 2010.

Vice President and Treasurer, GPS Funds I (formerly, AssetMark Funds) (2010-present), GPS Funds II (2011-present), and GFAM (2010-present); Director of Fund Administration, GFWM (2010-present); Vice President, U.S. Bancorp Fund Services, LLC (1997-2010).

Christine Villas-Chernak Year of Birth: 1968 Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523-3967	Deputy Chief Compliance Officer; Secretary	Since 2009. Renewed 1-Year term since September 2006.

Deputy Chief Compliance Officer, GPS Funds I (formerly, AssetMark Funds) (2009-present) and GPS Funds II (2011-present); Secretary, GPS Funds I (2006-present), GPS Funds II (2011-present), GFAM (2009-2010) and GVIT (2008-2010); Senior Compliance Officer, GFWM (2005-2009);

Robert J. Bannon Year of Birth: 1957 Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523-3967	Vice President and Chief Risk Officer	Since 2010.

Vice President and Chief Risk Officer, GPS Funds I (formerly, AssetMark Funds) (2010 to present), GPS Funds II (2011 to present) and GFAM (2010 to present); Senior Vice President and Chief Risk Officer, GFWM (2007-present).

*	Ronald Cordes is an “interested person” of the Trust as defined in the 1940 Act because he is the Chairman of the Board for GFWM and serves as Director for GFWM and Quantuvis.

**	Mr. Ahluwalia is a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of GFWM or certain of its affiliates.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

GuideMarkSM Funds & GuidePathSM Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2013

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, D.C. 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

6.	Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited).

GPS FUNDS I:

Annual Consideration and Approval of Investment Advisory and Sub-Advisory Agreements

At the meeting of the Board of Trustees (the “Board” or the “Trustees”) of GPS Funds I (the “Trust”) held on March 5, 2013, the Board conducted its review and renewal of the investment advisory agreement between Genworth Financial Wealth Management, Inc. (“GFWM”) and the Trust, on behalf of each series of the Trust (collectively, the “Funds”) (the “Advisory Agreement”). Additionally, the Board considered the renewal of the investment sub-advisory agreements between (i) Delaware Management Company (“Delaware”) and GFWM, on behalf of the GuideMarkSM Tax-Exempt Fixed Income Fund; (ii) Nuveen Asset Management (“Nuveen”) and GFWM, on behalf of the GuideMarkSM Tax-Exempt Fixed Income Fund; (iii) Barrow, Hanley, Mewhinney & Strauss (“Barrow Hanley”) and GFWM, on behalf of the GuideMarkSM Core Fixed Income Fund and the GuideMarkSM Large Cap Value Fund; (iv) Wellington Management Company (“Wellington”) and GFWM, on behalf of the GuideMarkSM Large Cap Growth Fund; Pyramis Global Advisors (“Pyramis”) and GFWM, on behalf of the GuideMarkSM Small/Mid Cap Core Fund and the GuideMarkSM World ex-US Fund; (vi) Diamond Hill Capital Management (“Diamond Hill”) and GFWM, on behalf of the GuideMarkSM Opportunistic Equity Fund; and (vii) Westfield Capital Management Company (“Westfield”) and GFWM, on behalf of the GuideMarkSM Opportunistic Equity Fund (collectively, the “Sub-Advisory Agreements”). Hereinafter, Delaware, Nuveen, Barrow Hanley, Wellington, Pyramis, Diamond Hill and Westfield are collectively referred to as the “Sub-Advisors” and the above-listed Funds are collectively referred to as the “Sub-Advised Funds.” The Advisory Agreement and Sub-Advisory Agreements are collectively referred to herein as the “Agreements.”

The Funds are managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Funds’ portfolios. Under this structure, GFWM is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining, or replacing sub-advisors. The Board is engaged in monitoring this process in connection with its meetings held throughout the year, and under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

GuideMarkSM Funds & GuidePathSM Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2013

The Board — including a majority of the independent Trustees - determined to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. The material factors considered and the conclusions that formed the basis of the Board’s approval of the renewal of the Agreements are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. Prior to considering the approval of the renewal of the Agreements, the Trustees requested, received, and reviewed information relevant to their consideration of the Agreements. The Trustees also received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees. The determination to approve the renewal of the Agreements was based on a comprehensive evaluation of all of the information available to the Trustees and was not the result of any particular information or any single factor. Moreover, each Trustee may have afforded different weight to various information and factors in reaching his conclusions with respect to the renewal of the Agreements.

The Advisory Agreement

Materials Reviewed and the Review Process

Prior to voting to approve the renewal of the Advisory Agreement, the Trustees - assisted by independent legal counsel -specifically requested and were furnished with materials for purposes of their review of the Advisory Agreement. The materials provided to the Board with regard to the Funds related to, among other items: (a) the terms and conditions of the Advisory Agreement; (b) information describing the nature, extent, and quality of the services that GFWM provides to the Funds, the fees that GFWM charges to the Funds for these services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds and that were identified as competitors; (c) information regarding GFWM’s business and operations, financial position, investment team, and compliance program; (d) information describing each Fund’s expense ratios compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objective(s) of the Fund; (e) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar to the investment objective(s) of the Fund; (f) information regarding GFWM’s profitability in managing each Fund; and (g) other information relevant to the approval of the Advisory Agreement. The Trustees also considered presentations made by and discussions held with representatives of GFWM throughout the course of the year at regularly scheduled Board meetings.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel to the independent Trustees and from counsel to the Trust, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering whether to approve the Agreements. The independent Trustees discussed the Agreements in communications prior to their meeting and during the course of their meeting in executive sessions with independent counsel, at which no representatives of GFWM were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decision to approve the Advisory Agreement. These factors and conclusions are described below.

Nature, Extent and Quality of Services Provided

With respect to the nature, extent and quality of the services that GFWM provides to the Funds, the Board considered the fact that, as an investment advisor operating within a manager-of-managers structure, GFWM maintains a primary focus on the selection, evaluation, and oversight of the Funds’ various Sub-Advisors and considered the Advisory Agreement in this context.

GuideMarkSM Funds & GuidePathSM Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2013

The Trustees considered GFWM’s investment team and its capabilities, including with respect to the administrative and compliance services provided to the Funds, and GFWM’s selection and oversight of sub-advisors to the Funds. The Trustees considered the experience, capability, and integrity of GFWM’s management and other personnel, the role of GFWM’s senior management and the extent of its involvement with the Funds, and GFWM’s willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained.

The Trustees also considered (a) the financial position of GFWM; (b) the quality of GFWM’s regulatory and legal compliance policies, procedures, and systems; (c) the nature, extent, and quality of administrative and shareholder services provided by GFWM to the Funds; and (d) GFWM’s supervision of the Funds’ third-party service providers.

The Board considered the breadth and quality of services that GFWM provides to the Funds. The Trustees also considered that the Funds are an integral part of GFWM’s program of asset allocation and shareholder services. Additionally, the Trustees considered GFWM’s ability to provide administrative and compliance-related services in connection with GFWM’s (a) oversight of the Sub-Advisors’ compliance with the Funds’ respective investment objectives, policies, and restrictions; (b) review of trading and brokerage matters; and (c) other oversight activities.

Based on the factors described above, among others, as well as the information provided to the Board in advance of their meeting and throughout the past year, the Trustees concluded that they were satisfied with the nature, extent, and quality of the services provided by GFWM to each Fund, which will continue to be provided to each Fund and its shareholders.

Investment Performance of the Funds

The Board considered the overall investment performance of the Funds and evaluated the Funds’ performance in the context of the manager-of-managers structure and the special considerations that such a structure requires. The Trustees considered whether the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its respective investment restrictions.

The Trustees also considered each Fund’s investment performance relative to its respective benchmark index and relative to the performance of funds with comparable investment strategies selected by a third-party information provider. The Trustees also considered all of the performance-related data that it had reviewed throughout the past year.

The Trustees considered each Fund’s performance for the fiscal year ended December 31, 2012 as compared to its benchmark and its peers selected by a third party information provider: the GuideMarkSM Large Cap Growth Fund had underperformed its benchmark and had performed in the fourth quartile of its peers; the GuideMarkSM Large Cap Value Fund had underperformed its benchmark and had performed in the third quartile of its peers; the GuideMarkSM Opportunistic Equity Fund had underperformed its benchmark and had performed in the second quartile of its peers; the GuideMarkSM Small/Mid Cap Core Fund and the GuideMarkSM Tax-Exempt Fixed Income Fund had outperformed their respective benchmarks and had performed in the top quartile of their respective peers; the GuideMarkSM World ex-US Fund had outperformed its benchmark and had performed in the third quartile of its peers; and the GuideMarkSM Core Fixed Income Fund had outperformed its benchmark and had performed in the fourth quartile of its peers. The Trustees considered that GFWM continued to be proactive in seeking to replace and/or add sub-advisors, to reallocate assets among sub-advisors, and to implement new investment strategies, with a view to improving Fund performance over the long term.

The Trustees considered that they had reviewed Fund performance, including the primary contributors to and detractors from performance, with GFWM and concluded that GFWM’s performance record in managing each of the Funds demonstrates that its continued management of the Funds, directly or through sub-advisors, will benefit each Fund and its shareholders.

GuideMarkSM Funds & GuidePathSM Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2013

Advisory Fees and Total Expenses

The Board considered a detailed analysis of the Funds’ fees and expenses. The materials considered by the Trustees included (i) a comparison of the advisory fees and total expenses of each Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider; (ii) comparisons of each Fund’s expenses to industry averages; and (iii) fee schedules for the Sub-Advisors.

With respect to expense ratios, the Trustees considered that, as of December 31, 2012, each of GuideMarkSM Large Cap Value Fund, GuideMarkSM World ex-US Fund, GuideMarkSM Opportunistic Equity Fund, GuideMarkSM Core Fixed Income Fund and GuideMarkSM Tax-Exempt Fixed Income Fund had expense ratios that were above the applicable industry averages. The GuideMarkSM Large Cap Growth Fund and GuideMarkSM Small/Mid Cap Core Fund had expense ratios that were below the applicable industry averages. The Trustees considered the expense limitation arrangement under which GFWM had agreed to limit the Funds’ expenses since their inception, as well as GFWM’s other efforts to reduce overall Fund expenses, including attempts to improve asset flows, implementing programs such as securities lending and negotiating strategic contracts with service providers.

With respect to advisory fee levels, the Trustees considered that, as of December 31, 2012, each of GuideMarkSM Large Cap Growth Fund, GuideMarkSM Large Cap Value Fund, GuideMarkSM World ex-US Fund, GuideMarkSM Opportunistic Equity Fund, GuideMarkSM Core Fixed Income Fund and GuideMarkSM Tax-Exempt Fixed Income Fund had advisory fees that were higher than the applicable industry averages. The advisory fees charged to the GuideMarkSM Small/Mid Cap Core Fund were lower than the applicable industry average. The Trustees also considered GFWM’s agreement, when Trust assets are above certain levels, to waive a portion of its advisory fee.

In analyzing the Funds’ fee levels as compared to other similar funds, the Trustees considered the Funds’ fee levels in light of the Funds’ special distribution structure, under which the Funds were distributed as part of a suite of services with asset allocation modeling, full performance reporting and other services that are not typically provided with mutual funds. After comparing each Fund’s fees and total expenses with those of other comparable funds, and in light of the nature, extent, and quality of services provided to the Funds by GFWM, as well as the costs incurred by GFWM in rendering those services, the Trustees concluded that the level of the fees charged by GFWM to each Fund was reasonable in relation to the services provided by GFWM, and that the total expenses of each Fund were reasonable in light of the circumstances.

Advisor Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed and discussed the financial information presented by GFWM, including information relating to the financial stability of GFWM and its historical and anticipated profitability with respect to its management of the Funds. The Board discussed the methods used by GFWM to allocate expenses to the Funds under its profitability analysis, and the Board considered the individual profitability of GFWM with respect to each Fund under this methodology. The Board noted that GFWM reported that the profitability of the Funds to GFWM for the quarter ended December 31, 2012 had decreased compared to the prior year.

The Trustees considered GFWM’s agreement to waive advisory fees received from the Funds and/or pay Fund expenses to the extent necessary to ensure that the Funds’ overall expenses do not exceed certain levels. The Trustees also considered GFWM’s agreement to waive advisory fees received from the Funds for breakpoint thresholds based on the Funds’ assets under management.

In evaluating GFWM’s profitability, the Trustees acknowledged that the Funds are distributed in connection with GFWM providing a package of administrative and other services as the sponsor of the GFWM investment platform, and considered the benefits that flow to Fund shareholders as a result of these services.

GuideMarkSM Funds & GuidePathSM Funds
ADDITIONAL INFORMATION (Continued)
March 31, 2013

The Trustees considered benefits received by GFWM as a result of its relationship with the Funds, including the benefits of offering an integrated set of investment options as an integral part of GFWM’s asset allocation investment programs and the related marketing rebates received by GFWM. The Trustees concluded that these benefits were reasonable.

The Trustees considered the anticipated effect of asset growth on each Fund’s expenses and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders.

The Trustees concluded, in light of the foregoing factors, that GFWM’s level of profitability is reasonable. Additionally, the Trustees concluded that the economies of scale being realized by GFWM, if any, do not mandate the implementation of new breakpoints or other changes in the fee structure for any Fund at this time.

Conclusion

The Trustees indicated that, while the consideration of the continuance of the Advisory Agreement is an annual exercise, the Board engages in a detailed analysis of each of these factors throughout the course of the year. Based upon all of the foregoing factors and such other matters as were deemed relevant, the Trustees concluded to approve the Advisory Agreement on behalf of the Funds. No single factor was determinative to the decision of the Trustees.

The Sub-Advisory Agreements

Materials Reviewed and the Review Process

Assisted by independent legal counsel, the Trustees specifically requested and were furnished with materials for purposes of their review of the Sub-Advisory Agreements. The materials provided to the Board related to, among other items: (a) the terms and conditions of the Sub-Advisory Agreements; (b) the nature, quality, and scope of the services to be provided by the Sub-Advisors, as well as the schedule of fees charged for such services; (c) each Sub-Advisor’s investment performance compared to an industry peer group as well as other sub-advisor client accounts; (d) comparative sub-advisory fee information; (e) information regarding each Sub-Advisor’s personnel, operations, financial position, and business operations; (f) information regarding each Sub-Advisor’s brokerage and compliance practices; and (g) information regarding each Sub-Advisor’s interactions with GFWM regarding management of the Sub-Advised Funds.

Additionally, during the course of the year, the Trustees received information relating to, among other items: (a) the quantitative performance of each Sub-Advisor; (b) GFWM’s evaluation, in accordance with its role as a “manager-of-managers,” of the nature, extent, and quality of the services provided by each Sub-Advisor; (c) GFWM’s profitability in managing each Fund and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders; and (d) benefits to each Sub-Advisor, such as receipt of research from brokers, that might result from the Sub-Advisor’s relationship with a Sub-Advised Fund. The Trustees considered and evaluated this information for purposes of determining whether to approve the Sub-Advisory Agreements.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering the renewal of the Sub-Advisory Agreements. The Trustees discussed the approval of the Sub-Advisory Agreements in communications prior to their meeting and, during the course of their meeting, in executive sessions with independent counsel at which no representatives of GFWM or the Sub-Advisors were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decision to approve the Sub-Advisory Agreements. In so doing, the Trustees considered GFWM’s active role as a “manager-of-managers,” which includes, among other functions, monitoring and evaluating the performance of the Sub-Advisors, recommending that any

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sub-advisor not performing as expected be replaced, and negotiating advantageous fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. These factors and the Board’s conclusions are set forth below.

Nature, Extent and Quality of Services Provided

The Trustees considered each Sub-Advisor’s investment management process, including (a) the experience, capability, and integrity of the Sub-Advisor’s management, investment professionals, and other personnel; (b) the financial position of the Sub-Advisor; (c) the quality and commitment of the Sub-Advisor’s regulatory and legal compliance policies, procedures, and systems; and (d) the Sub-Advisor’s brokerage and trading practices.

The Trustees specifically considered the qualifications, experience and track record of the individuals and portfolio management teams at each Sub-Advisor that are responsible for the day-to-day management of each Fund’s portfolio. The Trustees also considered, with respect to each Sub-Advisor, the specific investment approach and level of expertise within its particular asset class. The Trustees considered each Sub-Advisor’s performance record compared to the relevant benchmark(s).

The Trustees concluded that the nature, extent, and quality of the services provided by each Sub-Advisor has benefited —and will continue to benefit — each Sub-Advised Fund and its shareholders and that these factors supported the Board’s determination to approve each Sub-Advisory Agreement.

Sub-Advisor Investment Performance

The Trustees considered whether each Sub-Advisor operated within its respective Sub-Advised Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s investment performance for the fiscal year ended December 31, 2012 relative to a benchmark index or indices and its peers selected by a third party information provider:

(i)

Wellington, on behalf of the GuideMarkSM Large Cap Growth Fund, and Diamond Hill, on behalf of the GuideMarkSM Opportunistic Equity Fund, had each underperformed their respective benchmark and had performed in the third quartile of their respective peers;

(ii)	Barrow Hanley, on behalf of the GuideMarkSM Large Cap Value Fund, had underperformed its benchmark and had performed in the second quartile of its peers;

(iii)	Delaware and Nuveen, on behalf of the GuideMarkSM Tax Exempt Fixed Income Fund, had each outperformed their respective benchmark and had performed in the top quartile of their peers;

(iv)	Pyramis, on behalf of the GuideMarkSM World ex-US Fund, had outperformed its benchmark and had performed in the second quartile of its peers;

(v)

Westfield, on behalf of the GuideMarkSM Opportunistic Equity Fund, and Pyramis, on behalf of the GuideMarkSM Small/Mid Cap Core Fund, had each outperformed their respective benchmark and had performed in the top quartile of their respective peers; and

(vi)	Barrow Hanley, on behalf of the GuideMarkSM Core Fixed Income Fund, had outperformed its benchmark and had performed in the fourth quartile of its peers.

The Trustees further considered that Wellington had not been managing the GuideMarkSM Core Fixed Income Fund prior to the fiscal quarter ended December 31, 2012, and that it had outperformed its benchmark for that quarter and had performed in the third quartile of its peers.

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The Trustees considered that they had reviewed each Sub-Advisor, including the primary contributors to and detractors from performance, with GFWM and concluded that each Sub-Advisor’s performance record indicates that its continued management will benefit the respective Sub-Advised Fund(s) and its shareholders.

Sub-Advisory Fees, Level of Profits, Economies of Scale and Ancillary Benefits

The Trustees considered the fee paid to each Sub-Advisor by GFWM and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. The Trustees did not consider the profitability of the Sub-Advisors to be a material factor based on representations from GFWM that it negotiates sub-advisory fees with the Sub-Advisors on an arm’s-length basis. The Trustees also considered individual reports prepared with regard to each Sub-Advisor containing comparative information regarding fees. The Trustees concluded that each Sub-Advisor’s fees were generally similar to the fees charged by each Sub-Advisor to other comparable funds and accounts and that they were fair in light of the relevant Sub-Advised Fund’s performance and asset levels.

The Trustees considered the anticipated effect of asset growth on each Fund’s expenses and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. In this regard, the Trustees noted that certain of the Sub-Advisory Agreements’ fee schedules contain breakpoints which present potential economies of scale that could be shared with the Sub-Advised Funds’ shareholders as assets of those Sub-Advised Funds grow.

The Trustees concluded that the fees to be paid to each Sub-Advisor by GFWM are reasonable in light of the services performed for the Sub-Advised Funds by the Sub-Advisors, and that the economies of scale being realized by the Sub-Advisors, if any, do not mandate the implementation of breakpoints or other changes in the fee structure for any Fund at this time.

Conclusion

Based on their evaluation of the relevant factors, the Board — including the independent Trustees - concluded to approve the renewal of each Sub-Advisory Agreement. The Board also concluded that the fees to be paid to each Sub-Advisor are reasonable and that renewal of the Sub-Advisory Agreements is in the best interests of the Sub-Advised Funds and their shareholders. No single factor was determinative to the decision of the Trustees.

Consideration and Approval of a New Sub-Advisory Agreement with River Road

At the meeting of the Board of the Trust held on December 18, 2012, the Board approved a new sub-advisory agreement (the “River Road Sub-Advisory Agreement”) between River Road Asset Management, LLC (“River Road”) and GFWM, on behalf of the GuideMarkSM Opportunistic Equity Fund.

As noted above, the GuideMarkSM Opportunistic Equity Fund is managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Fund’s portfolio. Under this structure, GFWM is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining, or replacing sub-advisors. The Board is engaged in monitoring this process in connection with its meetings held throughout the year and, under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

The Board — including a majority of the independent Trustees — determined to approve the River Road Sub-Advisory Agreement. The material factors considered and the conclusions that formed the basis of the Board’s approval of the agreement are described below. This summary describes the most significant, but not all, of the factors evaluated by the Board. In preparation for their meeting, the Trustees requested, received, and reviewed information relevant to their consideration of the River Road Sub-Advisory Agreement. The Trustees also received assistance and advice regarding legal

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and industry standards from independent counsel to the independent Trustees. In deciding to approve the agreement, the Board did not identify any particular information or any single factor or conclusion that was controlling.

Materials Reviewed and the Review Process

The Trustees, including the independent Trustees, considered various materials requested by counsel on behalf of the independent Trustees related to the River Road Sub-Advisory Agreement that included, among other items: (1) a copy of the proposed form of sub-advisory agreement between River Road and GFWM, on behalf of the Fund; (2) River Road’s responses to GFWM’s due diligence questionnaire, including information on River Road’s investment process; (3) River Road’s Form ADV disclosures; (4) a description of GFWM’s selection and recommendation process with respect to River Road, and the reasons for such recommendation; (5) information describing the nature, quality and extent of services that River Road would provide to the Fund, and the proposed sub-advisory fee schedule for such services; (6) comparative sub-advisory fee information; (7) information concerning River Road’s business and operations, investment team, compliance program and internal procedures, including biographical information for the investment professionals that would be responsible for the day-to-day management of River Road’s allocated portion of the Fund’s portfolio; (8) information regarding the financial condition of River Road; and (9) the historical investment performance of River Road’s two investment strategies.

The Trustees also considered the methods and resources that GFWM utilizes in its efforts to identify and engage sub-advisors for the Funds. GFWM confirmed that its recommendation of River Road was made after evaluating a number of other possible investment managers and was based on a number of factors, including GFWM’s objective to find a sub-advisor that would employ an investment strategy complementary to that currently employed by the Fund’s other sub-advisors, Westfield and Diamond Hill.

The Trustees received assistance and advice regarding legal and industry standards from both independent counsel and from counsel to the Trust, which included a detailed memorandum that described the Trustees’ legal duties and obligations in considering the River Road Sub-Advisory Agreement. The Trustees discussed the approval of the River Road Sub-Advisory Agreement before and during the course of their meeting in executive sessions with independent counsel at which no representatives of GFWM or River Road were present.

Factors Considered

In considering the River Road Sub-Advisory Agreement, the Trustees considered the following factors, to the extent they were applicable: (1) the nature, quality and extent of the services to be provided by River Road; (2) the investment performance of River Road; (3) the costs of the services to be provided and profits to be realized by River Road and its affiliates from the relationship with the Fund, including any “fall-out” benefits; (4) the extent to which economies of scale would be realized as the Fund grows; and (5) whether fee levels reflect those economies of scale for the benefit of Fund investors.

The independent Trustees relied upon the advice of independent counsel and their own business judgment in determining the material factors to be considered in evaluating the River Road Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the independent Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each independent Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the River Road Sub-Advisory Agreement.

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Nature, Quality and Extent of Services to be Provided

The Trustees considered the nature, quality and extent of services that River Road would provide to the Fund. The Trustees discussed the specific investment process to be employed by River Road in managing its allocated portion of the Fund, the qualifications of River Road’s portfolio management team with regard to implementing the Fund’s investment mandate and River Road’s performance record as compared to a relevant benchmark. The Trustees considered River Road’s organization, personnel and operations. The Trustees also considered GFWM’s review and selection process with respect to River Road and GFWM’s favorable assessment as to the nature and quality of the sub-advisory services expected to be provided by River Road.

Based on their consideration and review of the foregoing factors, the Trustees concluded that the nature, quality and extent of the sub-advisory services to be provided by River Road, as well as River Road’s ability to render such services based on its experience, organization and resources, were appropriate for the Fund in light of the Fund’s investment objective, policies and strategies.

Sub-Advisor Investment Performance

Because River Road had not commenced providing sub-advisory services to the Fund at the time of the Trustees’ consideration of the River Road Sub-Advisory Agreement, the Trustees could not consider River Road’s investment performance with respect to its management of the Fund as a factor in evaluating the River Road Sub-Advisory Agreement. However, the Trustees did consider River Road’s historical performance record in managing other funds and accounts, including the historical performance of funds and accounts with the intended investment strategy recommended by GFWM for the Fund, compared to the Fund’s benchmark.

Sub-Advisory Fees, Level of Profits, Economies of Scale and Ancillary Benefits

The Trustees considered the compensation to be paid to River Road by GFWM in conjunction with the services that would be rendered to the Fund. The Trustees also considered comparisons of the fees to be paid by GFWM to River Road with fees charged by River Road to its other clients. In addition, the Trustees considered the recommendation of GFWM with respect to River Road and GFWM’s representation that the fees to be paid to River Road were the result of an arms-length negotiation. The Trustees considered that the sub-advisory fees would be paid by GFWM to River Road and would not be additional fees borne by the Fund.

The Trustees also considered the anticipated effect of asset growth on the expenses and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. The Trustees noted that River Road’s fee schedule would contain breakpoints, which presents potential economies of scale that could be shared with the Fund’s shareholders as the Fund’s assets grow. The Trustees concluded that, in light of the quality and extent of the services to be provided, the proposed fees to be paid to River Road were reasonable.

The Trustees also considered “fall-out” or ancillary benefits that may potentially accrue to River Road or its affiliates in the future because of its relationship with the Fund. The Trustees concluded that the benefits that might accrue to River Road or its affiliates were reasonable.

Conclusion

After consideration of the foregoing factors, and such other matters as were deemed relevant, and with no single factor being determinative to their decision, the Trustees-including a majority of the independent Trustees—with the assistance of independent counsel concluded to approve the River Road Sub-Advisory Agreement, including the fees payable thereunder.

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GPS FUNDS II:

Annual Consideration and Approval of Investment Advisory and Sub-Advisory Agreements

At the meeting of the Board of Trustees (the “Board” or the “Trustees”) of GPS Funds II (the “Trust”) held on March 28, 2013, the Board considered the renewal of the investment advisory agreement between Genworth Financial Wealth Management, Inc. (the “Advisor” or “GFWM”) and the Trust, on behalf of each series of the Trust (collectively, the “Funds”) (the “Advisory Agreement”). Additionally, the Board considered the renewal of the investment sub-advisory agreements between (i) SSgA Funds Management (“SSgA FM”) and GFWM, on behalf of the GuideMarkSM Global Real Return Fund; (ii) Franklin Advisers (“Franklin”) and GFWM, on behalf of the GuideMarkSM Opportunistic Fixed Income Fund; and (iii) Loomis, Sayles & Co. (“Loomis Sayles”) and GFWM, on behalf of the GuideMarkSM Opportunistic Fixed Income Fund (collectively, the “Sub-Advisory Agreements”). Hereinafter, the above-listed Funds are collectively referred to as the “Sub-Advised Funds.” The Advisory Agreement and Sub-Advisory Agreements are collectively referred to herein as the “Agreements.”

The Sub-Advised Funds are managed using a “manager-of-managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Funds’ portfolios. For those Funds, GFWM is responsible for evaluating and selecting sub-advisors on an ongoing basis and making any decisions to recommend hiring, retaining, or replacing sub-advisors. The Board is engaged in monitoring this process in connection with its meetings held throughout the year, and under the manager-of-managers structure, all parties understand that sub-advisors are being monitored and evaluated, and are subject to replacement, at all times.

The Board — including a majority of the independent Trustees — determined to approve the continuance of the Agreements for the applicable Funds. The material factors considered and the conclusions that formed the basis of the Board’s approval of the renewal of the Agreements are described below. Prior to considering the approval of the renewal of the Agreements, the Trustees requested, received, and reviewed information relevant to their consideration of the Agreements. The Trustees also received assistance and advice regarding legal and industry standards from independent counsel to the independent Trustees (“Independent Counsel”). The determination to approve the renewal of the Agreements was based on a comprehensive evaluation of all of the information available to the Trustees and was not the result of any particular information or any single factor. Moreover, each Trustee may have afforded different weight to various information and factors in reaching his conclusions with respect to the renewal of the Agreements.

The Advisory Agreement

Materials Reviewed and the Review Process

Prior to voting to approve the renewal of the Agreements, the Trustees — assisted by Independent Counsel — specifically requested and were furnished with materials for purposes of their review of the Agreements. The materials provided to the Board with regard to the Funds related to, among other items: (a) the terms and conditions of the Advisory Agreement, including confirmation from GFWM that no change to the existing terms of any Agreement were proposed; (b) information describing the nature, extent, and quality of the services that GFWM provides to the Funds, the fees that GFWM charges to the Funds for these services, and a comparison of those fees to the fees paid by a peer group of other investment companies having investment objectives similar to the investment objectives of the Funds and that were identified as competitors; (c) information regarding GFWM’s business and operations, financial position, investment team, and compliance program; (d) information describing each Fund’s expense ratios compared to the Fund’s peer group of other registered investment companies with investment objectives similar to the investment objective(s) of the Fund; (e) information describing each Fund’s performance compared to the Fund’s peer group of other investment companies with investment objectives similar

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to the investment objective(s) of the Fund; (f) information about the performance of GFWM’s investment strategies and the effect of their active management services; (g) information regarding GFWM’s profitability in managing each Fund; and (h) other information relevant to the approval of the Advisory Agreement. The Trustees also considered presentations made by and discussions held with representatives of GFWM throughout the course of the year at regularly scheduled Board meetings.

The Trustees received assistance and advice regarding legal and industry standards from both Independent Counsel and from counsel to the Trust, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering whether to approve the Agreements. The independent Trustees discussed the Agreements in communications prior to their meeting and during the course of their meeting in executive session with Independent Counsel, at which no representatives of GFWM were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decision to approve the Advisory Agreement. These factors and conclusions are described below.

Nature, Extent and Quality of Services Provided

The Trustees considered the nature, extent and quality of the services that GFWM provides to the Funds. With respect to the Sub-Advised Funds, the Board considered the fact that, as an investment advisor operating within a manager-of-managers structure, GFWM maintains a primary focus on the selection, evaluation, and oversight of the Funds’ various Sub-Advisors and considered the Advisory Agreement in this context.

The Trustees considered GFWM’s investment team and its capabilities, including with respect to the administrative and compliance services provided to the Funds, and GFWM’s selection and oversight of sub-advisors to the Funds. The Trustees considered the experience, capability, and integrity of GFWM’s management and other personnel, the role of GFWM’s senior management and the extent of its involvement with the Funds, and GFWM’s willingness to add personnel over time in order to ensure that appropriate staffing levels are maintained.

The Trustees also considered (a) the financial position of GFWM; (b) the quality of GFWM’s regulatory and legal compliance policies, procedures, and systems; (c) the nature, extent, and quality of administrative and shareholder services provided by GFWM to the Funds; and (d) GFWM’s supervision of the Funds’ third-party service providers.

The Board considered the breadth and quality of services that GFWM provides to the Funds. The Trustees also considered that the Funds are an integral part of GFWM’s program of asset allocation and shareholder services. Additionally, with respect to the Sub-Advised Funds, the Trustees considered GFWM’s ability to provide administrative and compliance-related services in connection with GFWM’s (a) oversight of the Sub-Advisors’ compliance with the Funds’ respective investment objectives, policies, and restrictions; (b) review of trading and brokerage matters; and (c) other oversight activities.

Based on the factors described above, among others, as well as the information provided to the Board in advance of their meeting and throughout the past year, the Trustees concluded that they were satisfied with the nature, extent, and quality of the services provided by GFWM to each Fund, which will continue to be provided to each Fund.

Investment Performance of the Funds

The Board considered the overall investment performance of the Funds and, with respect to the Sub-Advised Funds, evaluated the Funds’ performance in the context of the manager-of-managers structure. The Trustees considered whether

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the Funds operated within their investment objectives and styles, and considered each Fund’s record of compliance with its respective investment restrictions.

The Trustees also considered each Fund’s investment performance relative to its respective benchmark index or indices and relative to the performance of funds with comparable investment strategies selected by a third-party information provider. The Trustees also considered performance-related data received throughout the past year at and in connection with meetings of the Board.

The Trustees considered that for the fiscal year ended December 31, 2012, the GuideMarkSM Opportunistic Fixed income Fund had outperformed its benchmark and had performed in the top quartile of its peers selected by a third-party information provider. The GuideMarkSM Global Real Return Fund had outperformed its benchmarks and had performed in the second quartile of its peers. The GuidePathSM Strategic Asset Allocation Fund and GuidePathSM Tactical Constrained Asset Allocation Fund had underperformed their respective benchmarks but had performed in the top quartile of their respective peers. The GuidePathSM Tactical Unconstrained Asset Allocation Fund had underperformed its benchmark and had performed in the second quartile of its peers. The GuidePathSM Absolute Return Asset Allocation Fund had outperformed its benchmark but had performed in the fourth quartile of its peers.

For the GuidePathSM Multi-Asset Income Asset Allocation Fund, GuidePathSM Fixed Income Allocation Fund and GuidePathSM Altegris Multi-Strategy Alternative Allocation Fund, the Trustees reviewed the comparative performance for the three-month period ended December 31, 2012 for which the Funds had actual performance; however, the Trustees noted the relatively short period and determined that more time is necessary to evaluate GFWM’s investment performance with respect to these Funds. The Trustees noted that the GuidePathSM Multi-Asset Income Asset Allocation Fund had outperformed its benchmarks and had performed in the top quartile of its peers. The GuidePathSM Fixed Income Allocation Fund had outperformed its benchmark and had performed in the fourth quartile of its peers. And finally, the GuidePathSMAltegris Multi-Strategy Alternative Allocation Fund had underperformed its benchmark and had performed in the fourth quartile of its peers.

The Trustees considered that, as applicable, GFWM continued to be proactive in seeking to replace and/or add sub-advisors or underlying Funds, to reallocate assets among sub-advisors or underlying Funds, and to implement new investment strategies, with a view to improving Fund performance over the long term.

The Trustees considered that they had reviewed Fund performance, including the primary contributors to and detractors from performance, with GFWM and concluded that GFWM’s performance record in managing each of the Funds is satisfactory and supported a decision to approve the renewal of the Agreements.

Advisory Fees and Total Expenses

The Board considered a detailed analysis of the Funds’ fees and expenses. The materials considered by the Trustees included (i) a comparison of the advisory fees and total expenses of each Fund (as a percentage of average net assets) with the fees and expenses of a group of funds selected by a third-party information provider; (ii) comparisons of each Fund’s expenses to industry averages; and (iii) fee schedules for the Funds’ Sub-Advisors, as applicable.

With respect to expense ratios, the Trustees considered that, as of December 31, 2012, each Fund’s expense ratio was higher than the applicable industry averages. The Trustees considered the expense limitation arrangement under which GFWM had agreed to limit the Funds’ expenses since their inception, as well as GFWM’s other efforts to reduce overall Fund expenses, including attempts to improve asset flows, implementing programs such as securities lending and negotiating strategic contracts with service providers.

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With respect to advisory fee levels, the Trustees considered that, as of December 31, 2012, each Fund’s advisory fee level is higher than the applicable industry averages.

In analyzing the Funds’ fee levels as compared to other similar funds, the Trustees considered the Funds’ fee levels in light of the Funds’ special distribution structure, under which the Funds were distributed as part of a suite of products and services with asset allocation modeling, full performance reporting and other services that are not typically provided with mutual funds. After comparing each Fund’s fees and total expenses with those of other comparable funds, and in light of the nature, extent, and quality of services provided to the Funds by GFWM, as well as the costs incurred by GFWM in rendering those services, the Trustees concluded that the level of the fees charged by GFWM to each Fund was reasonable.

Advisor Costs, Level of Profits, Economies of Scale and Ancillary Benefits

The Board reviewed and discussed the financial information presented by GFWM, including information relating to the financial stability of GFWM and its historical and anticipated profitability with respect to its management of the Funds. The Board discussed the methods used by GFWM to allocate expenses to the Funds under its profitability analysis, and the Board considered the individual profitability of GFWM with respect to each Fund under this methodology.

The Trustees considered GFWM’s agreement to waive advisory fees received from the Funds and/or pay Fund expenses to the extent necessary to ensure that the Funds’ overall expenses do not exceed certain levels.

In evaluating GFWM’s profitability, the Trustees acknowledged that the Funds are distributed in connection with GFWM providing a package of administrative and other services as the sponsor of the GFWM investment platform, and considered the benefits that flow to Fund shareholders as a result of these services.

The Trustees considered ancillary benefits received by GFWM as a result of its relationship with the Funds, including the benefits of offering an integrated set of investment options as an integral part of GFWM’s asset allocation investment programs and the related marketing rebates received by GFWM. The Trustees concluded that these benefits were reasonable.

The Trustees considered the anticipated effect of asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders.

The Trustees concluded, in light of the foregoing factors, that GFWM’s level of profitability is reasonable. Additionally, the Trustees concluded that the economies of scale being realized by GFWM, if any, do not mandate the implementation of new breakpoints or other changes in the fee structure for any Fund at this time.

Conclusion

Based upon all of the foregoing factors and such other matters as were deemed relevant, the Trustees concluded to approve the renewal of the Advisory Agreement on behalf of the Funds.

The Sub-Advisory Agreements

Materials Reviewed and the Review Process

Assisted by Independent Counsel, the Trustees specifically requested and were furnished with materials for purposes of their review of each Sub-Advisory Agreement. The materials provided to the Board related to, among other items: (a) the terms and conditions of the Sub-Advisory Agreements; (b) the nature, quality, and scope of the services to be provided by the Sub-Advisors, as well as the schedule of fees charged for such services; (c) each Sub-Advisor’s investment performance compared to an industry peer group as well as other sub-advisor client accounts; (d) comparative sub-advisory fee information; (e) information regarding each Sub-Advisor’s personnel, operations, financial position, and business

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operations; (f) information regarding each Sub-Advisor’s brokerage and compliance practices; and (g) information regarding each Sub-Advisor’s interactions with GFWM regarding management of the Sub-Advised Funds.

Additionally, during the course of the year, the Trustees received information relating to, among other items: (a) the quantitative performance of each Sub-Advisor; (b) GFWM’s evaluation, in accordance with its role as a “manager-of-managers,” of the nature, extent, and quality of the services provided by each Sub-Advisor; (c) GFWM’s profitability in managing each Fund and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders; and (d) benefits to each Sub-Advisor, such as receipt of research from brokers, that might result from the Sub-Advisor’s relationship with a Sub-Advised Fund.

The Trustees received assistance and advice regarding legal and industry standards from both Independent Counsel and from counsel to the Trust, which included detailed memoranda that described the Trustees’ legal duties and obligations in considering the renewal of the Sub-Advisory Agreements. The Trustees discussed the approval of the Sub-Advisory Agreements in communications prior to their meeting and, during the course of their meeting, in executive session with Independent Counsel at which no representatives of GFWM or the Sub-Advisors were present.

Factors Considered

The Trustees considered and reached conclusions on a number of factors in making the decision to approve the Sub-Advisory Agreements. In so doing, the Trustees considered GFWM’s role as a “manager-of-managers,” which includes, among other functions, monitoring and evaluating the performance of the Sub-Advisors, recommending that any sub-advisor not performing as expected be replaced, and negotiating advantageous fee arrangements that could permit the Funds to realize economies of scale without compromising the quality of services. These factors and the Board’s conclusions are set forth below.

Nature, Extent and Quality of Services Provided

The Trustees considered each Sub-Advisor’s investment management process, including (a) the experience, capability, and integrity of the Sub-Advisor’s management, investment professionals, and other personnel; (b) the financial position of the Sub-Advisor; (c) the quality and commitment of the Sub-Advisor’s regulatory and legal compliance policies, procedures, and systems; and (d) the Sub-Advisor’s brokerage and trading practices.

The Trustees specifically considered the qualifications, experience and track record of the individuals and portfolio management teams at each Sub-Advisor that are responsible for the day-to-day management of each Fund’s portfolio. The Trustees also considered, with respect to each Sub-Advisor, the specific investment approach and level of expertise within its particular asset class. The Trustees considered each Sub-Advisor’s performance record to the relevant benchmark(s).

The Trustees concluded that the nature, extent, and quality of the services provided by each Sub-Advisor to its respective Sub-Advised Fund is satisfactory.

Sub-Advisor Investment Performance

The Trustees considered whether each Sub-Advisor operated within its respective Sub-Advised Fund’s investment objective and style and considered each Sub-Advisor’s record of compliance with applicable investment restrictions. The Trustees also considered each Sub-Advisor’s investment performance relative to benchmark indices. The Trustees considered that, for the fiscal year ended December 31, 2012, SSgA FM, on behalf of the GuideMarkSM Global Real Return Fund, and Franklin and Loomis Sayles, on behalf of the GuideMarkSM Opportunistic Fixed Income Fund, outperformed their respective benchmarks and had performed in the top quartile of their peers selected by a third-party information provider.

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March 31, 2013

The Trustees considered that for all relevant periods, each Sub-Advisor had outperformed its relevant benchmark(s) and had performed in the top quartile of its respective peers selected by a third-party information provider.

The Trustees considered that they had reviewed each Sub-Advisor, including the primary contributors to and detractors from performance, with GFWM and concluded that each Sub-Advisor’s performance record is satisfactory.

Sub-Advisory Fees, Level of Profits, Economies of Scale and Ancillary Benefits

The Trustees considered the fee paid to each Sub-Advisor by GFWM and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. The Trustees did not consider the profitability of the Sub-Advisors to be a material factor based on representations from GFWM that it negotiates sub-advisory fees with the Sub-Advisors on an arm’s-length basis. The Trustees also considered individual reports prepared with regard to each Sub-Advisor, containing comparative information regarding fees. The Trustees noted that each Sub-Advisor’s fees were generally similar to the fees charged by each Sub-Advisor to other comparable funds and accounts and that they were fair in light of Fund performance and asset levels.

The Trustees considered the anticipated effect of asset growth on each Fund’s expenses, and other information that might suggest the potential for realizing economies of scale that could be shared with Fund shareholders. In this regard, the Trustees noted that certain of the Sub-Advisory Agreements’ fee schedules contain breakpoints which present potential economies of scale that could be shared with the Sub-Advised Funds’ shareholders as assets of the Sub-Advised Fund grow.

The Trustees concluded that the fees to be paid to each Sub-Advisor by GFWM are reasonable in light of the services performed for the Sub-Advised Funds by the Sub-Advisors, and that the economies of scale being realized by the Sub-Advisors, if any, do not mandate the implementation of breakpoints or other changes in the fee structure for any Fund at this time.

The Trustees considered that there was no allocation of Fund brokerage to brokers affiliated with a Sub-Advisor. They noted that only Loomis Sayles uses “soft dollar” commissions to pay for research and brokerage services, and considered the benefits to Loomis Sayles from its use of soft dollars. The Trustees also considered any other ancillary benefits that accrue to a Sub-Advisor or any affiliate by virtue of the Sub-Advisor’s relationship with the Fund, and concluded that such benefits, if any, were reasonable.

Conclusion

Based on their evaluation of the relevant factors, the Board - including the independent Trustees - concluded to approve the renewal of each Sub-Advisory Agreement.

GuideMarkSM Funds
GuidePathSM Funds

GUIDEMARKSM FUNDS & GUIDEPATHSM FUNDS

GuideMarkSM Large Cap Growth Fund
GuideMarkSM Large Cap Value Fund
GuideMarkSM Small/Mid Cap Core Fund
GuideMarkSM World ex-US Fund
GuideMarkSM Opportunistic Equity Fund
GuideMarkSM Global Real Return Fund
GuideMarkSM Core Fixed Income Fund
GuideMarkSM Tax-Exempt Fixed Income Fund
GuideMarkSM Opportunistic Fixed Income Fund
GuidePathSM Strategic Asset Allocation Fund
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
GuidePathSM Absolute Return Asset Allocation Fund
GuidePathSM Multi-Asset Income Asset Allocation Fund
GuidePathSM Fixed Income Allocation Fund
GuidePathSM Altegris® Multi-Strategy Alternative Allocation Fund

Investment Advisor
Genworth Financial Wealth Management, Inc.
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523

Legal Counsel
Stradley Ronon Stevens & Young, LLP

This document must be
preceded or accompanied by a
free prospectus. Investors should
consider the Fund’s investment
objectives, risks, charges and
expenses carefully before
investing. The prospectus
contains this and other
important information about
the Fund. Please read the
prospectus carefully before you
invest or send money.

2005 Market Street, Suite 2600
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
KPMG LLP
4200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodians
U.S. Bank, N.A. BNY Mellon Asset Servicing
1555 North RiverCenter Drive, Suite 302 One Wall Street
Milwaukee, WI 53212 New York, NY 10286

Distributor	Annual Report March 31, 2013
Capital Brokerage Corporation
(dba Genworth Financial Brokerage Corporation in Indiana)
6620 West Broad Street Building 2
Richmond, VA 23230
Member FINRA

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Fibiger is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal year ended March 31, 2013, the registrant’s principal accountant billed the registrant $146,600 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

For the fiscal year ended March 31, 2012, the registrant’s principal accountant billed the registrant $0 for professional services rendered for the audit of the registrant’s annual financial statements or services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements.

(b) Audit-Related Fees

None.

c) Tax Fees

For the fiscal year ended March 31, 2013, the registrant’s principal accountant billed the registrant $52,520 for professional services rendered for tax compliance, tax advice and tax planning.

For the fiscal year ended March 31, 2012, the registrant’s principal accountant billed the registrant $8,000 for professional services rendered for tax compliance, tax advice and tax planning.

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(d) All Other Fees

None.

(e)(1)

The registrant’s audit committee charter provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of auditors annually to audit and to provide their opinion on the registrant’s financial statements. The audit committee charter also provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the auditor to provide other audit services to the registrant or to provide non-audit services to the registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)

There were no services in paragraphs (b) through (d) above (including services required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the fiscal year ended March 31, 2013 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2013 and March 31, 2012 were $0 and $0, respectively.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

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Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen, Principal Executive Officer/President

Date	5/28/13

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Carrie E. Hansen

Carrie E. Hansen, Principal Executive Officer/President

Date	5/28/13

By (Signature and Title)	/s/ Starr E. Frohlich

Starr E. Frohlich, Principal Financial Officer/Treasurer

Date	5/28/13

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